UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds Semi-Annual Report May 31, 2023 MLP Energy Infrastructure Fund

Goldman Sachs MLP Energy Infrastructure Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs MLP Energy Infrastructure Fund

The following are highlights both of key factors affecting energy-related equity markets and of any key changes made to the Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) during the six months ended May 31, 2023 (the “Reporting Period”). Attribution highlights are provided if the Fund materially outperformed or underperformed its benchmark during the Reporting Period. A fuller review of the markets and these changes will appear in the Fund’s annual shareholder report covering the 12 months ended November 30, 2023.

Market and Economic Review

∎

During the Reporting Period, broad-based macro uncertainty, driven by rising interest rates and investor concerns around banking sector stress, drove volatility across asset classes, including energy-related equities.

∎	Energy infrastructure master limited partnerships (“MLPs”), as measured by the Alerian MLP Index,[1] produced a total return of 0.39% during the Reporting Period.

∎

The broader midstream[2] sector, as measured by the Alerian Midstream Energy Index[3] (AMNA) (which includes both energy MLPs and “C” corporations), recorded a total return of -8.23% during the same period.

∎	Energy commodities’ prices declined during the Reporting Period.

∎	The price of West Texas Intermediate crude oil fell -15.47%.

∎

Natural gas prices experienced a more significant pullback, with U.S. Henry Hub[4] prices down 67.30% and Europe’s Title Transfer Facility (“TTF”)[5] prices down 81.22% during the Reporting Period overall.

∎	In crude oil markets, global recession fears weighed on market sentiment given that economic weakness has historically led to decreased demand for crude oil.

∎

Additionally, Russian crude oil and refined products supply was better than consensus expected during the Reporting Period despite the imposition of numerous Western sanctions following Russia’s 2022 invasion of Ukraine.

∎	Natural gas prices were pressured by a historically mild winter season and adequate gas storage, particularly in Europe, to meet demand amid the warmer than expected weather.

∎	Europe’s conservation efforts also put natural gas storage levels in both Europe and the U.S. well above historical average levels.

∎

Constrained liquefied natural gas export capacity in the U.S. was exacerbated by an outage at the Freeport liquefied natural gas export terminal. This facility, which generally accounts for more than two billion cubic feet per day of capacity, came back online in early 2023 after being out of service due to a fire since early June 2022.

[1]

Source: Alerian. The Alerian MLP Index is the leading gauge of energy infrastructure MLPs. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX). It is not possible to invest directly in an unmanaged index.

[2]

The midstream component of the energy industry is usually defined as those companies providing products or services that help link the supply side (i.e., energy producers) and the demand side (i.e., energy end-users for any type of energy commodity). Such midstream businesses can include, but are not limited to, those that process, store, market and transport various energy commodities.

[3]

Source: Alerian. The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return (AMNA) and on a total-return (AMNAX) basis. It is not possible to invest directly in an unmanaged index.

[4]	Henry Hub is a natural gas pipeline located in Erath, Louisiana that is the pricing point for natural gas futures contracts on the New York Mercantile Exchange.
[5]	The TTF is a virtual trading point for natural gas, located in the Netherlands, that oftentimes serves as a pricing proxy for the overall European liquid natural gas import market.

1

MARKET REVIEW

∎

Despite the volatility seen during the Reporting Period, the Goldman Sachs Energy and Infrastructure Team (the “Team”) maintained a positive outlook at the end of the Reporting Period on energy-related equities based on long-term commodity fundamentals and what it saw as attractive valuations, healthy corporate balance sheets and strong free cash flow generation of energy-related companies.

∎

Although the Team acknowledged that high inflation and recessionary indicators would not be positive for energy-related companies, it believed midstream businesses should benefit from having contracted cash flows with embedded inflationary escalators, which have historically supported their earnings resiliency during economic downturns.

∎

The Team also believed midstream companies and the broader energy sector were likely to benefit should the world’s perception around energy security and valuations shift and should investors consider increasing their energy exposure as it anticipates.

∎

Overall, the Team considered the midstream sector a compelling investment opportunity at the end of the Reporting Period and thought it was well positioned to benefit from the growing need for North American energy.

∎

Furthermore, the Team believed the addressing of the “energy trilemma,” which refers to the global need for reliable, sustainable and affordable energy, may well create investment opportunities across the broad energy sector for decades to come.

Fund Changes and Highlights

∎	During the Reporting Period, the Fund underperformed its benchmark, the Alerian MLP Index. The Alerian MLP Index is a leading measure of energy infrastructure MLPs.

∎	Most of the underperformance was driven by the Fund’s investments in energy infrastructure “C” corporations, which are not held by the Alerian MLP Index.

∎

Although the Fund was helped by its holdings of energy MLPs, it was hurt by its exposure to out-of-benchmark energy infrastructure “C” corporations, as energy MLPs outperformed energy infrastructure “C” corporations during the Reporting Period.

∎

In the Team’s view, the outperformance of energy MLPs during the Reporting Period was driven in part by what the Team calls a “catch up” trade. Energy infrastructure “C” corporations significantly outpaced energy MLPs in the quarters following the COVID-19 outbreak; many energy infrastructure “C” corporations tend to be bigger companies than energy MLPs, with comparatively larger investor bases, and the Team believes investors may have found them more attractive investments during the pandemic. Additionally, energy MLPs benefited during the Reporting Period by increased mergers and acquisitions activity in which a number of energy MLPs were acquired at a premium.

∎

On the positive side, the Fund benefited from its investment in Magellan Midstream Partners, L.P. (MMP), which is primarily involved in the storage, transportation and distribution of refined petroleum products.

∎

Shares of MMP rose during the Reporting Period on news the company would be acquired by ONEOK, Inc. (OKE), a leading midstream service provider that owns one of the nation’s premier natural gas liquids systems, in a stock plus cash transaction of an approximately 22% premium over MMP’s closing stock price on May 12, 2023.

∎

Effective January 11, 2023, Ganesh V. Jois no longer served as a portfolio manager for the Fund. As of the same date, Christopher A. Schiesser began serving as a portfolio manager for the Fund, joining Kyri Loupis and Matthew Cooper. Mr. Schiesser joined Goldman Sachs Asset Management in 2015. Kyri Loupis, Managing Director, has been a portfolio manager of the Fund since 2013. Mr. Cooper has also been a portfolio manager of the Fund since 2014.

2

FUND BASICS

Goldman Sachs MLP Energy Infrastructure Fund

as of May 31, 2023

PERFORMANCE REVIEW

	Fund Total
	Return	Alerian MLP Index
December 1, 2022–May 31, 2023	(based on NAV)[1]	(Total Return, Unhedged, USD)[2]

Class A	-5.23%	0.39%
Class C	-5.57	0.39
Institutional	-5.09	0.39
Investor	-5.15	0.39
Class R6	-5.08	0.39
Class R	-5.37	0.39
Class P	-5.06	0.39

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Alerian MLP Index (Total Return, Unhedged, USD) is a composite of the 39 most prominent energy master limited partnerships calculated by S&P Global Ratings using a float-adjusted market capitalization methodology. The Alerian MLP Index is disseminated by the New York Stock Exchange real-time on a price return basis (NYSE: AMZ). The corresponding total return index is calculated and disseminated daily through ticker AMZX. The Alerian MLP Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 5/31/23‡

Holding	% of Net Assets	Line of Business

Energy Transfer LP	12.4%	Pipeline Transportation | Natural Gas
MPLX LP	9.8	Gathering + Processing
Plains All American Pipeline LP	8.8	Pipeline Transportation | Petroleum
Western Midstream Partners LP	8.6	Gathering + Processing
Enterprise Products Partners LP	8.3	Pipeline Transportation | Natural Gas
Magellan Midstream Partners LP	7.4	Pipeline Transportation | Petroleum
DCP Midstream LP	5.1	Gathering + Processing
Targa Resources Corp.	5.0	Gathering + Processing
EnLink Midstream LLC	5.0	Gathering + Processing
Cheniere Energy, Inc.	4.9	Other | Liquefaction

‡	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND SECTOR ALLOCATIONS*

as of 5/31/23
as of 11/30/22
60%
50%
40%
30%
20%
10%
0%
42.9%
47.1%
24.9%
19.2%
22.0%
20.8%
5.9%
6.1%
3.3%
1.2%
1.7%
3.4%
0.5%
0.0%
0.5%
0.9%
0.5%
0.2%
0.4%
0.0%
0.3%
0.0%
0.0%
1.0%
Gathering + Processing
Pipeline Transportation | Natural Gas
Pipeline Transportation | Petroleum
Other | Liquefaction
Marketing | Wholesale
Production + Mining | Hydrocarbon
Marketing | Retail
Other
Investment Company
Oil & Gas Refining & Marketing
Exchange Traded Funds
Integrated

*

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Underlying sector allocations of exchange traded funds and investment companies held by the fund are not reflected in the graph above. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 102.1%

Gathering + Processing – 42.9%
2,080,605	Crestwood Equity Partners LP	$53,388,324
1,738,117	DCP Midstream LP	72,288,286
7,145,250	EnLink Midstream LLC*	69,737,640
509,723	Hess Midstream LP Class A	14,216,175
4,148,570	MPLX LP	138,313,324
641,268	ONEOK, Inc.	36,334,245
1,034,364	Targa Resources Corp.	70,388,470
983,746	The Williams Cos., Inc.	28,194,160
4,810,529	Western Midstream Partners LP	121,417,752

		604,278,376

Marketing | Retail – 0.5%
471,304	Suburban Propane Partners LP	7,196,812

Marketing | Wholesale – 3.3%
1,061,286	Sunoco LP	45,624,685

Oil & Gas Refining & Marketing* – 0.4%
777,708	Clean Energy Fuels Corp.	3,126,386
537,100	Tidewater Renewables Ltd.	2,789,359

		5,915,745

Other – 0.5%
426,636	Atlas Energy Solutions, Inc. Class A	6,664,054

Other | Liquefaction – 5.9%
309,199	Cheniere Energy Partners LP	13,743,896
493,916	Cheniere Energy, Inc.	69,034,639

		82,778,535

Pipeline Transportation | Natural Gas – 24.9%
1,053,630	DT Midstream, Inc.	47,898,020
14,091,650	Energy Transfer LP	174,736,460
4,641,901	Enterprise Products Partners LP	117,579,352
1,256,946	Equitrans Midstream Corp.	10,721,750

		350,935,582

Pipeline Transportation | Petroleum – 22.0%
549,915	Enbridge, Inc.	19,357,008
1,107,088	Genesis Energy LP	10,683,399
989,711	Holly Energy Partners LP	16,993,338
1,727,971	Magellan Midstream Partners LP	104,041,134
1,689,619	NuStar Energy LP	27,591,478

Shares	Description	Value

Common Stocks – (continued)

Pipeline Transportation | Petroleum – (continued)
226,682	Pembina Pipeline Corp.	$6,861,664
9,611,403	Plains All American Pipeline LP	124,179,327

		309,707,348

Production + Mining | Hydrocarbon – 1.7%
73,100	ConocoPhillips	7,258,830
63,571	EOG Resources, Inc.	6,820,533
470,615	Marathon Oil Corp.	10,428,828

		24,508,191

TOTAL COMMON STOCKS (Cost $1,453,092,881)		$1,437,609,328

Exchange Traded Funds – 0.3%

96,842	Alerian MLP ETF	$3,632,582
(Cost $3,632,582)

Shares	Dividend Rate	Value

Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,523,875	5.003%	$6,523,875

(Cost $6,523,875)

TOTAL INVESTMENTS – 102.9% (Cost $1,463,249,338)		$1,447,765,785

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.9)%		(40,330,264)

NET ASSETS – 100.0%		$1,407,435,521

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*   Non-income producing security.

(a)   Represents an affiliated Issuer.

ADDITIONAL INVESTMENT INFORMATION
Investment Abbreviations: ETF —Exchange Traded Fund LLC —Limited Liability Company LP —Limited Partnership MLP —MasterLimited Partnership

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

  Statement of Assets and Liabilities

      May 31, 2023 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $1,456,725,463)	$1,441,241,910
Investments in affiliated issuers, at value (cost $6,523,875)	6,523,875
Receivables:
Investments sold	7,182,683
Fund shares sold	447,247
Dividends	407,481
Prepaid federal and state income taxes	7,569,167
Prepaid state and local franchise taxes	54,355
Other assets	93,182

Total assets	1,463,519,900

Liabilities:

Due to custodian (overdraft)	533,643
Payables:
Investments purchased	12,107,692
Fund shares redeemed	1,411,886
Management fees	1,186,080
Distribution and Service fees and Transfer Agency fees	76,228
Deferred taxes, net	40,344,765
Accrued expenses and other liabilities	424,085

Total liabilities	56,084,379

Net Assets:

Paid-in capital	2,426,150,367
Total distributable earnings (loss)	(1,018,714,846)

NET ASSETS	$1,407,435,521

Net Assets:
Class A	$49,943,930
Class C	15,920,095
Institutional	179,732,265
Investor	44,844,400
Class R6	104,194,745
Class R	864,135
Class P	1,011,935,951
Total Net Assets	$1,407,435,521

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,897,168
Class C	676,430
Institutional	6,451,290
Investor	1,640,694
Class R6	3,734,189
Class R	34,051
Class P	36,156,723

Net asset value, offering and redemption price per share:(a)
Class A	$26.33
Class C	23.54
Institutional	27.86
Investor	27.33
Class R6	27.90
Class R	25.38
Class P	27.99

(a)

Maximum public offering price per share for Class A Shares is $27.86. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

  Statement of Operations

      For the Six Months Ended May 31, 2023 (Unaudited)

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $ 224,879)	$50,131,796
Dividends — affiliated issuers	78,818
Less: Return of Capital on Dividends	(42,385,993)

Total investment income	7,824,621

Expenses:

Management fees	7,034,823
Transfer Agency fees(a)	305,754
Professional fees	183,487
Distribution and Service (12b-1) fees(a)	136,054
Custody, accounting and administrative services	80,239
Printing and mailing costs	65,739
Registration fees	52,826
Service fees — Class C	22,702
Trustee fees	14,469
Other	25,576

Total operating expenses, before taxes	7,921,669

Less — expense reductions	(3,153)

Net operating expenses, before taxes	7,918,516

NET INVESTMENT LOSS, BEFORE TAXES	(93,895)

Current and deferred tax expense	(30,718)

NET INVESTMENT LOSS, NET OF TAXES	(124,613)

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	43,019,294
Foreign currency transactions	(7,799)
Current and deferred tax benefit	12,058,541
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(102,762,995)
Foreign currency translation	5,503
Current and deferred tax expense	(28,798,184)

Net realized and unrealized loss, net of taxes	(76,485,640)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(76,610,253)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$65,816	$68,107	$2,131	$42,122	$14,528	$38,308	$39,042	$16,217	$682	$154,855

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022

From operations:

Net investment income (loss), net of taxes	$(124,613)	$1,154,201
Net realized gain, net of taxes	55,070,036	145,551,867
Net change in unrealized gain (loss), net of taxes	(131,555,676)	262,607,587

Net increase (decrease) in net assets resulting from operations	(76,610,253)	409,313,655

Distributions to shareholders:

From distributable earnings:
Class A Shares	(1,963,366)	(3,048,201)
Class C Shares	(735,047)	(1,670,031)
Institutional Shares	(6,794,520)	(11,206,812)
Investor Shares	(1,715,647)	(2,978,411)
Class R6 Shares	(3,804,572)	(8,446,190)
Class R Shares	(33,224)	(51,446)
Class P Shares	(36,955,521)	(56,334,989)

Total distributions to shareholders	(52,001,897)	(83,736,080)

From share transactions:

Proceeds from sales of shares	101,505,438	300,530,192
Reinvestment of distributions	50,889,585	81,724,586
Cost of shares redeemed	(129,706,822)	(372,596,029)

Net increase in net assets resulting from share transactions	22,688,201	9,658,749

TOTAL INCREASE (DECREASE)	(105,923,949)	335,236,324

Net assets:

Beginning of period	1,513,359,470	1,178,123,146

End of period	$1,407,435,521	$1,513,359,470

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class A Shares
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,
			2022	2021		2020	2019	2018

Per Share Data*

Net asset value, beginning of period	$28.86		$22.75	$17.15		$26.10	$31.90	$34.00

Net investment loss(a)	(0.04)		(0.07)	(0.13	)(b)	(0.15)	(0.30)	(0.10)

Net realized and unrealized gain (loss)	(1.44)		7.88	7.23		(7.86)	(3.00)	0.35

Total from investment operations	(1.48)		7.81	7.10		(8.01)	(3.30)	0.25

Distributions to shareholders from net investment income	(1.05)		(1.70)	(1.50)		—	(0.15)	(0.80)

Distributions to shareholders from return of capital	—		—	—		(0.94)	(2.35)	(1.55)

Total distributions	(1.05)		(1.70)	(1.50)		(0.94)	(2.50)	(2.35)

Net asset value, end of period	$26.33		$28.86	$22.75		$17.15	$26.10	$31.90

Total return(c)	(5.23)%		34.91%	41.88%		(27.83)%	(11.06)%	0.23%

Net assets, end of period (in 000s)	$49,944		$53,751	$39,835		$34,024	$60,112	$95,120

Ratio of net expenses to average net assets after tax expense(d)	2.57	%(e)	2.59%	0.42%		2.61%	1.67%	1.67%

Ratio of total expenses to average net assets after tax expense(d)	2.57	%(e)	2.59%	0.43%		2.64%	1.67%	1.67%

Ratio of net expenses to average net assets before tax expense	1.44	%(e)	1.45%	1.45%		1.49%	1.44%	1.40	%(e)

Ratio of net investment loss to average net assets(f)	(0.32	)%(e)	(0.26)%	(0.60)%		(0.81)%	(1.02)%	(0.34)%

Portfolio turnover rate(g)	48%		117%	166%		139%	51%	68%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class C Shares
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,
			2022	2021		2020	2019	2018

Per Share Data*

Net asset value, beginning of period	$26.01		$20.79	$15.88		$24.55	$30.35	$32.70

Net investment loss(a)	(0.11)		(0.24)	(0.27	)(b)	(0.29)	(0.50)	(0.35)

Net realized and unrealized gain (loss)	(1.31)		7.16	6.68		(7.44)	(2.80)	0.35

Total from investment operations	(1.42)		6.92	6.41		(7.73)	(3.30)	—

Distributions to shareholders from net investment income	(1.05)		(1.70)	(1.50)		—	(0.15)	(0.80)

Distributions to shareholders from return of capital	—		—	—		(0.94)	(2.35)	(1.55)

Total distributions	(1.05)		(1.70)	(1.50)		(0.94)	(2.50)	(2.35)

Net asset value, end of period	$23.54		$26.01	$20.79		$15.88	$24.55	$30.35

Total return(c)	(5.57)%		33.89%	40.85%		(28.47)%	(11.64)%	(0.38)%

Net assets, end of period (in 000s)	$15,920		$22,030	$25,647		$24,897	$58,044	$92,201

Ratio of net expenses to average net assets after tax expense(d)	3.23	%(e)	3.34%	1.16%		3.37%	2.42%	2.44%

Ratio of total expenses to average net assets after tax expense(d)	3.23	%(e)	3.34%	1.18%		3.39%	2.42%	2.44%

Ratio of net expenses to average net assets before tax expense	2.19	%(e)	2.20%	2.20%		2.24%	2.19%	2.15	%(e)

Ratio of net investment loss to average net assets(f)	(0.88	)%(e)	(1.00)%	(1.35)%		(1.63)%	(1.77)%	(1.06)%

Portfolio turnover rate(g)	48%		117%	166%		139%	51%	68%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Institutional Shares
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,
			2022	2021		2020	2019	2018

Per Share Data*

Net asset value, beginning of period	$30.43		$23.82	$17.84		$26.95	$32.75	$34.75

Net investment income (loss)(a)	0.01		0.03	(0.05	)(b)	(0.11)	(0.20)	0.10

Net realized and unrealized gain (loss)	(1.53)		8.28	7.53		(8.06)	(3.10)	0.25

Total from investment operations	(1.52)		8.31	7.48		(8.17)	(3.30)	0.35

Distributions to shareholders from net investment income	(1.05)		(1.70)	(1.50)		—	(0.15)	(0.80)

Distributions to shareholders from return of capital	—		—	—		(0.94)	(2.35)	(1.55)

Total distributions	(1.05)		(1.70)	(1.50)		(0.94)	(2.50)	(2.35)

Net asset value, end of period	$27.86		$30.43	$23.82		$17.84	$26.95	$32.75

Total return(c)	(5.09)%		35.45%	42.40%		(27.54)%	(10.77)%	0.67%

Net assets, end of period (in 000s)	$179,732		$198,807	$160,785		$182,236	$502,633	$651,132

Ratio of net expenses to average net assets after tax expense(d)	2.18	%(e)	2.22%	0.05%		2.22%	1.28%	1.43%

Ratio of total expenses to average net assets after tax expense(d)	2.18	%(e)	2.22%	0.06%		2.25%	1.28%	1.43%

Ratio of net expenses to average net assets before tax expense	1.07	%(e)	1.08%	1.09%		1.10%	1.05%	1.01	%(e)

Ratio of net investment income (loss) to average net assets(f)	0.08	%(e)	0.12%	(0.21)%		(0.56)%	(0.61)%	0.34%

Portfolio turnover rate(g)	48%		117%	166%		139%	51%	68%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Investor Shares
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,
			2022	2021		2020	2019	2018

Per Share Data*

Net asset value, beginning of period	$29.89		$23.45	$17.60		$26.65	$32.50	$34.50

Net investment loss(a)	—	(b)	— (b)	(0.08	)(c)	(0.15)	(0.25)	(0.05)

Net realized and unrealized gain (loss)	(1.51)		8.14	7.43		(7.96)	(3.10)	0.40

Total from investment operations	(1.51)		8.14	7.35		(8.11)	(3.35)	0.35

Distributions to shareholders from net investment income	(1.05)		(1.70)	(1.50)		—	(0.15)	(0.80)

Distributions to shareholders from return of capital	—		—	—		(0.94)	(2.35)	(1.55)

Total distributions	(1.05)		(1.70)	(1.50)		(0.94)	(2.50)	(2.35)

Net asset value, end of period	$27.33		$29.89	$23.45		$17.60	$26.65	$32.50

Total return(d)	(5.15)%		35.28%	42.23%		(27.63)%	(11.01)%	0.68%

Net assets, end of period (in 000s)	$44,844		$59,725	$40,346		$32,396	$98,506	$142,664

Ratio of net expenses to average net assets after tax expense(e)	2.28	%(f)	2.34%	0.17%		2.36%	1.42%	1.43%

Ratio of total expenses to average net assets after tax expense(e)	2.28	%(f)	2.34%	0.18%		2.38%	1.42%	1.43%

Ratio of net expenses to average net assets before tax expense	1.19	%(f)	1.20%	1.20%		1.23%	1.19%	1.15	%(f)

Ratio of net investment income (loss) to average net assets(g)	0.02	%(f)	(0.01)%	(0.36)%		(0.73)%	(0.77)%	(0.07)%

Portfolio turnover rate(h)	48%		117%	166%		139%	51%	68%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Annualized with the exception of tax expenses.
(g)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class R6 Shares
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,					Period Ended November 30, 2018(a)
			2022	2021		2020	2019

Per Share Data*

Net asset value, beginning of period	$30.47		$23.85	$17.86		$27.00	$32.75	$32.15

Net investment income (loss)(b)	0.01		0.04	(0.04	)(c)	(0.05)	(0.20)	(0.10)

Net realized and unrealized gain (loss)	(1.53)		8.28	7.53		(8.15)	(3.05)	2.50

Total from investment operations	(1.52)		8.32	7.49		(8.20)	(3.25)	2.40

Distributions to shareholders from net investment income	(1.05)		(1.70)	(1.50)		—	(0.15)	(0.65)

Distributions to shareholders from return of capital	—		—	—		(0.94)	(2.35)	(1.15)

Total distributions	(1.05)		(1.70)	(1.50)		(0.94)	(2.50)	(1.80)

Net asset value, end of period	$27.90		$30.47	$23.85		$17.86	$27.00	$32.75

Total return(d)	(5.08)%		35.45%	42.41%		(27.60)%	(10.60)%	7.15%

Net assets, end of period (in 000s)	$104,195		$126,621	$138,288		$181,968	$165,252	$205,470

Ratio of net expenses to average net assets after tax expense(e)	2.20	%(f)	2.21%	0.04%		2.23%	1.26%	1.11	%(f)

Ratio of total expenses to average net assets after tax expense(e)	2.20	%(f)	2.21%	0.05%		2.26%	1.26%	1.11%

Ratio of net expenses to average net assets before tax expense	1.06	%(f)	1.07%	1.08%		1.11%	1.04%	1.00	%(f)

Ratio of net investment income (loss) to average net assets(g)	0.05	%(f)	0.13%	(0.17)%		(0.29)%	(0.66)%	(0.46	)%(f)

Portfolio turnover rate(h)	48%		117%	166%		139%	51%	68%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Commenced operations on April 02, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Annualized with the exception of tax expenses.
(g)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class R Shares
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,
			2022	2021		2020	2019	2018

Per Share Data*

Net asset value beginning of period	$27.90		$22.09	$16.72		$25.60	$31.40	$33.55

Net investment loss(a)	(0.10)		(0.13)	(0.18	)(b)	(0.17)	(0.40)	(0.20)

Net realized and unrealized gain (loss)	(1.37)		7.64	7.05		(7.77)	(2.90)	0.40

Total from investment operations	(1.47)		7.51	6.87		(7.94)	(3.30)	0.20

Distributions to shareholders from net investment income	(1.05)		(1.70)	(1.50)		—	(0.15)	(0.80)

Distributions to shareholders from return of capital	—		—	—		(0.94)	(2.35)	(1.55)

Total distributions	(1.05)		(1.70)	(1.50)		(0.94)	(2.50)	(2.35)

Net asset value, end of period	$25.38		$27.90	$22.09		$16.72	$25.60	$31.40

Total return(c)	(5.37)%		34.59%	41.57%		(28.11)%	(11.24)%	0.24%

Net assets, end of period (in 000s)	$864		$843	$731		$796	$1,012	$2,254

Ratio of net expenses to average net assets after tax expense(d)	2.90	%(e)	2.84%	0.66%		2.87%	1.92%	1.93%

Ratio of total expenses to average net assets after tax expense(d)	2.90	%(e)	2.85%	0.67%		2.90%	1.92%	1.93%

Ratio of net expenses to average net assets before tax expense	1.69	%(e)	1.70%	1.70%		1.74%	1.69%	1.65	%(e)

Ratio of net investment loss to average net assets(f)	(0.73	)%(e)	(0.50)%	(0.85)%		(0.94)%	(1.31)%	(0.59)%

Portfolio turnover rate(g)	48%		117%	166%		139%	51%	68%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class P Shares
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,					Period Ended November 30, 2018(a)
			2022	2021		2020	2019

Per Share Data*

Net asset value, beginning of period	$30.56		$23.92	$17.91		$27.05	$32.85	$34.80

Net investment income (loss)(b)	—	(c)	0.03	(0.05	)(d)	(0.08)	(0.20)	(0.15)

Net realized and unrealized gain (loss)	(1.52)		8.31	7.56		(8.12)	(3.10)	—	(c)

Total from investment operations	(1.52)		8.34	7.51		(8.20)	(3.30)	(0.15)

Distributions to shareholders from net investment income	(1.05)		(1.70)	(1.50)		—	(0.15)	(0.65)

Distributions to shareholders from return of capital	—		—	—		(0.94)	(2.35)	(1.15)

Total distributions	(1.05)		(1.70)	(1.50)		(0.94)	(2.50)	(1.80)

Net asset value, end of period	$27.99		$30.56	$23.92		$17.91	$27.05	$32.85

Total return(e)	(5.06)%		35.43%	42.40%		(27.55)%	(10.73)%	(0.72)%

Net assets, end of period (in 000s)	$1,011,936		$1,051,583	$772,491		$526,900	$843,448	$1,073,157

Ratio of net expenses to average net assets after tax expense(f)	2.23	%(g)	2.21%	0.04%		2.23%	1.27%	1.05	%(g)

Ratio of total expenses to average net assets after tax expense(f)	2.23	%(g)	2.21%	0.05%		2.26%	1.27%	1.05	%(g)

Ratio of net expenses to average net assets before tax expense	1.06	%(g)	1.07%	1.08%		1.10%	1.04%	1.00	%(g)

Ratio of net investment income (loss) to average net assets(h)	(0.01	)%(g)	0.12%	(0.23)%		(0.38)%	(0.61)%	(0.68	)%(g)

Portfolio turnover rate(i)	48%		117%	166%		139%	51%	68%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Less than $0.005 per share.
(d)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Annualized with the exception of tax expenses.
(h)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”). The Fund is a non-diversified portfolio under the Act offering seven classes of shares — Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, net of any foreign withholding taxes, and less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the MLPs. The Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Distributions to Shareholders — Over the long term, the Fund makes distributions to its shareholders each fiscal quarter at a rate that is approximately equal to the distributions the Fund receives from the MLPs and other securities in which it invests. To permit the Fund to maintain more stable quarterly distributions, the distribution for any particular quarterly period may be more or less than the amount of total distributable earnings actually earned by the Fund. The Fund estimates that only a portion of the distributions paid to shareholders will be treated as income. The remaining portion of the Fund’s distribution, which may be significant, is expected to be a return of capital. These estimates are based on the Fund’s operating results during the period, and their final federal income tax characterization may differ.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/Tax differences based on the appropriate tax character.

16

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended, but will rather be taxed as a corporation. As a result, the Fund is obligated to pay federal, state and local income tax on its taxable income. The Fund invests primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income or loss in computing its own taxable income or loss, regardless of whether the MLPs make distributions to the Fund.

The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/ losses to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/losses, which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes, and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory United States (“U.S.”) federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standards Codification (“ASC”) 740, Income Taxes (ASC 740) it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. The factors considered in assessing the Fund’s valuation allowance include: the nature, frequency, and severity of current and cumulative losses, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset. Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s NAV and results of operations in the period it is recorded. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate operating income/loss and gains/losses and current taxes and deferred tax liabilities and/or asset balances for purposes of daily reporting of NAVs and financial statement reporting. In addition, sales of MLP investments will result in allocations to the Fund of taxable ordinary income or loss and capital gain or loss, each in amounts that will not be reported to the Fund until the following year, in magnitudes often not readily estimable before such reporting is made. The portion of gain on a disposition of an MLP equity security that is taxed as ordinary income under the Code will be recognized even if there is a net taxable loss on the disposition.

It is the Fund’s policy to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states, and such returns are subject to examination by the tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on its net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and

17

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

` 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved

18

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2023:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock(a)

North America	$1,437,609,328	$—	$—

Exchange Traded Funds	3,632,582	—	—

Investment Company	6,523,875	—	—

Total	$1,447,765,785	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedule of Investments.

19

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

4. TAXATION

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate. During the six months ended May 31, 2023, the Fund reevaluated its blended state income tax rate, increasing the rate from 1.17% to 1.54% due to an anticipated change in state apportionment of income and gains. The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Application of statutory income tax rate	$(12,566,377)	21.00%

State income taxes, net of federal benefit	(921,534)	1.54%

Change in estimated deferred tax rate	(533,269)	0.89%

Effect of permanent differences	(6,541,611)	10.93%

Change in Valuation Allowance	37,333,152	(62.39)%

Total current and deferred income tax expense/(benefit), net	$16,770,361	(28.03)%

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. At May 31, 2023, components of the Fund’s deferred tax assets and liabilities were as follows:

Deferred tax assets:

Federal net operating loss carryforward — see table below for expiration	$5,912,575

State net operating loss carryforward	665,992

Capital loss carryforward (tax basis)	117,984,407

Other tax assets	429,089

Valuation Allowance	(101,643,980)

Total Deferred Tax Assets	$23,348,083

Deferred tax liabilities:

Book vs tax partnership income to be recognized	$(43,193,654)

Net unrealized gain on investment securities (tax basis)	(20,499,194)

Total Deferred Tax Liabilities	$(63,692,848)

Net Deferred Tax Asset/(Liability)	$(40,344,765)

At May 31, 2023, the Fund had net operating loss carryforwards, subject to expiration and limitation based on the fiscal year generated, as follows:

For Fiscal Year Ended:	Amount	Expiration

November 30, 2023	$28,155,119	Indefinite

At May 31, 2023, the Fund had capital loss carryforwards, subject to expiration and limitation based on the fiscal year generated, as follows:

For Fiscal Year Ended:	Amount	Expiration

November 30, 2020	$523,444,575	November 30, 2025

The Fund reviews the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing, the Fund’s management considers available carrybacks, reversing temporary taxable differences, and tax planning, if any. As a result of its analysis of the recoverability of its deferred tax assets, the Fund recorded $101,643,980 of valuation allowances as of May 31, 2023.

20

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

4. TAXATION (continued)

For the six months ended May 31, 2023, components of the Fund’s current and deferred tax expense/(benefit) are as follows:

	Current	Deferred	Total

Federal	$—	$(17,864,316)	$(17,864,316)

State	(260,845)	(2,437,630)	(2,698,475)

Valuation Allowances	—	37,333,152	37,333,152

Total	$(260,845)	$17,031,206	$16,770,361

For the six months ended May 31, 2023, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. At May 31, 2023, gross unrealized appreciation and depreciation of investments, based on cost, for federal income tax purposes was as follows:

Tax Cost	$1,164,790,150

Gross unrealized gain	368,125,069

Gross unrealized loss	(85,149,434)

Net unrealized gain	$282,975,635

Any difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales and differences related to the tax treatment of partnership investments.

For the six months ended May 31, 2023, the Fund distributions are estimated to be comprised of 100% from taxable income and 0% return of capital. Shareholders will be informed of the final tax characterization of the distributions in February 2024. The Fund’s tax years ended November 30, 2019 through November 30, 2022 remain open for examination by U.S. and state tax authorities. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next 12 months.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended May 31, 2023, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
					Effective Net
First	Next	Next	Next	Over	Management
$1 billion	$1 billion	$3 billion	$3 billion	$8 billion	Rate^

1.00%	0.90%	0.86%	0.84%	0.82%	0.97%

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Fund invests. For the six months ended May 31, 2023, GSAM waived $2,753 of the Fund’s management fee.

21

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund as set forth below:

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended May 31, 2023, Goldman Sachs advised that it retained $644 and $0 of the sales charges applicable to Class A and Class C Shares, respectively.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to its customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.064% respectively. These Other Expense limitations will remain in place through at least March 29, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the six months ended May 31, 2023, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Waivers/Credits	Total Expense Reductions

$2,753	$400	$3,153

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Other Transactions with Affiliates — For the for the six months ended May 31, 2023, Goldman Sachs earned $106,498, in brokerage commissions from portfolio transactions on behalf of the Fund, respectively.

The following table provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund — Institutional Shares as of and for the six months ended May 31, 2023:

Underlying Fund	Beginning Value as of November 30, 2022	Purchases at Cost	Proceeds from Sales	Ending Value as of May 31, 2023	Shares as of May 31, 2023	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$3,558,907	$65,398,599	$(62,433,631)	$6,523,875	6,523,875	$78,818

H. Line of Credit Facility — As of May 31, 2023, the Fund participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary or emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2023, the Fund did not have any borrowings under the facility. Prior to April 19, 2023, the facility was $1,250,000,000.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2023, were $746,397,901 and $703,171,684, respectively.

7. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. For example, in response to the outbreak of a novel strain of coronavirus (known as COVID-19), the U.S. Government passed the Coronavirus Aid, Relief and Economic Security Act in March 2020, which established loan programs for certain issuers impacted by COVID-19. Among other conditions, borrowers under these loan programs are generally restricted from paying dividends. The adoption of new legislation could further limit or restrict the ability of issuers to pay dividends. To the extent that dividend-paying securities are concentrated in only a few market sectors, the Fund may be subject to the risks of volatile economic cycles and/or conditions or developments that may be particular to a sector to a greater extent than if its investments were diversified across different sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Fund to produce current income.

Geographic and Sector Risk — The Fund focuses its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets.

23

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

7. OTHER RISKS (continued)

Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Investments in Other Investment Companies — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund‘s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the

24

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

7. OTHER RISKS (continued)

amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Strategy Risk — The Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Fund and its shareholders.

Tax Risks — Tax risks associated with investments in a Fund include but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, and the Fund will also be subject to state and local income taxes.

Tax Estimation/NAV Risk. In calculating the Fund’s daily NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. The Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV which could have an effect on the market price of the shares. Upon the Fund’s sale of its interest in an MLP, the Fund may be liable for previously deferred taxes. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV to the extent it exceeds any valuation allowance which could have an effect on the market price of the shares. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, and such modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

25

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date, other than above, have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	MLP Energy Infrastructure Fund

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Fiscal Year Ended November 30, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	185,901	$5,038,907	398,847	$10,508,094

Reinvestment of distributions	71,918	1,955,154	110,439	3,033,180

Shares redeemed	(222,884)	(6,141,466)	(398,128)	(10,319,865)

	34,935	852,595	111,158	3,221,409

Class C Shares

Shares sold	6,144	155,417	48,786	1,141,175

Reinvestment of distributions	29,997	731,624	67,143	1,663,931

Shares redeemed	(206,556)	(5,037,781)	(502,775)	(11,924,283)

	(170,415)	(4,150,740)	(386,846)	(9,119,177)

Institutional Shares
Shares sold	594,808	17,463,352	1,288,314	35,457,463
Reinvestment of distributions	198,135	5,696,517	319,510	9,220,163
Shares redeemed	(875,473)	(25,217,529)	(1,823,526)	(49,633,700)

	(82,530)	(2,057,660)	(215,702)	(4,956,074)

Investor Shares

Shares sold	72,160	2,073,665	660,473	18,694,219

Reinvestment of distributions	60,718	1,712,973	104,700	2,974,687

Shares redeemed	(490,345)	(14,018,860)	(487,336)	(13,481,551)

	(357,467)	(10,232,222)	277,837	8,187,355

Class R6 Shares

Shares sold	—	—	1,096,730	30,382,311

Reinvestment of distributions	132,189	3,804,572	293,609	8,446,190

Shares redeemed	(553,430)	(16,322,185)	(3,032,726)	(86,020,294)

	(421,241)	(12,517,613)	(1,642,387)	(47,191,793)

Class R Shares

Shares sold	5,280	141,679	7,779	194,292

Reinvestment of distributions	1,269	33,224	1,939	51,446

Shares redeemed	(2,711)	(72,633)	(12,581)	(329,788)

	3,838	102,270	(2,863)	(84,050)

Class P Shares

Shares sold	2,621,394	76,632,418	7,373,284	204,152,638

Reinvestment of distributions	1,280,538	36,955,521	1,942,721	56,334,989

Shares redeemed	(2,155,243)	(62,896,368)	(7,204,349)	(200,886,548)

	1,746,689	50,691,571	2,111,656	59,601,079

NET INCREASE	753,809	$22,688,201	252,853	$9,658,749

26

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Fund Expenses — Six Month Period Ended May 31, 2023 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 01, 2022 through May 31, 2023, which represents a period of 182 days of a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	MLP Energy Infrastructure Fund
Share Class	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*
Class A
Actual	$1,000.00	$947.70		$6.98
Hypothetical 5% return	1,000.00	1,017.80	+	7.23
Class C
Actual	1,000.00	944.30		10.60
Hypothetical 5% return	1,000.00	1,014.00	+	10.98
Institutional
Actual	1,000.00	949.10		5.18
Hypothetical 5% return	1,000.00	1,019.60	+	5.37
Investor
Actual	1,000.00	948.50		5.76
Hypothetical 5% return	1,000.00	1,019.00	+	5.97
Class R6
Actual	1,000.00	949.20		5.13
Hypothetical 5% return	1,000.00	1,019.70	+	5.32
Class R
Actual	1,000.00	946.30		8.18
Hypothetical 5% return	1,000.00	1,016.50	+	8.48
Class P
Actual	1,000.00	949.40		5.13
Hypothetical 5% return	1,000.00	1,019.70	+	5.32

*

Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2023. Deferred tax benefit (expense) is not included in the ratio calculation. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
MLP Energy Infrastructure Fund	1.44%	2.19%	1.07%	1.19%	1.06%	1.69%	1.06%

+	Hypothetical expenses are based on the Fund’s actual annualized net expenses ratios and an assumed rate of return of 5% per year before expenses.

27

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 14-15, 2023, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the impact of local holidays in non-U.S. jurisdictions; and (4) the impact of geopolitical, market and economic developments and events on liquidity and liquidity risk. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

28

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.41 trillion in assets under supervision as of March 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Gregory G. Weaver, Chair Dwight L. Bush Kathryn A. Cassidy John G.Chou Joaquin Delgado Eileen H. Dowling James A. McNamara Paul C. Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 Goldman Sachs does not provide legal, tax or accounting advice, unless explicitly agreed between you and Goldman Sachs (generally through certain services offered only to clients of Private Wealth Management). Any statement contained in this presentation concerning U.S. tax matters is not intended or written to be used and cannot be used for the purpose of avoiding penalties imposed on the relevant taxpayer. Notwithstanding anything in this document to the contrary, and except as required to enable compliance with applicable securities law, you may disclose to any person the US federal and state income tax treatment and tax structure of the transaction and all materials of any kind (including tax opinions and other tax analyses) that are provided to you relating to such tax treatment and tax structure, without Goldman Sachs imposing any limitation of any kind. Investors should be aware that a determination of the tax consequences to them should take into account their specific circumstances and that the tax law is subject to change in the future or retroactively and investors are strongly urged to consult with their own tax advisor regarding any potential strategy, investment or transaction. The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov. The Fund will file its portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Fund holdings and allocations shown are as of May 31, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. “Alerian MLP Index”, “Alerian MLP Total Return Index”, “AMZ” and “AMZX” are trademarks of Alerian and their use is granted under a license from Alerian. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). © 2023 Goldman Sachs. All rights reserved. 326944-OTU-1836034 MLPEISAR-23

Goldman Sachs Funds Semi-Annual Report May 31, 2023 Energy Funds Clean Energy Income Fund Energy Infrastructure Fund

Goldman Sachs Energy Funds

∎	CLEAN ENERGY INCOME FUND

∎	ENERGY INFRASTRUCTURE FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Energy Funds

The following are highlights both of key factors affecting the energy-related equity markets and of any key changes made to the Goldman Sachs Energy Funds (the “Funds”) during the six months ended May 31, 2023 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended November 30, 2023.

Market and Economic Review

∎

During the Reporting Period, broad-based macro uncertainty, driven by rising interest rates and investor concerns around banking sector stress, drove volatility across asset classes, including energy-related equities.

∎	Energy infrastructure master limited partnerships (“MLPs”), as measured by the Alerian MLP Index,[1] produced a total return of 0.39% during the Reporting Period.

∎

The broader midstream[2] sector, as measured by the Alerian Midstream Energy Index[3] (AMNA) (which includes both energy MLPs and “C” corporations), recorded a total return of -8.23% during the same period.

∎	Energy commodities’ prices declined during the Reporting Period.

∎	The price of West Texas Intermediate crude oil fell -15.47%.

∎

Natural gas prices experienced a more significant pullback, with U.S. Henry Hub[4] prices down 67.30% and Europe’s Title Transfer Facility (“TTF”)[5] prices down 81.22% during the Reporting Period overall.

∎	In crude oil markets, global recession fears weighed on market sentiment given that economic weakness has historically led to decreased demand for crude oil.

∎

Additionally, Russian crude oil and refined products supply was better than consensus expected during the Reporting Period despite the imposition of numerous Western sanctions following Russia’s 2022 invasion of Ukraine.

∎	Natural gas prices were pressured by a historically mild winter season and adequate gas storage, particularly in Europe, to meet demand amid the warmer than expected weather.

∎	Europe’s conservation efforts also put natural gas storage levels in both Europe and the U.S. well above historical average levels.

∎

Constrained liquefied natural gas export capacity in the U.S. was exacerbated by an outage at the Freeport liquefied natural gas export terminal. This facility, which generally accounts for more than two billion cubic feet per day of capacity, came back online in early 2023 after being out of service due to a fire since early June 2022.

[1]

Source: Alerian. The Alerian MLP Index is the leading gauge of energy infrastructure MLPs. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX). It is not possible to invest directly in an unmanaged index.

[2]

The midstream component of the energy industry is usually defined as those companies providing products or services that help link the supply side (i.e., energy producers) and the demand side (i.e., energy end-users for any type of energy commodity). Such midstream businesses can include, but are not limited to, those that process, store, market and transport various energy commodities.

[3]

Source: Alerian. The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return (AMNA) and on a total-return (AMNAX) basis. It is not possible to invest directly in an unmanaged index.

[4]	Henry Hub is a natural gas pipeline located in Erath, Louisiana that is the pricing point for natural gas futures contracts on the New York Mercantile Exchange.
[5]	The TTF is a virtual trading point for natural gas, located in the Netherlands, that oftentimes serves as a pricing proxy for the overall European liquid natural gas import market.

1

MARKET REVIEW

∎

Despite the volatility seen during the Reporting Period, the Goldman Sachs Energy and Infrastructure Team (the “Team”) maintained a positive outlook at the end of the Reporting Period on energy-related equities based on long-term commodity fundamentals and what it saw as attractive valuations, healthy corporate balance sheets and strong free cash flow generation of energy-related companies.

∎

Although the Team acknowledged that high inflation and recessionary indicators would not be positive for energy-related companies, it believed midstream businesses should benefit from having contracted cash flows with embedded inflationary escalators, which have historically supported their earnings resiliency during economic downturns.

∎

The Team also believed midstream companies and the broader energy sector were likely to benefit should the world’s perception around energy security and valuations shift and should investors consider increasing their energy exposure as it anticipates.

∎

Overall, the Team considered the midstream sector a compelling investment opportunity at the end of the Reporting Period and thought it was well positioned to benefit from the growing need for North American energy.

∎

Furthermore, the Team believed the addressing of the “energy trilemma,” which refers to the global need for reliable, sustainable and affordable energy, may well create investment opportunities across the broad energy sector for decades to come.

Clean Energy Infrastructure

∎

During the Reporting Period, rising interest rates, high inflation and investor fears about the potential of a global recession weighed on equity markets broadly, including clean energy infrastructure securities.

∎

Clean energy infrastructure securities, as measured by a custom renewables benchmark, returned -10.22% during the Reporting Period. (The custom renewables benchmark is comprised 50% of the Eagle North American Renewables Infrastructure Index,[6] 35% of the Indxx YieldCo and Renewable Energy Income Index[7] and 15% of the Eagle Global Renewables Infrastructure Index.8)

∎	When the Reporting Period began in December 2022, clean energy infrastructure securities continued their calendar year to date outperformance versus the broad U.S. equity market.

∎

These results were driven by certain attributes, which the Goldman Sachs Clean Energy Team (the “Clean Energy Team”) considered value-oriented/“defensive-growth” characteristics. These included the contracted/regulated cash flows of clean energy infrastructure companies, the perceived value of clean energy infrastructure securities as hedges against rising inflation and interest rates, and the pricing power of clean energy companies.

∎

During 2023 year-to-date through the end of the Reporting Period, clean energy infrastructure securities lagged the broad U.S. equity market due in part to the outperformance of growth-oriented stocks during the first calendar quarter.

∎

The Clean Energy Team believed that many clean energy infrastructure companies were being given almost no value for potential growth associated with the 2022 Inflation Reduction Act, which it believed could more than reduce the negative impact of higher interest rates and inflationary pressures.

∎	Additionally, continued favorable global energy prices had increased the cost competitiveness of clean energy versus hydrocarbon assets.

[6]

The Eagle North American Renewables Infrastructure Index is designed to track the performance of renewables infrastructure or renewables-related infrastructure assets, primarily wind, solar, hydro, biomass and electric transmission lines. Constituents are companies whose stocks trade in either the U.S. or Canada, though assets owned by these companies can have a global reach. The index is a capped, float-adjusted, capitalization-weighted index developed by Eagle Global Advisors and disseminated real-time on a price-return basis (RENEWNA) and on a total-return basis (RENEWNAT).

[7]

The Indxx YieldCo & Renewable Energy Income Index is designed to track the performance of income-paying renewable energy companies and companies categorized as YieldCos (i.e., producers of biofuels) listed in developed and emerging markets.

[8]

The Eagle Global Renewables Infrastructure Index is designed to track the performance of renewables infrastructure or renewables-related infrastructure assets, primarily wind, solar, hydro, biomass and electric transmission lines. Constituents are companies whose stocks trade globally in OECD countries. (The Organization for Economic Co-operation and Development is an intergovernmental economic organization with 37 member countries, founded in 1961 to stimulate economic progress and world trade.) The index is a capped, float-adjusted, capitalization-weighted index developed by Eagle Global Advisors and disseminated real-time on a price-return basis (RENEW) and on a total-return basis (RENEWTR).

2

MARKET REVIEW

∎	At the end of the Reporting Period, the Clean Energy Team thought the fundamental backdrop for clean energy and clean energy infrastructure equities remained compelling.

∎

Overall, the Team believed clean energy posed one of the single largest investment opportunities over the next decade and the market segment was at the beginning of a “golden age” of growth with renewables expected to become one of the world’s primary energy sources by 2050.

∎

In the Clean Energy Team’s view, clean energy infrastructure securities offered a non-cyclical, long-term growth opportunity given that the market segment needed more than $100 trillion of capital investment to reach net-zero carbon emission targets and given increasing government policy focus on global decarbonization and decreasing technology costs.

Fund Changes and Highlights

Goldman Sachs Energy Infrastructure Fund

∎

Effective January 11, 2023, Ganesh V. Jois no longer served as a portfolio manager for the Fund. As of the same date, Akif Irfan began serving as a portfolio manager for the Fund, joining Kyri Loupis and Matthew Cooper. Mr. Irfan joined Goldman Sachs Asset Management in 2011. Kyri Loupis, Managing Director, has been a portfolio manager of the Fund since 2017. Mr. Cooper has been a portfolio manager of the Fund since 2017.

3

FUND BASICS

Goldman Sachs Clean Energy Income Fund

as of May 31, 2023

Investment Objective and Principal Investment Strategy (condensed)

The Goldman Sachs Clean Energy Income Fund (the “Fund”) seeks total return through current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity securities issued by clean energy companies. The Fund may invest up to 25% of its total assets (measured at the time of purchase) in master limited partnerships that are taxed as partnerships and may invest up to 20% of its Net Assets in securities of companies that are not clean energy companies. Goldman Sachs Asset Management expects the Fund’s investments to be weighted in favor of companies that pay dividends or other current distributions.

PERFORMANCE REVIEW

December 1, 2022–May 31, 2023	Fund Total Return (based on NAV)[1]	Clean Energy Income Composite Index[2]	Eagle North American Renewables Infrastructure Index[2]	Indxx Yieldco and Renewable Energy Income Index[2]	Eagle Global Renewables Infrastructure Index[2]

Class A	-9.60%	-10.22%	-10.44%	-14.18%	0.11%

Class C	-9.98	-10.22	-10.44	-14.18	0.11

Institutional	-9.50	-10.22	-10.44	-14.18	0.11

Investor	-9.52	-10.22	-10.44	-14.18	0.11

Class R6	-9.50	-10.22	-10.44	-14.18	0.11

Class R	-9.75	-10.22	-10.44	-14.18	0.11

Class P	-9.43	-10.22	-10.44	-14.18	0.11

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Clean Energy Income Composite Index is comprised of the Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%). It is not possible to invest directly in an unmanaged index. The Indxx Yieldco and Renewable Energy Income Index is designed to track the performance of income-paying renewable energy companies (RECs) and companies categorized as YieldCos listed in Developed and Emerging Markets. The Eagle Global Renewables Infrastructure Index provides a benchmark that is designed to track the performance of renewables infrastructure or renewables-related infrastructure assets, primarily wind, solar, hydro, biomass, and electric transmission lines. Constituents are companies whose stocks trade globally in OECD (The Organization for Economic Co-operation and Development is an intergovernmental economic organization with 37 member countries, founded in 1961 to stimulate economic progress and world trade.) countries. The Eagle North American Renewables Infrastructure Index provides a benchmark that is designed to track the performance of renewables infrastructure or renewables related infrastructure assets, primarily wind, solar, hydro, biomass, and electric transmission lines. Constituents are companies whose stocks trade in either the USA and Canada, though assets owned by these companies can have a global reach. The index is a capped, float-adjusted, capitalization-weighted index developed by Eagle Global Advisors, and disseminated real-time on a price-return basis (RENEWNA) and on a total-return basis (RENEWNAT).

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

FUND BASICS

TOP TEN HOLDINGS AS OF 5/31/23 ‡

Holding	% of Net Assets	Line of Business
NextEra Energy, Inc.	7.4%	Energy Transition Materials & Mining
Northland Power, Inc.	7.3	Energy Transition Materials & Mining
Boralex, Inc.	5.2	Clean Power
The AES Corp.	5.2	Electrified Transport
Brookfield Renewable Partners LP	5.1	Clean Power
NextEra Energy Partners LP	4.5	Energy Transition Materials & Mining
Atlantica Sustainable Infrastructure PLC	3.7	Bioenergy
Algonquin Power & Utilities Corp.	3.6	Electrified Transport
SSE PLC	3.5	Clean Power
Clearway Energy, Inc.	3.3	Clean Power

‡	The top 10 holdings may not be representative of the Fund’s future investments.

FUND SECTOR ALLOCATIONS *

*

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets (excluding investments in the securities lending reinvestment vehicle, if any). The investment in the securities lending reinvestment vehicle represented 2.0% of the Fund’s net assets as of May 31, 2023 and 0.4% of the Fund’s net assets as of November 30, 2022. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Goldman Sachs Energy Infrastructure Fund

as of May 31, 2023

Investment Objective and Principal Investment Strategy (condensed)

The Goldman Sachs Energy Infrastructure Fund (the “Fund”) seeks total return through current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations. The Fund’s investments in MLPs will not exceed 25% of the Fund’s total assets as measured at the time of purchase. The Fund intends to concentrate its investments in the energy sector. The Fund may also invest up to 20% of its Net Assets in non-energy infrastructure investments, including equity and fixed income securities of U.S. and non-U.S. companies.

PERFORMANCE REVIEW

December 1, 2022–May 31, 2023	Fund Total Return (based on NAV)[1]	Alerian Midstream Energy Select Index (total return, unhedged, USD)[2]

Class A	-8.67%	-7.16%

Class C	-8.99	-7.16

Institutional	-8.46	-7.16

Investor	-8.55	-7.16

Class R6	-8.47	-7.16

Class R	-8.80	-7.16

Class P	-8.46	-7.16

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Alerian Midstream Energy Select Index (total return, unhedged, USD) is a composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMEI) and on a total-return basis (AMEIX). It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6

FUND BASICS

TOP TEN HOLDINGS AS OF 5/31/23 ‡

Holding	% of Net Assets	Line of Business
Cheniere Energy, Inc.	8.2%	Other | Liquefaction
Enbridge, Inc.	7.8	Pipeline Transportation | Petroleum
Targa Resources Corp.	7.8	Gathering + Processing
Energy Transfer LP	7.3	Pipeline Transportation | Natural Gas
Plains GP Holdings LP	6.6	Pipeline Transportation | Petroleum
Enterprise Products Partners LP	5.6	Pipeline Transportation | Natural Gas
DT Midstream, Inc.	5.5	Pipeline Transportation | Natural Gas
MPLX LP	4.9	Gathering + Processing
ONEOK, Inc.	4.8	Gathering + Processing
The Williams Cos., Inc.	4.5	Gathering + Processing

‡	The top 10 holdings may not be representative of the Fund’s future investments.

FUND SECTOR ALLOCATIONS *

*

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks† – 99.1%

Bioenergy – 4.4%
375,526	Atlantica Sustainable Infrastructure PLC	$9,076,463
46,381	Avangrid, Inc.	1,740,679

		10,817,142

Clean Power – 51.1%
33,494	American Electric Power Co., Inc.	2,784,021
466,308	Boralex, Inc. Class A	12,884,872
64,088	Brookfield Renewable Corp. Class A	2,152,075
414,248	Brookfield Renewable Partners LP Class A	12,538,822
161,333	Centrais Eletricas Brasileiras SA ADR	1,126,104
297,919	Clearway Energy, Inc. Class A	8,186,814
42,247	CMS Energy Corp.	2,449,481
73,452	Darling Ingredients, Inc.*	4,655,388
57,649	Dominion Energy, Inc.	2,898,592
825,335	Drax Group PLC	5,681,621
1,181,609	EDP - Energias de Portugal SA	5,772,035
118,265	EDP Renovaveis SA	2,351,595
450,127	Enel SpA	2,833,100
213,365	Engie SA	3,208,285
11,547	Enphase Energy, Inc.*	2,007,792
75,560	Enviva, Inc.	663,417
81,672	Ormat Technologies, Inc.	6,950,287
86,864	Orsted A/S(a)	7,642,907
190,015	RWE AG	7,957,292
52,953	Shoals Technologies Group, Inc. Class A*	1,243,866
4,749	SolarEdge Technologies, Inc.*	1,352,658
91,028	Solaria Energia y Medio Ambiente SA*	1,240,277
363,652	SSE PLC	8,529,407
330,990	Sunnova Energy International, Inc.*(b)	5,845,283
66,693	Sunrun, Inc.*	1,176,465
799,246	TransAlta Corp.	7,701,022
177,577	TransAlta Renewables, Inc.	1,649,537
29,210	Verbund AG	2,207,218

		125,690,233

Electrified Transport – 9.0%
2,788	Acciona SA	451,869
1,046,170	Algonquin Power & Utilities Corp.	8,816,342
644,760	The AES Corp.	12,727,563

		21,995,774

Energy Transition Materials & Mining – 31.3%
99,711	Green Plains, Inc.*	2,891,619
165,811	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,901,533
577,638	Iberdrola SA	7,054,011
53,016	IDACORP, Inc.	5,517,375
718,750	Innergex Renewable Energy, Inc.	7,444,291
223,310	National Grid PLC	3,076,582
184,074	NextEra Energy Partners LP	11,029,714

Shares	Description	Value

Common Stocks† – (continued)

Energy Transition Materials & Mining - (continued)
247,288	NextEra Energy, Inc.	$ 18,165,776
815,016	Northland Power, Inc.	17,879,320

		76,960,221

Hydrogen – 1.9%
71,934	Xcel Energy, Inc.	4,696,571

Other Enablers – 0.8%
47,210	Exelon Corp.	1,871,876

Wind Tech* – 0.6%
50,765	Vestas Wind Systems A/S	1,445,919

TOTAL COMMON STOCKS (Cost $277,959,361)		$243,477,736

Exchange Traded Funds – 0.5%

47,660	KraneShares MSCI China Clean Technology Index ETF	$ 1,196,743

(Cost $1,425,706)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE – 99.6% (Cost $279,385,067)		$244,674,479

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 2.0%

Goldman Sachs Financial Square Government Fund - Institutional Shares
5,001,214	5.003%	$ 5,001,214
(Cost $5,001,214)

TOTAL INVESTMENTS – 101.6% (Cost $284,386,281)		$249,675,693

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(3,863,970)

NET ASSETS – 100.0%		$245,811,723

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the RENEWNA Index.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated fund.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks† – 99.3%

Gathering + Processing – 32.4%
606,496	Antero Midstream Corp.	$6,192,324
127,826	Crestwood Equity Partners LP*	3,280,015
1,024,854	EnLink Midstream LLC*	10,002,575
158,324	Hess Midstream LP Class A	4,415,656
515,220	MPLX LP	17,177,435
295,332	ONEOK, Inc.	16,733,511
402,032	Targa Resources Corp.	27,358,278
546,057	The Williams Cos., Inc.	15,649,994
507,650	Western Midstream Partners LP	12,813,086

		113,622,874

Integrated – 0.6%
20,547	Exxon Mobil Corp.	2,099,492

Marketing | Wholesale – 0.5%
41,098	Sunoco LP	1,766,803

Other – 2.9%
120,840	Atlas Energy Solutions, Inc. Class A	1,887,521
355,491	Gibson Energy, Inc.	5,737,611
60,245	Kinetik Holdings, Inc. Class A	1,959,770
72,064	Tidewater Renewables Ltd.*	374,255

		9,959,157

Other | Liquefaction – 8.4%
204,359	Cheniere Energy, Inc.	28,563,257
75,996	NextDecade Corp.*	421,778
329,687	Tellurian, Inc.*	398,921

		29,383,956

Pipeline Transportation | Natural Gas – 31.7%
424,907	DT Midstream, Inc.	19,316,272
2,072,774	Energy Transfer LP	25,702,397
777,936	Enterprise Products Partners LP	19,705,119
1,369,826	Equitrans Midstream Corp.	11,684,616
597,999	Keyera Corp.	13,347,602
583,682	Kinder Morgan, Inc. Class A	9,403,117
310,478	TC Energy Corp.	12,085,199

		111,244,322

Pipeline Transportation | Petroleum – 21.5%
780,908	Enbridge, Inc.	27,491,413
44,393	Holly Energy Partners LP	762,228
142,623	Magellan Midstream Partners LP	8,587,331
29,674	NuStar Energy LP	484,576
498,921	Pembina Pipeline Corp.	15,105,454

Shares	Description	Value

Common Stocks† – (continued)

Pipeline Transportation | Petroleum - (continued)
1,690,700	Plains GP Holdings LP Class A*	$22,993,520

		75,424,522

Production + Mining | Hydrocarbon – 1.3%
11,450	Chesapeake Energy Corp.	861,613
17,775	ConocoPhillips	1,765,057
78,593	Marathon Oil Corp.	1,741,621

		4,368,291

TOTAL COMMON STOCKS (Cost $212,342,708)		$347,869,417

Shares	Dividend Rate	Value

Investment Companies – 1.0%
ClearBridge Energy Midstream Opportunity Fund, Inc.
30,458	0.540%	$822,671
ClearBridge MLP & Midstream Fund, Inc.
25,684	0.640	804,680
ClearBridge MLP & Midstream Total Return Fund, Inc.
30,285	0.560	835,866
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,205,842	5.003(a)	1,205,842

TOTAL INVESTMENT COMPANIES (Cost $3,980,616)		$3,669,059

TOTAL INVESTMENTS – 100.3% (Cost $216,323,324)		$351,538,476

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(1,061,300)

NET ASSETS – 100.0%		$350,477,176

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the AMEI Index.

(a)	Represents affiliated funds.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
GP	—General Partnership
LLC	—Limited Liability Company
LP	—Limited Partnership
MLP	—Master Limited Partnership

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ENERGY FUNDS

Statements of Assets and Liabilities May 31, 2023 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund

Assets:

Investments in unaffiliated issuers, at value (cost $279,385,067 and $215,117,482, respectively)(a)	$244,674,479	$350,332,634
Investments in affiliated issuers, at value (cost $0 and $1,205,842, respectively)	—	1,205,842
Investments in securities lending reinvestment vehicle — affiliated issuer, at value
(cost $5,001,214 and $0, respectively)	5,001,214	—
Cash	—	1,172,656
Foreign currencies, at value (cost $924,935 and $0, respectively)	925,807	—
Receivables:
Dividends	1,076,234	487,357
Fund shares sold	519,215	32,300
Foreign tax reclaims	296,377	—
Investments sold	118,227	289,473
Reimbursement from investment adviser	28,655	19,953
Securities lending income	4,648	—
Other assets	32,761	57,835

Total assets	252,677,617	353,598,050

Liabilities:

Due to custodian (overdraft)	181,414	—
Payables:
Payable upon return of securities loaned	5,001,214	—
Fund shares redeemed	676,391	467,876
Investments purchased	611,800	2,155,379
Management fees	174,724	302,448
Distribution and Service fees and Transfer Agency fees	8,875	10,331
Accrued expenses	211,476	184,840

Total liabilities	6,865,894	3,120,874

Net Assets:

Paid-in capital	318,022,737	232,780,147
Total distributable earnings (loss)	(72,211,014)	117,697,029

NET ASSETS	$245,811,723	$350,477,176
Net Assets:
Class A	$ 3,847,274	$ 2,202,058
Class C	561,217	453,716
Institutional	8,157,554	832,707
Investor	3,347,669	70,328
Class R6	95,046	79,431,128
Class R	59,436	83,662
Class P	229,743,527	267,403,577
Total Net Assets	$245,811,723	$350,477,176
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	349,242	214,332
Class C	51,397	44,175
Institutional	738,053	80,548
Investor	303,495	6,807
Class R6	8,600	7,695,500
Class R	5,394	8,113
Class P	20,798,792	25,886,218
Net asset value, offering and redemption price per share:(b)
Class A	$11.02	$10.27
Class C	10.92	10.27
Institutional	11.05	10.34
Investor	11.03	10.33
Class R6	11.05	10.32
Class R	11.02	10.31
Class P	11.05	10.33

(a)	Includes loaned securities having market value of $4,858,446 and $0, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Clean Energy Income and Energy Infrastructure Funds is $11.66 and $10.87, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Statements of Operations For the Six Months Ended May 31, 2023 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $385,993 and $330,784, respectively)	$ 4,682,946	$ 5,906,956

Securities lending income — unaffiliated issuers	27,290	—

Dividends — affiliated issuers	11,365	21,502

Interest	738	176

Total investment income	4,722,339	5,928,634

Expenses:

Management fees	1,100,260	1,822,040

Professional fees	74,764	75,900

Custody, accounting and administrative services	60,015	54,965

Registration fees	54,509	49,561

Transfer Agency fees(a)	48,105	56,733

Printing and mailing costs	28,953	26,494

Trustee fees	13,510	13,556

Distribution and Service (12b-1) fees(a)	7,613	5,122

Service fees — Class C	733	621

Other	7,273	9,448

Total expenses	1,395,735	2,114,440

Less — expense reductions	(165,244)	(114,082)

Net expenses	1,230,491	2,000,358

NET INVESTMENT INCOME	3,491,848	3,928,276

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(16,959,371)	12,518,367

Foreign currency transactions	3,420	(9,226)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(13,997,688)	(49,179,225)

Foreign currency translation	(12,300)	3,961

Net realized and unrealized loss	(30,965,939)	(36,666,123)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,474,091)	$(32,737,847)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees					Transfer Agency Fees

Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Clean Energy Income Fund	$5,259	$2,198	$156	$3,367	$469	$1,617	$4,042	$ 17	$50	$38,543
Energy Infrastructure Fund	3,072	1,863	187	1,966	398	223	58	12,309	60	41,719

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ENERGY FUNDS

Statements of Changes in Net Assets

	Clean Energy Income Fund		Energy Infrastructure Fund
	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022

From operations:

Net investment income	$ 3,491,848	$ 3,886,881	$ 3,928,276	$ 3,929,260

Net realized gain (loss)	(16,955,951)	(23,414,982)	12,509,141	18,871,720

Net change in unrealized gain (loss)	(14,009,988)	(4,777,464)	(49,175,264)	73,764,083

Net increase (decrease) in net assets resulting from operations	(27,474,091)	(24,305,565)	(32,737,847)	96,565,063

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(265,509)	(59,167)	(83,140)

Class C Shares	—	(24,851)	(14,480)	(33,014)

Institutional Shares	—	(447,604)	(32,776)	(91,476)

Investor Shares	—	(325,030)	(2,002)	(4,813)

Class R6 Shares	—	(3,830)	(2,265,885)	(7,339,101)

Class R Shares	—	(3,822)	(1,885)	(4,410)

Class P Shares	—	(20,992,920)	(7,709,859)	(19,117,834)

Return of capital:

Class A Shares	—	(48,100)	—	—

Class C Shares	—	(3,680)	—	—

Institutional Shares	—	(104,732)	—	—

Investor Shares	—	(114,953)	—	—

Class R6 Shares	—	(1,088)	—	—

Class R Shares	—	(579)	—	—

Class P Shares	—	(4,274,183)	—	—

Total distributions to shareholders	—	(26,610,881)	(10,086,054)	(26,673,788)

From share transactions:

Proceeds from sales of shares	22,765,976	114,723,080	10,765,846	98,026,493

Reinvestment of distributions	—	26,597,645	10,047,303	26,571,342

Cost of shares redeemed	(66,136,947)	(215,247,634)	(15,683,306)	(103,920,897)

Net increase (decrease) in net assets resulting from share transactions	(43,370,971)	(73,926,909)	5,129,843	20,676,938

TOTAL INCREASE (DECREASE)	(70,845,062)	(124,843,355)	(37,694,058)	90,568,213

Net assets:

Beginning of period	316,656,785	441,500,140	388,171,234	297,603,021

End of period	$245,811,723	$ 316,656,785	$350,477,176	$ 388,171,234

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund

	Class A Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,		Period Ended
	(Unaudited)		2022	2021	November 30, 2020(a)

Per Share Data

Net asset value, beginning of period	$12.19		$13.93	$13.60	$10.00

Net investment income (b)	0.13		0.09	0.06	0.08

Net realized and unrealized gain (loss)	(1.30)		(0.97)	0.48	3.55

Total from investment operations	(1.17)		(0.88)	0.54	3.63

Distributions to shareholders from net investment income	—		(0.05)	(0.16)	(0.03)

Distributions to shareholders from net realized gains	—		(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.13)	—	—

Total distributions	—		(0.86)	(0.21)	(0.03)

Net asset value, end of period	$11.02		$12.19	$13.93	$13.60

Total return(c)	(9.60)%		(6.52)%	4.01%	36.27%

Net assets, end of period (in 000s)	$3,847		$4,621	$5,194	$1,882

Ratio of net expenses to average net assets	1.26	%(d)	1.26%	1.26%	1.27	%(d)

Ratio of total expenses to average net assets	1.38	%(d)	1.35%	1.39%	2.42	%(d)

Ratio of net investment income to average net assets	2.20	%(d)	0.76%	0.42%	1.54	%(d)

Portfolio turnover rate(e)	19%		44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund

	Class C Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,		Period Ended
	(Unaudited)		2022	2021	November 30, 2020(a)

Per Share Data

Net asset value, beginning of period	$12.13		$13.87	$13.58	$10.00

Net investment income (loss)(b)	0.09		0.01	(0.05)	0.03

Net realized and unrealized gain (loss)	(1.30)		(0.97)	0.49	3.55

Total from investment operations	(1.21)		(0.96)	0.44	3.58

Distributions to shareholders from net investment income	—		(0.03)	(0.10)	—

Distributions to shareholders from net realized gains	—		(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.07)	—	—

Total distributions	—		(0.78)	(0.15)	—

Net asset value, end of period	$10.92		$12.13	$13.87	$13.58

Total return(c)	(9.98)%		(7.16)%	3.22%	35.80%

Net assets, end of period (in 000s)	$ 561		$616	$481	$83

Ratio of net expenses to average net assets	2.01	%(d)	2.01%	2.01%	2.02	%(d)

Ratio of total expenses to average net assets	2.13	%(d)	2.10%	2.14%	4.85	%(d)

Ratio of net investment income (loss) to average net assets	1.49	%(d)	0.05%	(0.39)%	0.51	%(d)

Portfolio turnover rate(e)	19%		44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund

	Institutional Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,		Period Ended
	(Unaudited)		2022	2021	November 30, 2020(a)

Per Share Data

Net asset value, beginning of period	$12.21		$13.95	$13.61	$10.00

Net investment income(b)	0.16		0.14	0.11	0.08

Net realized and unrealized gain (loss)	(1.32)		(0.98)	0.49	3.56

Total from investment operations	(1.16)		(0.84)	0.60	3.64

Distributions to shareholders from net investment income	—		(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—		(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.16)	—	—

Total distributions	—		(0.90)	(0.26)	(0.03)

Net asset value, end of period	$11.05		$12.21	$13.95	$13.61

Total return(c)	(9.50)%		(6.14)%	4.45%	36.40%

Net assets, end of period (in 000s)	$8,158		$7,667	$8,538	$7,070

Ratio of net expenses to average net assets	0.89	%(d)	0.89%	0.89%	0.89	%(d)

Ratio of total expenses to average net assets	1.01	%(d)	0.98%	1.03%	3.62	%(d)

Ratio of net investment income to average net assets	2.68	%(d)	1.12%	0.76%	1.52	%(d)

Portfolio turnover rate(e)	19%		44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund

	Investor Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,		Period Ended
	(Unaudited)		2022	2021	November 30, 2020(a)

Per Share Data

Net asset value, beginning of period	$12.19		$13.93	$13.61	$10.00

Net investment income(b)	0.13		0.13	0.07	0.07

Net realized and unrealized gain (loss)	(1.29)		(0.98)	0.51	3.56

Total from investment operations	(1.16)		(0.85)	0.58	3.63

Distributions to shareholders from net investment income	—		(0.05)	(0.21)	(0.02)

Distributions to shareholders from net realized gains	—		(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.16)	—	—

Total distributions	—		(0.89)	(0.26)	(0.02)

Net asset value, end of period	$11.03		$12.19	$13.93	$13.61

Total return(c)	(9.52)%		(6.25)%	4.27%	36.33%

Net assets, end of period (in 000s)	$3,348		$10,087	$5,653	$68

Ratio of net expenses to average net assets	1.01	%(d)	1.01%	1.01%	1.02	%(d)

Ratio of total expenses to average net assets	1.13	%(d)	1.10%	1.14%	3.86	%(d)

Ratio of net investment income to average net assets	2.20	%(d)	1.04%	0.53%	1.39	%(d)

Portfolio turnover rate(e)	19%		44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund

	Class R6 Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,		Period Ended
	(Unaudited)		2022	2021	November 30, 2020(a)

Per Share Data

Net asset value, beginning of period	$12.21		$13.95	$13.61	$10.00

Net investment income(b)	0.15		0.15	0.11	0.08

Net realized and unrealized gain (loss)	(1.31)		(0.99)	0.49	3.56

Total from investment operations	(1.16)		(0.84)	0.60	3.64

Distributions to shareholders from net investment income	—		(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—		(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.16)	—	—

Total distributions	—		(0.90)	(0.26)	(0.03)

Net asset value, end of period	$11.05		$12.21	$13.95	$13.61

Total return(c)	(9.50)%		(6.13)%	4.46%	36.40%

Net assets, end of period (in 000s)	$95		$99	$71	$68

Ratio of net expenses to average net assets	0.89	%(d)	0.89%	0.88%	0.88	%(d)

Ratio of total expenses to average net assets	1.00	%(d)	0.97%	1.02%	3.72	%(d)

Ratio of net investment income to average net assets	2.58	%(d)	1.20%	0.75%	1.53	%(d)

Portfolio turnover rate(e)	19%		44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund

	Class R Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,		Period Ended
	(Unaudited)		2022	2021	November 30, 2020(a)

Per Share Data

Net asset value, beginning of period	$12.21		$13.94	$13.61	$10.00

Net investment income(b)	0.12		0.06	0.02	0.05

Net realized and unrealized gain (loss)	(1.31)		(0.97)	0.48	3.56

Total from investment operations	(1.19)		(0.91)	0.50	3.61

Distributions to shareholders from net investment income	—		(0.04)	(0.12)	—

Distributions to shareholders from net realized gains	—		(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.10)	—	—

Total distributions	—		(0.82)	(0.17)	—

Net asset value, end of period	$11.02		$12.21	$13.94	$13.61

Total return(c)	(9.75)%		(6.69)%	3.73%	36.10%

Net assets, end of period (in 000s)	$59		$66	$75	$68

Ratio of net expenses to average net assets	1.51	%(d)	1.51%	1.51%	1.52	%(d)

Ratio of total expenses to average net assets	1.63	%(d)	1.60%	1.65%	4.36	%(d)

Ratio of net investment income to average net assets	1.99	%(d)	0.50%	0.13%	0.89	%(d)

Portfolio turnover rate(e)	19%		44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund

	Class P Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,		Period Ended
	(Unaudited)		2022	2021	November 30, 2020(a)

Per Share Data

Net asset value, beginning of period	$12.20		$13.94	$13.61	$10.00

Net investment income(b)	0.15		0.14	0.11	0.08

Net realized and unrealized gain (loss)	(1.30)		(0.98)	0.48	3.56

Total from investment operations	(1.15)		(0.84)	0.59	3.64

Distributions to shareholders from net investment income	—		(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—		(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.16)	—	—

Total distributions	—		(0.90)	(0.26)	(0.03)

Net asset value, end of period	$11.05		$12.20	$13.94	$13.61

Total return(c)	(9.43)%		(6.14)%	4.39%	36.41%

Net assets, end of period (in 000s)	$229,744		$293,501	$421,488	$115,158

Ratio of net expenses to average net assets	0.88	%(d)	0.88%	0.88%	0.88	%(d)

Ratio of total expenses to average net assets	1.00	%(d)	0.97%	1.01%	1.85	%(d)

Ratio of net investment income to average net assets	2.57	%(d)	1.11%	0.78%	1.41	%(d)

Portfolio turnover rate(e)	19%		44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund

	Class A Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020		2019		2018

Per Share Data

Net asset value, beginning of period	$11.56		$9.56	$7.18	$8.64		$9.26		$9.54

Net investment income (a)	0.10		0.07	0.06	0.03		0.12		0.11

Net realized and unrealized gain (loss)	(1.09)		2.70	2.71	(1.16	)(b)	(0.36	)(b)	(0.12)

Total from investment operations	(0.99)		2.77	2.77	(1.13)		(0.24)		(0.01)

Distributions to shareholders from net investment income	—		(0.37)	(0.39)	(0.05)		(0.23)		(0.11)

Distributions to shareholders from net realized gains	(0.30)		(0.40)	—	(0.05)		—		—

Distributions to shareholders from return of capital	—		—	—	(0.23)		(0.15)		(0.16)

Total distributions	(0.30)		(0.77)	(0.39)	(0.33)		(0.38)		(0.27)

Net asset value, end of period	$10.27		$11.56	$9.56	$7.18		$8.64		$9.26

Total return(c)	(8.67)%		30.74%	38.55%	(13.05)%		(2.82)%		(0.21)%

Net assets, end of period (in 000s)	$2,202		$2,296	$617	$68		$55		$48

Ratio of net expenses to average net assets	1.47	%(d)	1.47%	1.47%	1.48%		1.50%		1.49%

Ratio of total expenses to average net assets	1.54	%(d)	1.54%	1.53%	1.73%		2.47%		15.71	%(e)

Ratio of net investment income to average net assets	1.81	%(d)	0.67%	0.68%	0.35%		1.24%		1.14%

Portfolio turnover rate(f)	20%		56%	58%	121%		59%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund

	Class C Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020		2019		2018

Per Share Data

Net asset value, beginning of period	$11.60		$9.58	$7.20	$8.64		$9.26		$9.54

Net investment income (loss)(a)	0.05		(0.01)	0.01	(0.02)		0.08		0.04

Net realized and unrealized gain (loss)	(1.08)		2.71	2.69	(1.16	)(b)	(0.39	)(b)	(0.12)

Total from investment operations	(1.03)		2.70	2.70	(1.18)		(0.31)		(0.08)

Distributions to shareholders from net investment income	—		(0.28)	(0.32)	(0.02)		(0.19)		(0.08)

Distributions to shareholders from net realized gains	(0.30)		(0.40)	—	(0.05)		—		—

Distributions to shareholders from return of capital	—		—	—	(0.19)		(0.12)		(0.12)

Total distributions	(0.30)		(0.68)	(0.32)	(0.26)		(0.31)		(0.20)

Net asset value, end of period	$10.27		$11.60	$9.58	$7.20		$8.64		$9.26

Total return(c)	(8.99)%		29.76%	37.44%	(13.60)%		(3.63)%		(0.86)%

Net assets, end of period (in 000s)	$454		$556	$448	$135		$154		$48

Ratio of net expenses to average net assets	2.22	%(d)	2.22%	2.22%	2.23%		2.25%		2.24%

Ratio of total expenses to average net assets	2.29	%(d)	2.29%	2.28%	2.48%		3.17%		16.47	%(e)

Ratio of net investment income (loss) to average net assets	1.03	%(d)	(0.12)%	0.16%	(0.34)%		0.89%		0.39%

Portfolio turnover rate(f)	20%		56%	58%	121%		59%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund

	Institutional Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020		2019		2018

Per Share Data

Net asset value, beginning of period	$11.62		$9.59	$7.19	$8.65		$9.26		$9.54

Net investment income(a)	0.12		0.11	0.10	0.05		0.15		0.15

Net realized and unrealized gain (loss)	(1.10)		2.72	2.70	(1.16	)(b)	(0.35	)(b)	(0.12)

Total from investment operations	(0.98)		2.83	2.80	(1.11)		(0.20)		0.03

Distributions to shareholders from net investment income	—		(0.40)	(0.40)	(0.05)		(0.25)		(0.12)

Distributions to shareholders from net realized gains	(0.30)		(0.40)	—	(0.05)		—		—

Distributions to shareholders from return of capital	—		—	—	(0.25)		(0.16)		(0.19)

Total distributions	(0.30)		(0.80)	(0.40)	(0.35)		(0.41)		(0.31)

Net asset value, end of period	$10.34		$11.62	$9.59	$7.19		$8.65		$9.26

Total return(c)	(8.46)%		31.17%	39.03%	(12.74)%		(2.36)%		0.18%

Net assets, end of period (in 000s)	$833		$1,240	$1,323	$2,415		$2,606		$2,650

Ratio of net expenses to average net assets	1.10	%(d)	1.10%	1.10%	1.10%		1.11%		1.10%

Ratio of total expenses to average net assets	1.17	%(d)	1.17%	1.18%	1.35%		2.09%		15.32	%(e)

Ratio of net investment income to average net assets	2.23	%(d)	1.04%	1.13%	0.74%		1.62%		1.53%

Portfolio turnover rate(f)	20%		56%	58%	121%		59%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund

	Investor Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,

	(Unaudited)		2022	2021	2020		2019		2018

Per Share Data

Net asset value, beginning of period	$11.61		$9.59	$7.19	$8.65		$9.26		$9.54

Net investment income(a)	0.11		0.10	0.09	0.04		0.14		0.14

Net realized and unrealized gain (loss)	(1.09)		2.71	2.71	(1.16	)(b)	(0.35	)(b)	(0.13)

Total from investment operations	(0.98)		2.81	2.80	(1.12)		(0.21)		0.01

Distributions to shareholders from net investment income	—		(0.39)	(0.40)	(0.05)		(0.24)		(0.11)

Distributions to shareholders from net realized gains	(0.30)		(0.40)	—	(0.05)		—		—

Distributions to shareholders from return of capital	—		—	—	(0.24)		(0.16)		(0.18)

Total distributions	(0.30)		(0.79)	(0.40)	(0.34)		(0.40)		(0.29)

Net asset value, end of period	$10.33		$11.61	$9.59	$7.19		$8.65		$9.26

Total return(c)	(8.55)%		31.02%	38.90%	(12.86)%		(2.50)%		0.04%

Net assets, end of period (in 000s)	$70		$77	$57	$41		$47		$48

Ratio of net expenses to average net assets	1.22	%(d)	1.23%	1.22%	1.23%		1.25%		1.24%

Ratio of total expenses to average net assets	1.28	%(d)	1.29%	1.29%	1.49%		2.23%		15.46	%(e)

Ratio of net investment income to average net assets	2.04	%(d)	0.91%	0.96%	0.61%		1.49%		1.39%

Portfolio turnover rate(f)	20%		56%	58%	121%		59%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund

	Class R6 Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,

	(Unaudited)		2022	2021	2020		2019		2018

Per Share Data

Net asset value, beginning of period	$11.59		$9.58	$7.18	$8.65		$9.26		$9.54

Net investment income(a)	0.12		0.11	0.10	0.06		0.16		0.15

Net realized and unrealized gain (loss)	(1.09)		2.70	2.71	(1.18	)(b)	(0.36	)(b)	(0.12)

Total from investment operations	(0.97)		2.81	2.81	(1.12)		(0.20)		0.03

Distributions to shareholders from net investment income	—		(0.40)	(0.41)	(0.05)		(0.25)		(0.12)

Distributions to shareholders from net realized gains	(0.30)		(0.40)	—	(0.05)		—		—

Distributions to shareholders from return of capital	—		—	—	(0.25)		(0.16)		(0.19)

Total distributions	(0.30)		(0.80)	(0.41)	(0.35)		(0.41)		(0.31)

Net asset value, end of period	$10.32		$11.59	$9.58	$7.18		$8.65		$9.26

Total return(c)	(8.47)%		31.11%	39.13%	(12.83)%		(2.35)%		0.19%

Net assets, end of period (in 000s)	$79,431		$86,997	$81,455	$78,375		$47		$48

Ratio of net expenses to average net assets	1.09	%(d)	1.09%	1.09%	1.09%		1.10%		1.09%

Ratio of total expenses to average net assets	1.16	%(d)	1.15%	1.17%	1.30%		2.08%		15.31	%(e)

Ratio of net investment income to average net assets	2.16	%(d)	1.00%	1.10%	0.92%		1.64%		1.54%

Portfolio turnover rate(f)	20%		56%	58%	121%		59%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund

	Class R Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,

	(Unaudited)		2022	2021	2020		2019		2018

Per Share Data

Net asset value, beginning of period	$11.62		$9.60	$7.19	$8.65		$9.26		$9.54

Net investment income(a)	0.08		0.04	0.04	0.01		0.09		0.09

Net realized and unrealized gain (loss)	(1.09)		2.71	2.72	(1.17	)(b)	(0.35	)(b)	(0.12)

Total from investment operations	(1.01)		2.75	2.76	(1.16)		(0.26)		(0.03)

Distributions to shareholders from net investment income	—		(0.33)	(0.35)	(0.04)		(0.21)		(0.10)

Distributions to shareholders from net realized gains	(0.30)		(0.40)	—	(0.05)		—		—

Distributions to shareholders from return of capital	—		—	—	(0.21)		(0.14)		(0.15)

Total distributions	(0.30)		(0.73)	(0.35)	(0.30)		(0.35)		(0.25)

Net asset value, end of period	$10.31		$11.62	$9.60	$7.19		$8.65		$9.26

Total return(c)	(8.80)%		30.37%	38.33%	(13.34)%		(2.98)%		(0.46)%

Net assets, end of period (in 000s)	$84		$72	$56	$40		$49		$49

Ratio of net expenses to average net assets	1.72	%(d)	1.72%	1.72%	1.73%		1.75%		1.74%

Ratio of total expenses to average net assets	1.78	%(d)	1.79%	1.79%	1.99%		2.73%		15.94	%(e)

Ratio of net investment income to average net assets	1.53	%(d)	0.40%	0.47%	0.10%		0.99%		0.89%

Portfolio turnover rate(f)	20%		56%	58%	121%		59%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund

	Class P Shares

	Six Months Ended
	May 31, 2023		Year Ended November 30,						Period Ended

	(Unaudited)		2022	2021	2020		2019		November 30, 2018(a)

Per Share Data

Net asset value, beginning of period	$11.60		$9.58	$7.18	$8.64		$9.26		$9.52

Net investment income(b)	0.12		0.11	0.10	0.06		0.17		0.14

Net realized and unrealized gain (loss)	(1.09)		2.71	2.71	(1.17	)(c)	(0.38	)(c)	(0.09)

Total from investment operations	(0.97)		2.82	2.81	(1.11)		(0.21)		0.05

Distributions to shareholders from net investment income	—		(0.40)	(0.41)	(0.05)		(0.25)		(0.12)

Distributions to shareholders from net realized gains	(0.30)		(0.40)	—	(0.05)		—		—

Distributions to shareholders from return of capital	—		—	—	(0.25)		(0.16)		(0.19)

Total distributions	(0.30)		(0.80)	(0.41)	(0.35)		(0.41)		(0.31)

Net asset value, end of period	$10.33		$11.60	$9.58	$7.18		$8.64		$9.26

Total return(d)	(8.46)%		31.22%	39.13%	(12.74)%		(2.46)%		0.42%

Net assets, end of period (in 000s)	$267,404		$296,933	$213,647	$160,821		$64,970		$2,640

Ratio of net expenses to average net assets	1.09	%(e)	1.09%	1.09%	1.09%		1.10%		1.09	%(e)

Ratio of total expenses to average net assets	1.16	%(e)	1.16%	1.16%	1.33%		1.92%		4.04	%(e)(f)

Ratio of net investment income to average net assets	2.16	%(e)	1.04%	1.10%	0.84%		1.78%		2.37	%(e)

Portfolio turnover rate(g)	20%		56%	58%	121%		59%		67%

(a)	Commenced operations on April 14, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements May 31, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Clean Energy Income Fund and Energy Infrastructure Fund	A, C, Institutional, Investor, R6, R and P	Non-diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C.  Class  Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Net investment income distributions, if any, are declared and paid at least semi-annually. Capital gains distributions, if any, are declared and paid annually.

29

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

Return of Capital Estimates — Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

30

GOLDMAN SACHS ENERGY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Special Purpose Acquisition Companies — Each Fund may invest in stock of, warrants to purchase stock of, and other interests in, special purpose acquisition companies or similar special purpose entities that pool funds to seek potential merger and acquisition opportunities (collectively, “SPACs”). SPACs are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC’s initial public offering. Stock purchased in a SPAC’s initial public offering are valued the same as other equity securities as noted above. Certain private SPAC investments (e.g. “founder shares” and private warrants), however, may be subject to forfeiture or expire worthless if certain events do not take place. A Probability Valuation Adjustment (PVA) is applied to such securities until such contingencies have been satisfied. An LVA may also be applied to securities which are subject to externally imposed and legally enforceable trading restrictions. Such positions are generally classified as Level 3.

31

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Each Fund may also enter into an unfunded commitment to purchase securities in a private investment in public equity (“PIPE”) transaction and will satisfy the commitment if and when the SPAC completes its merger or acquisition. Each Fund may purchase securities in a SPAC PIPE transaction only upon such contingencies being satisfied. Such investments are valued similar to founder shares mentioned above and are generally classified as Level 3.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2023:

CLEAN ENERGY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$14,758,084	$53,770,497	$—

North America	173,823,051	—	—

South America	1,126,104	—	—

Securities Lending Reinvestment Vehicle	5,001,214	—	—

Exchange Traded Funds	1,196,743	—	—

Total	$195,905,196	$53,770,497	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

ENERGY INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$347,869,417	$—	$—

Investment Companies	3,669,059	—	—

Total	$351,538,476	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.    Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

32

GOLDMAN SACHS ENERGY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of each Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. For the six months ended May 31, 2023, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Net Management Rate^

Clean Energy Income Fund	0.80%	0.72%	0.68%	0.67%	0.66%	0.80%

Energy Infrastructure Fund	1.00	0.90	0.86	0.84	0.82	1.00

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the six months ended May 31, 2023, GSAM waived $428 and $762 of the Funds’ management fees for Clean Energy Income Fund and Energy Infrastructure Fund, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended May 31, 2023, Goldman Sachs retained $77 and $1,424 related to Clean Energy Income Class A shares and Energy Infrastructure Class A shares respectively.

D.  Service Plan — The Trust, on behalf of each Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

33

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2023 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Clean Energy Income Fund and Energy Infrastructure Fund are 0.054% and 0.064%, respectively. These Other Expense limitations will remain in place through at least March 29, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended May 31, 2023, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

			Other	Total
	Management	Transfer Agency	Expense	Expense
Fund	Fee Waiver	Waivers/Credits	Reimbursements	Reductions

Clean Energy Income Fund	$428	$59	$164,757	$165,244

Energy Infrastructure Fund	762	7	113,313	114,082

G.  Line of Credit Facility — As of May 31, 2023, the Funds participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2023, the Funds did not have any borrowings under the facility. Prior to April 19, 2023, the facility was $1,250,000,000.

H.  Other Transactions with Affiliates — For the six months ended May 31, 2023, Goldman Sachs earned $0 and $33,447 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Clean Energy Income and Energy Infrastructure Funds, respectively.

As of May 31, 2023, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Investor	Class R6	Class R

Clean Energy Income Fund	—%	64%	100%

Energy Infrastructure Fund	81	—	94

34

GOLDMAN SACHS ENERGY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended May 31, 2023:

Fund	Underlying Fund	Beginning Value as of November 30, 2022	Purchases at Cost	Proceeds from Sales	Ending Value as of May 31, 2023	Shares as of May 31, 2023	Dividend Income

Clean Energy Income Fund	Goldman Sachs Financial Square Government Fund — Institutional shares	$—	$11,706,001	$(11,706,001)	$—	—	$11,365

Energy Infrastructure Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	1,154,222	15,856,918	(15,805,298)	1,205,842	1,205,842	21,502

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2023, were as follows:

Fund	Purchases	Sales

Clean Energy Income Fund	$52,294,225	$95,378,773

Energy Infrastructure Fund	78,411,974	74,458,664

6. SECURITIES LENDING

The Clean Energy Income Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate

35

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2023 (Unaudited)

6. SECURITIES LENDING (continued)

the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of May 31, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended May 31, 2023, are reported under Investment Income on the Statements of Operations. The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended May 31, 2023.

Fund	Beginning Value as of November 30, 2022	Purchases at cost	Proceeds from Sales	Ending Value as of May 31, 2023

Clean Energy Income Fund	$1,254,600	$31,065,803	$(27,319,188)	$5,001,214

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2022, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Clean Energy Income	Energy Infrastructure

Capital loss carryforwards:

Perpetual Short-Term	$ (8,694,842)	$ —

Perpetual Long-Term	(2,572,992)	—

Total capital loss carryforwards	(11,267,834)	—

Timing differences (Post October Loss Deferral/Late Year Ordinary Loss Deferral)	$ (2,160,986)	$(707,192)

As of May 31, 2023, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Clean Energy Income	Energy Infrastructure

Tax Cost	$294,975,874	$246,748,152

Gross unrealized gain	7,165,977	140,393,883
Gross unrealized loss	(52,466,158)	(35,603,559)

Net unrealized gain (loss)	$(45,300,181)	$104,790,324

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

36

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Clean Energy Sector Risk — The Clean Energy Income Fund concentrates its investments in the clean energy group of industries, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that group of industries. Clean energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value clean energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain clean energy company share prices. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Clean energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. Adhering to the clean energy company criteria and applying the Investment Adviser’s supplemental clean energy analysis may also affect the Fund’s performance relative to other energy sector-focused funds that do not adhere to such criteria or apply such analysis.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

37

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2023 (Unaudited)

8. OTHER RISKS (continued)

Geographic and Sector Risk — Each Fund focuses its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

38

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS (continued)

Non-Diversification Risk — Each Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Special Purpose Acquisition Companies Risk — The Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, the Fund may elect not to participate in the proposed transaction or the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Tax Risks — Tax risks associated with investments in the Funds include but are not limited to the following:

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of a Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

39

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2023 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

After the end of the Reporting Period, at a meeting of the Board of Trustees of Goldman Sachs Trust held on June 13-14, 2023, the Trustees approved, on behalf of the Goldman Sachs Clean Energy Income Fund, the termination of the Fund’s Class R Shares. The termination took effect on July 14, 2023.

40

GOLDMAN SACHS ENERGY FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Clean Energy Income Fund

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Fiscal Year Ended November 30, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	21,593	$253,964	133,930	$1,662,074

Reinvestment of distributions	—	—	24,713	313,544

Shares redeemed	(51,352)	(596,019)	(152,649)	(1,911,402)

	(29,759)	(342,055)	5,994	64,216

Class C Shares

Shares sold	929	10,600	15,865	201,756

Reinvestment of distributions	—	—	2,252	28,531

Shares redeemed	(278)	(3,263)	(2,067)	(25,031)

	651	7,337	16,050	205,256

Institutional Shares

Shares sold	246,404	2,848,556	171,937	2,187,639

Reinvestment of distributions	—	—	42,564	539,166

Shares redeemed	(136,297)	(1,576,067)	(198,725)	(2,531,050)

	110,107	1,272,489	15,776	195,755

Investor Shares

Shares sold	35,561	410,892	719,660	9,430,414

Reinvestment of distributions	—	—	35,068	439,983

Shares redeemed	(559,417)	(6,605,650)	(333,199)	(3,874,537)

	(523,856)	(6,194,758)	421,529	5,995,860

Class R6 Shares

Shares sold	5,658	68,492	2,796	32,112

Reinvestment of distributions	—	—	390	4,917

Shares redeemed	(5,170)	(60,853)	(181)	(2,237)

	488	7,639	3,005	34,792

Class R Shares

Reinvestment of distributions	—	—	345	4,401

Shares redeemed	—	—	(301)	(3,693)

	—	—	44	708

Class P Shares

Shares sold	1,619,778	19,173,472	7,959,236	101,209,085

Reinvestment of distributions	—	—	1,992,051	25,267,103

Shares redeemed	(4,875,413)	(57,295,095)	(16,137,582)	(206,899,684)

	(3,255,635)	(38,121,623)	(6,186,295)	(80,423,496)

NET DECREASE	(3,698,004)	$(43,370,971)	(5,723,897)	$(73,926,909)

41

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Energy Infrastructure Fund

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Fiscal Year Ended November 30, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	91,300	$978,975	226,447	$2,507,760

Reinvestment of distributions	5,478	59,167	8,144	83,140

Shares redeemed	(81,000)	(858,455)	(100,583)	(1,074,467)

	15,778	179,687	134,008	1,516,433

Class C Shares

Shares sold	—	—	17,146	175,590

Reinvestment of distributions	1,337	14,480	3,419	33,014

Shares redeemed	(5,061)	(51,198)	(19,434)	(205,183)

	(3,724)	(36,718)	1,131	3,421

Institutional Shares

Shares sold	67,772	720,643	66,368	719,107

Reinvestment of distributions	3,021	32,776	9,471	91,476

Shares redeemed	(97,000)	(1,024,186)	(107,008)	(1,001,299)

	(26,207)	(270,767)	(31,169)	(190,716)

Investor Shares

Shares sold	—	—	219	2,449

Reinvestment of distributions	185	2,002	490	4,813

Shares redeemed	(1)	(7)	—	(4)

	184	1,995	709	7,258

Class R6 Shares

Shares sold	5,768	59,885	5,075,906	52,467,089

Reinvestment of distributions	205,645	2,227,134	741,095	7,236,655

Shares redeemed	(19,581)	(207,775)	(6,819,197)	(73,871,662)

	191,832	2,079,244	(1,002,196)	(14,167,918)

Class R Shares

Shares sold	1,705	16,977	363	4,000

Reinvestment of distributions	174	1,885	452	4,410

Shares redeemed	(1)	(6)	(368)	(3,996)

	1,878	18,856	447	4,414

Class P Shares

Shares sold	838,783	8,989,366	3,974,840	42,150,498

Reinvestment of distributions	711,241	7,709,859	1,942,759	19,117,834

Shares redeemed	(1,255,131)	(13,541,679)	(2,624,150)	(27,764,286)

	294,893	3,157,546	3,293,449	33,504,046

NET INCREASE	474,634	$5,129,843	2,396,379	$20,676,938

42

GOLDMAN SACHS ENERGY FUNDS

Fund Expenses — Six Month Period Ended May 31, 2023 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares for certain Funds), contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 01, 2022 through May 31, 2023, which represents a period of 182 days of a 365-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Clean Energy Income Fund				Energy Infrastructure Fund
Share Class	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*
Class A
Actual	$1,000.00	$ 904.00		$ 6.00	$1,000.00	$ 913.30		$ 7.03
Hypothetical 5% return	1,000.00	1,018.60	+	6.36	1,000.00	1,017.60	+	7.41
Class C
Actual	1,000.00	900.20		9.54	1,000.00	910.10		10.59
Hypothetical 5% return	1,000.00	1,014.90	+	10.12	1,000.00	1,013.80	+	11.16
Institutional
Actual	1,000.00	905.00		4.24	1,000.00	915.40		5.27
Hypothetical 5% return	1,000.00	1,020.50	+	4.50	1,000.00	1,019.40	+	5.56
Investor
Actual	1,000.00	904.80		4.81	1,000.00	914.50		5.82
Hypothetical 5% return	1,000.00	1,019.90	+	5.10	1,000.00	1,018.80	+	6.14
Class R6
Actual	1,000.00	905.00		4.21	1,000.00	915.30		5.22
Hypothetical 5% return	1,000.00	1,020.50	+	4.47	1,000.00	1,019.50	+	5.51
Class R
Actual	1,000.00	902.50		7.17	1,000.00	912.00		8.20
Hypothetical 5% return	1,000.00	1,017.40	+	7.60	1,000.00	1,016.40	+	8.65
Class P
Actual	1,000.00	905.70		4.20	1,000.00	915.40		5.22
Hypothetical 5% return	1,000.00	1,020.50	+	4.45	1,000.00	1,019.50	+	5.51

*

Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P

Clean Energy Income Fund	1.26%	2.01%	0.89%	1.01%	0.89%	1.51%	0.88%
Energy Infrastructure Fund	1.47	2.22	1.10	1.22	1.09	1.72	1.09

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

43

GOLDMAN SACHS ENERGY FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 14-15, 2023, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the impact of local holidays in non-U.S. jurisdictions; and (4) the impact of geopolitical, market and economic developments and events on liquidity and liquidity risk. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

44

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.41 trillion in assets under supervision as of March 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎ Investor Money Market Fund3

∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund

∎ Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES OFFICERS
Gregory G. Weaver, Chair James A. McNamara, President
Dwight L. Bush Joseph F. DiMaria, Principal Financial Officer, Principal Kathryn A. Cassidy Accounting Officer and Treasurer
John G.Chou Caroline L. Kraus, Secretary Joaquin Delgado Eileen H. Dowling James A. McNamara Paul C. Wirth
GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Distributor and Transfer Agent Investment Adviser
Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.
Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282
Goldman Sachs does not provide legal, tax or accounting advice, unless explicitly agreed between you and Goldman Sachs (generally through certain services offered only to clients of Private Wealth Management). Any statement contained in this presentation concerning U.S. tax matters is not intended or written to be used and cannot be used for the purpose of avoiding penalties imposed on the relevant taxpayer. Notwithstanding anything in this document to the contrary, and except as required to enable compliance with applicable securities law, you may disclose to any person the US federal and state income tax treatment and tax structure of the transaction and all materials of any kind (including tax opinions and other tax analyses) that are provided to you relating to such tax treatment and tax structure, without Goldman Sachs imposing any limitation of any kind. Investors should be aware that a determination of the tax consequences to them should take into account their specific circumstances and that the tax law is subject to change in the future or retroactively and investors are strongly urged to consult with their own tax advisor regarding any potential strategy, investment or transaction.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.
The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Fund holdings and allocations shown are as of May 31, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.
Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.
“Alerian Midstream Energy Select Index”, “Alerian MLP Index”, “Alerian MLP Total Return Index”, “AMEI”, “AMEIX”, “AMZ” and “AMZX” are trademarks of Alerian and their use is granted under a license from Alerian.
The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider each Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/orthe carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund’s and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).
© 2023 Goldman Sachs. All rights reserved. 327161-OTU-1836181 MLPANDESAR-23

Goldman Sachs Funds

Semi-Annual Report	May 31, 2023

Financial Square FundsSM
Federal Instruments
Government
Money Market
Prime Obligations
Treasury Instruments
Treasury Obligations
Treasury Solutions

Goldman Sachs Financial Square Funds

∎	FEDERAL INSTRUMENTS FUND

∎	GOVERNMENT FUND

∎	MONEY MARKET FUND

∎	PRIME OBLIGATIONS FUND

∎	TREASURY INSTRUMENTS FUND

∎	TREASURY OBLIGATIONS FUND

∎	TREASURY SOLUTIONS FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

GOVERNMENT MONEY MARKET FUNDS

∎	Federal Instruments Fund

∎	Government Fund

∎	Treasury Instruments Fund

∎	Treasury Obligations Fund

∎	Treasury Solutions Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

INSTITUTIONAL MONEY MARKET FUNDS

∎	Money Market Fund

∎	Prime Obligations Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

1

MARKET REVIEW

Goldman Sachs Financial Square Funds

The following are highlights both of key factors affecting the money markets and of any key changes made to the Goldman Sachs Financial Square Funds (the “Funds”) during the six months ended May 31, 2023 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended November 30, 2023.

Market and Economic Review

•	Federal Reserve (“Fed”) monetary policy most influenced the money markets during the Reporting Period.

•

In December 2022, when the Reporting Period began, the Fed raised the targeted federal funds (“fed funds”) rate by 50 basis points to a range between 4.25% and 4.50%. (A basis point is 1/100th of a percentage point.)

•	Policymakers indicated they were determined to continue their fight to tame inflation and that ongoing rate hikes would likely be “appropriate.”

•

At the beginning of February 2023, the Fed stepped down its pace of rate increases to 25 basis points, with Fed Chair Jerome Powell suggesting further rate hikes would be determined meeting by meeting.

•

In March, Fed officials implemented another 25 basis point rate hike, projected a weak economic outlook for the rest of 2023, and struck a more cautious tone on the forward path for the fed funds rate.

•	In early May, at their final policy meeting of the Reporting Period, Fed officials raised the fed funds rate by 25 basis points to a range between 5.00% and 5.25%.

•

Policymakers signaled a willingness to pause future rate hikes given that inflation had begun to moderate and because tighter credit conditions driven by banking sector stress were “likely to weigh on economic activity, hiring and inflation.”

•

In mid-June 2023, after the end of the Reporting Period, Fed officials held the fed funds rate steady but suggested they were inclined to implement another rate hike in July if economic activity and inflation did not cool as much as they “need to see.”

•	The money market yield curve steepened during the Reporting Period, as the Fed raised short-term interest rates.

•	In this environment, the yields of money market funds increased.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

2

FUND BASICS

Financial Square Funds

as of May 31, 2023

PERFORMANCE REVIEW[1,2]

December 1, 2022–May 31, 2023	Fund Total Return (based on NAV)[3] Institutional Shares	SEC 7-Day Current Yield[4]	iMoneynet Institutional Average[5]

Federal Instruments	2.24%	4.87%	4.26%[6]
Government	2.25	5.01	4.26	[6]
Money Market	2.30	5.07	4.49	[7]
Prime Obligations	2.30	5.05	4.49	[7]
Treasury Instruments	2.18	4.90	4.10	[8]
Treasury Obligations	2.24	4.96	4.27	[9]
Treasury Solutions	2.24	4.97	4.27	[9]

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	As of May 31, 2023, each of the Treasury Obligations, Money Market and Treasury Solutions Funds offers nine separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), the Federal Instruments Fund offers nine separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Class D), the Prime Obligations Fund offers ten separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource and Drexel Hamilton Class), the Treasury Instruments Fund offers twelve separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class D, Loop Class and Seelaus Class), and the Government Fund offers sixteen separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Drexel Hamilton Class, Loop Class, Seelaus Class, Class R6, Class A, Class C and Class D), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Institutional, Drexel Hamilton Class, Loop Class, Seelaus Class, Class R6, and Class D Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1), administration and/ or service (non-12b-1) fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Service Shares pay 0.50%, Cash Management Shares pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, Class A Shares pay 0.25% and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return reflects the reinvestment of dividends and other distributions.

[4]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]	Source: iMoneyNet, Inc. May 2023. The iMoneyNet Institutional Average represents total return.

[6]	Government & Agencies Institutional–Category includes the most broadly based of the government institutional funds. These funds may generally invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

[7]	First Tier Institutional–Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[8]	Treasury Institutional–Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.

[9]	Treasury & Repo Institutional–Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

3

YIELD SUMMARY

SUMMARY OF THE INSTITUTIONAL SHARES[1,2] AS OF 5/31/2023

Funds	7-Day Dist. Yield[10]	SEC 7-Day Effective Yield[11]	30-Day Average Yield[12]	Weighted Avg. Maturity (days)[13]	Weighted Avg. Life (days)[14]

Federal Instruments	4.87%	4.99%	4.83%	19	99
Government	5.00	5.13	4.96	25	76
Money Market	5.07	5.20	5.03	49	97
Prime Obligations	5.07	5.18	5.03	48	80
Treasury Instruments	4.84	5.02	4.65	48	107
Treasury Obligations	4.97	5.09	4.93	2	31
Treasury Solutions	4.97	5.09	4.93	12	40

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[10]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[11]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[12]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.

[13]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[14]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

SECTOR ALLOCATIONS

SECTOR ALLOCATIONS[15]

As of May 31, 2023

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions

Certificates of Deposit	—%	—%	1.5%	0.9%	—%	—%	—%

Certificates of Deposit - Eurodollar	—	—	1.5	—	—	—	—
Certificates of Deposit - Yankeedollar	—	—	4.9	4.2	—	—	—
Commercial Paper & Corporate Obligations	—	—	10.0	16.9	—	—	—
Medium Term Note	—	—	—	0.3	—	—	—
Repurchase Agreements	—	72.5	21.8	34.0	—	91.9	83.0
Time Deposits	—	—	13.4	12.6	—	—	—
U.S. Government Agency Obligations	91.8	19.9	20.7	15.0	—	—	—
U.S. Treasury Obligations	7.9	7.4	4.8	2.6	103.3	6.2	16.2
Variable Rate Municipal Debt Obligations	—	—	3.6	2.1	—	—	—
Variable Rate Obligations	—	—	17.6	13.5	—	—	—

As of November 30, 2022

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions

Certificates of Deposit	—	—	1.0%	1.0%	—	—	—
Certificates of Deposit - Eurodollar	—	—	2.3	—	—	—	—
Certificates of Deposit - Yankeedollar	—	—	4.7	5.6	—	—	—
Commercial Paper & Corporate Obligations	—	—	19.4	23.2	—	—	—
Medium Term Note	—	—	1.0	0.5	—	—	—
Repurchase Agreements	—	65.9%	11.5	19.7	—	77.1%	72.5%
Time Deposits	—	—	17.9	13.3	—	—	—
U.S. Government Agency Obligations	82.9%	8.8	3.5	3.5	—	—	—
U.S. Treasury Obligations	21.7	22.6	13.1	9.6	103.1%	19.0	28.0
Variable Rate Municipal Debt Obligations	—	—	4.5	4.2	—	—	—
Variable Rate Obligations	—	—	20.8	19.0	—	—	—

[15]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 91.8%
Federal Farm Credit Bank
$700,000	4.947%		01/12/24	$679,656
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.03%)
50,000,000	5.402	(a)	07/31/23	50,000,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.04%)
4,200,000	5.407	(a)	10/23/23	4,199,933
8,300,000	5.412	(a)	10/30/23	8,299,896
Federal Farm Credit Bank (FEDL01 + 0.08%)
2,300,000	5.162	(a)	09/13/24	2,297,827
Federal Farm Credit Bank (FEDL01 + 0.13%)
6,916,000	5.210	(a)	02/22/24	6,915,555
Federal Farm Credit Bank (FEDL01 + 0.14%)
1,200,000	5.220	(a)	09/17/24	1,199,985
400,000	5.222	(a)	11/14/24	399,887
Federal Farm Credit Bank (Prime Rate – 3.00%)
5,618,000	5.251	(a)	03/22/24	5,617,107
2,400,000	5.250	(a)	01/24/25	2,399,813
Federal Farm Credit Bank (SOFR + 0.06%)
800,000	5.127	(a)	04/29/24	799,348
800,000	5.129	(a)	07/22/24	799,097
Federal Farm Credit Bank (SOFR + 0.11%)
8,782,000	5.165	(a)	06/07/24	8,781,579
Federal Farm Credit Bank (SOFR + 0.15%)
1,890,000	5.210	(a)	02/14/25	1,890,000
Federal Farm Credit Bank (SOFR + 0.16%)
3,900,000	5.215	(a)	04/05/24	3,899,935
987,000	5.220	(a)	01/30/25	987,000
2,280,000	5.220	(a)	04/10/25	2,280,000
Federal Farm Credit Bank (SOFR + 0.17%)
7,700,000	5.225	(a)	06/27/24	7,699,677
3,931,000	5.230	(a)	01/23/25	3,931,000
7,737,000	5.225	(a)	02/06/25	7,737,000
Federal Farm Credit Bank (SOFR + 0.18%)
7,700,000	5.240	(a)	10/16/24	7,700,000
4,900,000	5.238	(a)	12/19/24	4,900,621
4,470,000	5.240	(a)	12/19/24	4,470,566
5,000,000	5.240	(a)	01/03/25	5,000,000
11,274,000	5.240	(a)	01/17/25	11,274,000
Federal Farm Credit Bank (SOFR + 0.19%)
4,300,000	5.250	(a)	11/25/24	4,300,000
11,000,000	5.250	(a)	12/27/24	11,000,000
Federal Home Loan Bank
140,000,000	4.715		06/01/23	140,000,000
56,267,000	4.925		06/02/23	56,259,499
165,000,000	4.836		06/07/23	164,868,020
150,000,000	4.999		06/07/23	149,880,018
400,000,000	4.770		06/09/23	399,584,889
125,000,000	4.997		06/16/23	124,746,458
248,200,000	4.955		06/21/23	247,531,239
500,000,000	4.938		06/23/23	498,522,944
150,000,000	4.937		06/30/23	149,418,792
10,600,000	4.881		07/26/23	10,523,886
50,000,000	4.913		08/02/23	49,592,694
18,531,000	5.184		09/19/23	18,248,687
26,543,000	5.195		09/19/23	26,138,627
37,056,000	5.186		09/22/23	36,476,753
85,000,000	5.005		10/11/23	83,499,013

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
8,720,000	4.667		11/14/23	8,719,727
4,000,000	4.692		11/15/23	3,999,433
4,000,000	4.697		11/17/23	3,999,522
3,100,000	4.742		11/24/23	3,099,401
3,700,000	4.690		11/29/23	3,699,814
2,740,000	4.945		01/12/24	2,660,369
5,000,000	5.069		02/05/24	4,835,383
16,754,000	5.060		02/06/24	16,201,351
9,475,000	5.092		02/08/24	9,157,966
3,473,000	5.093		02/09/24	3,356,332
53,940,000	5.340		04/23/24	53,940,000
Federal Home Loan Bank (SOFR + 0.00%)
150,000,000	5.060	(a)	08/02/23	150,000,000
350,000,000	5.060	(a)	08/03/23	350,000,000
477,335,000	5.060	(a)	08/08/23	477,335,000
Federal Home Loan Bank (SOFR + 0.02%)
400,000,000	5.075	(a)	07/13/23	400,000,000
200,000,000	5.075	(a)	09/08/23	200,000,000
200,000,000	5.080	(a)	09/18/23	200,000,000
250,000,000	5.080	(a)	09/19/23	250,000,000
Federal Home Loan Bank (SOFR + 0.03%)
250,000,000	5.085	(a)	11/01/23	250,000,000
Federal Home Loan Bank (SOFR + 0.06%)
400,000	5.128	(a)	07/01/24	399,570
Federal Home Loan Bank (SOFR + 0.07%)
100,000,000	5.130	(a)	06/27/23	100,000,000
Federal Home Loan Bank (SOFR + 0.08%)
700,000	5.140	(a)	03/01/24	699,633
Federal Home Loan Bank (SOFR + 0.09%)
100,000,000	5.150	(a)	08/24/23	100,000,000
Federal Home Loan Bank (SOFR + 0.10%)
40,000,000	5.160	(a)	06/22/23	40,000,000
Federal Home Loan Bank (SOFR + 0.11%)
40,000,000	5.165	(a)	07/21/23	40,000,000
40,000,000	5.170	(a)	08/18/23	40,000,000
Federal Home Loan Bank (SOFR + 0.12%)
65,000,000	5.180	(a)	09/20/23	65,000,000
Federal Home Loan Bank (SOFR + 0.15%)
6,300,000	5.210	(a)	02/23/24	6,300,000
Federal Home Loan Bank (SOFR + 0.17%)
8,545,000	5.225	(a)	01/17/25	8,545,000
Federal Home Loan Bank (SOFR + 0.19%)
25,600,000	5.250	(a)	11/22/24	25,600,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$5,142,299,502

U.S. Treasury Obligations – 7.9%
United States Treasury Bills
$70,646,000	5.547	%(b)	11/09/23	$68,958,856
19,346,100	4.827		04/18/24	18,562,228
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
8,373,200	5.406	(a)	10/31/23	8,373,241
20,000,000	5.407	(a)	10/31/23	20,000,098

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%) – (continued)
$40,000,000	5.407	%(a)	10/31/23	$40,000,195
54,000,000	5.407	(a)	10/31/23	54,000,264
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
64,198,700	5.522	(a)	10/31/24	64,110,039
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
66,914,600	5.541	(a)	04/30/25	66,910,819
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.20%)
17,147,400	5.568	(a)	01/31/25	17,149,730
23,000,000	5.571	(a)	01/31/25	23,003,125
60,000,000	5.572	(a)	01/31/25	60,008,152

TOTAL U.S. TREASURY OBLIGATIONS				$441,076,747

TOTAL INVESTMENTS – 99.7%				$5,583,376,249

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%				16,001,435

NET ASSETS – 100.0%				$5,599,377,684

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2023.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 19.9%
Federal Farm Credit Bank
$51,700,000	4.947%		01/12/24	$50,197,469
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.04%)
299,100,000	5.407	(a)	10/23/23	299,095,218
647,400,000	5.412	(a)	10/30/23	647,391,863
Federal Farm Credit Bank (FEDL01 + 0.08%)
167,600,000	5.162	(a)	09/13/24	167,441,674
Federal Farm Credit Bank (FEDL01 + 0.13%)
287,741,000	5.210	(a)	02/22/24	287,722,494
Federal Farm Credit Bank (FEDL01 + 0.14%)
90,900,000	5.220	(a)	09/17/24	90,898,849
27,300,000	5.222	(a)	11/14/24	27,292,263
Federal Farm Credit Bank (Prime Rate – 3.00%)
238,216,000	5.251	(a)	03/22/24	238,178,121
143,475,000	5.250	(a)	01/24/25	143,463,804
Federal Farm Credit Bank (Prime Rate – 3.01%)
195,115,000	5.245	(a)	02/10/25	195,105,418
Federal Farm Credit Bank (SOFR + 0.06%)
60,700,000	5.127	(a)	04/29/24	60,650,514
58,700,000	5.129	(a)	07/22/24	58,633,786
Federal Farm Credit Bank (SOFR + 0.11%)
480,605,000	5.165	(a)	06/07/24	480,581,971
Federal Farm Credit Bank (SOFR + 0.14%)
236,728,000	5.202	(a)	11/26/24	236,626,721
213,054,000	5.203	(a)	11/26/24	212,962,850
Federal Farm Credit Bank (SOFR + 0.15%)
146,709,000	5.210	(a)	01/03/25	146,709,000
95,369,000	5.210	(a)	02/14/25	95,369,000
Federal Farm Credit Bank (SOFR + 0.16%)
274,700,000	5.215	(a)	04/05/24	274,695,433
57,378,000	5.220	(a)	01/30/25	57,378,000
308,444,000	5.215	(a)	02/10/25	308,444,000
95,251,000	5.220	(a)	04/10/25	95,251,000
Federal Farm Credit Bank (SOFR + 0.17%)
548,600,000	5.225	(a)	06/27/24	548,576,967
234,191,000	5.230	(a)	01/23/25	234,191,000
433,213,000	5.225	(a)	02/06/25	433,213,000
Federal Farm Credit Bank (SOFR + 0.18%)
553,593,000	5.240	(a)	10/16/24	553,593,000
287,975,000	5.238	(a)	12/19/24	288,010,328
280,910,000	5.240	(a)	12/19/24	280,944,461
292,500,000	5.240	(a)	01/03/25	292,500,000
661,650,000	5.240	(a)	01/17/25	661,650,000
573,783,000	5.260	(a)(b)	03/07/25	573,783,000
Federal Farm Credit Bank (SOFR + 0.19%)
304,200,000	5.250	(a)	11/25/24	304,200,000
680,000,000	5.250	(a)	12/27/24	680,000,000
Federal Farm Credit Bank (SOFR + 0.20%)
215,599,000	5.275	(a)(b)	06/02/25	215,599,000
Federal Home Loan Bank
428,191,000	5.184		09/19/23	421,665,744
1,187,453,000	5.195		09/19/23	1,169,357,256
1,556,049,000	5.186		09/22/23	1,531,725,361
649,050,000	4.667		11/14/23	649,029,700
300,070,000	4.692		11/15/23	300,027,469
300,070,000	4.697		11/17/23	300,034,136
228,335,000	4.742		11/24/23	228,290,860

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
263,000,000	4.690		11/29/23	262,986,806
187,440,000	4.945		01/12/24	181,992,525
470,785,000	5.059		02/06/24	455,238,741
8,181,000	5.060		02/06/24	7,910,847
512,088,000	5.070		02/06/24	495,177,833
475,850,000	5.092		02/08/24	459,928,059
241,836,000	5.093		02/09/24	233,712,057
2,267,585,000	5.340		04/23/24	2,267,585,000
2,583,695,000	5.330		04/26/24	2,583,695,000
2,439,065,000	5.340		04/26/24	2,439,065,000
1,658,135,000	5.370		05/21/24	1,658,135,000
868,035,000	5.300		05/22/24	868,035,000
1,780,020,000	5.360		06/11/24	1,780,020,000
1,112,490,000	5.375		06/11/24	1,112,490,000
Federal Home Loan Bank (SOFR + 0.06%)
26,400,000	5.128	(a)	07/01/24	26,371,605
Federal Home Loan Bank (SOFR + 0.07%)
3,140,100,000	5.130	(a)	06/27/23	3,140,100,000
Federal Home Loan Bank (SOFR + 0.08%)
3,371,100,000	5.140	(a)	06/14/23	3,371,100,000
1,472,000,000	5.140	(a)	07/20/23	1,472,000,000
53,900,000	5.140	(a)	03/01/24	53,871,769
Federal Home Loan Bank (SOFR + 0.09%)
2,000,000,000	5.145	(a)	07/03/23	2,000,000,000
3,336,400,000	5.150	(a)	08/24/23	3,336,400,000
Federal Home Loan Bank (SOFR + 0.10%)
1,511,605,000	5.160	(a)	06/22/23	1,511,605,000
Federal Home Loan Bank (SOFR + 0.11%)
1,513,720,000	5.165	(a)	07/21/23	1,513,720,000
1,513,720,000	5.170	(a)	08/18/23	1,513,720,000
Federal Home Loan Bank (SOFR + 0.12%)
2,541,735,000	5.180	(a)	09/20/23	2,541,735,000
Federal Home Loan Bank (SOFR + 0.15%)
456,300,000	5.210	(a)	02/23/24	456,300,000
Federal Home Loan Bank (SOFR + 0.16%)
496,000,000	5.220	(a)	02/03/25	496,000,000
Federal Home Loan Bank (SOFR + 0.17%)
476,015,000	5.225	(a)	01/17/25	476,015,000
Federal Home Loan Bank (SOFR + 0.19%)
1,817,300,000	5.250	(a)	11/22/24	1,817,300,000
Federal Home Loan Mortgage Corporation
866,947,000	5.400		06/11/24	866,947,000
866,947,000	5.380		06/12/24	866,947,000
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
1,250,000	5.350	(a)	11/15/23	1,250,000
4,200,000	5.380	(a)	03/20/24	4,200,000
30,150,000	5.380	(a)	06/15/25	30,150,000
29,258,756	5.380	(a)	07/15/25	29,258,755
1,184,211	5.300	(a)	08/15/25	1,184,211
9,473,684	5.380	(a)	09/15/25	9,473,684
1,320,000	5.300	(a)	05/15/26	1,320,000
51,350,000	5.300	(a)	07/09/26	51,350,000
36,738,334	5.380	(a)	09/15/26	36,738,333
23,365,384	5.380	(a)	12/15/26	23,365,384
9,375,000	5.350	(a)	01/20/27	9,375,000
14,872,561	5.350	(a)	06/20/27	14,872,561

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%) – (continued)
$25,071,427	5.350	%(a)	09/20/27	$25,071,427
30,609,528	5.380	(a)	02/15/28	30,609,529
29,884,616	5.380	(a)	06/20/28	29,884,616
39,285,713	5.380	(a)	09/15/28	39,285,713
42,065,501	5.380	(a)	11/15/28	42,065,501
37,596,226	5.300	(a)	01/15/30	37,596,226
3,000,000	5.350	(a)	03/15/30	3,000,000
50,400,000	5.380	(a)	03/15/30	50,400,000
30,000,000	5.380	(a)	10/15/30	30,000,000
11,000,000	5.380	(a)	08/15/31	11,000,000
13,809,540	5.350	(a)	09/02/31	13,809,540
39,007,140	5.350	(a)	09/30/31	39,007,140
24,418,605	5.350	(a)	12/20/31	24,418,605
46,619,136	5.380	(a)	12/15/33	46,619,136
15,946,200	5.350	(a)	01/20/35	15,946,200
17,906,000	5.350	(a)	04/20/35	17,906,000
3,373,068	5.350	(a)	09/20/38	3,373,068
37,824,587	5.350	(a)	07/07/40	37,824,587

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$54,816,940,188

U.S. Treasury Obligations – 7.4%
United States Treasury Bills
$301,406,400	5.547	%(b)	11/09/23	$294,208,313
904,151,500	4.827		04/18/24	867,516,791
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
922,199,700	5.407	(a)	10/31/23	922,193,674
4,200,000,000	5.407	(a)	10/31/23	4,199,972,555
6,102,231,000	5.407	(a)	10/31/23	6,102,191,124
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
3,193,063,700	5.541	(a)	04/30/25	3,192,883,276
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.20%)
328,343,000	5.568	(a)	01/31/25	328,356,571
4,580,000,000	5.572	(a)	01/31/25	4,580,189,307

TOTAL U.S. TREASURY OBLIGATIONS				$20,487,511,611

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$75,304,451,799

Repurchase Agreements(c) – 72.5%
Banco Santander, S.A.
$500,000,000	5.055%		06/01/23	$500,000,000
Maturity Value: $500,070,208

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.000%, due 12/01/28 to 09/01/52 and Federal National
Mortgage Association, 2.500% to 4.500%, due 11/01/50 to
10/01/52. The aggregate market value of the collateral,
including accrued interest, was $515,072,336.

Repurchase Agreements(c) – (continued)
Bank of America, National Association
500,000,000	5.050%		06/01/23	500,000,000
Maturity Value: $500,070,139
Collateralized by Government National Mortgage Association, 3.000% to 4.000%, due 12/20/47 to 07/20/49. The aggregate market value of the collateral, including accrued interest, was $515,000,000.

Bank of Montreal
150,000,000	5.000		06/01/23	150,000,000
Maturity Value: $150,020,833
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/26 to 02/15/43. The aggregate market value of the collateral, including accrued interest, was $152,999,999.

Barclays Bank PLC
1,050,000,000	5.060		06/01/23	1,050,000,000
Maturity Value: $1,050,147,583

Collateralized by a U.S. Treasury Bond, 3.875%, due 08/15/40
and U.S. Treasury Notes, 1.250% to 3.500%, due 07/31/27 to
01/31/30. The aggregate market value of the collateral,
including accrued interest, was $1,071,150,606.

BMO Capital Markets Corp.
320,000,000	5.000		06/01/23	320,000,000
Maturity Value: $320,044,444

Collateralized by a U.S. Treasury Bill, 0.000%, due 01/25/24,
U.S. Treasury Bonds, 2.375% to 4.000%, due 02/15/42 to
11/15/52 and U.S. Treasury Notes, 0.250% to 3.750%, due
11/15/23 to 05/15/33. The aggregate market value of the
collateral, including accrued interest, was $326,445,354.

BNP Paribas
125,000,000	5.000		06/01/23	125,000,000
Maturity Value: $125,017,361
Collateralized by a U.S. Treasury Bill, 0.000%, due 10/26/23. The market value of the collateral, including accrued interest, was $127,500,016.
713,500,000	5.060		06/01/23	713,500,000
Maturity Value: $713,600,286

Collateralized by Federal Farm Credit Bank, 4.070% to 4.430%,
due 11/21/33 to 05/03/34, Federal Home Loan Bank, 2.800%,
due 07/11/39, Federal Home Loan Mortgage Corp., 5.000% to
7.000%, due 08/01/36 to 06/01/53, Federal National Mortgage
Association, 2.000% to 5.500%, due 01/01/37 to 12/01/52,
Government National Mortgage Association, 2.000% to
6.000%, due 08/20/33 to 05/20/53, U.S. Treasury Bills,
0.000%, due 06/06/23 to 11/09/23, U.S. Treasury Bonds,
2.875% to 4.375%, due 05/15/40 to 08/15/45, U.S. Treasury
Inflation-Indexed Bonds, 1.000% to 1.500%, due 02/15/46 to
02/15/53, a U.S. Treasury Inflation-Indexed Note, 0.375%, due
07/15/27, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 02/15/29 to 08/15/45, U.S. Treasury Notes,
1.250% to 2.875%, due 12/31/26 to 05/15/28 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 02/15/40 to
02/15/48. The aggregate market value of the collateral,
including accrued interest, was $730,016,006.

785,375,000	5.070		06/01/23	785,375,000
Maturity Value: $785,485,607
Collateralized by a U.S. Treasury Note, 0.125%, due 07/15/31. The market value of the collateral, including accrued interest, was $801,082,500.

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$814,625,000	5.070%		06/01/23	$814,625,000
Maturity Value: $814,739,726
Collateralized by a U.S. Treasury Note, 0.375%, due 01/15/27. The market value of the collateral, including accrued interest, was $830,917,500.

BofA Securities, Inc.
400,000,000	4.990		06/01/23	400,000,000
Maturity Value: $400,055,444
Collateralized by a U.S. Treasury Note, 3.125%, due 08/31/27. The market value of the collateral, including accrued interest, was $408,000,040.
500,000,000	5.000		06/01/23	500,000,000
Maturity Value: $500,069,444
Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 03/01/37 to 05/01/53. The aggregate market value of the collateral, including accrued interest, was $515,000,003.
1,400,000,000	5.000		06/01/23	1,400,000,000
Maturity Value: $1,400,194,444
Collateralized by Federal National Mortgage Association, 2.000% to 6.500%, due 05/01/35 to 04/01/53. The aggregate market value of the collateral, including accrued interest, was $1,442,000,001.
100,000,000	5.050		06/01/23	100,000,000
Maturity Value: $100,014,028
Collateralized by U.S. Treasury Notes, 2.625% to 3.500%, due 05/31/27 to 02/15/33. The aggregate market value of the collateral, including accrued interest, was $102,000,010.
1,224,200,000	5.050		06/01/23	1,224,200,000
Maturity Value: $1,224,371,728
Collateralized by Federal National Mortgage Association, 1.500% to 6.000%, due 11/01/34 to 05/01/53. The aggregate market value of the collateral, including accrued interest, was $1,260,925,998.

Citibank, National Association (Overnight MBS + 0.01%)
1,000,000,000	5.070	(a)	06/09/23	1,000,000,000
Maturity Value: $1,236,740,777
Settlement Date: 11/01/18

Collateralized by Federal Farm Credit Bank, 0.500% to 5.410%,
due 12/01/23 to 12/04/36, Federal Home Loan Bank, 0.000% to
5.625%, due 07/03/23 to 07/15/36, Federal Home Loan
Mortgage Corp., 0.250% to 6.750%, due 06/19/23 to 04/01/53,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 09/15/25 to 07/15/32, Federal National Mortgage
Association, 0.500% to 7.250%, due 09/12/23 to 04/01/53,
Government National Mortgage Association, 1.500% to
9.000%, due 12/15/23 to 04/20/53, U.S. Treasury Bills,
0.000%, due 07/25/23 to 05/16/24, U.S. Treasury Bonds,
1.125% to 7.625%, due 02/15/25 to 05/15/53, U.S. Treasury
Inflation-Indexed Bonds, 0.125% to 3.875%, due 01/15/25 to
02/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to
1.625%, due 07/15/23 to 07/15/30 and U.S. Treasury Notes,
0.250% to 4.625%, due 10/31/23 to 05/15/31. The aggregate
market value of the collateral, including accrued interest, was
$1,020,000,030.

Repurchase Agreements(c) – (continued)
Citigroup Global Markets, Inc.
375,000,000	5.050		06/01/23	375,000,000
Maturity Value: $375,052,604

Collateralized by U.S. Treasury Bonds, 3.500% to 4.625%, due
02/15/36 to 02/15/40, a U.S. Treasury Inflation-Indexed Bond,
2.125%, due 02/15/40, U.S. Treasury Inflation-Indexed Notes,
0.625% to 1.125%, due 07/15/32 to 01/15/33 and U.S. Treasury
Notes, 0.500% to 4.125%, due 11/30/23 to 05/15/33. The
aggregate market value of the collateral, including accrued
interest, was $382,500,021.

2,100,000,000	5.050		06/01/23	2,100,000,000
Maturity Value: $2,100,294,583

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29,
U.S. Treasury Inflation-Indexed Bonds, 2.500% to 3.875%, due
01/15/29 to 04/15/29, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.875%, due 01/15/29 to 01/15/30 and U.S. Treasury
Notes, 0.500% to 4.000%, due 11/30/23 to 02/28/30. The
aggregate market value of the collateral, including accrued
interest, was $2,142,000,033.

Credit Agricole Corporate and Investment Bank
150,000,000	5.000		06/01/23	150,000,000
Maturity Value: $150,020,833
Collateralized by U.S. Treasury Notes, 1.250% to 4.125%, due 10/31/27 to 02/15/32. The aggregate market value of the collateral, including accrued interest, was $153,000,040.

Daiwa Capital Markets America Inc.
1,750,000,000	5.060		06/01/23	1,750,000,000
Maturity Value: $1,750,245,972

Collateralized by Federal Farm Credit Bank, 4.125% to 5.800%,
due 05/23/25 to 04/28/31, Federal Home Loan Bank, 0.000%,
due 07/14/23, Federal Home Loan Mortgage Corp., 2.500% to
6.500%, due 08/01/23 to 06/01/53, Federal National Mortgage
Association, 1.500% to 6.500%, due 03/01/28 to 06/01/53,
Government National Mortgage Association, 2.500% to
7.000%, due 10/15/32 to 05/20/53, U.S. Treasury Bills,
0.000%, due 07/13/23 to 10/26/23, U.S. Treasury Bonds,
2.000% to 7.500%, due 11/15/24 to 05/15/53, a U.S. Treasury
Inflation-Indexed Bond, 0.750%, due 02/15/45, a U.S. Treasury
Inflation-Indexed Note, 0.375%, due 07/15/25 and U.S.
Treasury Notes, 0.125% to 4.000%, due 06/15/23 to 05/31/30.
The aggregate market value of the collateral, including accrued interest, was $1,797,128,819.

Deutsche Bank Securities Inc.
2,500,000,000	5.050		06/01/23	2,500,000,000
Maturity Value: $2,500,350,694
Collateralized by U.S. Treasury Notes, 0.125% to 4.000%, due 02/15/24 to 02/15/33. The aggregate market value of the collateral, including accrued interest, was $2,550,000,020.

Deutsche Bank Securities, Inc.
115,000,000	5.070		06/01/23	115,000,000
Maturity Value: $115,016,196

Collateralized by a U.S. Treasury Bond, 6.250%, due 05/15/30
and U.S. Treasury Notes, 0.125% to 3.750%, due 07/15/23 to
05/15/33. The aggregate market value of the collateral,
including accrued interest, was $117,300,052.

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Federal Reserve Bank of New York
$144,100,000,000	5.050%		06/01/23	$144,100,000,000
Maturity Value: $144,120,214,028

Collateralized by U.S. Treasury Bonds, 1.375% to 6.250%, due
05/15/30 to 08/15/52, U.S. Treasury Inflation-Indexed Bonds,
0.625% to 3.875%, due 04/15/28 to 02/15/48 and a U.S.
Treasury Note, 1.625%, due 08/15/29. The aggregate market
value of the collateral, including accrued interest, was
$144,120,214,084.

Fixed Income Clearing Corporation
1,600,000,000	5.060		06/01/23	1,600,000,000
Maturity Value: $1,600,224,889
Collateralized by U.S. Treasury Notes, 1.625% to 4.625%, due 03/15/26 to 08/15/29. The aggregate market value of the collateral, including accrued interest, was $1,632,000,075.
3,150,000,000	5.060		06/01/23	3,150,000,000
Maturity Value: $3,150,442,750

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
6.000%, due 09/01/32 to 05/01/53 and Federal National
Mortgage Association, 1.500% to 6.500%, due 04/01/25 to
04/01/59. The aggregate market value of the collateral,
including accrued interest, was $3,213,000,047.

8,000,000,000	5.060		06/01/23	8,000,000,000
Maturity Value: $8,001,124,444

Collateralized by U.S. Treasury Bonds, 1.125% to 4.375%, due
11/15/39 to 02/15/51, a U.S. Treasury Inflation-Indexed Bond,
0.250%, due 02/15/50, U.S. Treasury Inflation-Indexed Notes,
0.125% to 1.250%, due 04/15/25 to 01/15/33 and U.S. Treasury
Notes, 0.250% to 4.500%, due 05/15/24 to 11/15/32. The
aggregate market value of the collateral, including accrued
interest, was $8,160,000,011.

800,000,000	5.080		06/01/23	800,000,000
Maturity Value: $800,112,889
Collateralized by U.S. Treasury Notes, 0.500% to 4.500%, due 11/30/24 to 02/28/26. The aggregate market value of the collateral, including accrued interest, was $817,284,338.
10,250,000,000	5.080		06/01/23	10,250,000,000
Maturity Value: $10,251,446,389

Collateralized by U.S. Treasury Bonds, 1.750% to 3.625%, due
01/15/28 to 04/15/28 and U.S. Treasury Notes, 0.125% to
5.572%, due 06/30/24 to 10/31/27. The aggregate market value of the collateral, including accrued interest, was
$10,453,715,678.

HSBC Securities (USA), Inc.
100,000,000	5.060		06/01/23	100,000,000
Maturity Value: $100,014,056

Collateralized by Federal Farm Credit Bank, 0.500%, due
05/14/25, Federal Home Loan Bank, 2.690%, due 09/26/34,
Federal Home Loan Mortgage Corp., 4.050%, due 08/28/25,
Federal National Mortgage Association, 0.625%, due 04/22/25
and Government National Mortgage Association, 2.500% to
6.000%, due 07/15/27 to 05/20/53. The aggregate market value of the collateral, including accrued interest, was $102,396,990.

Repurchase Agreements(c) – (continued)
HSBC Securities (USA), Inc. (Overnight MBS + 0.01%)
1,250,000,000	5.070	%(a)	06/09/23	1,250,000,000
Maturity Value: $1,419,176,002

Collateralized by Federal Farm Credit Bank, 1.400% to 5.060%,
due 07/26/24 to 08/24/46, Federal Home Loan Bank, 1.700% to
6.300%, due 06/09/23 to 10/06/42, Federal Home Loan
Mortgage Corp., 1.250% to 6.500%, due 08/01/28 to 05/01/53,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 01/15/24 to 01/15/32, Federal National Mortgage
Association, 0.250% to 5.500%, due 07/10/23 to 04/01/53,
Federal National Mortgage Association Stripped Securities,
0.000%, due 11/15/23 to 11/15/30, Government National
Mortgage Association, 3.000% to 6.500%, due 01/20/27 to
05/20/53, Tennessee Valley Authority, 0.000%, due 06/15/35
to 01/15/38, a U.S. Treasury Bond, 3.625%, due 05/15/53, U.S.
Treasury Inflation-Indexed Bonds, 1.000% to 1.500%, due
02/15/48 to 02/15/53 and a U.S. Treasury Principal-Only
Stripped Security, 0.000%, due 08/15/49. The aggregate market value of the collateral, including accrued interest, was
$1,282,974,337.

J.P. Morgan Securities LLC
150,000,000	5.050		06/01/23	150,000,000
Maturity Value: $150,021,042
Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 01/01/34 to 05/01/53. The aggregate market value of the collateral, including accrued interest, was $154,521,674.

J.P. Morgan Securities LLC (Overnight MBS + 0.01%)
7,800,000	5.050		06/01/23	7,800,000
Maturity Value: $7,801,094
Collateralized by a U.S. Treasury Note, 2.500%, due 03/31/27. The market value of the collateral, including accrued interest, was $7,957,155.
1,100,000,000	5.060		06/01/23	1,100,000,000
Maturity Value: $1,100,154,611

Collateralized by Federal Farm Credit Bank, 0.690% to 5.100%,
due 02/02/27 to 02/24/42, Federal Home Loan Bank, 0.000% to
2.700%, due 10/20/23 to 09/25/45, Federal Home Loan
Mortgage Corp., 2.000% to 6.500%, due 06/01/43 to 06/01/53,
Federal National Mortgage Association, 1.500% to 7.000%,
due 05/01/25 to 04/01/59 and Government National Mortgage
Association, 2.500% to 6.500%, due 09/20/28 to 05/20/53. The
aggregate market value of the collateral, including accrued
interest, was $1,131,396,320.

Joint Account I
1,975,000,000	5.050		06/01/23	1,975,000,000
Maturity Value: $997,540,104

Joint Account III
997,400,000	5.057		06/01/23	997,400,000
Maturity Value: $1,975,277,049

Mizuho Securities USA LLC (Overnight MBS + 0.03%)
100,000,000	5.060		06/01/23	100,000,000
Maturity Value: $100,014,056
Collateralized by Federal National Mortgage Association, 4.000% to 5.000%, due 04/01/52 to 02/01/53. The aggregate market value of the collateral, including accrued interest, was $103,000,001.

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
MUFG Securities Americas, Inc.
$505,000,000	5.050%		06/01/23	$505,000,000
Maturity Value: $505,070,840

Collateralized by Federal Home Loan Bank, 4.470% to 5.450%,
due 02/28/24 to 05/12/27, Federal Home Loan Mortgage Corp.,
3.000% to 4.500%, due 06/01/25 to 01/01/49, Federal National
Mortgage Association, 2.000% to 6.500%, due 08/01/25 to
05/01/53 and Government National Mortgage Association,
3.000% to 6.500%, due 03/15/29 to 04/20/53. The aggregate
market value of the collateral, including accrued interest, was
$519,931,495.

MUFG Securities Americas, Inc. (Overnight MBS + 0.03%)
500,000,000	5.080	(a)	07/07/23	500,000,000
Maturity Value: $552,422,774
Settlement Date: 06/24/21

Collateralized by Federal Home Loan Bank, 5.000% to 5.375%,
due 05/24/24 to 05/24/27, Federal Home Loan Mortgage Corp.,
2.500% to 5.500%, due 02/01/26 to 06/01/52 and Federal
National Mortgage Association, 1.500% to 7.125%, due
09/01/25 to 05/01/53. The aggregate market value of the
collateral, including accrued interest, was $514,634,443.

Nomura Securities International, Inc.
2,000,000,000	5.060		06/01/23	2,000,000,000
Maturity Value: $2,000,281,111

Collateralized by Federal Farm Credit Bank, 0.350% to 4.250%,
due 09/05/23 to 06/14/41, Federal Farm Credit Bank discount
note, 0.000%, due 09/07/23, Federal Home Loan Bank, 0.000%
to 5.340%, due 07/25/23 to 03/11/36, Federal Home Loan
Mortgage Corp., 0.000% to 6.750%, due 06/18/24 to 12/15/36,
Federal National Mortgage Association, 0.875% to 7.250%,
due 05/15/29 to 11/15/30, Federal National Mortgage
Association Stripped Securities, 0.000%, due 01/15/24 to
01/15/34, Tennessee Valley Authority, 0.000% to 7.125%, due
05/01/30 to 09/15/60, U.S. Treasury Bonds, 2.750% to 2.875%,
due 05/15/43 to 05/15/49, U.S. Treasury Inflation-Indexed
Bonds, 0.250% to 3.875%, due 04/15/29 to 02/15/50, a U.S.
Treasury Inflation-Indexed Note, 0.500%, due 01/15/28, U.S.
Treasury Interest-Only Stripped Securities, 0.000%, due
11/15/23 to 05/15/51, U.S. Treasury Notes, 0.250% to 4.125%,
due 03/15/24 to 08/15/32 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/24 to 11/15/52. The
aggregate market value of the collateral, including accrued
interest, was $2,040,000,513.

Northwestern Mutual Life Insurance Company
208,410,000	5.070		06/01/23	208,410,000
Maturity Value: $208,439,351
Collateralized by a U.S. Treasury Bond, 1.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $212,578,200.
288,610,000	5.070		06/01/23	288,610,000
Maturity Value: $288,650,646
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $294,382,200.

Repurchase Agreements(c) – (continued)
Northwestern Mutual Life Insurance Company – (continued)
408,487,500	5.070		06/01/23	408,487,500
Maturity Value: $408,545,029
Collateralized by a U.S. Treasury Bond, 6.375%, due 08/15/27. The market value of the collateral, including accrued interest, was $416,657,250.

Prudential Insurance Company of America (The)
4,510,000	5.070		06/01/23	4,510,000
Maturity Value: $4,510,635
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/37. The market value of the collateral, including accrued interest, was $4,600,200.
5,870,000	5.070		06/01/23	5,870,000
Maturity Value: $5,870,827
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/31. The market value of the collateral, including accrued interest, was $5,987,400.
7,830,000	5.070		06/01/23	7,830,000
Maturity Value: $7,831,103
Collateralized by a U.S. Treasury Note, 0.000%, due 05/15/26. The market value of the collateral, including accrued interest, was $7,986,600.
9,855,000	5.070		06/01/23	9,855,000
Maturity Value: $9,856,388
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $10,052,100.
14,763,750	5.070		06/01/23	14,763,750
Maturity Value: $14,765,829
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/41. The market value of the collateral, including accrued interest, was $15,059,025.
16,055,000	5.070		06/01/23	16,055,000
Maturity Value: $16,057,261
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/44. The market value of the collateral, including accrued interest, was $16,376,100.
16,375,000	5.070		06/01/23	16,375,000
Maturity Value: $16,377,306
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/33. The market value of the collateral, including accrued interest, was $16,702,500.
16,937,500	5.070		06/01/23	16,937,500
Maturity Value: $16,939,885
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/33. The market value of the collateral, including accrued interest, was $17,276,250.
17,093,750	5.070		06/01/23	17,093,750
Maturity Value: $17,096,157
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/36. The market value of the collateral, including accrued interest, was $17,435,625.
17,531,250	5.070		06/01/23	17,531,250
Maturity Value: $17,533,719
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $17,881,875.

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The) – (continued)
$17,907,500	5.070%	06/01/23	$17,907,500
Maturity Value: $17,910,022
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $18,265,650.
18,681,250	5.070	06/01/23	18,681,250
Maturity Value: $18,683,881
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/39. The market value of the collateral, including accrued interest, was $19,054,875.
18,920,000	5.070	06/01/23	18,920,000
Maturity Value: $18,922,665
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/43. The market value of the collateral, including accrued interest, was $19,298,400.
21,437,500	5.070	06/01/23	21,437,500
Maturity Value: $21,440,519
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $21,866,250.
23,655,000	5.070	06/01/23	23,655,000
Maturity Value: $23,658,331
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/35. The market value of the collateral, including accrued interest, was $24,128,100.
24,290,000	5.070	06/01/23	24,290,000
Maturity Value: $24,293,421
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/43. The market value of the collateral, including accrued interest, was $24,775,800.
26,212,500	5.070	06/01/23	26,212,500
Maturity Value: $26,216,192
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/36. The market value of the collateral, including accrued interest, was $26,736,750.
32,312,500	5.070	06/01/23	32,312,500
Maturity Value: $32,317,051
Collateralized by a U.S. Treasury Bond, 1.875%, due 02/15/51. The market value of the collateral, including accrued interest, was $32,958,750.
35,662,500	5.070	06/01/23	35,662,500
Maturity Value: $35,667,522
Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/47. The market value of the collateral, including accrued interest, was $36,375,750.
76,250,000	5.070	06/01/23	76,250,000
Maturity Value: $76,260,739
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $77,775,000.
99,430,000	5.070	06/01/23	99,430,000
Maturity Value: $99,444,003
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $101,418,600.

Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The) – (continued)
166,750,000	5.070	06/01/23	166,750,000
Maturity Value: $166,773,484
Collateralized by a U.S. Treasury Bond, 3.000%, due 08/15/52. The market value of the collateral, including accrued interest, was $170,085,000.

Societe Generale
650,000,000	5.050	06/01/23	650,000,000
Maturity Value: $650,091,181
Collateralized by Government National Mortgage Association, 3.000% to 5.500%, due 12/20/50 to 03/20/53. The aggregate market value of the collateral, including accrued interest, was $669,499,999.

Sumitomo Mitsui Banking Corporation
1,000,000,000	5.060	06/01/23	1,000,000,000
Maturity Value: $1,000,140,556

Collateralized by U.S. Treasury Bonds, 1.875% to 2.875%, due
08/15/45 to 02/15/51 and U.S. Treasury Notes, 0.250% to
4.125%, due 07/31/24 to 11/30/29. The aggregate market value of the collateral, including accrued interest, was
$1,020,143,375.

Wells Fargo Securities, LLC
3,150,000,000	5.060	06/01/23	3,150,000,000
Maturity Value: $3,150,442,750
Collateralized by Federal National Mortgage Association, 1.500% to 8.000%, due 12/01/24 to 06/01/57. The aggregate market value of the collateral, including accrued interest, was $3,244,499,999.

TOTAL REPURCHASE AGREEMENTS			$199,551,737,500

TOTAL INVESTMENTS – 99.8%			$274,856,189,299

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			545,121,923

NET ASSETS – 100.0%			$275,401,311,222

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2023.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2023. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Paper and Corporate Obligations – 10.0%
Adventist Health System Sunbelt Healthcare Corp.
$11,781,000	5.248%	07/13/23	$11,708,952
Albion Capital LLC
6,400,000	5.176	06/02/23	6,398,177
6,082,000	5.447	07/20/23	6,037,061
Banco Santander, S.A.
6,366,000	5.081	06/16/23	6,351,579
Barclays US CCP Funding LLC
2,715,000	5.454	08/02/23	2,689,671
Barton Capital S.A.
4,214,000	5.332	08/11/23	4,168,876
4,049,000	5.481	09/15/23	3,983,183
Bon Secours Mercy Health, Inc.
13,000,000	5.191	06/14/23	12,974,111
10,000,000	5.314	06/28/23	9,959,851
BPCE
14,549,000	5.335	09/07/23	14,327,626
Cafco, LLC
3,934,000	5.418	09/07/23	3,875,072
Caisse D’Amortissement De La Dette Sociale
4,678,000	5.314	08/07/23	4,631,778
Collateralized Commercial Paper Flex Co., LLC
5,405,000	5.490	11/17/23	5,399,254
Deaconess Health System, Inc.
7,456,000	5.181	06/01/23	7,454,949
FMS Wertmanagement Aor
10,727,000	5.327 (a)	07/03/23	10,677,667
Gotham Funding Corp.
3,279,000	5.373	08/08/23	3,245,314
Great Bear Funding LLC
7,900,000	5.166	06/06/23	7,893,330
J.P. Morgan Securities LLC
9,077,000	5.380	10/12/23	9,068,450
4,637,000	5.510	01/18/24	4,632,567
Liberty Street Funding LLC
877,000	5.514	11/06/23	855,646
LMA-Americas LLC
3,013,000	5.406	08/10/23	2,980,971
5,189,000	5.479	10/18/23	5,077,710
4,500,000	5.790	11/28/23	4,373,504
Matchpoint Finance Public Limited Company
4,421,000	5.370	08/10/23	4,421,326
Natixis-New York Branch
12,468,000	4.952	06/01/23	12,466,244
Old Line Funding, LLC
2,000,000	5.784	12/04/23	1,942,726
Podium Funding Trust
8,061,000	5.396	08/17/23	7,967,839
7,379,000	5.402	08/18/23	7,292,579
Pure Grove Funding
10,402,000	5.710	11/29/23	10,111,609
10,098,000	5.794 (a)	12/05/23	9,806,592
Ridgefield Funding Company, LLC
2,052,000	5.782	11/20/23	1,997,252
Sentara Healthcare
2,000,000	5.100	06/23/23	1,999,677

Commercial Paper and Corporate Obligations – (continued)
Starbird Funding Corporation
5,863,000	5.364	08/10/23	5,801,357
State of California
1,910,000	5.220	07/26/23	1,909,842
Thunder Bay Funding, LLC
4,058,000	5.748 (a)	11/20/23	3,950,511

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $218,506,567)			$218,432,853

Certificates of Deposit – 1.5%
Bank of America, National Association
$8,369,000	5.430%	11/14/23	$8,361,669
Truist Bank
24,375,000	5.200	07/31/23	24,374,469

TOTAL CERTIFICATES OF DEPOSIT
(Cost $32,744,000)			$32,736,138

Certificates of Deposit-Eurodollar – 1.5%
Mitsubishi UFJ Trust and Banking Corporation-London Branch
$9,000,000	5.385%	08/15/23	$8,897,916
National Westminster Bank Public Limited Company
6,820,000	5.060	08/04/23	6,754,425
Sumitomo Mitsui Banking Corp.-Brussels Branch
17,500,000	5.210	06/15/23	17,461,439

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR
(Cost $33,125,592)			$33,113,780

Certificates of Deposit-Yankeedollar – 4.9%
Credit Agricole Corporate and Investment Bank-New York Branch
$15,882,000	4.920%	06/08/23	$15,881,190
9,757,000	5.330	08/23/23	9,754,120
Credit Industriel Et Commercial-New York Branch
6,627,000	5.040	07/19/23	6,625,855
Mizuho Bank, Ltd.-New York Branch
25,313,000	4.900	06/08/23	25,311,667
National Bank of Kuwait-New York Branch
9,550,000	5.270	06/02/23	9,550,060
9,857,000	5.300	06/15/23	9,857,288
Sumitomo Mitsui Banking Corp.-New York Branch
9,879,000	5.440	08/24/23	9,881,693
Sumitomo Mitsui Trust Bank, Limited-New York Branch
18,804,000	4.920	06/12/23	18,802,534

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $105,669,026)			$105,664,407

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Time Deposits – 13.4%
Banco Santander, S.A.
$40,000,000	5.100%		06/07/23	$40,000,777
Cooeperatieve Rabobank U.A.
17,000,000	5.050		06/01/23	17,000,000
Credit Agricole Corporate and Investment Bank
52,000,000	5.050		06/01/23	52,000,000
First Abu Dhabi Bank USA N.V.
80,000,000	5.070		06/01/23	80,000,000
National Bank of Canada
47,000,000	5.060		06/01/23	47,000,000
National Bank of Kuwait S.A.K.P
60,000,000	5.070		06/01/23	60,000,000

TOTAL TIME DEPOSIT
(Cost $296,000,000)				$296,000,777

U.S. Government Agency Obligations – 20.7%
Federal Farm Credit Bank
$3,500,000	4.947%		01/12/24	$3,393,267
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.04%)
8,000,000	5.407	(b)	10/23/23	8,003,030
5,900,000	5.412	(b)	10/30/23	5,901,416
Federal Farm Credit Bank (FEDL01 + 0.14%)
1,900,000	5.220	(b)	09/17/24	1,900,672
600,000	5.222	(b)	11/14/24	600,291
Federal Farm Credit Bank (SOFR + 0.14%)
2,036,000	5.202	(b)	11/26/24	2,036,107
1,832,000	5.203	(b)	11/26/24	1,832,096
Federal Farm Credit Bank (SOFR + 0.17%)
10,100,000	5.225	(b)	06/27/24	10,108,134
Federal Farm Credit Bank (SOFR + 0.18%)
5,190,000	5.240	(b)	12/19/24	5,193,393
3,677,000	5.260	(a) (b)	03/07/25	3,677,525
Federal Farm Credit Bank (SOFR + 0.19%)
5,800,000	5.250	(b)	11/25/24	5,804,549
12,700,000	5.250	(b)	12/27/24	12,707,049
Federal Home Loan Bank
10,600,000	4.881		07/26/23	10,519,445
11,848,000	5.184		09/19/23	11,666,571
1,900,000	4.667		11/14/23	1,892,868
800,000	4.692		11/15/23	797,167
800,000	4.697		11/17/23	797,167
700,000	4.742		11/24/23	696,873
800,000	4.690		11/29/23	797,449
7,805,000	5.092		02/08/24	7,541,427
12,781,000	5.093		02/09/24	12,347,706
15,415,000	5.540		04/24/24	15,425,038
15,330,000	5.330		04/26/24	15,318,010
28,380,000	5.340		04/26/24	28,331,219
28,805,000	5.300		05/17/24	28,762,139
42,220,000	5.350		05/20/24	42,167,101
13,305,000	5.370		05/21/24	13,291,578
19,990,000	5.300		05/22/24	19,945,154
5,320,000	5.360		06/11/24	5,310,513
3,325,000	5.375		06/11/24	3,322,605

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank (SOFR + 0.10%)
21,800,000	5.160	(b)	06/22/23	21,799,707
Federal Home Loan Bank (SOFR + 0.11%)
21,855,000	5.165	(b)	07/21/23	21,854,763
21,855,000	5.170	(b)	08/18/23	21,855,232
Federal Home Loan Bank (SOFR + 0.12%)
36,585,000	5.180	(b)	09/20/23	36,585,080
Federal Home Loan Bank (SOFR + 0.19%)
34,800,000	5.250	(b)	11/22/24	34,835,478
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
4,500,001	5.380	(b)	09/30/27	4,500,001
2,423,077	5.380	(b)	06/20/28	2,423,077
5,237,000	5.380	(b)	11/15/28	5,237,000
10,188,679	5.300	(b)	01/15/30	10,188,679
10,000,000	5.350	(b)	03/15/30	10,000,000
7,333,333	5.380	(b)	08/15/31	7,333,333

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $456,884,547)				$456,699,909

U.S. Treasury Obligations – 4.8%
United States Treasury Bills
$2,942,800	5.447	%(a)	08/31/23	$2,903,683
2,455,200	5.547	(a)	11/09/23	2,397,131
2,073,700	5.511	(a)	11/30/23	2,018,910
9,982,200	4.827		04/18/24	9,539,613
31,940,000	4.955		05/16/24	30,409,823
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
17,300,000	5.406	(b)	10/31/23	17,302,991
22,315,700	5.407	(b)	10/31/23	22,319,558
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
4,856,000	5.541	(b)	04/30/25	4,858,143
7,970,000	5.541	(b)	04/30/25	7,973,517
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.20%)
6,807,600	5.572	(b)	01/31/25	6,819,993

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $106,642,175)				$106,543,362

Variable Rate Municipal Debt Obligations(c) – 3.6%
Colorado Housing and Finance Authority
$2,625,000	5.100%		06/07/2023	$2,625,000
5,695,000	5.100		06/07/2023	5,695,000
595,000	5.100		06/07/2023	595,000
3,030,000	5.100		06/07/2023	3,030,000
3,710,000	5.100		06/07/2023	3,710,000
Maricopa County Industrial Development Authority
11,660,000	5.100		06/07/2023	11,660,000
Nuveen Credit Strategies Income Fund(d)
16,000,000	5.240		06/07/2023	16,000,000

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Municipal Debt Obligations(c) – (continued)
Nuveen Preferred & Income Opportunities Fund(d)
$3,000,000	5.240%		06/07/2023	$3,000,000
Nuveen Preferred & Income Securities Fund(d)
17,000,000	5.240		06/07/2023	17,000,000
Rhode Island Housing & Mortgage Finance Corp.
3,950,000	5.100		06/07/2023	3,950,000
SSM Health Care Corp.
5,875,000	5.090		06/07/2023	5,875,000
5,875,000	5.090		06/07/2023	5,875,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $79,015,000)				$79,015,000

Variable Rate Obligations(b) – 17.6%
Atlantic Asset Securitization LLC
$15,531,000	5.250%		06/12/23	$15,531,412
Banco Santander, S.A.
16,805,000	5.450		08/25/23	16,807,025
Bank of America, National Association
22,561,000	5.530		10/10/23	22,571,559
Bank of Montreal
9,874,000	5.230		10/02/23	9,868,582
8,084,000	5.230		10/06/23	8,079,417
Bank of Nova Scotia – Houston Branch
8,672,000	5.510		10/04/23	8,676,899
Bank of Nova Scotia (The)
15,880,000	5.590		06/06/23	15,880,992
35,000	5.713		07/28/23	35,025
Barclays US CCP Funding LLC
6,329,000	5.350		08/10/23	6,329,427
Collateralized Commercial Paper Flex Co., LLC
6,687,000	5.260		09/01/23	6,684,504
15,000,000	5.510		11/27/23	15,002,942
Commonwealth Bank of Australia
6,402,000	5.570		06/07/23	6,402,499
ING (U.S.) Funding LLC
10,379,000	5.210		09/05/23	10,380,469
14,112,000	5.460		11/27/23	14,108,475
Matchpoint Finance Public Limited Company
9,700,000	5.490		11/27/23	9,699,009
4,139,000	5.520		12/01/23	4,139,000
MUFG Bank, Ltd.-New York Branch
20,184,000	5.440		08/22/23	20,189,237
National Bank of Canada
10,177,000	5.280		08/01/23	10,177,655
Nordea Bank Abp-New York Branch
26,255,000	5.160		06/15/23	26,254,871
Old Line Funding, LLC
22,997,000	5.470		07/20/23	23,002,358
3,198,000	5.440		11/01/23	3,198,266
Oversea-Chinese Banking Corp. Ltd.
7,179,000	5.470		06/20/23	7,180,056
Ridgefield Funding Company, LLC
7,481,000	5.370		07/21/23	7,481,956

Variable Rate Obligations(b) – (continued)
Skandinaviska Enskilda Banken AB (Publ)
13,408,000	5.220		08/28/23	13,406,005
Sumitomo Mitsui Banking Corp.-New York Branch
9,938,000	5.210		09/08/23	9,934,048
Sumitomo Mitsui Trust Bank, Limited-New York Branch
9,883,000	5.200		07/05/23	9,882,906
Svenska Handelsbanken AB
4,942,000	5.430		08/04/23	4,943,376
Thunder Bay Funding, LLC
18,292,000	5.560		06/12/23	18,293,463
Toronto-Dominion Bank (The)
27,999,000	5.540		10/05/23	28,017,322
11,175,000	5.580		02/28/24	11,173,278
UBS AG-London Branch
2,302,000	5.389		06/01/23	2,302,000
700,000	5.390		06/01/23	700,000
United Overseas Bank Ltd.
13,015,000	5.460		06/20/23	13,017,101
Wells Fargo Bank, National Association
9,398,000	5.430		12/12/23	9,398,202

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $388,713,011)				$388,749,336

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $1,717,299,918)				$1,716,955,562

Repurchase Agreements(e) – 21.8%
BNP Paribas
$20,000,000	5.230	%(b)	06/07/23	$20,000,000
Maturity Value: $21,595,150
Settlement Date: 12/07/21

Collateralized by mortgage-backed obligation, 10.973%, due
10/25/41, various asset-backed obligations, 3.700% to
13.973%, due 05/15/25 to 01/25/63, various corporate security issuers, 2.650% to 10.931%, due 03/01/25 to perpetual maturity and various sovereign debt security issuer, 6.490%, due
01/23/27. The aggregate market value of the collateral,
including accrued interest, was $23,302,942.

Fixed Income Clearing Corp.
200,000,000	5.080		06/01/23	199,999,388
Maturity Value: $200,028,222
Collateralized by a U.S. Treasury Bond, 3.625%, due 04/15/28 and a U.S. Treasury Note, 1.250%, due 04/30/28. The aggregate market value of the collateral, including accrued interest, was $204,000,004.

Joint Account III
50,000,000	5.057		06/01/23	49,999,815
Maturity Value: $50,007,023

Mizuho Securities USA LLC
10,000,000	5.160		06/01/23	9,999,991
Maturity Value: $10,001,433
Collateralized by municipal debt obligations, 4.000% to 5.250%, due 02/01/37 to 01/01/56. The aggregate market value of the collateral, including accrued interest, was $10,500,183.

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreements(e) – (continued)
RBC Capital Markets LLC
$45,000,000	5.160%	06/01/23	$44,999,962
Maturity Value: $45,006,450
Collateralized by various corporate security issuers, 0.000% to 9.016%, due 06/21/23 to 09/09/52. The aggregate market value of the collateral, including accrued interest, was $47,250,144.

Societe Generale
55,000,000	5.180	06/01/23	54,999,985
Maturity Value: $55,007,914

Collateralized by various asset-backed obligation, 7.125%, due
10/22/23, various corporate security issuers, 0.981% to 9.000%, due 02/01/25 to 09/30/39 and various sovereign debt security issuers, 1.862% to 7.750%, due 04/07/26 to 02/17/45. The
aggregate market value of the collateral, including accrued
interest, was $60,093,761.

Wells Fargo Securities, LLC
100,000,000	5.060	06/01/23	99,999,638
Maturity Value: $100,014,056
Collateralized by Federal National Mortgage Association, 2.000% to 7.000%, due 01/01/36 to 05/01/53. The aggregate market value of the collateral, including accrued interest, was $103,000,000.

TOTAL REPURCHASE AGREEMENTS
(Cost $480,000,000)			$479,998,779

TOTAL INVESTMENTS – 99.8%
(Cost $2,197,299,918)			$2,196,954,341

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			4,067,627

NET ASSETS – 100.0%			$2,201,021,968

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2023.

(c)	Rate shown is that which is in effect on May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2023. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
MMY	—Money Market Yield
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – 16.9%
Adventist Health System Sunbelt Healthcare Corp.
$14,722,000	5.248%		07/13/23	$14,631,967
Albion Capital LLC
8,200,000	5.176		06/02/23	8,197,665
9,918,000	5.297		06/26/23	9,880,795
4,224,000	5.392		06/26/23	4,208,155
6,303,000	5.447		07/20/23	6,256,428
Antalis
3,499,000	5.477		08/01/23	3,466,899
5,968,000	5.445		08/02/23	5,912,323
Atlantic Asset Securitization LLC
12,259,000	5.120		06/14/23	12,234,700
2,411,000	5.103		06/15/23	2,405,876
Banco Santander, S.A.
4,519,000	5.081		06/16/23	4,508,763
Barclays US CCP Funding LLC
3,024,000	5.454		08/02/23	2,995,788
Barton Capital S.A.
15,125,000	5.155		06/28/23	15,064,039
5,848,000	5.371		07/24/23	5,801,701
11,749,000	5.333		08/11/23	11,623,192
4,929,000	5.481		09/15/23	4,848,879
BNP Paribas-New York Branch
8,726,000	5.387		07/31/23	8,649,528
Bon Secours Mercy Health, Inc.
17,000,000	5.191		06/14/23	16,966,145
13,000,000	5.314		06/28/23	12,947,806
BPCE
14,228,000	5.335		09/07/23	14,011,510
Cafco, LLC
9,717,000	5.418		09/07/23	9,571,447
Caisse D’Amortissement De La Dette Sociale
5,627,000	5.314		08/07/23	5,571,401
Chariot Funding LLC
13,380,000	4.990		06/12/23	13,357,334
Charta, LLC
7,619,000	5.088		06/07/23	7,611,489
Collateralized Commercial Paper Flex Co., LLC
5,694,000	5.490		11/17/23	5,687,947
DBS Bank Ltd.
8,160,000	5.231		06/16/23	8,141,606
12,478,000	5.201		06/30/23	12,425,384
Deaconess Health System, Inc.
8,332,000	5.181		06/01/23	8,330,826
Fairway Finance Company, LLC
1,000,000	5.214		07/10/23	994,200
Federation Des Caisses Desjardins Du Quebec
23,210,000	5.042		06/06/23	23,190,477
First Abu Dhabi Bank P.J.S.C.
23,542,000	5.062		06/06/23	23,522,197
FMS Wertmanagement Aor
13,992,000	5.327	(a)	07/03/23	13,927,652
Gotham Funding Corp.
4,156,000	5.373		08/08/23	4,113,304
Gotham Funding Corporation
4,417,000	5.769	(a)	12/01/23	4,292,111
2,424,000	5.790	(a)	12/01/23	2,355,462

Commercial Paper and Corporate Obligations – (continued)
Great Bear Funding LLC
10,600,000	5.166		06/06/23	10,591,050
J.P. Morgan Securities LLC
9,582,000	5.380		10/12/23	9,572,974
8,265,000	5.750	(a)	12/01/23	8,265,000
4,885,000	5.510		01/18/24	4,880,330
Liberty Street Funding LLC
4,050,000	5.146		07/18/23	4,021,693
4,051,000	5.077		07/20/23	4,021,422
1,112,000	5.514		11/06/23	1,084,924
LMA-Americas LLC
3,561,000	5.406		08/10/23	3,523,145
6,759,000	5.479		10/18/23	6,614,038
4,500,000	5.790		11/28/23	4,373,504
Matchpoint Finance Public Limited Company
10,873,000	5.199		06/13/23	10,853,003
5,169,000	5.370		08/10/23	5,169,381
14,777,000	5.406		08/25/23	14,584,506
Natixis-New York Branch
14,479,000	4.952		06/01/23	14,476,961
Nieuw Amsterdam Receivables Corporation
7,219,000	5.196		06/14/23	7,204,646
Old Line Funding, LLC
8,000,000	5.784		12/04/23	7,770,904
Podium Funding Trust
7,338,000	5.121		06/12/23	7,325,626
1,957,000	5.396		08/17/23	1,934,383
9,113,000	5.403		08/18/23	9,006,271
Pure Grove Funding
13,260,000	5.710		11/29/23	12,889,824
13,171,000	5.794	(a)	12/05/23	12,790,911
Ridgefield Funding Company, LLC
2,677,000	5.782		11/20/23	2,605,576
Sentara Healthcare
2,000,000	5.100		06/23/23	1,999,677
Sheffield Receivables Company LLC
3,939,000	5.425		08/16/23	3,893,420
Skandinaviska Enskilda Banken AB (Publ)
4,872,000	4.984		06/12/23	4,863,825
Starbird Funding Corp.
6,341,000	5.364		08/10/23	6,274,331
6,673,000	5.573		09/01/23	6,579,515
State of California
2,320,000	5.220		07/26/23	2,319,808
Thunder Bay Funding, LLC
5,871,000	5.748	(a)	11/20/23	5,715,488
Versailles Commercial Paper LLC
5,300,000	5.368		08/15/23	5,239,513
Victory Receivables Corporation
12,687,000	5.321		07/12/23	12,609,736

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $520,901,422)				$520,760,381

The accompanying notes are an integral part of these financial statements.	19

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Certificates of Deposit – 0.9%
Bank of America, National Association
$10,608,000	5.430%		11/14/23	$10,598,707
Truist Bank
18,750,000	5.200		07/31/23	18,749,592

TOTAL CERTIFICATES OF DEPOSIT
(Cost $29,358,000)				$29,348,299

Certificates of Deposit-Yankeedollar – 4.2%
Credit Agricole Corporate and Investment Bank-New York Branch
$11,440,000	4.920%		06/08/23	$11,439,417
7,730,000	5.330		08/23/23	7,727,718
Credit Industriel Et Commercial-New York Branch
4,531,000	5.040		07/19/23	4,530,217
Mizuho Bank, Ltd.-New York Branch
18,234,000	4.900		06/08/23	18,233,040
MUFG Bank, Ltd.-New York Branch
5,303,000	5.530	(a)	09/05/23	5,303,000
National Bank of Kuwait-New York Branch
6,948,000	5.270		06/02/23	6,948,044
51,000,000	5.090		06/06/23	50,999,943
6,994,000	5.300		06/15/23	6,994,204
Sumitomo Mitsui Banking Corp.-New York Branch
10,431,000	5.440		08/24/23	10,433,843
Sumitomo Mitsui Trust Bank, Limited-New York Branch
9,402,000	4.920		06/12/23	9,401,267

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $132,013,084)				$132,010,693

Medium Term Notes – 0.3%
MUFG Bank, Ltd.
$2,025,000	6.145	%(b)	09/09/23	$2,013,531
Toyota Motor Credit Corp. (SOFR + 0.75%)
7,756,000	5.797	(c)	07/25/23	7,760,658

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $9,775,356)				$9,774,189

Time Deposits – 12.6%
Banco Santander, S.A.
$55,000,000	5.100%		06/07/23	$55,001,068
Cooeperatieve Rabobank U.A.
54,000,000	5.050		06/01/23	54,000,000
Credit Agricole Corporate and Investment Bank
85,000,000	5.050		06/01/23	85,000,000
First Abu Dhabi Bank USA N.V.
85,000,000	5.070		06/01/23	85,000,000
National Bank of Canada
70,000,000	5.060		06/01/23	70,000,116
National Bank of Kuwait S.A.K.P
45,000,000	5.070		06/01/23	45,000,000

TOTAL TIME DEPOSIT
(Cost $394,000,000)				$394,001,184

U.S. Government Agency Obligations – 15.0%
Federal Farm Credit Bank
$2,600,000	4.947%		01/12/24	$2,520,712
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.04%)
1,600,000	5.407	(c)	10/23/23	1,600,606
3,400,000	5.412	(c)	10/30/23	3,400,816
Federal Farm Credit Bank (FEDL01 + 0.14%)
900,000	5.220	(c)	09/17/24	900,319
300,000	5.222	(c)	11/14/24	300,146
Federal Farm Credit Bank (SOFR + 0.14%)
4,929,000	5.202	(c)	11/26/24	4,929,258
Federal Farm Credit Bank (SOFR + 0.16%)
2,400,000	5.215	(c)	04/05/24	2,402,852
Federal Farm Credit Bank (SOFR + 0.17%)
5,100,000	5.225	(c)	06/27/24	5,104,107
Federal Farm Credit Bank (SOFR + 0.18%)
2,600,000	5.240	(c)	12/19/24	2,601,700
4,685,000	5.260	(a) (c)	03/07/25	4,685,669
Federal Farm Credit Bank (SOFR + 0.19%)
2,900,000	5.250	(c)	11/25/24	2,902,274
6,600,000	5.250	(c)	12/27/24	6,603,663
Federal Farm Credit Bank (SOFR + 0.20%)
2,423,000	5.275	(a) (c)	06/02/25	2,426,637
Federal Home Loan Bank
7,400,000	4.881		07/26/23	7,343,764
9,835,000	5.184		09/19/23	9,684,397
19,687,000	5.186		09/22/23	19,377,376
5,935,000	5.092		02/08/24	5,734,577
9,184,000	5.093		02/09/24	8,872,649
25,775,000	5.340		04/23/24	25,749,747
15,440,000	5.540		04/24/24	15,447,647
15,360,000	5.330		04/26/24	15,344,895
28,515,000	5.340		04/26/24	28,454,999
30,340,000	5.300		05/17/24	30,287,983
44,825,000	5.350		05/20/24	44,754,770
14,860,000	5.370		05/21/24	14,840,281
22,370,000	5.300		05/22/24	22,311,367
14,075,000	5.360		06/11/24	14,049,900
8,795,000	5.375		06/11/24	8,788,666
Federal Home Loan Bank (SOFR + 0.10%)
18,660,000	5.160	(c)	06/22/23	18,659,749
Federal Home Loan Bank (SOFR + 0.11%)
18,720,000	5.165	(c)	07/21/23	18,719,797
18,720,000	5.170	(c)	08/18/23	18,720,199
Federal Home Loan Bank (SOFR + 0.12%)
31,390,000	5.180	(c)	09/20/23	31,390,068
Federal Home Loan Bank (SOFR + 0.15%)
4,200,000	5.210	(c)	02/23/24	4,202,373
Federal Home Loan Bank (SOFR + 0.19%)
17,000,000	5.250	(c)	11/22/24	17,017,331
Federal Home Loan Mortgage Corp.
14,950,000	5.400		06/11/24	14,935,322
14,950,000	5.380		06/12/24	14,931,441
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
1,320,000	5.300	(c)	05/15/26	1,320,000
3,500,000	5.380	(c)	09/15/26	3,500,000
3,681,819	5.380	(c)	09/30/27	3,681,819

20	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Government Agency Obligations – (continued)
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%) – (continued)
$2,423,077	5.380	%(c)	06/20/28	$2,423,077
1,418,500	5.380	(c)	11/15/28	1,418,500
U.S. International Development Finance Corporation (3 Mo. U.S. T-Bill + 0.00%)
6,237,334	5.350	(c)	06/15/34	6,237,334

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $468,908,006)				$468,578,787

U.S. Treasury Obligations – 2.6%
United States Treasury Bills
$3,787,000	5.477	%(a)	08/31/23	$3,736,662
3,150,500	5.547	(a)	11/09/23	3,075,986
2,607,900	5.511	(a)	11/30/23	2,538,995
10,345,000	4.827		04/18/24	9,886,327
31,009,000	4.955		05/16/24	29,523,425
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
5,908,800	5.541	(c)	04/30/25	5,911,407
9,698,000	5.541	(c)	04/30/25	9,702,280
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.20%)
15,286,500	5.572	(c)	01/31/25	15,314,330

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $79,776,578)				$79,689,412

Variable Rate Municipal Debt Obligations(d) – 2.1%
Colorado Housing and Finance Authority
$2,100,000	5.100%		06/07/2023	$2,100,000
1,565,000	5.100		06/07/2023	1,565,000
2,000,000	5.100		06/07/2023	2,000,000
2,660,000	5.100		06/07/2023	2,660,000
5,000,000	5.100		06/07/2023	5,000,000
Health & Educational Facilities Authority of the State of Missouri
6,700,000	5.090		06/07/2023	6,700,000
6,700,000	5.090		06/07/2023	6,700,000
Maricopa County Industrial Development Authority
11,670,000	5.100		06/07/2023	11,670,000
Metropolitan Water District of Southern California (The)
4,650,000	5.160		06/07/2023	4,650,000
New Mexico Hospital Equipment Loan Council
8,365,000	5.080		06/01/2023	8,365,000
Nuveen Credit Strategies Income Fund(b)
4,000,000	5.240		06/07/2023	4,000,000
Nuveen Preferred & Income Opportunities Fund(b)
2,000,000	5.240		06/23/2023	2,000,000
Nuveen Preferred & Income Securities Fund(b)
5,000,000	5.240		06/07/2023	5,000,000
Rhode Island Housing & Mortgage Finance Corp.
3,165,000	5.100		06/07/2023	3,165,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $65,575,000)				$65,575,000

Variable Rate Obligations(c) – 13.5%
Atlantic Asset Securitization LLC
$21,470,000	5.250%		06/12/23	$21,470,570
Banco Santander, S.A.
22,022,000	5.450		08/25/23	22,024,654
Bank of America, National Association
22,073,000	5.530		10/10/23	22,083,331
Bank of Montreal
7,323,000	5.230		10/02/23	7,318,982
5,996,000	5.230		10/06/23	5,992,600
Bank of Nova Scotia – Houston Branch
6,323,000	5.510		10/04/23	6,326,573
Bank of Nova Scotia (The)
7,959,000	5.590		06/06/23	7,959,497
27,000	5.713		07/28/23	27,019
Barclays US CCP Funding LLC
7,722,000	5.350		08/10/23	7,722,521
Bedford Row Funding Corp.
8,000,000	5.280		07/26/23	8,000,015
18,856,000	5.290		08/07/23	18,855,719
BPCE
18,000,000	5.430		11/01/23	17,994,654
Collateralized Commercial Paper Flex Co., LLC
4,812,000	5.260		09/01/23	4,810,204
17,000,000	5.510		11/27/23	17,003,334
ING (U.S.) Funding LLC
7,363,000	5.210		09/05/23	7,364,042
18,701,000	5.460		11/27/23	18,696,329
MUFG Bank, Ltd.-New York Branch
22,551,000	5.440		08/22/23	22,556,851
National Australia Bank Limited
4,284,000	5.410		07/05/23	4,284,776
National Bank of Canada
7,140,000	5.280		08/01/23	7,140,460
Nordea Bank Abp-New York Branch
21,521,000	5.160		06/15/23	21,520,894
Old Line Funding, LLC
14,003,000	5.470		07/20/23	14,006,263
8,529,000	5.440		11/01/23	8,529,708
Oversea-Chinese Banking Corp. Ltd.
8,536,000	5.470		06/20/23	8,537,255
Ridgefield Funding Company, LLC
8,070,000	5.370		07/21/23	8,071,032
Skandinaviska Enskilda Banken AB (Publ)
9,566,000	5.220		08/28/23	9,564,576
Standard Chartered Bank-New York Branch
4,000,000	5.479		07/28/23	4,001,195
Starbird Funding Corp.
1,327,000	5.519		06/16/23	1,327,199
Sumitomo Mitsui Banking Corp.-New York Branch
7,947,000	5.210		09/08/23	7,943,839
9,306,000	5.510		12/15/23	9,303,641
Sumitomo Mitsui Trust Bank, Limited-New York Branch
7,175,000	5.200		07/05/23	7,174,932
Svenska Handelsbanken AB
3,996,000	5.430		08/04/23	3,997,113
Svenska Handelsbanken AB-New York Branch
5,000,000	5.300		09/07/23	5,000,309

The accompanying notes are an integral part of these financial statements.	21

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(c) – (continued)
Thunder Bay Funding, LLC
$8,945,000	5.560%		06/12/23	$8,945,715
15,000,000	5.470		11/06/23	15,004,515
Toronto-Dominion Bank (The)
25,642,000	5.540		10/05/23	25,658,780
13,739,000	5.580		02/28/24	13,736,883
UBS AG-London Branch
1,260,000	5.389	(b)	06/01/23	1,260,000
United Overseas Bank Ltd.
6,513,000	5.460		06/20/23	6,514,051
Wells Fargo Bank, National Association
16,295,000	5.430		12/12/23	16,295,350
3,656,000	5.480		01/12/24	3,656,048

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $427,648,647)				$427,681,429

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $2,127,956,093)				$2,127,419,374

Repurchase Agreements(e) – 34.0%
BNP Paribas
$11,000,000	5.140%		06/01/23	$10,999,985
Maturity Value: $11,001,571

Collateralized by mortgage-backed obligations, 8.623% to
17.388%, due 11/25/41 to 10/25/50, various asset-backed
obligations, 1.920% to 7.698%, due 01/18/28 to 09/25/66,
various corporate security issuers, 4.000% to 4.600%, due
07/15/24 to 03/09/26 and various sovereign debt security
issuers, 1.375% to 2.375%, due 10/17/24 to 02/09/31. The
aggregate market value of the collateral, including accrued
interest, was $12,340,057.

5,000,000	5.230	(c)	06/07/23	5,000,000
Maturity Value: $5,398,788
Settlement Date: 12/07/21

Collateralized by various asset-backed obligations, 3.700% to
14.230%, due 05/15/25 to 05/25/65, various corporate security issuers, 3.192% to 15.000%, due 11/01/25 to 07/01/49 and
various sovereign debt security issuer, 6.490%, due 01/23/27.
The aggregate market value of the collateral, including accrued interest, was $6,008,149.

BofA Securities, Inc.
50,000,000	5.140		06/01/23	49,999,931
Maturity Value: $50,007,139
Collateralized by various corporate security issuers, 0.000% to 13.000%, due 05/15/25 to 05/15/97. The aggregate market value of the collateral, including accrued interest, was $55,000,213.

Federal Reserve Bank of New York
200,000,000	5.050		06/01/23	199,999,222
Maturity Value: $200,028,056
Collateralized by a U.S. Treasury Note, 0.125%, due 08/15/23. The market value of the collateral, including accrued interest, was $200,028,057.

Repurchase Agreements(e) – (continued)
Fixed Income Clearing Corp.
250,000,000	5.080		06/01/23	249,999,235
Maturity Value: $250,035,278
Collateralized by U.S. Treasury Notes, 0.500% to 1.625%, due 10/15/27 to 10/31/27. The aggregate market value of the collateral, including accrued interest, was $255,000,008.

Fixed Income Clearing Corporation
250,000,000	5.060		06/01/23	249,999,095
Maturity Value: $250,035,139

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
6.000%, due 10/01/35 to 05/01/53 and Federal National
Mortgage Association, 4.000% to 6.000%, due 07/01/41 to
06/01/48. The aggregate market value of the collateral,
including accrued interest, was $254,999,999.

Joint Account III
100,000,000	5.057		06/01/23	99,999,630
Maturity Value: $100,014,047

Mizuho Securities USA LLC
24,000,000	5.160		06/01/23	23,999,980
Maturity Value: $24,003,440
Collateralized by municipal debt obligations, 4.000% to 5.500%, due 07/15/38 to 05/15/62. The aggregate market value of the collateral, including accrued interest, was $25,201,550.

Societe Generale
70,000,000	5.180		06/01/23	69,999,980
Maturity Value: $70,010,072

Collateralized by mortgage-backed obligation, 4.730%, due
11/25/59, various corporate security issuers, 2.607% to
11.000%, due 10/09/24 to perpetual maturity and various
sovereign debt security issuers, 1.862% to 6.375%, due
03/25/24 to 06/18/50. The aggregate market value of the
collateral, including accrued interest, was $76,267,903.

Wells Fargo Securities, LLC
100,000,000	5.060		06/01/23	99,999,638
Maturity Value: $100,014,056
Collateralized by Federal National Mortgage Association, 2.500% to 6.500%, due 03/01/27 to 06/01/53. The aggregate market value of the collateral, including accrued interest, was $103,000,000.

TOTAL REPURCHASE AGREEMENTS
(Cost $1,060,000,000)				$1,059,996,696

TOTAL INVESTMENTS – 102.1%
(Cost $3,187,956,093)				$3,187,416,070

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%				(66,814,377)

NET ASSETS – 100.0%				$3,120,601,693

22	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2023.

(d)	Rate shown is that which is in effect on May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2023. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
MMY	—Money Market Yield
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	23

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 103.3%
United States Treasury Bills
$1,567,000,000	4.361%		06/01/23	$1,567,000,000
500,000,000	4.462		06/01/23	500,000,000
1,000,000,000	4.867		06/01/23	1,000,000,000
1,300,000,000	4.868		06/01/23	1,300,000,000
356,000,000	4.919		06/01/23	356,000,000
2,625,000,000	4.919		06/01/23	2,625,000,000
250,000,000	4.386		07/05/23	248,798,240
1,358,000,000	4.386		07/05/23	1,351,472,042
1,505,000,000	4.779		07/05/23	1,497,765,408
2,700,000,000	4.799		07/05/23	2,687,020,997
750,000,000	4.851		07/05/23	746,394,721
1,100,000,000	4.872		07/05/23	1,094,712,258
230,000,000	4.882		07/05/23	228,894,381
402,000,000	5.006		07/05/23	400,067,571
190,000,000	5.089		07/05/23	189,086,663
11,974,071,000	5.522		07/05/23	11,916,511,184
692,000,000	4.438		07/06/23	688,771,877
50,000,000	4.594		07/06/23	49,766,754
500,000,000	4.644		07/06/23	497,667,541
350,000,000	4.748		07/06/23	348,367,279
670,000,000	4.748		07/06/23	666,874,505
1,500,000,000	4.779		07/06/23	1,493,002,624
510,000,000	4.872		07/06/23	507,620,892
870,000,000	4.903		07/06/23	865,941,522
555,000,000	4.934		07/06/23	552,410,971
500,000,000	4.955		07/06/23	497,667,541
570,000,000	5.006		07/06/23	567,340,997
869,000,000	5.094		07/06/23	864,946,187
100,000,000	5.110		07/06/23	99,533,508
600,000,000	5.162		07/06/23	597,201,049
186,000,000	5.163		07/06/23	185,132,325
600,000,000	5.163		07/06/23	597,201,049
625,000,000	5.165		07/06/23	622,084,427
10,000,000,000	4.780		07/11/23	9,948,000,000
356,000,000	5.405	(a)	08/31/23	351,266,584
9,920,133,200	5.134		09/05/23	9,788,393,804
643,900,000	5.154		09/12/23	634,687,324
9,015,871,900	5.155		09/12/23	8,886,876,244
750,000,000	5.165		09/12/23	739,269,286
1,026,967,600	5.094		11/02/23	1,005,441,220
2,535,871,600	5.547	(a)	11/09/23	2,475,310,760
327,182,500	4.827		04/18/24	313,925,611
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY – 0.02%)
550,000,000	5.354	(b)	01/31/24	549,969,389
214,335,700	5.356	(b)	01/31/24	214,323,771
700,000	5.358	(b)	01/31/24	699,961
22,313,300	5.358	(b)	01/31/24	22,312,058
24,000,000	5.358	(b)	01/31/24	23,998,664
25,179,300	5.358	(b)	01/31/24	25,177,899
29,789,700	5.358	(b)	01/31/24	29,788,042
30,500,000	5.358	(b)	01/31/24	30,498,303
36,925,000	5.358	(b)	01/31/24	36,922,945
143,600,000	5.358	(b)	01/31/24	143,592,008
348,200,000	5.358	(b)	01/31/24	348,180,620
1,454,202,900	5.358	(b)	01/31/24	1,454,121,964

U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY – 0.02%) – (continued)
1,499,300,000	5.358	%(b)	01/31/24	1,499,216,554
6,084,600	5.359	(b)	01/31/24	6,084,261
15,113,700	5.359	(b)	01/31/24	15,112,859
16,908,100	5.359	(b)	01/31/24	16,907,159
24,736,100	5.359	(b)	01/31/24	24,734,723
41,409,800	5.359	(b)	01/31/24	41,407,495
44,736,500	5.359	(b)	01/31/24	44,734,010
72,881,400	5.359	(b)	01/31/24	72,877,344
86,369,600	5.359	(b)	01/31/24	86,364,793
148,416,600	5.359	(b)	01/31/24	148,408,340
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY – 0.08%)
100,000,000	5.300	(b)	04/30/24	99,913,646
500,000,000	5.300	(b)	04/30/24	499,568,230
1,500,000,000	5.300	(b)	04/30/24	1,498,704,691
1,545,000,000	5.300	(b)	04/30/24	1,543,665,832
83,500,000	5.303	(b)	04/30/24	83,427,894
248,622,300	5.303	(b)	04/30/24	248,407,605
11,458,200	5.304	(b)	04/30/24	11,448,305
13,214,400	5.304	(b)	04/30/24	13,202,989
14,765,900	5.304	(b)	04/30/24	14,753,149
22,316,400	5.304	(b)	04/30/24	22,297,129
142,211,100	5.304	(b)	04/30/24	142,088,295
14,000,000	5.305	(b)	04/30/24	13,987,910
497,471,000	5.305	(b)	04/30/24	497,041,414
9,948,200	5.306	(b)	04/30/24	9,939,609
14,921,100	5.306	(b)	04/30/24	14,908,215
15,000,000	5.306	(b)	04/30/24	14,987,047
19,891,500	5.306	(b)	04/30/24	19,874,323
19,893,900	5.306	(b)	04/30/24	19,876,721
25,000,000	5.306	(b)	04/30/24	24,978,412
69,000,000	5.306	(b)	04/30/24	68,940,416
100,000,000	5.306	(b)	04/30/24	99,913,646
150,000,000	5.306	(b)	04/30/24	149,870,469
170,000,000	5.306	(b)	04/30/24	169,853,198
400,000,000	5.306	(b)	04/30/24	399,654,584
418,000,000	5.306	(b)	04/30/24	417,639,041
448,675,000	5.306	(b)	04/30/24	448,287,552
516,277,600	5.306	(b)	04/30/24	515,831,774
70,000,000	5.307	(b)	04/30/24	69,939,552
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
149,845,600	5.402	(b)	10/31/23	149,849,690
124,000,000	5.403	(b)	10/31/23	124,003,385
2,350,000,000	5.406	(b)	10/31/23	2,350,064,149
460,000,000	5.407	(b)	10/31/23	460,012,557
800,000,000	5.407	(b)	10/31/23	800,021,838
1,869,400,000	5.407	(b)	10/31/23	1,869,451,029
38,019,000	5.413	(b)	07/31/24	37,979,730
699,152,200	5.414	(b)	07/31/24	698,430,048
66,000,000	5.415	(b)	07/31/24	65,931,829
23,873,700	5.416	(b)	07/31/24	23,849,041
87,544,100	5.416	(b)	07/31/24	87,453,676
77,628,600	5.417	(b)	07/31/24	77,548,418
696,338,600	5.417	(b)	07/31/24	695,619,354

24	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
$191,053,600	5.541	%(b)	04/30/25	$191,042,805

TOTAL INVESTMENTS – 103.3%				$91,153,117,705

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%				(2,909,107,329)

NET ASSETS – 100.0%				$88,244,010,376

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2023.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	25

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 6.2%
United States Treasury Bills
$47,685,200	5.547	%(a)	11/09/23	$46,546,398
151,793,200	4.827		04/18/24	145,642,793
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
139,423,300	5.407	(b)	10/31/23	139,421,914
510,000,000	5.407	(b)	10/31/23	509,994,931
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
499,913,800	5.541	(b)	04/30/25	499,885,552
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.20%)
250,710,100	5.568	(b)	01/31/25	250,741,153
1,000,000,000	5.572	(b)	01/31/25	1,000,123,858

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$2,592,356,599

Repurchase Agreements(c) – 91.9%
Barclays Bank PLC
$450,000,000	5.060%		06/01/23	$450,000,000
Maturity Value: $450,063,250
Collateralized by U.S. Treasury Notes, 0.250% to 1.375%, due 09/30/25 to 10/31/28. The aggregate market value of the collateral, including accrued interest, was $459,064,537.

BMO Capital Markets Corp.
130,000,000	5.000		06/01/23	130,000,000
Maturity Value: $130,018,056

Collateralized by U.S. Treasury Bills, 0.000%, due 06/20/23 to
11/30/23, U.S. Treasury Bonds, 2.750% to 3.625%, due
05/15/42 to 05/15/53, U.S. Treasury Inflation-Indexed Bonds,
2.375% to 2.500%, due 01/15/25 to 01/15/29, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 1.125%, due 07/15/24 to
01/15/33, a U.S. Treasury Interest-Only Stripped Security,
0.000%, due 05/15/34 and U.S. Treasury Notes, 0.750% to
4.250%, due 05/15/24 to 02/15/33. The aggregate market value of the collateral, including accrued interest, was $132,618,500.

BNP Paribas
400,000,000	5.070		06/01/23	400,000,000
Maturity Value: $400,056,333
Collateralized by a U.S. Treasury Note, 0.375%, due 07/15/25. The market value of the collateral, including accrued interest, was $408,000,000.

BofA Securities, Inc.
100,000,000	4.990		06/01/23	100,000,000
Maturity Value: $100,013,861
Collateralized by a U.S. Treasury Note, 3.500%, due 02/15/33. The market value of the collateral, including accrued interest, was $102,000,029.
211,000,000	5.050		06/01/23	211,000,000
Maturity Value: $211,029,599
Collateralized by a U.S. Treasury Note, 3.875%, due 12/31/29. The market value of the collateral, including accrued interest, was $215,220,093.

Repurchase Agreements(c) – (continued)
Citigroup Global Markets, Inc.
125,000,000	5.050		06/01/23	125,000,000
Maturity Value: $125,017,535

Collateralized by U.S. Treasury Bills, 0.000%, due 10/05/23 to
11/24/23 and a U.S. Treasury Note, 0.500%, due 11/30/23. The
aggregate market value of the collateral, including accrued
interest, was $127,500,001.

400,000,000	5.050		06/01/23	400,000,000
Maturity Value: $400,056,111

Collateralized by U.S. Treasury Bills, 0.000%, due 10/05/23 to
05/16/24 and U.S. Treasury Notes, 0.500% to 4.500%, due
11/30/23 to 11/15/25. The aggregate market value of the
collateral, including accrued interest, was $408,000,005.

Credit Agricole Corporate and Investment Bank
100,000,000	5.000		06/01/23	100,000,000
Maturity Value: $100,013,889
Collateralized by U.S. Treasury Notes, 0.250% to 4.625%, due 06/15/24 to 11/15/31. The aggregate market value of the collateral, including accrued interest, was $102,000,060.

Deutsche Bank Securities, Inc.
35,000,000	5.070		06/01/23	35,000,000
Maturity Value: $35,004,929
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/24 to 02/15/27. The aggregate market value of the collateral, including accrued interest, was $35,700,000.

Federal Reserve Bank of New York
31,800,000,000	5.050		06/01/23	31,800,000,000
Maturity Value: $31,804,460,833

Collateralized by a U.S. Treasury Bond, 2.250%, due 05/15/41,
U.S. Treasury Inflation-Indexed Bonds, 2.125% to 3.875%, due
04/15/29 to 02/15/41 and U.S. Treasury Notes, 1.250% to
4.000%, due 08/31/24 to 02/15/26. The aggregate market value of the collateral, including accrued interest, was
$31,804,460,853.

Fixed Income Clearing Corporation
400,000,000	5.060		06/01/23	400,000,000
Maturity Value: $400,056,222
Collateralized by a U.S. Treasury Floating Rate Note, 5.401%, due 07/31/23. The market value of the collateral, including accrued interest, was $408,000,003.
200,000,000	5.080		06/01/23	200,000,000
Maturity Value: $200,028,222
Collateralized by a U.S. Treasury Note, 4.125%, due 09/30/27. The market value of the collateral, including accrued interest, was $204,000,010.
2,200,000,000	5.080		06/01/23	2,200,000,000
Maturity Value: $2,200,310,444
Collateralized by U.S. Treasury Notes, 0.125% to 4.125%, due 04/30/26 to 09/30/27. The aggregate market value of the collateral, including accrued interest, was $2,244,000,000.

26	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Joint Account I
$1,975,000,000	5.050%	06/01/23	$1,975,000,000
Maturity Value: $1,975,277,049

TOTAL REPURCHASE AGREEMENTS			$38,526,000,000

TOTAL INVESTMENTS – 98.1%			$41,118,356,599

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			781,882,851

NET ASSETS – 100.0%			$41,900,239,450

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2023.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2023. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	27

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 16.2%
United States Treasury Bills
$169,000,000	5.085%		09/05/23	$166,767,539
250,000,000	5.102		09/05/23	246,697,544
250,000,000	5.122		09/05/23	246,697,544
34,700,000	5.154		09/12/23	34,202,166
182,375,000	5.154		09/12/23	179,758,501
87,500,000	5.170		09/12/23	86,244,654
125,000,000	5.176		09/12/23	123,206,649
225,000,000	5.181		09/12/23	221,771,969
166,447,300	5.094		11/02/23	162,958,380
17,994,300	5.547	(a)	11/09/23	17,564,566
47,137,100	4.827		04/18/24	45,227,183
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
141,668,600	5.407	(b)	10/31/23	141,667,361
317,000,000	5.407	(b)	10/31/23	316,997,227
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
188,573,000	5.541	(b)	04/30/25	188,562,345
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.20%)
66,903,300	5.568	(b)	01/31/25	66,909,934
350,000,000	5.572	(b)	01/31/25	350,034,705

TOTAL U.S. TREASURY OBLIGATIONS				$2,595,268,267

Repurchase Agreements (c) – 83.0%
Federal Reserve Bank of New York
$13,250,000,000	5.050%		06/01/23	$13,250,000,000
Maturity Value: $13,251,858,681

Collateralized by U.S. Treasury Bonds, 2.250% to 4.750%, due
02/15/41 to 05/15/41, U.S. Treasury Inflation-Indexed Bonds,
2.125% to 3.875%, due 04/15/29 to 02/15/41 and a U.S.
Treasury Note, 2.875%, due 05/15/32. The aggregate market
value of the collateral, including accrued interest, was
$13,251,858,701.

TOTAL INVESTMENTS – 99.2%				$15,845,268,267

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%				120,640,653

NET ASSETS – 100.0%				$15,965,908,920

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2023.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2023.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2023, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2023, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,975,000,000	1,975,277,049	$2,014,557,685
Treasury Obligations	1,975,000,000	1,975,277,049	2,014,557,685

REPURCHASE AGREEMENTS — At May 31, 2023, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
Bank of Nova Scotia (The)	5.050%	$400,000,000	$400,000,000
BNP Paribus	5.050	1,200,000,000	1,200,000,000
Credit Agricole Corporate and Investment Bank	5.050	375,000,000	375,000,000

TOTAL		$1,975,000,000	$1,975,000,000

At May 31, 2023, the Joint Repurchase Agreement Account I was fully collateralized by cash and:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	06/01/23 to 05/16/24
U.S. Treasury Bonds	1.250 to 6.375	08/15/27 to 05/15/53
U.S. Treasury Floating Rate Note	5.512	10/31/24
U.S. Treasury Inflation-Indexed Bonds	0.125 to 2.375	01/15/25 to 02/15/53
U.S. Treasury Inflation-Indexed Notes	0.125 to 1.625	07/15/24 to 01/15/33
U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/35 to 11/15/45
U.S. Treasury Notes	0.125 to 4.250	07/31/23 to 02/15/33
U.S. Treasury Principal-Only Stripped Securities	0.000	05/15/37 to 11/15/52

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2023, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2023, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$997,400,000	$997,540,104	$1,027,316,309
Money Market	50,000,000	50,007,023	51,499,715
Prime Obligations	100,000,000	100,014,047	102,999,429

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

REPURCHASE AGREEMENTS — At May 31, 2023, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	5.060%	$187,012,500	$9,375,000	$18,750,000
Bank of America, N.A.	5.050	155,843,750	7,812,500	15,625,000
Bank of Montreal	5.060	62,337,500	3,125,000	6,250,000
BofA Securities, Inc.	5.050	155,843,750	7,812,500	15,625,000
Credit Agricole Corporate and Investment Bank	5.060	187,012,500	9,375,000	18,750,000
Wells Fargo Securities, LLC	5.060	249,350,000	12,500,000	25,000,000

TOTAL		$997,400,000	$50,000,000	$100,000,000

At May 31, 2023, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	1.500 to 6.500%	07/01/36 to 06/01/53
Federal National Mortgage Association	1.500 to 7.000	01/01/24 to 06/01/53
Government National Mortgage Association	3.000 to 5.500	03/20/47 to 04/20/53
U.S. Treasury Notes	1.250	11/30/26

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

May 31, 2023 (Unaudited)

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund
Assets:
Investments, at value (cost $5,583,376,249, $75,304,451,799, $1,717,299,918 and $2,127,956,093)	$5,583,376,249	$75,304,451,799	$1,716,955,562	$2,127,419,374
Repurchase agreements, at value (cost $0, $199,551,737,500, $480,000,000 and $1,060,000,000)	—	199,551,737,500	479,998,779	1,059,996,696
Cash	73,114,689	1,710,649,720	1,937,649	1,243,440
Receivables:
Investments sold	28,658,582	1,356,170,076	44,369,872	5,770,449
Interest	15,402,682	441,527,244	6,544,721	6,172,408
Fund shares sold	256,585	66,629,108	—	7,762,907
Reimbursement from investment advisor	—	—	—	7,954
Other assets	152,361	3,392,949	511,875	142,609
Total assets	5,700,961,148	278,434,558,396	2,250,318,458	3,208,515,837

Liabilities:
Payables:
Investments purchased	97,611,833	2,439,495,205	39,702,090	74,878,137
Dividend distribution	1,448,960	506,944,829	1,063,325	1,167,407
Fund shares redeemed	1,318,923	41,670,160	7,790,074	11,417,907
Management fees	921,832	36,698,552	324,655	404,081
Distribution and Service fees and Transfer Agency fees	119,864	6,103,146	21,140	27,121
Accrued expenses	162,052	2,335,282	395,206	19,491
Total liabilities	101,583,464	3,033,247,174	49,296,490	87,914,144

Net Assets:
Paid-in capital	5,599,453,496	275,420,775,620	2,208,805,660	3,120,986,799
Total distributable earnings (loss)	(75,812)	(19,464,398)	(7,783,692)	(385,106)
NET ASSETS	$5,599,377,684	$275,401,311,222	$2,201,021,968	$3,120,601,693
Net Assets:
Class A Shares	$—	$1,621,177,132	$—	$—
Class C Shares	—	6,000,449	—	—
Class D Shares	11,809,611	94,065,711	—	—
Institutional Shares	5,273,983,889	242,133,395,366	2,191,945,597	3,025,042,068
Capital Shares	53,989	2,956,379,301	1,096	439,857
Service Shares	35,794,349	1,469,416,799	2,738	1,133
Preferred Shares	122,525,016	1,807,527,978	68,240	11,633
Select Shares	51,110	1,386,538,704	6,384,815	13,577,634
Administration Shares	140,802,159	9,305,276,112	2,616,266	6,423,393
Cash Management Shares	14,304,051	294,090,105	1,063	1,063
Premier Shares	53,510	184,548,756	1,083	1,083
Resource Shares	—	8,495,074	1,070	1,068
Class R6 Shares	—	282,101,850	—	—
Drexel Hamilton Class Shares	—	9,049,989,002	—	75,102,761
Loop Class Shares	—	3,088,191,247	—	—
Seelaus Class Shares	—	1,714,117,636	—	—
Total Net Assets	$5,599,377,684	$275,401,311,222	$2,201,021,968	$3,120,601,693
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	—	1,621,291,258	—	—
Class C Shares	—	6,000,872	—	—
Class D Shares	11,809,785	94,072,343	—	—
Institutional Shares	5,274,059,928	242,150,503,934	2,191,648,856	3,022,570,840
Capital Shares	53,990	2,956,588,490	1,095	439,502
Service Shares	35,794,866	1,469,520,665	2,737	1,132
Preferred Shares	122,526,781	1,807,655,837	68,226	11,627
Select Shares	51,110	1,386,636,557	6,385,772	13,568,487
Administration Shares	140,804,191	9,305,934,563	2,616,074	6,418,341
Cash Management Shares	14,304,257	294,110,866	1,062	1,062
Premier Shares	53,511	184,561,817	1,083	1,082
Resource Shares	—	8,495,674	1,069	1,067
Class R6 Shares	—	282,121,796	—	—
Drexel Hamilton Class Shares	—	9,050,629,366	—	75,048,971
Loop Class Shares	—	3,088,409,454	—	—
Seelaus Class Shares	—	1,714,238,639	—	—
Net asset value, offering and redemption price per share:
Class A Shares	$—	$1.00	$—	$—
Class C Shares	—	1.00	—	—
Class D Shares	1.00	1.00	—	—
Institutional Shares	1.00	1.00	1.0001	1.0008
Capital Shares	1.00	1.00	1.0003	1.0008
Service Shares	1.00	1.00	1.0004	1.0010
Preferred Shares	1.00	1.00	1.0002	1.0005
Select Shares	1.00	1.00	0.9999	1.0007
Administration Shares	1.00	1.00	1.0001	1.0008
Cash Management Shares	1.00	1.00	1.0006	1.0010
Premier Shares	1.00	1.00	1.0005	1.0010
Resource Shares	—	1.00	1.0007	1.0009
Class R6 Shares	—	1.00	—	—
Drexel Hamilton Class Shares	—	1.00	—	1.0007
Loop Class Shares	—	1.00	—	—
Seelaus Class Shares	—	1.00	—	—

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued)

May 31, 2023 (Unaudited)

	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund
Assets:
Investments, at value (cost $91,153,117,705, $2,592,356,599 and $2,595,268,267)	$91,153,117,705	$2,592,356,599	$2,595,268,267
Repurchase agreements, at value (cost $0, $38,526,000,000 and $13,250,000,000)	—	38,526,000,000	13,250,000,000
Cash	3,625,431	908,034,044	120,798,205
Receivables:
Investments sold	453,132,845	214,558,209	134,742,076
Interest	91,314,819	17,442,273	7,206,998
Fund shares sold	32,821,083	26,699,197	3,670,364
Other assets	682,739	543,192	399,237
Total assets	91,734,694,622	42,285,633,514	16,112,085,147

Liabilities:
Payables:
Investments purchased	3,279,621,584	261,062,653	98,514,255
Dividend distribution	145,342,961	89,197,741	22,725,822
Fund shares redeemed	49,103,972	26,205,883	21,707,355
Management fees	13,896,106	6,523,034	2,341,658
Distribution and Service fees and Transfer Agency fees	1,779,143	1,689,665	658,975
Accrued expenses	940,480	715,088	228,162
Total liabilities	3,490,684,246	385,394,064	146,176,227

Net Assets:
Paid-in capital	88,249,895,832	41,900,141,348	15,965,812,924
Total distributable earnings (loss)	(5,885,456)	98,102	95,996
NET ASSETS	$88,244,010,376	$41,900,239,450	$15,965,908,920
Net Assets:
Class D Shares	$34,058,616	$—	$—
Institutional Shares	83,868,365,830	36,276,616,035	14,215,470,731
Capital Shares	902,903,132	820,768,219	242,400,368
Service Shares	635,763,011	1,579,130,329	127,253,239
Preferred Shares	98,489,832	928,745,619	60,895,323
Select Shares	329,572,053	54,785,353	8,284,443
Administration Shares	2,042,234,090	2,157,298,363	858,921,505
Cash Management Shares	32,118,791	15,073,175	351,500,756
Premier Shares	240,061,779	13,688,617	101,181,499
Resource Shares	1,053	54,133,740	1,056
Loop Class Shares	60,431,856	—	—
Seelaus Class Shares	10,333	—	—
Total Net Assets	$88,244,010,376	$41,900,239,450	$15,965,908,920
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class D Shares	34,060,889	—	—
Institutional Shares	83,873,962,005	36,276,531,115	14,215,385,249
Capital Shares	902,963,281	820,766,296	242,398,914
Service Shares	635,805,507	1,579,126,626	127,252,474
Preferred Shares	98,496,393	928,743,444	60,894,958
Select Shares	329,594,004	54,785,225	8,284,394
Administration Shares	2,042,370,255	2,157,293,306	858,916,350
Cash Management Shares	32,120,932	15,073,140	351,498,640
Premier Shares	240,077,832	13,688,585	101,180,890
Resource Shares	1,054	54,133,613	1,056
Loop Class Shares	60,435,873	—	—
Seelaus Class Shares	10,334	—	—
Net asset value, offering and redemption price per share:
Class D Shares	$1.00	$—	$—
Institutional Shares	1.00	1.00	1.00
Capital Shares	1.00	1.00	1.00
Service Shares	1.00	1.00	1.00
Preferred Shares	1.00	1.00	1.00
Select Shares	1.00	1.00	1.00
Administration Shares	1.00	1.00	1.00
Cash Management Shares	1.00	1.00	1.00
Premier Shares	1.00	1.00	1.00
Resource Shares	1.00	1.00	1.00
Loop Class Shares	1.00	—	—
Seelaus Class Shares	1.00	—	—

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations

For the Six Months Ended May 31, 2023 (Unaudited)

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund
Investment Income:

Interest income	$117,134,694	$5,774,600,577	$82,872,228	$67,714,049

Expenses:
Fund-Level Expenses:

Management fees	4,487,844	198,024,238	2,784,871	2,255,101

Transfer Agency fees	249,350	12,377,644	174,070	140,956

Registration fees	97,668	693,266	74,190	81,193

Professional fees	77,022	22,528	57,247	66,696

Custody, accounting and administrative services	71,359	3,493,772	48,716	41,605

Printing and mailing fees	24,065	414,784	23,331	24,399

Trustee fees	15,382	228,684	12,000	19,018

Other	59,669	566,240	52,727	37,315
Subtotal	5,082,359	215,821,156	3,227,152	2,666,283
Class Specific Expenses:

Administration Share fees	150,422	11,288,126	3,202	7,913

Service Share fees	86,120	3,397,808	7	4

Preferred Share fees	84,530	877,189	33	434

Cash Management Share fees	30,490	573,314	2	2

Distribution fees — Cash Management Shares	18,294	343,990	2	2

Premier Share fees	92	369,910	2	2

Capital Share fees	88	2,020,006	—	357

Select Share fees	7	200,579	408	1,861

Distribution fees — Resource Shares	—	6,527	—	—

Resource Share fees	—	21,756	2	2

Distribution and Service fees — Class A Shares	—	1,273,005	—	—

Distribution fees — Class C Shares	—	29,739	—	—

Total expenses	5,452,402	236,223,105	3,230,810	2,676,860

Less — expense reductions	—	—	(24,537)	(72,907)

Net expenses	5,452,402	236,223,105	3,206,273	2,603,953

NET INVESTMENT INCOME	$111,682,292	$5,538,377,472	$79,665,955	$65,110,096

Net realized gain (loss) from investment transactions	110,901	(23,182,624)	84,660	241,991

Net change in unrealized loss from investment transactions	—	—	(754,811)	(676,538)

Net realized and unrealized gain (loss)	110,901	(23,182,624)	(670,151)	(434,547)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$111,793,193	$5,515,194,848	$78,995,804	$64,675,549

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued)

For the Six Months Ended May 31, 2023 (Unaudited)

	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund
Investment Income:

Interest income	$2,021,968,525	$1,014,002,385	$334,398,658

Expenses:
Fund-Level Expenses:

Management fees	80,083,988	39,224,496	12,934,069

Transfer Agency fees	4,449,562	2,179,360	718,632

Custody, accounting and administrative services	1,239,446	592,097	199,767

Registration fees	240,469	260,395	127,953

Printing and mailing fees	217,263	41,327	31,124

Trustee fees	81,922	54,205	24,149

Professional fees	60,000	67,352	59,592

Other	84,760	197,774	98,185
Subtotal	86,457,410	42,617,006	14,193,471
Class Specific Expenses:

Administration Share fees	2,890,490	2,516,250	1,055,378

Service Share fees	1,952,980	3,859,465	330,535

Capital Share fees	850,501	543,107	168,497

Premier Share fees	357,973	28,890	193,450

Cash Management Share fees	80,813	84,414	880,769

Select Share fees	52,451	21,009	1,551

Distribution fees — Cash Management Shares	48,488	50,649	528,464

Preferred Share fees	31,934	469,226	27,839

Resource Share fees	2	14,748	2

Distribution fees — Resource Shares	—	4,424	—

Total expenses	92,723,042	50,209,188	17,379,956

Net expenses	92,723,042	50,209,188	17,379,956

NET INVESTMENT INCOME	$1,929,245,483	$963,793,197	$317,018,702

Net realized gain (loss) from investment transactions	(1,768,063)	588,721	570,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,927,477,420	$964,381,918	$317,589,592

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Instruments Fund		Government Fund
	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022
From operations:
Net investment income	$111,682,292	$37,573,263	$5,538,377,472	$2,803,495,034
Net realized gain (loss) from investment transactions	110,901	(1,097,739)	(23,182,624)	(36,419,448)
Net increase in net assets resulting from operations	111,793,193	36,475,524	5,515,194,848	2,767,075,586

Distributions to shareholders:
From distributable earnings:
Class A Shares	—	—	(21,992,360)	(5,055,452)
Class C Shares	—	—	(103,234)	(39,659)
Class D Shares	(148,107)	—	(1,256,212)	(81)
Institutional Shares	(104,509,820)	(33,403,202)	(4,914,424,254)	(2,465,029,443)
Capital Shares	(2,496)	(2,765)	(58,346,387)	(34,275,444)
Service Shares	(681,228)	(84,362)	(27,166,757)	(10,898,908)
Preferred Shares	(3,635,376)	(2,118,828)	(38,403,043)	(17,928,655)
Select Shares	(1,111)	(575)	(29,776,296)	(12,702,067)
Administration Shares	(2,548,770)	(691,265)	(190,827,119)	(87,269,028)
Cash Management Shares	(224,805)	(298,124)	(4,287,374)	(1,262,217)
Premier Shares	(1,080)	(490)	(4,335,320)	(32,418,214)
Resource Shares	—	—	(165,867)	(77,483)
Class R6 Shares	—	—	(6,337,225)	(3,483,858)
Drexel Hamilton Class Shares	—	—	(156,069,496)	(68,494,144)
Loop Class Shares	—	—	(52,278,583)	(18,055,226)
Seelaus Class Shares	—	—	(26,042,997)	(13,026,567)
Total distributions to shareholders	(111,752,793)	(36,599,611)	(5,531,812,524)	(2,770,016,446)

From share transactions
Proceeds from sales of shares	10,531,170,514	9,035,571,345	1,056,099,770,675	1,792,318,949,830
Proceeds received in connection with merger	—	—	—	2,790,726,059
Reinvestment of distributions	94,108,263	27,620,687	2,941,779,683	1,390,505,254
Cost of shares redeemed	(8,526,804,524)	(8,434,265,919)	(1,043,328,878,512)	(1,760,970,089,565)
Net increase in net assets resulting from share transactions	2,098,474,253	628,926,113	15,712,671,846	35,530,091,578
NET INCREASE	2,098,514,653	628,802,026	15,696,054,170	35,527,150,718

Net assets:
Beginning of period	3,500,863,031	2,872,061,005	259,705,257,052	224,178,106,334
End of period	$5,599,377,684	$3,500,863,031	$275,401,311,222	$259,705,257,052

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Money Market Fund		Prime Obligations Fund
	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022
From operations:
Net investment income	$79,665,955	$57,642,391	$65,110,096	$23,875,734
Net realized gain (loss) from investment transactions	84,660	(203,498)	241,991	(56,386)
Net change in unrealized gain (loss) from investment transactions	(754,811)	406,916	(676,538)	123,953
Net increase in net assets resulting from operations	78,995,804	57,845,809	64,675,549	23,943,301

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(79,544,499)	(57,708,561)	(64,558,554)	(22,902,785)
Capital Shares	(24)	(15)	(10,550)	(6,586)
Service Shares	(56)	(27)	(21)	(10)
Preferred Shares	(1,523)	(848)	(19,631)	(171)
Select Shares	(63,842)	(19,063)	(285,845)	(325,602)
Administration Shares	(55,945)	(25,185)	(137,750)	(71,812)
Cash Management Shares	(21)	(10)	(22)	(10)
Premier Shares	(23)	(12)	(23)	(12)
Resource Shares	(23)	(12)	(24)	(12)
Drexel Hamilton Class Shares	—	—	(149,534)	(547,805)
Total distributions to shareholders	(79,665,956)	(57,753,733)	(65,161,954)	(23,854,805)

From share transactions
Proceeds from sales of shares	7,508,065,108	22,570,295,561	4,122,700,555	6,700,628,087
Reinvestment of distributions	66,055,152	47,188,919	54,061,295	17,554,707
Cost of shares redeemed	(9,795,750,383)	(23,694,139,380)	(3,281,034,364)	(5,648,898,729)
Net increase (decrease) in net assets resulting from share transactions	(2,221,630,123)	(1,076,654,900)	895,727,486	1,069,284,065
NET INCREASE (DECREASE)	(2,222,300,275)	(1,076,562,824)	895,241,081	1,069,372,561

Net assets:
Beginning of period	4,423,322,243	5,499,885,067	2,225,360,612	1,155,988,051
End of period	$2,201,021,968	$4,423,322,243	$3,120,601,693	$2,225,360,612

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Instruments Fund		Treasury Obligations Fund
	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022
From operations:
Net investment income	$1,929,245,483	$1,129,057,103	$963,793,197	$501,052,282
Net realized gain (loss) from investment transactions	(1,768,063)	(39,911,913)	588,721	(3,292,917)
Net increase in net assets resulting from operations	1,927,477,420	1,089,145,190	964,381,918	497,759,365

Distributions to shareholders:
From distributable earnings:
Class D Shares	(426,242)	—	—	—
Institutional Shares	(1,814,967,540)	(1,056,034,044)	(850,300,326)	(434,961,311)
Capital Shares	(23,516,867)	(9,411,190)	(15,552,770)	(6,219,164)
Service Shares	(14,770,854)	(8,218,454)	(30,485,723)	(15,204,973)
Preferred Shares	(1,379,616)	(639,738)	(20,612,167)	(7,248,129)
Select Shares	(7,444,647)	(4,696,834)	(3,050,465)	(1,957,133)
Administration Shares	(47,033,189)	(22,293,083)	(42,351,053)	(32,452,304)
Cash Management Shares	(576,619)	(30,982)	(608,462)	(243,498)
Premier Shares	(4,061,992)	(1,691,897)	(334,682)	(268,194)
Resource Shares	(20)	(9)	(125,590)	(9)
Loop Class Shares	(3,318,438)	(2,114,874)	—	—
Seelaus Class Shares	(23,749)	(115)	—	—
Total distributions to shareholders	(1,917,519,773)	(1,105,131,220)	(963,421,238)	(498,554,715)

From share transactions
Proceeds from sales of shares	177,388,333,085	300,461,908,806	253,144,950,383	331,951,175,429
Reinvestment of distributions	1,111,174,392	661,441,499	426,866,199	183,765,952
Cost of shares redeemed	(187,225,745,481)	(310,326,108,567)	(255,760,561,487)	(315,376,719,994)
Net increase (decrease) in net assets resulting from share transactions	(8,726,238,004)	(9,202,758,262)	(2,188,744,905)	16,758,221,387
NET INCREASE (DECREASE)	(8,716,280,357)	(9,218,744,292)	(2,187,784,225)	16,757,426,037

Net assets:
Beginning of period	96,960,290,733	106,179,035,025	44,088,023,675	27,330,597,638
End of period	$88,244,010,376	$96,960,290,733	$41,900,239,450	$44,088,023,675

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Solutions Fund
	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022
From operations:
Net investment income	$317,018,702	$166,650,682
Net realized gain (loss) from investment transactions	570,890	(2,654,109)
Net increase in net assets resulting from operations	317,589,592	163,996,573

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(281,826,516)	(147,568,558)
Capital Shares	(4,872,055)	(1,940,525)
Service Shares	(2,597,417)	(1,340,044)
Preferred Shares	(1,209,498)	(663,714)
Select Shares	(227,363)	(99,050)
Administration Shares	(17,773,448)	(9,434,030)
Cash Management Shares	(6,424,236)	(2,444,620)
Premier Shares	(2,273,696)	(883,286)
Resource Shares	(21)	(10)
Total distributions to shareholders	(317,204,250)	(164,373,837)

From share transactions
Proceeds from sales of shares	36,940,323,915	51,929,440,243
Reinvestment of distributions	184,203,932	96,560,998
Cost of shares redeemed	(37,156,121,315)	(47,064,393,740)
Net increase (decrease) in net assets resulting from share transactions	(31,593,468)	4,961,607,501
NET INCREASE (DECREASE)	(31,208,126)	4,961,230,237

Net assets:
Beginning of period	15,997,117,046	11,035,886,809
End of period	$15,965,908,920	$15,997,117,046

38	The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Class D Shares	Period Ended May 31, 2023* (Unaudited)
Per Share Data:

Net asset value, beginning of period	$1.00

Net investment income(a)	0.015

Net realized loss	—	(b)

Total from investment operations	0.015

Distributions to shareholders from net investment income	(0.015)

Distributions to shareholders from net realized gains	—	(b)

Total distributions(c)	(0.015)

Net asset value, end of period	$1.00

Total return(d)	1.53%

Net assets, end of period (in 000’s)	$11,810

Ratio of net expenses to average net assets	0.20	%(e)

Ratio of total expenses to average net assets	0.20	%(e)

Ratio of net investment income to average net assets	4.68	%(e)

*	Commenced operations on January 31, 2023.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Federal Instruments Fund — Institutional Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.007	0.021	0.013

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.003	0.001	— (b)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.010	0.022	0.013

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.022)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.022)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.24%		1.18%	0.01%		—	%(e)	0.99%	2.18%	1.34%

Net assets, end of period (in 000’s)	$5,273,984		$3,229,145	$2,667,247		$3,639,742		$3,761,104	$1,453,995	$508,647

Ratio of net expenses to average net assets	0.20	%(f)	0.18%	0.09%		0.14	%(f)	0.15%	0.18%	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.21%	0.20%		0.21	%(f)	0.21%	0.22%	0.25%

Ratio of net investment income to average net assets	4.50	%(f)	1.18%	—	%(e)	0.01	%(f)	0.67%	2.15%	1.33%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	39

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Capital Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.011	—	(b)	—	(b)	0.007	0.019	0.012

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.002	0.001	— (b)

Total from investment operations	0.021		0.011	—	(b)	—	(b)	0.009	0.020	0.012

Distributions to shareholders from net investment income	(0.021)		(0.011)	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.011)	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.16%		1.08%	0.01%		—	%(e)	0.85%	2.03%	1.19%

Net assets, end of period (in 000’s)	$54		$130	$527		$3,267		$1,135	$626	$5,136

Ratio of net expenses to average net assets	0.35	%(f)	0.27%	0.09%		0.15	%(f)	0.28%	0.33%	0.35%

Ratio of total expenses to average net assets	0.35	%(f)	0.36%	0.35%		0.36	%(f)	0.36%	0.37%	0.40%

Ratio of net investment income (loss) to average net assets	4.25	%(f)	0.66%	—	%(e)	(0.01	)%(f)	0.74%	1.90%	1.04%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Service Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.020		0.009	—	(b)	—	(b)	0.006	0.016	0.008

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	0.001	— (b)

Total from investment operations	0.020		0.009	—	(b)	—	(b)	0.006	0.017	0.008

Distributions to shareholders from net investment income	(0.020)		(0.009)	—	(b)	—	(b)	(0.006)	(0.017)	(0.008)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.020)		(0.009)	—	(b)	—	(b)	(0.006)	(0.017)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.98%		0.86%	0.01%		—	%(e)	0.63%	1.67%	0.84%

Net assets, end of period (in 000’s)	$35,794		$10,055	$9,839		$10,277		$11,490	$11,493	$11,003

Ratio of net expenses to average net assets	0.70	%(f)	0.51%	0.09%		0.15	%(f)	0.50%	0.68%	0.70%

Ratio of total expenses to average net assets	0.70	%(f)	0.71%	0.70%		0.71	%(f)	0.71%	0.72%	0.75%

Ratio of net investment income (loss) to average net assets	3.95	%(f)	0.86%	—%		(0.01	)%(f)	0.57%	1.64%	0.83%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

40	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Preferred Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.011	—	(b)	—	(b)	0.004	0.021	0.012

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.005	— (b)	— (b)

Total from investment operations	0.022		0.011	—	(b)	—	(b)	0.009	0.021	0.012

Distributions to shareholders from net investment income	(0.022)		(0.011)	—	(b)	—	(b)	(0.009)	(0.021)	(0.012)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.011)	—	(b)	—	(b)	(0.009)	(0.021)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.19%		1.11%	0.01%		—	%(e)	0.89%	2.08%	1.24%

Net assets, end of period (in 000’s)	$122,525		$174,388	$2,873		$6,019		$22,779	$5,536	$2,386

Ratio of net expenses to average net assets	0.30	%(f)	0.28%	0.09%		0.15	%(f)	0.24%	0.28%	0.30%

Ratio of total expenses to average net assets	0.30	%(f)	0.31%	0.30%		0.31	%(f)	0.31%	0.32%	0.35%

Ratio of net investment income (loss) to average net assets	4.30	%(f)	1.75%	—%		(0.01	)%(f)	0.39%	2.09%	1.43%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Select Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—		0.010	0.021	0.013

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.010	0.021	0.013

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.22%		1.16%	0.01%		—	%(e)	0.96%	2.15%	1.31%

Net assets, end of period (in 000’s)	$51		$50	$49		$49		$49	$49	$48

Ratio of net expenses to average net assets	0.23	%(f)	0.20%	0.09%		0.15	%(f)	0.18%	0.21%	0.23%

Ratio of total expenses to average net assets	0.23	%(f)	0.24%	0.23%		0.24	%(f)	0.24%	0.25%	0.28%

Ratio of net investment income to average net assets	4.42	%(f)	1.16%	—	%(e)	—	%(e)(f)	0.91%	2.11%	1.30%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	41

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Administration Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.010	—	(b)	—	(b)	0.007	0.019	0.011

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	— (b)

Total from investment operations	0.021		0.010	—	(b)	—	(b)	0.008	0.019	0.011

Distributions to shareholders from net investment income	(0.021)		(0.010)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.010)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.11%		1.01%	0.01%		—	%(e)	0.78%	1.93%	1.09%

Net assets, end of period (in 000’s)	$140,802		$79,251	$63,937		$76,144		$73,011	$61,267	$59,447

Ratio of net expenses to average net assets	0.45	%(f)	0.36%	0.09%		0.15	%(f)	0.35%	0.43%	0.45%

Ratio of total expenses to average net assets	0.45	%(f)	0.46%	0.45%		0.46	%(f)	0.46%	0.47%	0.50%

Ratio of net investment income (loss) to average net assets	4.23	%(f)	1.19%	—	%(e)	(0.01	)%(f)	0.69%	1.89%	1.08%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Cash Management Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.007	—	(b)	—	(b)	0.002	0.013	0.005

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.003	0.001	— (b)

Total from investment operations	0.018		0.007	—	(b)	—	(b)	0.005	0.014	0.005

Distributions to shareholders from net investment income	(0.018)		(0.007)	—	(b)	—	(b)	(0.005)	(0.014)	(0.005)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.018)		(0.007)	—	(b)	—	(b)	(0.005)	(0.014)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.83%		0.70%	0.01%		—	%(e)	0.46%	1.37%	0.53%

Net assets, end of period (in 000’s)	$14,304		$7,791	$127,537		$73,555		$52,216	$92	$50

Ratio of net expenses to average net assets	1.00	%(f)	0.58%	0.09%		0.15	%(f)	0.45%	0.98%	1.00%

Ratio of total expenses to average net assets	1.00	%(f)	1.01%	1.00%		1.01	%(f)	1.01%	1.02%	1.05%

Ratio of net investment income (loss) to average net assets	3.69	%(f)	0.33%	—	%(e)	(0.01	)%(f)	0.12%	1.34%	0.53%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

42	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Premier Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.020		0.009	—	(b)	—		0.007	0.018	0.010

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.020		0.009	—	(b)	—	(b)	0.007	0.018	0.010

Distributions to shareholders from net investment income	(0.020)		(0.009)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.020)		(0.009)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.06%		0.95%	0.01%		—	%(e)	0.72%	1.82%	0.99%

Net assets, end of period (in 000’s)	$54		$52	$52		$52		$52	$52	$51

Ratio of net expenses to average net assets	0.55	%(f)	0.41%	0.09%		0.15	%(f)	0.42%	0.53%	0.55%

Ratio of total expenses to average net assets	0.55	%(f)	0.56%	0.55%		0.56	%(f)	0.56%	0.57%	0.60%

Ratio of net investment income to average net assets	4.10	%(f)	0.94%	—	%(e)	—	%(e)(f)	0.67%	1.79%	0.99%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	43

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Class A Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.011	—	(b)	—	(b)	0.007	0.019	0.011

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.001	0.001	— (b)

Total from investment operations	0.021		0.011	—	(b)	—	(b)	0.008	0.020	0.011

Distributions to shareholders from net investment income	(0.021)		(0.011)	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.011)	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.12%		1.07%	0.03%		—	%(e)	0.76%	1.97%	1.12%

Net assets, end of period (in 000’s)	$1,621,177		$609,601	$600,756		$282,556		$366,871	$244,295	$69,681

Ratio of net expenses to average net assets	0.42	%(f)	0.31%	0.07%		0.20	%(f)	0.39%	0.43%	0.42%

Ratio of total expenses to average net assets	0.42	%(f)	0.43%	0.43%		0.43	%(f)	0.43%	0.43%	0.44%

Ratio of net investment income (loss) to average net assets	4.32	%(f)	0.99%	0.03%		(0.01	)%(f)	0.69%	1.94%	1.12%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Class C Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.007	—	(b)	—	(b)	0.003	0.012	0.004

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.017		0.007	—	(b)	—	(b)	0.003	0.012	0.004

Distributions to shareholders from net investment income	(0.017)		(0.007)	—	(b)	—	(b)	(0.003)	(0.012)	(0.004)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.017)		(0.007)	—	(b)	—	(b)	(0.003)	(0.012)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.74%		0.67%	0.03%		—	%(e)	0.34%	1.21%	0.39%

Net assets, end of period (in 000’s)	$6,000		$5,578	$5,029		$6,327		$6,529	$4,532	$4,928

Ratio of net expenses to average net assets	1.17	%(f)	0.75%	0.07%		0.20	%(f)	0.73%	1.18%	1.15%

Ratio of total expenses to average net assets	1.17	%(f)	1.18%	1.18%		1.18	%(f)	1.18%	1.18%	1.19%

Ratio of net investment income (loss) to average net assets	3.48	%(f)	0.68%	0.02%		(0.01	)%(f)	0.25%	1.19%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

44	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Class D Shares	Six Months Ended May 31, 2023 (Unaudited)		Period Ended November 30, 2022*
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00

Net investment income(a)	0.022		0.008

Net realized loss	—	(b)	—

Total from investment operations	0.022		0.008

Distributions to shareholders from net investment income	(0.022)		(0.008)

Distributions to shareholders from net realized gains	—	(b)	—

Total distributions(c)	(0.022)		(0.008)

Net asset value, end of period	$1.00		$1.00

Total return(d)	2.25%		0.82%

Net assets, end of period (in 000’s)	$94,066		$10

Ratio of net expenses to average net assets	0.17	%(e)	0.15	%(e)

Ratio of total expenses to average net assets	0.17	%(e)	0.18	%(e)

Ratio of net investment income to average net assets	4.67	%(e)	2.92	%(e)

*	Commenced operations on August 22, 2022.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Government Fund — Institutional Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.007	0.022	0.014

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.003	— (b)	— (b)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.010	0.022	0.014

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.022)	(0.014)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.022)	(0.014)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.25%		1.25%	0.03%		0.01%		0.97%	2.23%	1.38%

Net assets, end of period (in 000’s)	$242,133,395		$230,046,292	$194,824,984		$154,904,106		$204,287,540	$100,539,271	$96,230,361

Ratio of net expenses to average net assets	0.17	%(e)	0.15%	0.07%		0.18	%(e)	0.18%	0.18%	0.17%

Ratio of total expenses to average net assets	0.17	%(e)	0.18%	0.18%		0.18	%(e)	0.18%	0.18%	0.19%

Ratio of net investment income to average net assets	4.49	%(e)	1.30%	0.02%		—	%(e)(f)	0.70%	2.19%	1.39%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	45

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Capital Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.011	—	(b)	—	(b)	0.008	0.021	0.012

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.022		0.011	—	(b)	—	(b)	0.008	0.021	0.012

Distributions to shareholders from net investment income	(0.022)		(0.011)	—	(b)	—	(b)	(0.008)	(0.021)	(0.012)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.011)	—	(b)	—	(b)	(0.008)	(0.021)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.17%		1.14%	0.03%		—	%(e)	0.83%	2.08%	1.22%

Net assets, end of period (in 000’s)	$2,956,379		$3,087,619	$1,675,429		$1,435,345		$1,291,798	$1,302,391	$1,287,999

Ratio of net expenses to average net assets	0.32	%(f)	0.27%	0.07%		0.19	%(f)	0.32%	0.33%	0.32%

Ratio of total expenses to average net assets	0.32	%(f)	0.33%	0.33%		0.33	%(f)	0.33%	0.33%	0.34%

Ratio of net investment income (loss) to average net assets	4.34	%(f)	1.40%	0.02%		(0.01	)%(f)	0.76%	2.05%	1.24%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Service Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.020		0.009	—	(b)	—	(b)	0.006	0.017	0.009

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.020		0.009	—	(b)	—	(b)	0.006	0.017	0.009

Distributions to shareholders from net investment income	(0.020)		(0.009)	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)

Distributions to shareholders from net realized gains	—	(b)	—	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.020)		(0.009)	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.00%		0.92%	0.03%		—	%(e)	0.61%	1.72%	0.87%

Net assets, end of period (in 000’s)	$1,469,417		$1,190,570	$908,881		$860,075		$1,775,966	$665,252	$587,810

Ratio of net expenses to average net assets	0.67	%(f)	0.50%	0.07%		0.20	%(f)	0.53%	0.68%	0.67%

Ratio of total expenses to average net assets	0.67	%(f)	0.68%	0.68%		0.68	%(f)	0.68%	0.68%	0.69%

Ratio of net investment income (loss) to average net assets	4.00	%(f)	1.01%	0.02%		(0.01	)%(f)	0.58%	1.69%	0.93%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

46	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Preferred Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.009	0.021	0.013

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.009	0.021	0.013

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.20%		1.18%	0.03%		—	%(e)	0.88%	2.13%	1.28%

Net assets, end of period (in 000’s)	$1,807,528		$1,742,072	$1,077,741		$820,201		$1,627,349	$1,755,404	$1,330,598

Ratio of net expenses to average net assets	0.27	%(f)	0.23%	0.07%		0.20	%(f)	0.28%	0.28%	0.27%

Ratio of total expenses to average net assets	0.27	%(f)	0.28%	0.28%		0.28	%(f)	0.28%	0.28%	0.29%

Ratio of net investment income (loss) to average net assets	4.38	%(f)	1.40%	0.02%		(0.01	)%(f)	0.89%	2.08%	1.32%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Select Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.009	0.022	0.013

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.009	0.022	0.013

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.022)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.022)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.24%		1.23%	0.03%		—	%(e)	0.94%	2.20%	1.35%

Net assets, end of period (in 000’s)	$1,386,539		$1,119,156	$1,181,542		$448,540		$481,493	$825,651	$598,258

Ratio of net expenses to average net assets	0.20	%(f)	0.17%	0.07%		0.20	%(f)	0.21%	0.21%	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.21%	0.21%		0.21	%(f)	0.21%	0.21%	0.22%

Ratio of net investment income (loss) to average net assets	4.46	%(f)	1.42%	0.03%		(0.01	)%(f)	0.86%	2.16%	1.19%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	47

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Administration Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.011	—	(b)	—	(b)	0.008	0.020	0.011

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.021		0.011	—	(b)	—	(b)	0.008	0.020	0.011

Distributions to shareholders from net investment income	(0.021)		(0.011)	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.011)	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.12%		1.07%	0.03%		—	%(e)	0.76%	1.97%	1.12%

Net assets, end of period (in 000’s)	$9,305,276		$9,178,619	$7,904,302		$5,706,517		$5,421,224	$4,862,853	$4,454,065

Ratio of net expenses to average net assets	0.42	%(f)	0.32%	0.07%		0.20	%(f)	0.39%	0.43%	0.42%

Ratio of total expenses to average net assets	0.42	%(f)	0.43%	0.43%		0.43	%(f)	0.43%	0.43%	0.44%

Ratio of net investment income (loss) to average net assets	4.23	%(f)	1.07%	0.02%		(0.01	)%(f)	0.76%	1.95%	1.13%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Cash Management Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.008	—	(b)	—	(b)	0.004	0.013	0.006

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.001	0.001	— (b)

Total from investment operations	0.018		0.008	—	(b)	—	(b)	0.005	0.014	0.006

Distributions to shareholders from net investment income	(0.018)		(0.008)	—	(b)	—	(b)	(0.005)	(0.014)	(0.006)

Distributions to shareholders from net realized gains	—	(b)	—	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.018)		(0.008)	—	(b)	—	(b)	(0.005)	(0.014)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.84%		0.76%	0.03%		—	%(e)	0.45%	1.42%	0.57%

Net assets, end of period (in 000’s)	$294,090		$148,429	$302,333		$168,903		$198,129	$96,690	$6,573

Ratio of net expenses to average net assets	0.97	%(f)	0.61%	0.07%		0.20	%(f)	0.65%	0.98%	0.97%

Ratio of total expenses to average net assets	0.97	%(f)	0.98%	0.98%		0.98	%(f)	0.98%	0.98%	0.99%

Ratio of net investment income (loss) to average net assets	3.74	%(f)	0.45%	0.03%		(0.01	)%(f)	0.35%	1.35%	0.64%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

48	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Premier Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.010	—	(b)	—	(b)	0.007	0.019	0.010

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.021		0.010	—	(b)	—	(b)	0.007	0.019	0.010

Distributions to shareholders from net investment income	(0.021)		(0.010)	—	(b)	—	(b)	(0.007)	(0.019)	(0.010)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.010)	—	(b)	—	(b)	(0.007)	(0.019)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.07%		1.01%	0.03%		—	%(e)	0.70%	1.87%	1.02%

Net assets, end of period (in 000’s)	$184,549		$365,028	$9,922,502		$219,114		$195,822	$190,633	$168,032

Ratio of net expenses to average net assets	0.52	%(f)	0.33%	0.07%		0.20	%(f)	0.46%	0.53%	0.52%

Ratio of total expenses to average net assets	0.52	%(f)	0.53%	0.53%		0.53	%(f)	0.53%	0.53%	0.54%

Ratio of net investment income (loss) to average net assets	4.11	%(f)	0.33%	0.03%		(0.01	)%(f)	0.70%	1.85%	0.99%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Resource Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.019		0.008	—	(b)	—	(b)	0.005	0.015	0.007

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	0.001	— (b)

Total from investment operations	0.019		0.008	—	(b)	—	(b)	0.005	0.016	0.007

Distributions to shareholders from net investment income	(0.019)		(0.008)	—	(b)	—	(b)	(0.005)	(0.016)	(0.007)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.019)		(0.008)	—	(b)	—	(b)	(0.005)	(0.016)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.92%		0.84%	0.03%		—	%(e)	0.53%	1.57%	0.72%

Net assets, end of period (in 000’s)	$8,495		$9,214	$10,447		$93,981		$83,378	$70,841	$70,747

Ratio of net expenses to average net assets	0.82	%(f)	0.56%	0.07%		0.20	%(f)	0.60%	0.83%	0.82%

Ratio of total expenses to average net assets	0.82	%(f)	0.83%	0.83%		0.83	%(f)	0.83%	0.83%	0.84%

Ratio of net investment income (loss) to average net assets	3.82	%(f)	0.83%	0.02%		(0.01	)%(f)	0.47%	1.54%	0.70%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	49

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Class R6 Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.009	0.022	0.014

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	— (b)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.010	0.022	0.014

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.022)	(0.014)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.022)	(0.014)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.25%		1.25%	0.03%		0.01%		0.97%	2.23%	1.38%

Net assets, end of period (in 000’s)	$282,102		$268,194	$311,454		$91,630		$115,111	$96,804	$49,441

Ratio of net expenses to average net assets	0.17	%(e)	0.15%	0.07%		0.18	%(e)	0.18%	0.18%	0.17%

Ratio of total expenses to average net assets	0.17	%(e)	0.18%	0.18%		0.18	%(e)	0.18%	0.18%	0.19%

Ratio of net investment income to average net assets	4.48	%(e)	1.26%	0.03%		—	%(e)(f)	0.93%	2.20%	1.54%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Government Fund — Drexel Hamilton Class Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Period Ended August 31, 2020*
			2022	2021
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.005

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.004

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.009

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00

Total return(d)	2.25%		1.25%	0.03%		0.01%		0.93%

Net assets, end of period (in 000’s)	$9,049,989		$7,563,684	$4,948,288		$3,042,967		$2,354,098

Ratio of net expenses to average net assets	0.17	%(e)	0.15%	0.07%		0.18	%(e)	0.18	%(e)

Ratio of total expenses to average net assets	0.17	%(e)	0.18%	0.18%		0.18	%(e)	0.18	%(e)

Ratio of net investment income to average net assets	4.49	%(e)	1.33%	0.03%		—	%(e)(f)	0.54	%(e)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on September 9, 2019.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

50	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Loop Class Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Period Ended November 30, 2021*
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)

Net realized gain	—	(b)	— (b)	—	(b)

Total from investment operations	0.022		0.012	—	(b)

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)

Total distributions(c)	(0.022)		(0.012)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00

Total return(d)	2.25%		1.25%	—	%(e)

Net assets, end of period (in 000’s)	$3,088,191		$2,365,925	$504,408

Ratio of net expenses to average net assets	0.17	%(f)	0.15%	0.07	%(f)

Ratio of total expenses to average net assets	0.17	%(f)	0.18%	0.18	%(f)

Ratio of net investment income to average net assets	4.48	%(f)	1.36%	0.03	%(f)

*	Commenced operations on August 23, 2021.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Seelaus Class Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Period Ended November 30, 2021*
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)

Net realized gain	—	(b)	— (b)	—	(b)

Total from investment operations	0.022		0.012	—	(b)

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)

Total distributions(c)	(0.022)		(0.012)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00

Total return(d)	2.25%		1.25%	—	%(e)

Net assets, end of period (in 000’s)	$1,714,118		$2,005,266	$10

Ratio of net expenses to average net assets	0.17	%(f)	0.15%	0.07	%(f)

Ratio of total expenses to average net assets	0.17	%(f)	0.18%	0.18	%(f)

Ratio of net investment income to average net assets	4.48	%(f)	1.55%	0.03	%(f)

*	Commenced operations on August 23, 2021.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	51

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Institutional Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0004	$1.0008	$1.0011		$1.0006	$1.0003	$1.0003

Net investment income(a)	0.0228		0.0136	0.0001	—	(b)	0.0152	0.0244	0.0187

Net realized and unrealized gain (loss)	—	(b)	—	0.0001	(0.0001)		(0.0027)	0.0004	(0.0019)

Total from investment operations	0.0228		0.0136	0.0002	(0.0001)		0.0125	0.0248	0.0168

Distributions to shareholders from net investment income	(0.0231)		(0.0136)	(0.0001)	—	(b)	(0.0120)	(0.0245)	(0.0168)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0005)	(0.0002)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0231)		(0.0136)	(0.0006)	(0.0002)		(0.0120)	(0.0245)	(0.0168)

Net asset value, end of period	$1.0001		$1.0004	$1.0004	$1.0008		$1.0011	$1.0006	$1.0003

Total return(d)	2.30%		1.36%	0.02%	(0.01)%		1.25%	2.52%	1.68%

Net assets, end of period (in 000’s)	$2,191,946		$4,418,991	$5,494,458	$4,042,145		$6,595,783	$17,728,767	$11,570,439

Ratio of net expenses to average net assets	0.18	%(e)	0.17%	0.11%	0.18	%(e)	0.15%	0.13%	0.11%

Ratio of total expenses to average net assets	0.19	%(e)	0.19%	0.19%	0.19	%(e)	0.18%	0.18%	0.20%

Ratio of net investment income to average net assets	4.58	%(e)	1.38%	0.01%	0.01	%(e)	1.52%	2.44%	1.87%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Money Market Fund — Capital Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0007		$1.0008	$1.0010	$1.0011		$1.0006	$1.0004	$1.0003

Net investment income(a)	0.0229		0.0144	0.0001	—	(b)	0.0100	0.0231	0.0177

Net realized and unrealized gain (loss)	(0.0009)		(0.0001)	— (b)	0.0001		0.0010	0.0011	0.0001

Total from investment operations	0.0220		0.0143	0.0001	0.0001		0.0110	0.0242	0.0178

Distributions to shareholders from net investment income	(0.0224)		(0.0144)	(0.0001)	—	(b)	(0.0105)	(0.0240)	(0.0177)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0002)	(0.0002)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0224)		(0.0144)	(0.0003)	(0.0002)		(0.0105)	(0.0240)	(0.0177)

Net asset value, end of period	$1.0003		$1.0007	$1.0008	$1.0010		$1.0011	$1.0006	$1.0004

Total return(d)	2.21%		1.24%	0.04%	(0.01)%		1.10%	2.35%	1.54%

Net assets, end of period (in 000’s)	$1		$1	$1	$11,541		$15,265	$11,720	$1

Ratio of net expenses to average net assets	0.33	%(e)	0.17%	0.12%	0.24	%(e)	0.29%	0.28%	0.11%

Ratio of total expenses to average net assets	0.34	%(e)	0.34%	0.34%	0.34	%(e)	0.33%	0.33%	0.35%

Ratio of net investment income (loss) to average net assets	4.60	%(e)	1.45%	0.01%	(0.06	)%(e)	1.00%	2.31%	1.77%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

52	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Service Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0005	$1.0000		$1.0006		$1.0002	$1.0001	$1.0003

Net investment income(a)	0.0204		0.0100	—	(b)	0.0004		0.0126	0.0199	0.0115

Net realized and unrealized gain (loss)	—	(b)	0.0001	0.0009		(0.0004)		(0.0041)	(0.0003)	0.0001

Total from investment operations	0.0204		0.0101	0.0009		—		0.0085	0.0196	0.0116

Distributions to shareholders from net investment income	(0.0206)		(0.0101)	—	(b)	(0.0003)		(0.0081)	(0.0195)	(0.0118)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0004)		(0.0003)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0206)		(0.0100)	(0.0004)		(0.0006)		(0.0081)	(0.0195)	(0.0118)

Net asset value, end of period	$1.0004		$1.0006	$1.0005		$1.0000		$1.0006	$1.0002	$1.0001

Total return(d)	2.06%		1.03%	0.11%		(0.06)%		0.81%	1.99%	1.16%

Net assets, end of period (in 000’s)	$3		$3	$3		$3		$3	$8	$128

Ratio of net expenses to average net assets	0.68	%(e)	0.53%	0.11%		0.26	%(e)	0.64%	0.63%	0.61%

Ratio of total expenses to average net assets	0.69	%(e)	0.69%	0.69%		0.69	%(e)	0.68%	0.68%	0.70%

Ratio of net investment income to average net assets	4.08	%(e)	1.01%	—	%(f)	0.03	%(e)	1.26%	1.99%	1.15%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Money Market Fund — Preferred Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0006	$1.0008	$1.0011		$1.0006	$1.0002	$1.0003

Net investment income(a)	0.0226		0.0128	0.0001	—	(b)	0.0136	0.0231	0.0172

Net realized and unrealized gain (loss)	(0.0004)		—	0.0002	(0.0001)		(0.0021)	0.0008	(0.0015)

Total from investment operations	0.0222		0.0128	0.0003	(0.0001)		0.0115	0.0239	0.0157

Distributions to shareholders from net investment income	(0.0226)		(0.0128)	(0.0001)	—	(b)	(0.0110)	(0.0235)	(0.0158)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0004)	(0.0002)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0226)		(0.0128)	(0.0005)	(0.0002)		(0.0110)	(0.0235)	(0.0158)

Net asset value, end of period	$1.0002		$1.0006	$1.0006	$1.0008		$1.0011	$1.0006	$1.0002

Total return(d)	2.24%		1.29%	0.04%	(0.03)%		1.15%	2.41%	1.58%

Net assets, end of period (in 000’s)	$68		$67	$66	$66		$1,919	$4,901	$2,752

Ratio of net expenses to average net assets	0.28	%(e)	0.25%	0.11%	0.24	%(e)	0.25%	0.23%	0.21%

Ratio of total expenses to average net assets	0.29	%(e)	0.29%	0.29%	0.29	%(e)	0.28%	0.28%	0.30%

Ratio of net investment income (loss) to average net assets	4.53	%(e)	1.29%	0.01%	(0.05	)%(e)	1.35%	2.31%	1.72%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	53

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Select Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0002		$1.0004	$1.0007	$1.0009		$1.0006	$1.0003	$1.0003

Net investment income(a)	0.0234		0.0133	0.0001	—	(b)	0.0163	0.0240	0.0182

Net realized and unrealized gain (loss)	(0.0007)		(0.0002)	0.0002	—		(0.0043)	0.0005	(0.0017)

Total from investment operations	0.0227		0.0131	0.0003	—	(b)	0.0120	0.0245	0.0165

Distributions to shareholders from net investment income	(0.0230)		(0.0133)	(0.0001)	—	(b)	(0.0117)	(0.0242)	(0.0165)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0005)	(0.0002)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0230)		(0.0133)	(0.0006)	(0.0002)		(0.0117)	(0.0242)	(0.0165)

Net asset value, end of period	$0.9999		$1.0002	$1.0004	$1.0007		$1.0009	$1.0006	$1.0003

Total return(d)	2.29%		1.32%	0.03%	(0.01)%		1.20%	2.49%	1.65%

Net assets, end of period (in 000’s)	$6,385		$1,342	$3,702	$2,361		$2,362	$34,943	$34,354

Ratio of net expenses to average net assets	0.21	%(e)	0.19%	0.11%	0.21	%(e)	0.18%	0.16%	0.14%

Ratio of total expenses to average net assets	0.22	%(e)	0.22%	0.22%	0.22	%(e)	0.21%	0.21%	0.23%

Ratio of net investment income (loss) to average net assets	4.69	%(e)	0.87%	0.01%	(0.03	)%(e)	1.63%	2.40%	1.82%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Money Market Fund — Administration Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0004	$1.0007	$1.0010		$1.0005	$1.0003	$1.0003

Net investment income(a)	0.0218		0.0117	0.0001	—	(b)	0.0094	0.0214	0.0140

Net realized and unrealized gain (loss)	(0.0002)		—	0.0002	(0.0001)		0.0007	0.0008	0.0003

Total from investment operations	0.0216		0.0117	0.0003	(0.0001)		0.0101	0.0222	0.0143

Distributions to shareholders from net investment income	(0.0219)		(0.0117)	(0.0001)	—	(b)	(0.0096)	(0.0220)	(0.0143)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0005)	(0.0002)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0219)		(0.0117)	(0.0006)	(0.0002)		(0.0096)	(0.0220)	(0.0143)

Net asset value, end of period	$1.0001		$1.0004	$1.0004	$1.0007		$1.0010	$1.0005	$1.0003

Total return(d)	2.17%		1.18%	0.03%	(0.03)%		1.01%	2.25%	1.43%

Net assets, end of period (in 000’s)	$2,616		$2,916	$1,652	$4,270		$4,506	$4,493	$3,218

Ratio of net expenses to average net assets	0.43	%(e)	0.37%	0.11%	0.24	%(e)	0.38%	0.38%	0.36%

Ratio of total expenses to average net assets	0.44	%(e)	0.44%	0.44%	0.44	%(e)	0.43%	0.43%	0.45%

Ratio of net investment income (loss) to average net assets	4.37	%(e)	1.27%	0.01%	(0.05	)%(e)	0.93%	2.14%	1.40%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

54	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Cash Management Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0008	$0.9999	$1.0009		$1.0007	$1.0004	$1.0003

Net investment income(a)	0.0189		0.0098	0.0003	0.0009		0.0097	0.0182	0.0106

Net realized and unrealized gain (loss)	0.0001		—	0.0009	(0.0010)		(0.0008)	0.0003	0.0001

Total from investment operations	0.0190		0.0098	0.0012	(0.0001)		0.0089	0.0185	0.0107

Distributions to shareholders from net investment income	(0.0192)		(0.0098)	(0.0003)	(0.0009)		(0.0087)	(0.0182)	(0.0106)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0192)		(0.0098)	(0.0003)	(0.0009)		(0.0087)	(0.0182)	(0.0106)

Net asset value, end of period	$1.0006		$1.0008	$1.0008	$0.9999		$1.0009	$1.0007	$1.0004

Total return(d)	1.90%		0.85%	0.15%	(0.10)%		0.60%	1.69%	0.89%

Net assets, end of period (in 000’s)	$1		$1	$1	$1		$1	$1	$1

Ratio of net expenses to average net assets	0.98	%(e)	0.63%	0.11%	0.18	%(e)	0.68%	0.85%	0.83%

Ratio of total expenses to average net assets	0.99	%(e)	0.99%	0.99%	0.99	%(e)	0.98%	0.98%	1.00%

Ratio of net investment income to average net assets	3.89	%(e)	0.99%	0.03%	—	%(e)(f)	0.89%	1.81%	1.06%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Money Market Fund — Premier Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0008	$1.0000	$1.0010		$1.0006	$1.0004	$1.0003

Net investment income(a)	0.0212		0.0118	0.0003	0.0009		0.0115	0.0217	0.0142

Net realized and unrealized gain (loss)	(0.0002)		—	0.0008	(0.0010)		(0.0003)	0.0002	0.0001

Total from investment operations	0.0210		0.0118	0.0011	(0.0001)		0.0112	0.0219	0.0143

Distributions to shareholders from net investment income	(0.0213)		(0.0118)	(0.0003)	(0.0009)		(0.0108)	(0.0217)	(0.0142)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0213)		(0.0118)	(0.0003)	(0.0009)		(0.0108)	(0.0217)	(0.0142)

Net asset value, end of period	$1.0005		$1.0008	$1.0008	$1.0000		$1.0010	$1.0006	$1.0004

Total return(d)	2.12%		1.11%	0.14%	(0.10)%		0.91%	2.15%	1.35%

Net assets, end of period (in 000’s)	$1		$1	$1	$1		$1	$1	$1

Ratio of net expenses to average net assets	0.53	%(e)	0.42%	0.11%	0.18	%(e)	0.45%	0.48%	0.47%

Ratio of total expenses to average net assets	0.54	%(e)	0.53%	0.53%	0.54	%(e)	0.53%	0.53%	0.55%

Ratio of net investment income to average net assets	4.26	%(e)	1.19%	0.03%	—	%(e)(f)	1.10%	2.17%	1.42%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	55

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Resource Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0009		$1.0008	$0.9999	$1.0008		$1.0006	$1.0004	$1.0003

Net investment income(a)	0.0198		0.0118	0.0003	0.0009		0.0116	0.0217	0.0142

Net realized and unrealized gain (loss)	—	(b)	0.0001	0.0009	(0.0009)		(0.0005)	0.0002	0.0001

Total from investment operations	0.0198		0.0119	0.0012	—	(b)	0.0111	0.0219	0.0143

Distributions to shareholders from net investment income	(0.0200)		(0.0118)	(0.0003)	(0.0009)		(0.0109)	(0.0217)	(0.0142)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0200)		(0.0118)	(0.0003)	(0.0009)		(0.0109)	(0.0217)	(0.0142)

Net asset value, end of period	$1.0007		$1.0009	$1.0008	$0.9999		$1.0008	$1.0006	$1.0004

Total return(d)	1.98%		0.94%	0.15%	(0.09)%		0.69%	1.84%	1.04%

Net assets, end of period (in 000’s)	$1		$1	$1	$1		$1	$1	$1

Ratio of net expenses to average net assets	0.83	%(e)	0.42%	0.11%	0.18	%(e)	0.45%	0.49%	0.47%

Ratio of total expenses to average net assets	0.84	%(e)	0.84%	0.84%	0.84	%(e)	0.83%	0.83%	0.85%

Ratio of net investment income to average net assets	4.26	%(e)	1.19%	0.03%	—	%(e)(f)	1.11%	2.17%	1.42%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized. Total returns for periods less than one full year are not annualized.
(f)	Amount is less than 0.005%.

56	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Institutional Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0009	$1.0010		$1.0013		$1.0006	$1.0003	$1.0003

Net investment income(a)	0.0230		0.0133	—	(b)	—	(b)	0.0130	0.0243	0.0182

Net realized and unrealized gain (loss)	(0.0002)		0.0001	0.0001		(0.0001)		(0.0002)	0.0004	(0.0014)

Total from investment operations	0.0228		0.0134	0.0001		(0.0001)		0.0128	0.0247	0.0168

Distributions to shareholders from net investment income	(0.0230)		(0.0133)	—	(b)	—	(b)	(0.0121)	(0.0244)	(0.0168)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0002)		(0.0002)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0230)		(0.0133)	(0.0002)		(0.0002)		(0.0121)	(0.0244)	(0.0168)

Net asset value, end of period	$1.0008		$1.0010	$1.0009		$1.0010		$1.0013	$1.0006	$1.0003

Total return(d)	2.30%		1.35%	0.01%		(0.01)%		1.28%	2.51%	1.68%

Net assets, end of period (in 000’s)	$3,025,042		$2,184,629	$1,110,878		$2,747,965		$4,619,641	$6,122,574	$3,766,257

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.13%		0.18	%(e)	0.16%	0.13%	0.11%

Ratio of total expenses to average net assets	0.19	%(e)	0.22%	0.20%		0.19	%(e)	0.18%	0.18%	0.21%

Ratio of net investment income to average net assets	4.62	%(e)	1.69%	—	%(f)	—	%(e)(f)	1.30%	2.43%	1.82%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Prime Obligations Fund — Capital Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0008	$1.0009		$1.0012		$1.0006	$1.0002	$1.0003

Net investment income(a)	0.0222		0.0122	—	(b)	—	(b)	0.0108	0.0227	0.0178

Net realized and unrealized gain (loss)	—	(b)	—	0.0001		(0.0001)		0.0004	0.0006	(0.0026)

Total from investment operations	0.0222		0.0122	0.0001		(0.0001)		0.0112	0.0233	0.0152

Distributions to shareholders from net investment income	(0.0222)		(0.0122)	—	(b)	—	(b)	(0.0106)	(0.0229)	(0.0153)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0002)		(0.0002)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0222)		(0.0122)	(0.0002)		(0.0002)		(0.0106)	(0.0229)	(0.0153)

Net asset value, end of period	$1.0008		$1.0008	$1.0008		$1.0009		$1.0012	$1.0006	$1.0002

Total return(d)	2.24%		1.22%	0.01%		(0.03)%		1.12%	2.35%	1.53%

Net assets, end of period (in 000’s)	$440		$542	$911		$911		$1,014	$6,755	$6,829

Ratio of net expenses to average net assets	0.33	%(e)	0.28%	0.14%		0.23	%(e)	0.31%	0.28%	0.26%

Ratio of total expenses to average net assets	0.34	%(e)	0.37%	0.35%		0.34	%(e)	0.33%	0.33%	0.36%

Ratio of net investment income (loss) to average net assets	4.43	%(e)	0.99%	—	%(f)	(0.05	)%(e)	1.07%	2.27%	1.78%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	57

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Service Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0011		$1.0010	$1.0001	$1.0004		$1.0004	$1.0002	$1.0003

Net investment income(a)	0.0206		0.0103	— (b)	—	(b)	0.0167	0.0197	0.0145

Net realized and unrealized gain (loss)	(0.0001)		0.0001	0.0010	(0.0001)		(0.0079)	(0.0001)	(0.0028)

Total from investment operations	0.0205		0.0104	0.0010	(0.0001)		0.0088	0.0196	0.0117

Distributions to shareholders from net investment income	(0.0206)		(0.0103)	— (b)	—	(b)	(0.0088)	(0.0194)	(0.0118)

Distributions to shareholders from net realized gains	—		— (b)	(0.0001)	(0.0002)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0206)		(0.0103)	(0.0001)	(0.0002)		(0.0088)	(0.0194)	(0.0118)

Net asset value, end of period	$1.0010		$1.0011	$1.0010	$1.0001		$1.0004	$1.0004	$1.0002

Total return(d)	2.05%		1.00%	0.11%	(0.03)%		0.76%	2.00%	1.16%

Net assets, end of period (in 000’s)	$1		$1	$0	$9		$9	$5,098	$102

Ratio of net expenses to average net assets	0.68	%(e)	0.20%	0.13%	0.21	%(e)	0.66%	0.63%	0.61%

Ratio of total expenses to average net assets	0.69	%(e)	0.72%	0.69%	0.69	%(e)	0.68%	0.68%	0.71%

Ratio of net investment income (loss) to average net assets	3.93	%(e)	0.10%	0.01%	(0.04	)%(e)	1.66%	1.97%	1.45%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Prime Obligations Fund — Preferred Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0007		$1.0007	$1.0008	$1.0010		$1.0004	$1.0001	$1.0003

Net investment income(a)	0.0225		0.0125	(0.0002)	—	(b)	0.0111	0.0233	0.0142

Net realized and unrealized gain (loss)	(0.0002)		—	0.0003	(0.0001)		0.0006	0.0004	0.0014

Total from investment operations	0.0223		0.0125	0.0001	(0.0001)		0.0117	0.0237	0.0156

Distributions to shareholders from net investment income	(0.0225)		(0.0125)	—	—	(b)	(0.0111)	(0.0234)	(0.0158)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0002)	(0.0001)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0225)		(0.0125)	(0.0002)	(0.0001)		(0.0111)	(0.0234)	(0.0158)

Net asset value, end of period	$1.0005		$1.0007	$1.0007	$1.0008		$1.0010	$1.0004	$1.0001

Total return(d)	2.25%		1.26%	0.01%	(0.02)%		1.16%	2.41%	1.57%

Net assets, end of period (in 000’s)	$12		$14	$14	$3,364		$3,365	$2,839	$2,624

Ratio of net expenses to average net assets	0.28	%(e)	0.26%	0.14%	0.22	%(e)	0.26%	0.23%	0.21%

Ratio of total expenses to average net assets	0.29	%(e)	0.32%	0.30%	0.29	%(e)	0.28%	0.28%	0.31%

Ratio of net investment income (loss) to average net assets	4.53	%(e)	1.23%	(0.02)%	(0.05	)%(e)	1.11%	2.33%	1.42%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Select Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0008	$1.0010		$1.0012		$1.0004	$1.0002	$1.0003

Net investment income(a)	0.0230		0.0131	(0.0001)		—	(b)	0.0120	0.0241	0.0181

Net realized and unrealized gain (loss)	(0.0003)		—	0.0001		—	(b)	0.0006	0.0002	(0.0017)

Total from investment operations	0.0227		0.0131	—		—	(b)	0.0126	0.0243	0.0164

Distributions to shareholders from net investment income	(0.0228)		(0.0131)	—		—	(b)	(0.0118)	(0.0241)	(0.0165)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0002)		(0.0002)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0228)		(0.0131)	(0.0002)		(0.0002)		(0.0118)	(0.0241)	(0.0165)

Net asset value, end of period	$1.0007		$1.0008	$1.0008		$1.0010		$1.0012	$1.0004	$1.0002

Total return(d)	2.29%		1.31%	—	%(e)	(0.01)%		1.25%	2.48%	1.64%

Net assets, end of period (in 000’s)	$13,578		$8,997	$7,895		$38,230		$76,327	$98,996	$60,236

Ratio of net expenses to average net assets	0.21	%(f)	0.21%	0.14%		0.20	%(f)	0.19%	0.16%	0.14%

Ratio of total expenses to average net assets	0.22	%(f)	0.25%	0.23%		0.22	%(f)	0.21%	0.21%	0.24%

Ratio of net investment income (loss) to average net assets	4.60	%(f)	1.42%	(0.01)%		(0.02	)%(f)	1.19%	2.41%	1.81%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Prime Obligations Fund — Administration Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0009		$1.0008	$1.0010		$1.0012		$1.0005	$1.0002	$1.0003

Net investment income(a)	0.0217		0.0115	(0.0002)		—	(b)	0.0121	0.0222	0.0139

Net realized and unrealized gain (loss)	(0.0001)		0.0001	0.0002		—	(b)	(0.0017)	—	0.0003

Total from investment operations	0.0216		0.0116	—		—	(b)	0.0104	0.0222	0.0142

Distributions to shareholders from net investment income	(0.0217)		(0.0115)	—		—	(b)	(0.0097)	(0.0219)	(0.0143)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0002)		(0.0002)		— (b)	— (b)	— (b)

Total distributions(c)	(0.0217)		(0.0115)	(0.0002)		(0.0002)		(0.0097)	(0.0219)	(0.0143)

Net asset value, end of period	$1.0008		$1.0009	$1.0008		$1.0010		$1.0012	$1.0005	$1.0002

Total return(d)	2.18%		1.16%	—	%(e)	(0.02)%		1.03%	2.25%	1.43%

Net assets, end of period (in 000’s)	$6,423		$6,306	$5,407		$81,920		$8,736	$9,748	$7,474

Ratio of net expenses to average net assets	0.43	%(f)	0.37%	0.14%		0.21	%(f)	0.41%	0.38%	0.36%

Ratio of total expenses to average net assets	0.44	%(f)	0.47%	0.45%		0.44	%(f)	0.43%	0.43%	0.46%

Ratio of net investment income (loss) to average net assets	4.35	%(f)	1.16%	(0.02)%		(0.04	)%(f)	1.21%	2.22%	1.39%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Cash Management Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0012		$1.0011	$1.0000	$1.0010		$1.0005	$1.0002	$1.0003

Net investment income(a)	0.0191		0.0097	0.0003	0.0009		0.0087	0.0181	0.0108

Net realized and unrealized gain (loss)	(0.0002)		0.0001	0.0011	(0.0010)		0.0004	0.0003	(0.0001)

Total from investment operations	0.0189		0.0098	0.0014	(0.0001)		0.0091	0.0184	0.0107

Distributions to shareholders from net investment income	(0.0191)		(0.0097)	(0.0003)	(0.0009)		(0.0086)	(0.0181)	(0.0108)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0191)		(0.0097)	(0.0003)	(0.0009)		(0.0086)	(0.0181)	(0.0108)

Net asset value, end of period	$1.0010		$1.0012	$1.0011	$1.0000		$1.0010	$1.0005	$1.0002

Total return(d)	1.89%		0.83%	0.13%	(0.10)%		0.63%	1.69%	0.86%

Net assets, end of period (in 000’s)	$1		$1	$1	$1		$1	$1	$1

Ratio of net expenses to average net assets	0.98	%(e)	0.62%	0.13%	0.18	%(e)	0.70%	0.85%	0.83%

Ratio of total expenses to average net assets	0.99	%(e)	1.02%	1.00%	0.99	%(e)	0.98%	0.98%	1.01%

Ratio of net investment income to average net assets	3.95%		0.97%	0.03%	—	%(e)(f)	0.87%	1.80%	1.08%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Prime Obligations Fund — Premier Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0012		$1.0011	$1.0000	$1.0009		$1.0005	$1.0002	$1.0003

Net investment income(a)	0.0213		0.0122	0.0003	0.0009		0.0115	0.0216	0.0144

Net realized and unrealized gain (loss)	(0.0002)		0.0001	0.0011	(0.0009)		(0.0001)	0.0003	(0.0001)

Total from investment operations	0.0211		0.0123	0.0014	—		0.0114	0.0219	0.0143

Distributions to shareholders from net investment income	(0.0213)		(0.0122)	(0.0003)	(0.0009)		(0.0110)	(0.0216)	(0.0144)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0213)		(0.0122)	(0.0003)	(0.0009)		(0.0110)	(0.0216)	(0.0144)

Net asset value, end of period	$1.0010		$1.0012	$1.0011	$1.0000		$1.0009	$1.0005	$1.0002

Total return(d)	2.12%		1.09%	0.13%	(0.09)%		0.93%	2.15%	1.32%

Net assets, end of period (in 000’s)	$1		$1	$1	$1		$1	$1	$1

Ratio of net expenses to average net assets	0.53	%(e)	0.42%	0.13%	0.18	%(e)	0.46%	0.49%	0.47%

Ratio of total expenses to average net assets	0.54	%(e)	0.57%	0.55%	0.54	%(e)	0.53%	0.53%	0.56%

Ratio of net investment income to average net assets	4.31	%(e)	1.19%	0.03%	—	%(e)(f)	1.10%	2.16%	1.44%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

60	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Resource Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,		For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021			2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.0011		$1.0010	$1.0000	$1.0010		$1.0005	$1.0002	$1.0003

Net investment income(a)	0.0198		0.0118	0.0003	0.0009		0.0106	0.0216	0.0144

Net realized and unrealized gain (loss)	(0.0002)		0.0001	0.0010	(0.0010)		0.0008	0.0003	(0.0001)

Total from investment operations	0.0196		0.0119	0.0013	(0.0001)		0.0114	0.0219	0.0143

Distributions to shareholders from net investment income	(0.0198)		(0.0118)	(0.0003)	(0.0009)		(0.0109)	(0.0216)	(0.0144)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0198)		(0.0118)	(0.0003)	(0.0009)		(0.0109)	(0.0216)	(0.0144)

Net asset value, end of period	$1.0009		$1.0011	$1.0010	$1.0000		$1.0010	$1.0005	$1.0002

Total return(d)	1.97%		0.91%	0.12%	(0.10)%		0.73%	1.85%	1.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1		$1	$1	$1

Ratio of net expenses to average net assets	0.83	%(e)	0.42%	0.13%	0.18	%(e)	0.47%	0.49%	0.47%

Ratio of total expenses to average net assets	0.84	%(e)	0.87%	0.85%	0.84	%(e)	0.83%	0.83%	0.86%

Ratio of net investment income to average net assets	4.31	%(e)	1.18%	0.03%	—	%(e)(f)	1.10%	2.16%	1.44%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Prime Obligations Fund — Drexel Hamilton Class Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Period Ended August 31, 2020*
			2022	2021
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0008	$1.0010		$1.0012		$1.0006

Net investment income(a)	0.0230		0.0133	(0.0001)		—	(b)	0.0080

Net realized and unrealized gain (loss)	(0.0001)		—	0.0001		—		0.0042

Total from investment operations	0.0229		0.0133	0.0000		—	(b)	0.0122

Distributions to shareholders from net investment income	(0.0230)		(0.0133)	—	(b)	—	(b)	(0.0116)

Distributions to shareholders from net realized gains	—	(b)	— (b)	(0.0002)		(0.0002)		—	(b)

Total distributions(c)	(0.0230)		(0.0133)	(0.0002)		(0.0002)		(0.0116)

Net asset value, end of period	$1.0007		$1.0008	$1.0008		$1.0010		$1.0012

Total return(d)	2.31%		1.34%	—	%(e)	—	%(e)	1.22%

Net assets, end of period (in 000’s)	$75,103		$24,870	$30,880		$100,884		$100,044

Ratio of net expenses to average net assets	0.18	%(f)	0.18%	0.13%		0.18	%(f)	0.16	%(f)

Ratio of total expenses to average net assets	0.19	%(f)	0.22%	0.20%		0.19	%(f)	0.18	%(f)

Ratio of net investment income (loss) to average net assets	4.60	%(f)	1.41%	(0.01)%		(0.01	)%(f)	0.78	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on September 9, 2019.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Class D Shares	Period Ended May 31, 2023* (Unaudited)
Per Share Data:

Net asset value, beginning of period	$1.00

Net investment income(a)	0.015

Net realized gain	—	(b)

Total from investment operations	0.015

Distributions to shareholders from net investment income	(0.015)

Distributions to shareholders from net realized gains	—	(b)

Total distributions(c)	(0.015)

Net asset value, end of period	$1.00

Total return(d)	1.49%

Net assets, end of period (in 000’s)	$34,059

Ratio of net expenses to average net assets	0.19	%(e)

Ratio of total expenses to average net assets	0.19	%(e)

Ratio of net investment income to average net assets	4.57	%(e)

*	Commenced operations on January 31, 2023.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Treasury Instruments Fund — Institutional Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.011	—	(b)	—	(b)	0.007	0.021	0.014

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.002	— (b)	(0.001)

Total from investment operations	0.022		0.011	—	(b)	—	(b)	0.009	0.021	0.013

Distributions to shareholders from net investment income	(0.022)		(0.011)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.011)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.18%		1.14%	0.01%		—	%(e)	0.95%	2.16%	1.34%

Net assets, end of period (in 000’s)	$83,868,366		$92,045,963	$101,041,091		$75,892,232		$84,038,158	$51,789,901	$51,205,454

Ratio of net expenses to average net assets	0.19	%(f)	0.17%	0.07%		0.16	%(f)	0.20%	0.20%	0.20%

Ratio of total expenses to average net assets	0.19	%(f)	0.20%	0.20%		0.20	%(f)	0.20%	0.20%	0.21%

Ratio of net investment income to average net assets	4.35	%(f)	1.11%	0.01%		—	%(e)(f)	0.71%	2.11%	1.35%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Capital Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.010	—	(b)	—	(b)	0.009	0.020	0.011

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	(0.001)	— (b)	0.001

Total from investment operations	0.021		0.010	—	(b)	—	(b)	0.008	0.020	0.012

Distributions to shareholders from net investment income	(0.021)		(0.010)	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.010)	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.10%		1.03%	0.01%		—	%(e)	0.82%	2.01%	1.19%

Net assets, end of period (in 000’s)	$902,903		$957,608	$826,871		$675,659		$725,405	$766,401	$374,831

Ratio of net expenses to average net assets	0.34	%(f)	0.27%	0.07%		0.16	%(f)	0.33%	0.35%	0.35%

Ratio of total expenses to average net assets	0.34	%(f)	0.35%	0.35%		0.35	%(f)	0.35%	0.35%	0.36%

Ratio of net investment income to average net assets	4.18	%(f)	1.09%	0.01%		—	%(e)(f)	0.85%	1.98%	1.08%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Service Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.019		0.008	—	(b)	—	(b)	0.003	0.016	0.008

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.003	— (b)	— (b)

Total from investment operations	0.019		0.008	—	(b)	—	(b)	0.006	0.016	0.008

Distributions to shareholders from net investment income	(0.019)		(0.008)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.019)		(0.008)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.92%		0.82%	0.01%		—	%(e)	0.60%	1.65%	0.84%

Net assets, end of period (in 000’s)	$635,763		$912,338	$1,569,931		$122,542		$116,172	$26,723	$22,063

Ratio of net expenses to average net assets	0.69	%(f)	0.47%	0.07%		0.16	%(f)	0.41%	0.70%	0.70%

Ratio of total expenses to average net assets	0.69	%(f)	0.70%	0.70%		0.70	%(f)	0.70%	0.70%	0.71%

Ratio of net investment income to average net assets	3.81	%(f)	0.69%	0.01%		—	%(e)(f)	0.28%	1.60%	0.79%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	63

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Preferred Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.011	—	(b)	—	(b)	0.007	0.020	0.012

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.002	— (b)	— (b)

Total from investment operations	0.021		0.011	—	(b)	—	(b)	0.009	0.020	0.012

Distributions to shareholders from net investment income	(0.021)		(0.011)	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.011)	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.13%		1.07%	0.01%		—	%(e)	0.86%	2.06%	1.24%

Net assets, end of period (in 000’s)	$98,490		$36,610	$78,191		$137,607		$113,769	$92,406	$45,007

Ratio of net expenses to average net assets	0.29	%(f)	0.24%	0.07%		0.16	%(f)	0.29%	0.30%	0.30%

Ratio of total expenses to average net assets	0.29	%(f)	0.30%	0.30%		0.30	%(f)	0.30%	0.30%	0.31%

Ratio of net investment income to average net assets	4.34	%(f)	0.99%	—	%(e)	—	%(e)(f)	0.68%	2.02%	1.24%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Select Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.011	—	(b)	—	(b)	0.006	0.021	0.015

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.003	— (b)	(0.002)

Total from investment operations	0.022		0.011	—	(b)	—	(b)	0.009	0.021	0.013

Distributions to shareholders from net investment income	(0.022)		(0.011)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.011)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.16%		1.12%	0.01%		—	%(e)	0.92%	2.13%	1.31%

Net assets, end of period (in 000’s)	$329,572		$444,262	$208,542		$336,761		$495,422	$141,728	$370,898

Ratio of net expenses to average net assets	0.22	%(f)	0.19%	0.07%		0.16	%(f)	0.23%	0.23%	0.23%

Ratio of total expenses to average net assets	0.22	%(f)	0.23%	0.23%		0.23	%(f)	0.23%	0.23%	0.24%

Ratio of net investment income to average net assets	4.29	%(f)	1.38%	0.01%		—	%(e)(f)	0.60%	2.09%	1.49%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Administration Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.020		0.010	—	(b)	—	(b)	0.008	0.019	0.011

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.020		0.010	—	(b)	—	(b)	0.008	0.019	0.011

Distributions to shareholders from net investment income	(0.020)		(0.010)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.020)		(0.010)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.05%		0.96%	0.01%		—	%(e)	0.75%	1.91%	1.09%

Net assets, end of period (in 000’s)	$2,042,234		$2,188,569	$2,038,029		$1,578,689		$1,493,968	$1,716,942	$2,361,026

Ratio of net expenses to average net assets	0.44	%(f)	0.34%	0.07%		0.16	%(f)	0.40%	0.45%	0.45%

Ratio of total expenses to average net assets	0.44	%(f)	0.45%	0.45%		0.45	%(f)	0.45%	0.45%	0.46%

Ratio of net investment income to average net assets	4.10	%(f)	0.95%	0.01%		—	%(e)(f)	0.72%	1.86%	1.07%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Cash Management Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.007	—	(b)	—	(b)	0.004	0.014	0.006

Net realized loss	—	(b)	— (b)	—	(b)	—	(b)	— (b)	(0.001)	(0.001)

Total from investment operations	0.018		0.007	—	(b)	—	(b)	0.004	0.013	0.005

Distributions to shareholders from net investment income	(0.018)		(0.007)	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	—	— (b)	— (b)

Total distributions(c)	(0.018)		(0.007)	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.77%		0.66%	0.01%		—	%(e)	0.43%	1.35%	0.54%

Net assets, end of period (in 000’s)	$32,119		$6,964	$11,716		$9,744		$10,781	$12,515	$64

Ratio of net expenses to average net assets	0.99	%(f)	0.54%	0.07%		0.16	%(f)	0.73%	1.00%	1.00%

Ratio of total expenses to average net assets	0.99	%(f)	1.00%	1.00%		1.00	%(f)	1.00%	1.00%	1.01%

Ratio of net investment income to average net assets	3.60	%(f)	0.31%	0.01%		—	%(e)(f)	0.40%	1.36%	0.60%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	65

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Premier Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.020		0.009	—	(b)	—	(b)	0.007	0.018	0.011

Net realized loss	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	(0.001)

Total from investment operations	0.020		0.009	—	(b)	—	(b)	0.007	0.018	0.010

Distributions to shareholders from net investment income	(0.020)		(0.009)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.020)		(0.009)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.00%		0.90%	0.01%		—	%(e)	0.69%	1.80%	0.99%

Net assets, end of period (in 000’s)	$240,062		$215,864	$204,641		$162,524		$161,117	$151,939	$152,344

Ratio of net expenses to average net assets	0.54	%(f)	0.39%	0.07%		0.16	%(f)	0.45%	0.55%	0.55%

Ratio of total expenses to average net assets	0.54	%(f)	0.55%	0.55%		0.55	%(f)	0.55%	0.55%	0.56%

Ratio of net investment income to average net assets	4.00	%(f)	0.87%	0.01%		—	%(f)	0.65%	1.76%	1.12%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Resource Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.019		0.009	—		0.001		0.003	0.016	0.009

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.003	— (b)	— (b)

Total from investment operations	0.019		0.009	—	(b)	0.001		0.006	0.016	0.009

Distributions to shareholders from net investment income	(0.019)		(0.009)	—	(b)	(0.001)		(0.006)	(0.016)	(0.009)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.019)		(0.009)	—	(b)	(0.001)		(0.006)	(0.016)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.85%		0.73%	0.01%		—	%(e)	0.52%	1.50%	0.69%

Net assets, end of period (in 000’s)	$1		$1	$1		$1		$1	$1	$1

Ratio of net expenses to average net assets	0.54	%(f)	0.37%	0.07%		0.16	%(f)	0.41%	0.56%	0.55%

Ratio of total expenses to average net assets	0.85	%(f)	0.85%	0.85%		0.85	%(f)	0.85%	0.85%	0.86%

Ratio of net investment income to average net assets	4.03	%(f)	0.85%	0.03%		0.36	%(f)	0.57%	1.61%	0.87%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

66	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Loop Class Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Period Ended November 30, 2021*
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(a)	0.022		0.011	—	(b)

Net realized gain	—	(b)	— (b)	—	(b)

Total from investment operations	0.022		0.011	—	(b)

Distributions to shareholders from net investment income	(0.022)		(0.011)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)

Total distributions(c)	(0.022)		(0.011)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00

Total return(d)	2.18%		1.14%	0.01%

Net assets, end of period (in 000’s)	$60,432		$152,101	$200,012

Ratio of net expenses to average net assets	0.19	%(e)	0.17%	0.07	%(e)

Ratio of total expenses to average net assets	0.19	%(e)	0.20%	0.20	%(e)

Ratio of net investment income to average net assets	4.37	%(e)	1.08%	0.01	%(e)

*	Commenced operations on August 23, 2021.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Treasury Instruments Fund — Seelaus Class Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Period Ended November 30, 2021*
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(a)	0.022		0.011	—	(b)

Net realized loss	—	(b)	— (b)	—	(b)

Total from investment operations	0.022		0.011	—	(b)

Distributions to shareholders from net investment income	(0.022)		(0.011)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)

Total distributions(c)	(0.022)		(0.011)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00

Total return(d)	2.18%		1.14%	0.01%

Net assets, end of period (in 000’s)	$10		$10	$10

Ratio of net expenses to average net assets	0.19	%(e)	0.17%	0.07	%(e)

Ratio of total expenses to average net assets	0.19	%(e)	0.20%	0.20	%(e)

Ratio of net investment income to average net assets	4.52	%(e)	1.15%	0.03	%(e)

*	Commenced operations on August 23, 2021.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	67

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Institutional Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.007	0.022	0.013

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.002	— (b)	0.001

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.009	0.022	0.014

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.022)	(0.014)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.022)	(0.014)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.24%		1.24%	0.02%		—	%(e)	0.94%	2.20%	1.37%

Net assets, end of period (in 000’s)	$36,276,616		$39,033,144	$21,699,895		$34,576,104		$22,518,304	$12,649,125	$10,649,826

Ratio of net expenses to average net assets	0.20	%(f)	0.18%	0.07%		0.15	%(f)	0.20%	0.20%	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%		0.20	%(f)	0.20%	0.20%	0.21%

Ratio of net investment income to average net assets	4.46	%(f)	1.56%	0.01%		0.01	%(f)	0.68%	2.17%	1.31%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Capital Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.011	—	(b)	—	(b)	0.007	0.020	0.012

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	— (b)

Total from investment operations	0.022		0.011	—	(b)	—	(b)	0.008	0.020	0.012

Distributions to shareholders from net investment income	(0.022)		(0.011)	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.011)	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.16%		1.13%	0.02%		—	%(e)	0.80%	2.05%	1.21%

Net assets, end of period (in 000’s)	$820,768		$743,723	$371,230		$330,016		$372,260	$390,680	$299,105

Ratio of net expenses to average net assets	0.35	%(f)	0.29%	0.07%		0.15	%(f)	0.34%	0.35%	0.35%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.35%		0.35	%(f)	0.35%	0.35%	0.36%

Ratio of net investment income to average net assets	4.30	%(f)	1.29%	0.01%		—	%(e)(f)	0.74%	2.01%	1.19%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

68	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Service Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.020		0.009	—	(b)	—	(b)	0.006	0.017	0.009

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.020		0.009	—	(b)	—	(b)	0.006	0.017	0.009

Distributions to shareholders from net investment income	(0.020)		(0.009)	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.020)		(0.009)	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.99%		0.92%	0.02%		—	%(e)	0.59%	1.69%	0.86%

Net assets, end of period (in 000’s)	$1,579,130		$1,408,940	$1,703,918		$911,413		$937,649	$936,398	$1,342,308

Ratio of net expenses to average net assets	0.70	%(f)	0.50%	0.07%		0.15	%(f)	0.55%	0.70%	0.70%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.70%		0.70	%(f)	0.70%	0.70%	0.71%

Ratio of net investment income to average net assets	3.95	%(f)	0.89%	0.01%		—	%(e)(f)	0.55%	1.67%	0.88%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Preferred Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.008	0.021	0.013

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.008	0.021	0.013

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.008)	(0.021)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.008)	(0.021)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.19%		1.17%	0.02%		—	%(e)	0.84%	2.10%	1.26%

Net assets, end of period (in 000’s)	$928,746		$682,319	$500,987		$440,733		$771,943	$461,459	$173,807

Ratio of net expenses to average net assets	0.30	%(f)	0.25%	0.07%		0.15	%(f)	0.30%	0.30%	0.30%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.30%		0.30	%(f)	0.30%	0.30%	0.31%

Ratio of net investment income (loss) to average net assets	4.40	%(f)	1.27%	0.01%		(0.01	)%(f)	0.76%	2.08%	1.28%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	69

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Select Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.007	0.021	0.015

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.002	— (b)	(0.002)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.009	0.021	0.013

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.22%		1.22%	0.02%		—	%(e)	0.91%	2.17%	1.34%

Net assets, end of period (in 000’s)	$54,785		$163,715	$87,703		$213,174		$178,351	$50,890	$134,034

Ratio of net expenses to average net assets	0.23	%(f)	0.20%	0.07%		0.15	%(f)	0.23%	0.23%	0.23%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%	0.23%		0.23	%(f)	0.23%	0.23%	0.24%

Ratio of net investment income to average net assets	4.36	%(f)	1.48%	0.01%		—	%(e)(f)	0.70%	2.08%	1.46%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Administration Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.011	—	(b)	—	(b)	0.007	0.019	0.011

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.021		0.011	—	(b)	—	(b)	0.007	0.019	0.011

Distributions to shareholders from net investment income	(0.021)		(0.011)	—	(b)	—	(b)	(0.007)	(0.019)	(0.011)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.011)	—	(b)	—	(b)	(0.007)	(0.019)	(0.011)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.11%		1.06%	0.02%		—	%(e)	0.73%	1.95%	1.11%

Net assets, end of period (in 000’s)	$2,157,298		$1,986,064	$2,923,435		$2,380,299		$2,088,737	$2,034,113	$1,810,200

Ratio of net expenses to average net assets	0.45	%(f)	0.36%	0.07%		0.15	%(f)	0.40%	0.45%	0.45%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%		0.45	%(f)	0.45%	0.45%	0.46%

Ratio of net investment income to average net assets	4.21	%(f)	1.15%	0.01%		—	%(e)(f)	0.65%	1.91%	1.14%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

70	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Cash Management Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.008	—	(b)	—	(b)	0.003	0.013	0.004

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.001	0.001	0.002

Total from investment operations	0.018		0.008	—	(b)	—	(b)	0.004	0.014	0.006

Distributions to shareholders from net investment income	(0.018)		(0.008)	—	(b)	—	(b)	(0.004)	(0.014)	(0.006)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.018)		(0.008)	—	(b)	—	(b)	(0.004)	(0.014)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.83%		0.76%	0.02%		—	%(e)	0.43%	1.39%	0.56%

Net assets, end of period (in 000’s)	$15,073		$28,115	$29,933		$20,187		$13,015	$22,364	$48

Ratio of net expenses to average net assets	1.00	%(f)	0.63%	0.07%		0.15	%(f)	0.68%	1.00%	1.00%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.00%		1.00	%(f)	1.00%	1.00%	1.01%

Ratio of net investment income to average net assets	3.60	%(f)	0.60%	0.01%		0.01	%(f)	0.35%	1.29%	0.43%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Premier Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.010	—	(b)	—	(b)	0.006	0.018	0.013

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	(0.004)

Total from investment operations	0.021		0.010	—	(b)	—	(b)	0.007	0.018	0.009

Distributions to shareholders from net investment income	(0.021)		(0.010)	—	(b)	—	(b)	(0.007)	(0.018)	(0.009)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.010)	—	(b)	—	(b)	(0.007)	(0.018)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.06%		1.00%	0.02%		—	%(e)	0.68%	1.84%	1.01%

Net assets, end of period (in 000’s)	$13,689		$42,003	$13,495		$13,573		$17,568	$17,485	$16,492

Ratio of net expenses to average net assets	0.55	%(f)	0.45%	0.07%		0.15	%(f)	0.46%	0.55%	0.55%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%	0.55%		0.55	%(f)	0.55%	0.55%	0.56%

Ratio of net investment income to average net assets	4.05	%(f)	1.45%	0.01%		—	%(e)(f)	0.62%	1.82%	1.32%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	71

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Resource Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.019		0.009	—	(b)	0.001		0.006	0.016	0.008

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.019		0.009	—	(b)	0.001		0.006	0.016	0.008

Distributions to shareholders from net investment income	(0.019)		(0.009)	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.019)		(0.009)	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.91%		0.83%	0.02%		—	%(e)	0.51%	1.54%	0.71%

Net assets, end of period (in 000’s)	$54,134		$1	$1		$1		$1	$1	$1

Ratio of net expenses to average net assets	0.85	%(f)	0.35%	0.07%		0.15	%(f)	0.39%	0.56%	0.56%

Ratio of total expenses to average net assets	0.85	%(f)	0.85%	0.85%		0.85	%(f)	0.85%	0.85%	0.86%

Ratio of net investment income to average net assets	4.29	%(f)	0.88%	0.03%		0.34	%(f)	0.59%	1.59%	0.78%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

72	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Institutional Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.007	0.021	0.013

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.003	— (b)	— (b)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.010	0.021	0.013

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.24%		1.24%	0.01%		—	%(e)	0.96%	2.17%	1.34%

Net assets, end of period (in 000’s)	$14,215,471		$14,341,376	$9,632,239		$10,518,867		$11,543,913	$7,395,030	$7,667,540

Ratio of net expenses to average net assets	0.20	%(f)	0.17%	0.09%		0.17	%(f)	0.20%	0.20%	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%		0.20	%(f)	0.20%	0.20%	0.21%

Ratio of net investment income to average net assets	4.46	%(f)	1.41%	—	%(e)	—	%(e)(f)	0.70%	2.11%	1.31%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Capital Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.011	—	(b)	—	(b)	0.007	0.020	0.012

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	— (b)

Total from investment operations	0.022		0.011	—	(b)	—	(b)	0.008	0.020	0.012

Distributions to shareholders from net investment income	(0.022)		(0.011)	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.011)	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.17%		1.13%	0.01%		—	%(e)	0.83%	2.02%	1.19%

Net assets, end of period (in 000’s)	$242,400		$206,167	$243,876		$234,344		$201,227	$162,212	$165,645

Ratio of net expenses to average net assets	0.35	%(f)	0.27%	0.09%		0.17	%(f)	0.32%	0.35%	0.35%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.35%		0.35	%(f)	0.35%	0.35%	0.36%

Ratio of net investment income to average net assets	4.33	%(f)	0.94%	—	%(e)	—	%(e)(f)	0.65%	1.97%	1.15%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	73

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Service Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.020		0.009	—	(b)	—	(b)	0.005	0.016	0.008

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	— (b)

Total from investment operations	0.020		0.009	—	(b)	—	(b)	0.006	0.016	0.008

Distributions to shareholders from net investment income	(0.020)		(0.009)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.020)		(0.009)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.99%		0.91%	0.01%		—	%(e)	0.62%	1.66%	0.84%

Net assets, end of period (in 000’s)	$127,253		$158,102	$233,842		$240,184		$208,499	$124,910	$155,808

Ratio of net expenses to average net assets	0.70	%(f)	0.45%	0.09%		0.17	%(f)	0.50%	0.70%	0.70%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.70%		0.70	%(f)	0.70%	0.70%	0.71%

Ratio of net investment income to average net assets	3.93	%(f)	0.81%	—	%(e)	—	%(e)(f)	0.47%	1.60%	0.83%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Preferred Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.008	0.020	0.013

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	(0.001)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.009	0.020	0.012

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.19%		1.17%	0.01%		—	%(e)	0.87%	2.07%	1.24%

Net assets, end of period (in 000’s)	$60,895		$64,568	$51,188		$59,340		$52,791	$38,419	$19,545

Ratio of net expenses to average net assets	0.30	%(f)	0.24%	0.09%		0.17	%(f)	0.29%	0.30%	0.30%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.30%		0.30	%(f)	0.30%	0.30%	0.31%

Ratio of net investment income to average net assets	4.34	%(f)	1.14%	—	%(e)	—	%(e)(f)	0.78%	2.04%	1.26%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

74	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Select Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.009	0.021	0.013

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.009	0.021	0.013

Distributions to shareholders from net investment income	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.23%		1.22%	0.01%		—	%(e)	0.93%	2.14%	1.31%

Net assets, end of period (in 000’s)	$8,284		$10,533	$5,519		$6,547		$7,067	$8,325	$7,439

Ratio of net expenses to average net assets	0.23	%(f)	0.20%	0.09%		0.17	%(f)	0.23%	0.23%	0.23%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%	0.23%		0.23	%(f)	0.23%	0.23%	0.24%

Ratio of net investment income to average net assets	4.40	%(f)	1.51%	—	%(e)	—	%(e)(f)	0.91%	2.07%	1.27%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Administration Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.011	—	(b)	—	(b)	0.006	0.019	0.011

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.002	— (b)	— (b)

Total from investment operations	0.021		0.011	—	(b)	—	(b)	0.008	0.019	0.011

Distributions to shareholders from net investment income	(0.021)		(0.011)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.011)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.12%		1.06%	0.01%		—	%(e)	0.77%	1.92%	1.09%

Net assets, end of period (in 000’s)	$858,922		$803,909	$375,220		$610,539		$443,470	$473,937	$360,817

Ratio of net expenses to average net assets	0.45	%(f)	0.37%	0.09%		0.17	%(f)	0.38%	0.45%	0.45%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%		0.45	%(f)	0.45%	0.45%	0.46%

Ratio of net investment income to average net assets	4.21	%(f)	1.16%	—	%(e)	—	%(e)(f)	0.61%	1.85%	1.09%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	75

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Cash Management Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.008	—	(b)	—	(b)	0.004	0.013	0.005

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.018		0.008	—	(b)	—	(b)	0.004	0.013	0.005

Distributions to shareholders from net investment income	(0.018)		(0.008)	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.018)		(0.008)	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.84%		0.76%	0.01%		—	%(e)	0.45%	1.36%	0.54%

Net assets, end of period (in 000’s)	$351,501		$320,794	$371,768		$262,647		$272,981	$223,501	$23,332

Ratio of net expenses to average net assets	1.00	%(f)	0.61%	0.09%		0.17	%(f)	0.70%	1.00%	1.00%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.00%		1.00	%(f)	1.00%	1.00%	1.01%

Ratio of net investment income to average net assets	3.65	%(f)	0.64%	—	%(e)	—	%(e)(f)	0.37%	1.31%	0.54%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Premier Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.010	—	(b)	—	(b)	0.006	0.018	0.011

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	(0.001)

Total from investment operations	0.021		0.010	—	(b)	—	(b)	0.007	0.018	0.010

Distributions to shareholders from net investment income	(0.021)		(0.010)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.010)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.06%		1.00%	0.01%		—	%(e)	0.71%	1.82%	0.99%

Net assets, end of period (in 000’s)	$101,181		$91,667	$122,233		$79,208		$127,497	$161,003	$45,627

Ratio of net expenses to average net assets	0.55	%(f)	0.39%	0.09%		0.17	%(f)	0.45%	0.55%	0.55%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%	0.55%		0.55	%(f)	0.55%	0.55%	0.56%

Ratio of net investment income to average net assets	4.11	%(f)	0.85%	—	%(e)	—	%(e)(f)	0.63%	1.77%	1.10%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

76	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Resource Shares	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.020		0.009	—		0.001		0.006	0.016	0.008

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.020		0.009	—	(b)	0.001		0.006	0.016	0.008

Distributions to shareholders from net investment income	(0.020)		(0.009)	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—		—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.020)		(0.009)	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.91%		0.83%	0.01%		—	%(e)	0.53%	1.51%	0.69%

Net assets, end of period (in 000’s)	$1		$1	$1		$1		$1	$1	$1

Ratio of net expenses to average net assets	0.85	%(f)	0.34%	0.09%		0.17	%(f)	0.40%	0.56%	0.55%

Ratio of total expenses to average net assets	0.85	%(f)	0.85%	0.85%		0.85	%(f)	0.85%	0.85%	0.86%

Ratio of net investment income to average net assets	3.94	%(f)	0.93%	0.03%		0.34	%(f)	0.59%	1.59%	0.84%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements

May 31, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Federal Instruments	Class D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, and Premier	Diversified
Government	Class A, Class C, Class D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, Class R6, Drexel Hamilton Class, Loop Class, and Seelaus Class	Diversified
Money Market, Treasury Obligations and Treasury Solutions	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, and Resource	Diversified
Prime Obligations	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, and Drexel Hamilton Class	Diversified
Treasury Instruments	Class D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, Loop Class, and Seelaus Class	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The following Funds were designated by the Board of Trustees (“Trustees”) as “institutional money market funds” under Rule 2a-7 under the Act: Financial Square Money Market Fund and Financial Square Prime Obligations Fund (the “Institutional Money Market Funds”). Each of the Institutional Money Market Funds must price its shares at a net asset value (“NAV”) reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Institutional Money Market Funds have adopted policies and procedures that allow the Trustees to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Funds, except for the Institutional Money Market Funds, is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances

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GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

approved by the Trustees, GSAM evaluates daily the difference between each Fund’s NAV per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long- term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

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GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2023, all investments, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G7 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

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GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2023, Goldman Sachs retained $1,384 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 29, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and 0.16% for the Financial Square Government, Financial Square Money Market and Financial Square Prime Obligations Funds. The Transfer Agency Fee is 0.01% for all funds.

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares(a)	Class C Shares(a)		Capital Shares	Service Shares		Preferred Shares	Select Shares	Administration Shares	Cash Management Shares		Premier Shares	Resource Shares
Administration, Service and/or Shareholder Administration Fees[1]	N/A	0.25%		0.15%	0.25%		0.10%	0.03%	0.25%	0.50%		0.35%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.75	(b)	N/A	0.25	(c)	N/A	N/A	N/A	0.30	(b)	N/A	0.15	(c)

N/A	— Fees not applicable to respective share class
1	Class D Shares, Institutional Shares, Class R6 Shares, Drexel Hamilton Class Shares, Loop Class Shares, and Seelaus Class Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.
(a)	Government Fund only.
(b)	Distribution (12b-1) fee only.
(c)	Service (12b-1) fee only.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

During the six months ended May 31, 2023, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended May 31, 2023, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Transfer Agency Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Other Expense Reimbursements	Total Expense Reductions
Money Market	$—	$—	$—	$25	$25
Prime Obligations	—	—	—	73	73

For the six months ended May 31, 2023, the net effective management fee rate was 0.16% for the Financial Square Government Fund, Financial Square Money Market, and Financial Square Prime Obligations, and 0.18% for Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended May 31, 2023, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Government	$—	$1,273,773,525	$(879,875)
Treasury Instruments	1,499,615,640	—	—
Treasury Obligations	—	208,646,523	(149,822)
Treasury Solutions	—	16,495,772	(10,979)

As of May 31, 2023, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Select Shares	Preferred Shares	Capital Shares	Service Shares	Premier Shares	Resource Shares	Cash Management Shares	Seelaus Shares
Federal Instruments	100%	—%	100%	—%	100%	—%	—%	—%
Money Market	—	—	100	39	100	100	100	—
Prime Obligations	—	9	—	90	100	100	100	—
Treasury Instruments	—	—	—	—	—	100	—	100
Treasury Solutions	—	—	—	—	—	100	—	—

I.  Line of Credit Facility — As of May 31, 2023, the Funds participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2023, the Funds did not have any borrowings under the facility. Prior to April 19, 2023, the facility was $1,250,000,000.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2022, the Funds’ capital loss carryforward and certain timing differences on a tax basis were as follows:

	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Capital loss carryforward:
Perpetual Short-Term	$(1,041,718)	$(35,336,164)	$(7,285,407)	$(34,872)	$(35,065,851)	$(2,481,410)	$(2,290,539)
Perpetual Long-Term	$(7,708)	$(659,930)	$—	$—	$(89,730)	$(31,972)	$(15,526)
Timing differences (Distribution Payable and Post-October Capital Loss Deferral)	$(2,429,744)	$(354,827,944)	$(2,209,529)	$(1,860,004)	$(112,749,674)	$(72,481,510)	$(20,296,343)

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Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

5. TAX INFORMATION (continued)

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to a Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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6. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

After the end of the Reporting Period, at a meeting of the Board of Trustees of Goldman Sachs Trust held on June 13-14, 2023, the Trustees approved, on behalf of the Funds, the termination of the Resource, Premier, Select, Capital, Cash Management and Service Share Classes (together, the “Terminated Share Classes”) of the following Funds (the “Termination”):

Fund	Terminated Share Class(es)
Financial Square Money Market Fund	Resource, Capital, Cash Management, Premier
Financial Square Prime Obligations Fund	Resource, Cash Management, Premier, Service
Financial Square Treasury Instruments Fund	Resource
Financial Square Treasury Solutions Fund	Resource
Financial Square Federal Instruments Fund	Premier, Select

The Termination took effect on July 14, 2023.

All other subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Federal Instruments Fund

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022

	Shares	Shares

Class D*
Shares sold	13,144,266	—
Reinvestment of distributions of distributions	148,118	—
Shares redeemed	(1,482,599)	—
	11,809,785	—
Institutional Shares
Shares sold	10,110,893,567	8,376,812,583
Reinvestment of distributions of distributions	88,272,265	25,024,021
Shares redeemed	(8,154,362,337)	(7,839,824,900)
	2,044,803,495	562,011,704
Capital Shares
Shares sold	—	—
Reinvestment of distributions of distributions	2,496	2,765
Shares redeemed	(78,421)	(400,016)
	(75,925)	(397,251)
Service Shares
Shares sold	28,545,291	4,293,024
Reinvestment of distributions of distributions	341,715	1,139
Shares redeemed	(3,147,863)	(4,077,082)
	25,739,143	217,081
Preferred Shares
Shares sold	134,570,057	360,197,598
Reinvestment of distributions of distributions	3,473,492	2,105,271
Shares redeemed	(189,910,913)	(190,781,440)
	(51,867,364)	171,521,429
Select Shares
Shares sold	—	—
Reinvestment of distributions of distributions	1,110	575
Shares redeemed	—	—
	1,110	575
Administration Shares
Shares sold	209,138,917	186,605,628
Reinvestment of distributions of distributions	1,648,698	279,216
Shares redeemed	(149,237,566)	(171,567,363)
	61,550,049	15,317,481
Cash Management Shares
Shares sold	34,878,416	107,662,429
Reinvestment of distributions of distributions	219,290	207,209
Shares redeemed	(28,584,825)	(227,615,035)
	6,512,881	(119,745,397)
Premier Shares
Shares sold	—	83
Reinvestment of distributions of distributions	1,079	491
Shares redeemed	—	(83)
	1,079	491

NET INCREASE IN SHARES	2,098,474,253	628,926,113

*	Commenced operations on January 31, 2023.

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GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Government Fund

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022

	Shares	Shares

Class A Shares
Shares sold	1,748,163,013	724,705,532
Reinvestment of distributions	21,986,367	5,053,128
Shares redeemed	(758,466,018)	(720,906,057)
	1,011,683,362	8,852,603
Class C Shares
Shares sold	1,676,288	4,391,710
Reinvestment of distributions	102,661	39,610
Shares redeemed	(1,355,881)	(3,882,126)
	423,068	549,194
Class D Shares
Shares sold	149,304,391	10,000
Reinvestment of distributions	1,256,291	81
Shares redeemed	(56,498,420)	—
	94,062,262	10,081
Institutional Shares
Shares sold	953,925,446,888	1,581,734,873,496
Proceeds received in connection with merger	—	2,255,778,831
Reinvestment of distributions	2,695,801,445	1,271,713,322
Shares redeemed	(944,519,554,152)	(1,550,038,453,745)
	12,101,694,181	35,223,911,904
Capital Shares
Shares sold	8,743,736,738	23,494,641,775
Reinvestment of distributions	15,324,357	8,757,553
Shares redeemed	(8,890,125,467)	(22,091,174,929)
	(131,064,372)	1,412,224,399
Service Shares
Shares sold	2,527,478,493	3,972,036,209
Reinvestment of distributions	12,275,454	3,360,663
Shares redeemed	(2,260,816,269)	(3,693,694,567)
	278,937,678	281,702,305
Preferred Shares
Shares sold	3,316,200,035	5,905,817,775
Reinvestment of distributions	11,197,503	4,239,309
Shares redeemed	(3,261,832,527)	(5,245,706,644)
	65,565,011	664,350,440
Select Shares
Shares sold	2,469,465,693	3,701,515,106
Reinvestment of distributions	25,119,380	10,596,026
Shares redeemed	(2,227,116,333)	(3,774,484,508)
	267,468,740	(62,373,376)

87

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Government Fund (continued)

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022

	Shares	Shares

Administration Shares
Shares sold	19,146,008,141	38,762,005,769
Proceeds received in connection with merger	—	534,947,228
Reinvestment of distributions	47,611,877	22,748,003
Shares redeemed	(19,066,403,585)	(38,045,281,824)
	127,216,433	1,274,419,176
Cash Management Shares
Shares sold	1,138,588,715	1,036,588,962
Reinvestment of distributions	4,085,075	1,095,139
Shares redeemed	(996,993,824)	(1,191,586,499)
	145,679,966	(153,902,398)
Premier Shares
Shares sold	140,350,676	11,417,599,618
Reinvestment of distributions	2,396,874	23,886,507
Shares redeemed	(323,217,847)	(20,998,951,583)
	(180,470,297)	(9,557,465,458)
Resource Shares
Shares sold	500,999	4,351,777
Reinvestment of distributions	165,859	77,483
Shares redeemed	(1,385,286)	(5,662,329)
	(718,428)	(1,233,069)
Class R6 Shares
Shares sold	423,540,565	840,423,196
Reinvestment of distributions	6,299,766	3,471,948
Shares redeemed	(415,915,702)	(887,151,587)
	13,924,629	(43,256,443)
Drexel Hamilton Class Shares
Shares sold	43,365,086,644	75,435,214,756
Reinvestment of distributions	36,645,116	15,033,426
Shares redeemed	(41,914,869,759)	(72,834,766,512)
	1,486,862,001	2,615,481,670
Loop Class Shares
Shares sold	17,309,923,633	40,860,864,440
Reinvestment of distributions	37,164,866	10,538,450
Shares redeemed	(16,624,629,707)	(39,009,860,182)
	722,458,792	1,861,542,708
Seelaus Class Shares
Shares sold	1,694,301,742	4,423,909,709
Reinvestment of distributions	24,346,793	9,894,606
Shares redeemed	(2,009,697,740)	(2,428,526,473)
	(291,049,205)	2,005,277,842

NET INCREASE IN SHARES	15,712,673,821	35,530,091,578

88

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Money Market Fund

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Fiscal Year Ended November 30, 2022

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	7,496,489,767	$7,499,940,107	22,557,995,784	$22,569,045,531
Reinvestment of distributions	65,908,203	65,935,703	47,121,197	47,143,796
Shares redeemed	(9,787,860,740)	(9,792,252,658)	(23,680,125,237)	(23,691,749,089)
	(2,225,462,770)	(2,226,376,848)	(1,075,008,256)	(1,075,559,762)
Capital Shares
Shares sold	—	—	—	—
Reinvestment of distributions	24	24	13	13
Shares redeemed	—	—	—	—
	24	24	13	13
Service Shares
Shares sold	—	—	—	—
Reinvestment of distributions	56	56	26	26
Shares redeemed	—	—	—	—
	56	56	26	26
Preferred Shares
Shares sold	—	—	—	—
Reinvestment of distributions	1,521	1,522	847	847
Shares redeemed	—	—	—	—
	1,521	1,522	847	847
Select Shares
Shares sold	7,549,850	7,550,000	30	30
Reinvestment of distributions	63,839	63,846	19,047	19,052
Shares redeemed	(2,569,497)	(2,569,565)	(2,377,841)	(2,378,953)
	5,044,192	5,044,281	(2,358,764)	(2,359,871)
Administration Shares
Shares sold	574,731	575,001	1,249,425	1,250,000
Reinvestment of distributions	53,918	53,937	25,145	25,156
Shares redeemed	(927,604)	(928,160)	(11,332)	(11,338)
	(298,955)	(299,222)	1,263,238	1,263,818
Cash Management Shares
Shares sold	—	—	—	—
Reinvestment of distributions	20	20	9	9
Shares redeemed	—	—	—	—
	20	20	9	9
Premier Shares
Shares sold	—	—	—	—
Reinvestment of distributions	23	23	11	11
Shares redeemed	—	—	—	—
	23	23	11	11
Resource Shares
Shares sold	—	—	—	—
Reinvestment of distributions	21	21	9	9
Shares redeemed	—	—	—	—
	21	21	9	9

NET DECREASE IN SHARES	(2,220,715,868)	$(2,221,630,123)	(1,076,102,867)	$(1,076,654,900)

89

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Prime Obligations Fund

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Fiscal Year Ended November 30, 2022

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	4,025,328,704	$4,029,479,171	6,492,330,328	$6,498,649,154
Reinvestment of distributions	53,508,629	53,562,121	17,144,714	17,161,759
Shares redeemed	(3,238,809,088)	(3,242,144,428)	(5,436,861,096)	(5,442,147,698)
	840,028,245	840,896,864	1,072,613,946	1,073,663,215
Capital Shares
Shares sold	—	—	—	—
Reinvestment of distributions	10,530	10,540	6,569	6,574
Shares redeemed	(112,197)	(112,299)	(376,099)	(376,450)
	(101,667)	(101,759)	(369,530)	(369,876)
Service Shares
Shares sold	1	1	3,521,303	3,524,823
Reinvestment of distributions	22	23	10	10
Shares redeemed	(1)	(1)	(3,520,386)	(3,523,906)
	22	23	927	927
Preferred Shares
Shares sold	1,896,293	1,898,000	—	—
Reinvestment of distributions	15,520	15,532	172	172
Shares redeemed	(1,914,002)	(1,915,372)	—	—
	(2,189)	(1,840)	172	172
Select Shares
Shares sold	11,286,746	11,297,257	59,763,931	59,817,500
Reinvestment of distributions	285,606	285,856	325,308	325,610
Shares redeemed	(6,993,371)	(7,000,000)	(58,987,989)	(59,041,080)
	4,578,981	4,583,113	1,101,250	1,102,030
Administration Shares
Shares sold	24,804	24,829	4,332,439	4,336,610
Reinvestment of distributions	114,595	114,707	59,728	59,784
Shares redeemed	(20,884)	(20,905)	(3,495,305)	(3,498,537)
	118,515	118,631	896,862	897,857
Cash Management Shares
Shares sold	—	—	—	—
Reinvestment of distributions	20	20	9	9
Shares redeemed	—	—	—	—
	20	20	9	9
Premier Shares
Shares sold	—	—	—	—
Reinvestment of distributions	23	23	11	11
Shares redeemed	—	—	—	—
	23	23	11	11
Resource Shares
Shares sold	—	—	—	—
Reinvestment of distributions	20	20	9	9
Shares redeemed	—	—	—	—
	20	20	9	9
Drexel Hamilton Classs Shares
Shares sold	79,942,340	80,001,297	134,183,741	134,300,000
Reinvestment of distributions	72,396	72,453	768	769
Shares redeemed	(29,814,492)	(29,841,359)	(140,190,293)	(140,311,058)
	50,200,244	50,232,391	(6,005,784)	(6,010,289)

NET INCREASE IN SHARES	894,822,214	$895,727,486	1,068,237,872	$1,069,284,065

90

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Instruments Fund

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022

Class D*
Shares sold	57,267,895	—
Reinvestment of distributions	426,272	—
Shares redeemed	(23,633,278)	—
	34,060,889	—
Institutional Shares
Shares sold	163,023,659,207	276,028,979,709
Reinvestment of distributions	1,039,366,456	627,519,132
Shares redeemed	(172,250,068,768)	(285,636,451,134)
	(8,187,043,105)	(8,979,952,293)
Capital Shares
Shares sold	3,779,522,993	8,518,980,927
Reinvestment of distributions	23,332,512	9,363,528
Shares redeemed	(3,857,656,896)	(8,397,449,709)
	(54,801,391)	130,894,746
Service Shares
Shares sold	1,302,768,499	2,226,510,537
Reinvestment of distributions	806,787	77,130
Shares redeemed	(1,580,257,417)	(2,884,029,181)
	(276,682,131)	(657,441,514)
Preferred Shares
Shares sold	188,857,751	390,915,918
Reinvestment of distributions	1,263,830	563,385
Shares redeemed	(128,241,088)	(433,054,069)
	61,880,493	(41,574,766)
Select Shares
Shares sold	402,118,993	437,811,703
Reinvestment of distributions	7,084,454	4,538,801
Shares redeemed	(523,944,142)	(206,557,224)
	(114,740,695)	235,793,280
Administration Shares
Shares sold	8,208,091,009	12,356,648,253
Reinvestment of distributions	35,071,318	17,237,586
Shares redeemed	(8,389,718,338)	(12,222,986,338)
	(146,556,011)	150,899,501

*	Commenced operations on January 31, 2023.

91

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Treasury Instruments Fund (continued)

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022

Cash Management Shares
Shares sold	66,869,686	37,894,834
Reinvestment of distributions	562,193	26,882
Shares redeemed	(42,276,473)	(42,672,120)
	25,155,406	(4,750,404)
Premier Shares
Shares sold	186,005,991	464,166,925
Reinvestment of distributions	21	9
Shares redeemed	(161,827,306)	(452,908,792)
	24,178,706	11,258,142
Resource Shares
Shares sold	—	—
Reinvestment of distributions	20	7
Shares redeemed	—	—
	20	7
Loop Class Shares
Shares sold	155,947,715	—
Reinvestment of distributions	3,260,309	2,114,925
Shares redeemed	(250,898,429)	(50,000,000)
	(91,690,405)	(47,885,075)
Seelaus Class Shares
Shares sold	17,223,346	—
Reinvestment of distributions	220	114
Shares redeemed	(17,223,346)	—
	220	114

NET DECREASE IN SHARES	(8,726,238,004)	(9,202,758,262)

92

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Obligations Fund

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022

Institutional Shares
Shares sold	238,343,074,091	306,013,482,808
Reinvestment of distributions	398,463,081	169,356,197
Shares redeemed	(241,498,913,158)	(288,848,879,958)
	(2,757,375,986)	17,333,959,047
Capital Shares
Shares sold	1,567,515,895	2,722,464,229
Reinvestment of distributions	8,456,010	4,756,486
Shares redeemed	(1,498,943,460)	(2,354,713,522)
	77,028,445	372,507,193
Service Shares
Shares sold	4,086,445,724	6,301,471,724
Reinvestment of distributions	1,856,395	517,726
Shares redeemed	(3,918,142,795)	(6,596,944,609)
	170,159,324	(294,955,159)
Preferred Shares
Shares sold	2,268,529,100	2,179,770,051
Reinvestment of distributions	5,372,963	1,622,306
Shares redeemed	(2,027,491,286)	(2,000,048,067)
	246,410,777	181,344,290
Select Shares
Shares sold	438,523,040	860,944,126
Reinvestment of distributions	3,050,862	1,957,218
Shares redeemed	(550,506,787)	(786,885,981)
	(108,932,885)	76,015,363
Administration Shares
Shares sold	6,277,567,662	13,619,785,414
Reinvestment of distributions	8,642,738	5,064,543
Shares redeemed	(6,115,019,827)	(14,562,189,898)
	171,190,573	(937,339,941)
Cash Management Shares
Shares sold	65,758,286	133,762,722
Reinvestment of distributions	580,530	223,273
Shares redeemed	(79,381,074)	(135,804,081)
	(13,042,258)	(1,818,086)
Premier Shares
Shares sold	28,659,052	119,494,355
Reinvestment of distributions	321,245	268,195
Shares redeemed	(57,295,768)	(91,253,878)
	(28,315,471)	28,508,672
Resource Shares
Shares sold	68,877,533	—
Reinvestment of distributions	122,375	8
Shares redeemed	(14,867,332)	—
	54,132,576	8

NET INCREASE (DECREASE) IN SHARES	(2,188,744,905)	16,758,221,387

93

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Solutions Fund

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022

Institutional Shares
Shares sold	32,918,367,932	43,164,435,870
Reinvestment of distributions	160,738,083	84,327,518
Shares redeemed	(33,205,356,216)	(38,539,289,877)
	(126,250,201)	4,709,473,511
Capital Shares
Shares sold	968,534,579	1,899,181,288
Reinvestment of distributions	4,744,672	1,940,570
Shares redeemed	(937,051,294)	(1,938,824,996)
	36,227,957	(37,703,138)
Service Shares
Shares sold	369,864,619	1,727,623,026
Reinvestment of distributions	771,061	410,478
Shares redeemed	(401,487,841)	(1,803,768,507)
	(30,852,161)	(75,735,003)
Preferred Shares
Shares sold	72,795,620	116,112,861
Reinvestment of distributions	1,019,191	569,014
Shares redeemed	(77,488,762)	(103,300,980)
	(3,673,951)	13,380,895
Select Shares
Shares sold	4,644,000	5,300,151
Reinvestment of distributions	219,317	99,055
Shares redeemed	(7,112,062)	(385,326)
	(2,248,745)	5,013,880
Administration Shares
Shares sold	1,777,639,470	3,627,882,858
Reinvestment of distributions	16,038,665	8,776,988
Shares redeemed	(1,738,685,697)	(3,207,953,386)
	54,992,438	428,706,460
Cash Management Shares
Shares sold	584,030,137	907,539,396
Reinvestment of distributions	271,435	240,223
Shares redeemed	(553,602,314)	(958,745,704)
	30,699,258	(50,966,085)
Premier Shares
Shares sold	244,447,558	481,364,793
Reinvestment of distributions	401,488	197,144
Shares redeemed	(235,337,129)	(512,124,964)
	9,511,917	(30,563,027)
Resource Shares
Shares sold	—	—
Reinvestment of distributions	20	8
Shares redeemed	—	—
	20	8

NET INCREASE (DECREASE) IN SHARES	(31,593,468)	4,961,607,501

94

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2023 (Unaudited)

As a shareholder of Class A, Class C, Class D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, Class R6, Drexel Hamilton Class, Loop Class or Seelaus Class Shares of a Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Institutional Shares and Class R6 Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares, Select Shares, Preferred Shares. Capital Shares, Administration Shares, Premier Shares, Service Shares, Class A Shares, Class C Shares, Class D Shares, Resource Shares, Cash Management Shares, Class R6 Shares, Drexel Hamilton Class, Loop Class or Seelaus Class Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 through May 31, 2023, which represents a period of 182 days in a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

95

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2023 (Unaudited) (continued)

	Federal Instruments Fund				Government Fund				Money Market Fund
Share Class	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*
Class A Shares
Actual	—	—		—	$1,000.00	$1,021.24		$2.14	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,022.82	+	2.14	—	—		—
Class C Shares
Actual	—	—		—	1,000.00	1,017.44		5.91	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,019.08	+	5.91	—	—		—
Class D Shares
Actual	$1,000.00	$1,018.31		$1.03	1,000.00	1,022.50		0.49
Hypothetical 5% return	1,000.00	1,023.92	+	1.03	1,000.00	1,013.35	+	0.49
Institutional Shares
Actual	1,000.00	1,022.37		1.03	1,000.00	1,022.50		0.88	$1,000.00	$1,023.01		$0.93
Hypothetical 5% return	1,000.00	1,023.92	+	1.03	1,000.00	1,024.06	+	0.88	1,000.00	1,024.01	+	0.93
Capital Shares
Actual	1,000.00	1,021.61		1.78	1,000.00	1,021.74		1.64	1,000.00	1,022.14		0.93
Hypothetical 5% return	1,000.00	1,023.17	+	1.79	1,000.00	1,023.31	+	1.64	1,000.00	1,024.01	+	0.93
Service Shares
Actual	1,000.00	1,019.83		3.54	1,000.00	1,019.97		3.40	1,000.00	1,020.57		3.65
Hypothetical 5% return	1,000.00	1,021.42	+	3.55	1,000.00	1,021.57	+	3.40	1,000.00	1,021.32	+	3.65
Preferred Shares
Actual	1,000.00	1,021.86		1.53	1,000.00	1,022.00		1.38	1,000.00	1,022.40		1.43
Hypothetical 5% return	1,000.00	1,023.42	+	1.53	1,000.00	1,023.56	+	1.38	1,000.00	1,023.52	+	1.43
Select Shares
Actual	1,000.00	1,022.22		1.17	1,000.00	1,022.35		1.03	1,000.00	1,022.86		1.08
Hypothetical 5% return	1,000.00	1,023.77	+	1.17	1,000.00	1,023.91	+	1.03	1,000.00	1,023.86	+	1.08
Administration Shares
Actual	1,000.00	1,021.10		2.29	1,000.00	1,021.24		2.14	1,000.00	1,021.74		2.19
Hypothetical 5% return	1,000.00	1,022.67	+	2.29	1,000.00	1,022.82	+	2.14	1,000.00	1,022.77	+	2.19
Cash Management Shares
Actual	1,000.00	1,018.31		5.05	1,000.00	1,018.45		4.90	1,000.00	1,019.05		4.42
Hypothetical 5% return	1,000.00	1,019.93	+	5.06	1,000.00	1,020.07	+	4.91	1,000.00	1,020.55	+	4.43
Premier Shares
Actual	1,000.00	1,020.59		2.79	1,000.00	1,020.73		2.64	1,000.00	1,021.23		2.65
Hypothetical 5% return	1,000.00	1,022.17	+	2.79	1,000.00	1,022.32	+	2.64	1,000.00	1,022.31	+	2.65
Resource Shares
Actual	—	—		—	1,000.00	1,019.21		4.15	1,000.00	1,019.81		2.67
Hypothetical 5% return	—	—		—	1,000.00	1,020.82	+	4.15	1,000.00	1,022.29	+	2.67
Class R6 Shares
Actual	—	—		—	1,000.00	1,022.50		0.88	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.06	+	0.88	—	—		—
Drexel Hamilton Class Shares
Actual	—	—		—	1,000.00	1,022.50		0.88	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.06	+	0.88	—	—		—
Loop Class Shares
Actual	—	—		—	1,000.00	1,022.50		0.88	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.06	+	0.88	—	—		—
Seelaus Class Shares
Actual	—	—		—	1,000.00	1,022.50		0.88	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.06	+	0.88	—	—		—
*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Class D Shares	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares	Class R6 Shares	Drexel Hamilton Class Shares	Loop Class Shares	Seelaus Class Shares
Federal Instruments Fund	—	—	0.20%	0.20%	0.35%	0.70%	0.30%	0.23%	0.45%	1.00%	0.55%	—	—	—	—	—
Government Fund	0.42%	1.17%	0.17	0.17	0.32	0.67	0.27	0.20	0.42	0.97	0.52	0.82%	0.17%	0.17%	0.17%	0.17%
Money Market Fund	—	—	—	0.18	0.33	0.68	0.28	0.21	0.43	0.98	0.53	0.83	—	—	—	—
+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

96

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2023 (Unaudited) (continued)

	Prime Obligations Fund				Treasury Instruments Fund				Treasury Obligations Fund
Share Class	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*
Class D Shares
Actual	—	—		—	$1,000.00	$1,021.76		$0.98	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,023.96	+	0.98	—	—		—
Institutional Shares
Actual	$1,000.00	$1,022.95		$0.93	1,000.00	1,021.76		0.98	$1,000.00	$1,022.40		$0.99
Hypothetical 5% return	1,000.00	1,024.01	+	0.93	1,000.00	1,023.96	+	0.98	1,000.00	1,023.96	+	0.99
Capital Shares
Actual	1,000.00	1,022.40		1.68	1,000.00	1,021.00		1.73	1,000.00	1,021.63		1.74
Hypothetical 5% return	1,000.00	1,023.27	+	1.68	1,000.00	1,023.21	+	1.74	1,000.00	1,023.21	+	1.74
Service Shares
Actual	1,000.00	1,020.52		4.21	1,000.00	1,019.23		3.50	1,000.00	1,019.86		3.50
Hypothetical 5% return	1,000.00	1,020.76	+	4.21	1,000.00	1,021.47	+	3.50	1,000.00	1,021.46	+	3.51
Preferred Shares
Actual	1,000.00	1,022.45		1.43	1,000.00	1,021.25		1.48	1,000.00	1,021.89		1.49
Hypothetical 5% return	1,000.00	1,023.52	+	1.43	1,000.00	1,021.46	+	1.48	1,000.00	1,023.46	+	1.49
Select Shares
Actual	1,000.00	1,022.91		1.08	1,000.00	1,021.61		1.13	1,000.00	1,022.24		1.14
Hypothetical 5% return	1,000.00	1,023.86	+	1.08	1,000.00	1,023.81	+	1.13	1,000.00	1,023.81	+	1.14
Administration Shares
Actual	1,000.00	1,021.79		2.19	1,000.00	1,020.49		2.24	1,000.00	1,021.13		2.25
Hypothetical 5% return	1,000.00	1,022.77	+	2.19	1,000.00	1,022.72	+	2.24	1,000.00	1,022.71	+	2.25
Cash Management Shares
Actual	1,000.00	1,018.90		4.42	1,000.00	1,017.71		5.00	1,000.00	1,018.34		5.01
Hypothetical 5% return	1,000.00	1,020.55	+	4.43	1,000.00	1,019.97	+	5.01	1,000.00	1,019.97	+	5.01
Premier Shares
Actual	1,000.00	1,021.17		2.65	1,000.00	1,019.99		2.74	1,000.00	1,020.62		2.75
Hypothetical 5% return	1,000.00	1,022.31	+	2.65	1,000.00	1,022.22	+	2.74	1,000.00	1,022.21	+	2.75
Resource Shares
Actual	1,000.00	1,019.66		2.67	1,000.00	1,018.47		2.74	1,000.00	1,019.10		4.26
Hypothetical 5% return	1,000.00	1,022.29	+	2.67	1,000.00	1,023.21	+	2.75	1,000.00	1,020.72	+	4.26
Drexel Hamilton Class Shares
Actual	1,000.00	1,023.06		0.93	—	—		—	—	—		—
Hypothetical 5% return	1,000.00	1,024.01	+	0.93	—	—		—	—	—		—
Loop Class Shares
Actual	—	—		—	1,000.00	1,021.76		0.98	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,023.96	+	0.98	—	—		—
Seelaus Class Shares
Actual	—	—		—	1,000.00	1,021.76		0.98	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,023.96	+	0.98	—	—		—
*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class D Shares	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares	Drexel Hamilton Class Shares	Loop Class Shares	Seelaus Class Shares
Prime Obligations Fund	—	0.18%	0.33%	0.68%	0.28%	0.21%	0.43%	0.98%	0.53%	0.83%	0.18%	—	—
Treasury Instruments Fund	0.19%	0.19	0.34	0.69	0.29	0.22	0.44	0.99	0.54	0.54	—	0.19%	0.19%
Treasury Obligations Fund	—	0.20	0.35	0.70	0.30	0.23	0.45	1.00	0.55	0.85	—	—	—

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

97

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2023 (Unaudited) (continued)

	Treasury Solutions Fund
Share Class	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*
Institutional Shares
Actual	$1,000.00	$1,022.43		$1.00
Hypothetical 5% return	1,000.00	1,023.95	+	1.00
Capital Shares
Actual	1,000.00	1,021.66		1.75
Hypothetical 5% return	1,000.00	1,023.20	+	1.75
Service Shares
Actual	1,000.00	1,019.89		3.51
Hypothetical 5% return	1,000.00	1,021.45	+	3.52
Preferred Shares
Actual	1,000.00	1,021.92		1.50
Hypothetical 5% return	1,000.00	1,023.45	+	1.50
Select Shares
Actual	1,000.00	1,022.27		1.15
Hypothetical 5% return	1,000.00	1,023.80	+	1.15
Administration Shares
Actual	1,000.00	1,021.16		2.26
Hypothetical 5% return	1,000.00	1,022.70	+	2.26
Cash Management Shares
Actual	1,000.00	1,018.37		5.02
Hypothetical 5% return	1,000.00	1,019.96	+	5.02
Premier Shares
Actual	1,000.00	1,020.65		2.76
Hypothetical 5% return	1,000.00	1,022.20	+	2.76
Resource Shares
Actual	1,000.00	1,019.13		2.75
Hypothetical 5% return	1,000.00	1,022.20	+	2.76
*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares
Treasury Solutions Fund	0.20%	0.35%	0.70%	0.30%	0.23%	0.45%	1.00%	0.55%	0.55%
+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

98

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.41 trillion in assets under supervision as of March 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*This	list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Gregory G. Weaver, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling James A. McNamara Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Goldman Sachs & Co. LLC (“Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of May 31, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Financial Square FundsSM is a registered service mark of Goldman Sachs & Co LLC.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co LLC by calling (Class A Shares or Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2023 Goldman Sachs. All rights reserved. 324621-OTU-1831701 FSQSAR-23

Goldman Sachs Funds

Semi-Annual Report	May 31, 2023

Investor FundsSM
Money Market
Tax-Exempt Money Market

Goldman Sachs Investor Funds

∎	MONEY MARKET

∎	TAX-EXEMPT MONEY MARKET

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

INVESTOR MONEY MARKET FUNDS

∎	Money Market

∎	Tax-Exempt Money Market

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

1

MARKET REVIEW

Goldman Sachs Investor Funds

The following are highlights both of key factors affecting the taxable and tax-exempt money markets and of any key changes made to the Goldman Sachs Investor Funds (the “Funds”) during the six months ended May 31, 2023 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended November 30, 2023.

Market and Economic Review

•	Federal Reserve (“Fed”) monetary policy most influenced the taxable and tax-exempt money markets during the Reporting Period.

•

In December 2022, when the Reporting Period began, the Fed raised the targeted federal funds (“fed funds”) rate by 50 basis points to a range between 4.25% and 4.50%. (A basis point is 1/100th of a percentage point.)

•	Policymakers indicated they were determined to continue their fight to tame inflation and that ongoing rate hikes would likely be “appropriate.”

•

At the beginning of February 2023, the Fed stepped down its pace of rate increases to 25 basis points, with Fed Chair Jerome Powell suggesting further rate hikes would be determined meeting by meeting.

•

In March, Fed officials implemented another 25 basis point rate hike, projected a weak economic outlook for the rest of 2023, and struck a more cautious tone on the forward path for the fed funds rate.

•	In early May, at their final policy meeting of the Reporting Period, Fed officials raised the fed funds rate by 25 basis points to a range between 5.00% and 5.25%.

•

Policymakers signaled a willingness to pause future rate hikes given that inflation had begun to moderate and because tighter credit conditions driven by banking sector stress were “likely to weigh on economic activity, hiring and inflation.”

•

In mid-June 2023, after the end of the Reporting Period, Fed officials held the fed funds rate steady but suggested they were inclined to implement another rate hike in July if economic activity and inflation did not cool as much as they “need to see.”

•	The taxable and tax-exempt money market yield curves steepened during the Reporting Period, as the Fed raised short-term interest rates.

•	In this environment, the yields of taxable and tax-exempt money market funds increased.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

2

FUND BASICS

Investor Funds

as of May 31, 2023

PERFORMANCE REVIEW[1,2]

December 1, 2022–May 31, 2023	Fund Total Return (based on NAV)[3] Class I Shares	SEC 7-Day Current Yield[4]	iMoneyNet Institutional Average[5]

Investor Money Market	2.32%	5.06%	4.25%[6]
Investor Tax-Exempt Money Market	1.37	3.23	2.61	[7]

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	As of May 31, 2023, the Money Market Fund offers eight separate classes of shares (Class I, Administration, Service, Resource, Cash Management, Class A, Class D Shares and Class C Shares) and the Tax-Exempt Money Market Fund offers eleven separate classes of shares (Class I, Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Class I and Class D Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees (as applicable) at the following contractual rates: Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Premier Shares pay 0.35%, Service Shares pay 0.50%, Resource Shares pay 0.65%, Cash Management Shares pay 0.80%, Class A Shares pay 0.25%, and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return assumes the reinvestment of dividends and other distributions.

[4]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]	Source: iMoneyNet, Inc. May 2023. The iMoneyNet Institutional Average represents total return.

[6]	First Tier Retail–Category includes only non-government retail funds that also are not holding any second-tier securities. Portfolio holdings of first-tier funds include US Treasury, US other, repos, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating rate notes and asset-backed commercial paper.

[7]	Tax-Free National Retail–Category includes all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds—6 months & less, put bonds—over 6 months, alternative minimum tax paper and other tax-free holdings. Consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

3

YIELD SUMMARY

SUMMARY OF THE CLASS I SHARES AS OF 5/31/23

Fund	7-Day Dist. Yield[8]	SEC 7-Day Effective Yield[9]	30-Day Average Yield[10]	Weighted Avg. Maturity (days)[11]	Weighted Avg. Life (days)[12]

Investor Money Market	5.07%	5.19%	5.03%	53	91
Investor Tax-Exempt Money Market	3.23	3.28	2.95	21	21

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[8]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[9]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[10]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.

[11]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[12]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

SECTOR ALLOCATIONS

INVESTOR MONEY MARKET FUND*

As of May 31, 2023

Security Type	% of Net Assets

Certificates of Deposit	1.1%
Certificates of Deposit — Eurodollar	1.3
Certificates of Deposit — Yankeedollar	4.5
Commercial Paper & Corporate Obligations	14.7
Medium Term Notes	0.3
Repurchase Agreements	23.7
Time Deposits	16.9
U.S. Government Agency Obligations	21.7
U.S. Treasury Obligations	2.6
Variable Rate Municipal Debt Obligations	2.5
Variable Rate Obligations	12.9

As of November 30, 2022

Security Type	% of Net Assets

Certificates of Deposit	0.6%
Certificates of Deposit — Eurodollar	2.5
Certificates of Deposit — Yankeedollar	6.6
Commercial Paper & Corporate Obligations	24.2
Medium Term Notes	1.5
Repurchase Agreements	9.2
Time Deposits	18.9
U.S. Government Agency Obligations	3.0
U.S. Treasury Obligations	9.2
Variable Rate Municipal Debt Obligations	2.7
Variable Rate Obligations	22.0

*	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

SECTOR ALLOCATIONS

INVESTOR TAX-EXEMPT MONEY MARKET FUND*

As of May 31, 2023

Security Type	% of Net Assets

Commercial Paper	25.1%
General Obligation	3.5
Tax Revenue Anticipation Notes	3.4
Variable Rate Obligations	68.3

As of November 30, 2022

Security Type	% of Net Assets

Commercial Paper	25.4%
General Obligation	2.8
Revenue Anticipation Notes	1.3
Variable Rate Obligations	70.5

*	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

INVESTOR MONEY MARKET FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 14.7%
Adventist Health System Sunbelt Healthcare Corporation
$37,564,000	5.248%		07/13/23	$37,339,179
Albion Capital LLC
21,000,000	5.176		06/02/23	20,997,025
33,389,000	5.297		06/26/23	33,268,428
15,795,000	5.447		07/20/23	15,681,057
Antalis
12,365,000	5.282		07/13/23	12,291,717
9,043,000	5.477		08/01/23	8,961,329
15,429,000	5.445		08/02/23	15,288,167
Atlantic Asset Securitization LLC
25,813,000	5.746		11/22/23	25,125,557
Banco Santander, S.A.
11,779,000	5.081		06/16/23	11,754,804
Baptist Healthcare System Inc
25,000,000	5.222		07/13/23	24,851,250
Barclays Bank UK PLC
75,600,000	5.182		06/01/23	75,600,000
Barton Capital S.A.
27,086,000	5.371		07/24/23	26,877,445
34,037,000	5.332		08/11/23	33,683,904
12,967,000	5.481		09/15/23	12,764,261
BJC Health System
3,000,000	5.154		06/01/23	3,000,000
BNP Paribas-New York Branch
21,392,000	5.387		07/31/23	21,204,820
Bon Secours Mercy Health, Inc.
45,000,000	5.191		06/14/23	44,917,125
35,000,000	5.314		06/28/23	34,862,975
BPCE
27,227,000	5.335		09/07/23	26,842,328
Cafco, LLC
24,649,000	5.418		09/07/23	24,296,725
Caisse D’Amortissement De La Dette Sociale
14,592,000	5.314		08/07/23	14,451,596
Collateralized Commercial Paper Flex Co., LLC
14,022,000	5.490		11/17/23	14,022,000
Cooeperatieve Rabobank U.A.-New York Branch
37,600,000	5.121		06/01/23	37,600,000
Credit Industriel Et Commercial
10,000,000	5.570		06/06/23	10,000,000
Deaconess Health System, Inc.
21,007,000	5.181		06/01/23	21,007,000
District of Columbia Water & Sewer Authority
16,600,000	4.950		06/05/23	16,600,000
DNB Bank ASA
8,486,000	5.214		08/03/23	8,411,302
DZ Bank Ag Deutsche Zentral-Genossenschaftsbank, Frankfurt Am Main
8,234,000	5.072		07/27/23	8,171,495
Fairway Finance Company, LLC
2,929,000	5.214		07/10/23	2,913,103
Federation Des Caisses Desjardins Du Quebec
6,145,000	5.570		02/23/24	5,907,780
FMS Wertmanagement AoR
35,711,000	5.327	(a)	07/03/23	35,544,984

Commercial Paper and Corporate Obligations – (continued)
Gotham Funding Corporation
10,188,000	5.373		08/08/23	10,087,354
11,404,000	5.769	(a)	12/01/23	11,083,636
6,257,000	5.790	(a)	12/01/23	6,081,227
Great Bear Funding LLC
27,300,000	5.166		06/06/23	27,280,700
J.P. Morgan Securities LLC
23,565,000	5.380		10/12/23	23,565,000
21,331,000	5.750	(a)	12/01/23	21,331,000
12,029,000	5.510		01/18/24	12,029,000
Liberty Street Funding LLC
10,261,000	5.146		07/18/23	10,194,689
10,260,000	5.077		07/20/23	10,190,873
2,725,000	5.514		11/06/23	2,661,853
Lloyds Bank PLC
8,155,000	5.308		08/07/23	8,077,899
LMA-Americas LLC
8,929,000	5.406		08/10/23	8,837,850
6,775,000	5.387		09/05/23	6,681,595
13,254,000	5.479		10/18/23	12,983,795
11,000,000	5.790		11/28/23	10,694,750
Matchpoint Finance Public Limited Company
12,989,000	5.370		08/10/23	12,989,000
Natixis-New York Branch
23,053,000	4.952		06/01/23	23,053,000
Old Line Funding, LLC
5,000,000	5.784		12/04/23	4,856,883
Podium Funding Trust
24,399,000	5.396		08/17/23	24,125,020
23,116,000	5.402		08/18/23	22,853,055
Pure Grove Funding
34,061,000	5.710		11/29/23	33,110,556
33,610,000	5.794	(a)	12/05/23	32,641,052
Ridgefield Funding Company, LLC
14,112,000	5.200		06/20/23	14,112,000
7,183,000	5.782		11/20/23	6,992,531
Sentara Healthcare
6,000,000	5.100		06/23/23	6,000,000
Sheffield Receivables Company LLC
10,362,000	5.425		08/16/23	10,246,498
Starbird Funding Corporation
15,266,000	5.364		08/10/23	15,111,644
17,221,000	5.573		09/01/23	16,982,470
State of California
6,050,000	5.220		07/26/23	6,050,000
Thunder Bay Funding, LLC
27,021,000	5.748	(a)	11/20/23	26,308,366
Versailles Commercial Paper LLC
12,760,000	5.368		08/15/23	12,621,767

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$1,134,072,419

Certificates of Deposit – 1.1%
Bank of America, National Association
$26,003,000	5.430%		11/14/23	$26,003,000

The accompanying notes are an integral part of these financial statements.	7

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificates of Deposit – (continued)
Citibank, National Association
$7,800,000	5.630%		03/01/24	$7,800,000
Truist Bank
47,812,500	5.200		07/31/23	47,812,500

TOTAL CERTIFICATES OF DEPOSIT				$81,615,500

Certificates of Deposit-Eurodollar – 1.3%
ABN AMRO Bank N.V.
$19,622,000	5.050%		08/04/23	$19,450,153
Mitsubishi UFJ Trust And Banking Corporation-London Branch
28,000,000	5.385		08/15/23	27,690,139
National Westminster Bank Public Limited Company
19,236,000	5.060		08/04/23	19,067,208
Sumitomo Mitsui Banking Corporation-Brussels Branch
35,500,000	5.210		06/15/23	35,429,069

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$101,636,569

Certificates of Deposit-Yankeedollar – 4.5%
Credit Agricole Corporate and Investment Bank-New York Branch
$18,127,000	4.920%		06/08/23	$18,127,000
56,843,000	5.330		08/23/23	56,843,000
Mizuho Bank, Ltd.-New York Branch
31,216,000	4.900		06/08/23	31,216,000
MUFG Bank, Ltd.-New York Branch
16,243,000	5.530	(a)	09/05/23	16,243,000
National Bank of Kuwait-New York Branch
18,099,000	5.270		06/02/23	18,099,005
129,200,000	5.090		06/06/23	129,200,179
26,289,000	5.300		06/15/23	26,289,101
Sumitomo Mitsui Banking Corporation-New York Branch
25,650,000	5.440		08/24/23	25,649,962
Sumitomo Mitsui Trust Bank, Limited-New York Branch
23,933,000	4.920		06/12/23	23,933,000
Toronto-Dominion Bank (The)
6,587,000	5.820		05/23/24	6,587,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$352,187,247

Medium Term Notes – 0.3%
MUFG Bank, Ltd.
$5,258,000	6.144	%(b)	09/09/23	$5,229,478
Toyota Motor Credit Corporation
16,856,000	5.797		07/25/23	16,867,605

TOTAL MEDIUM TERM NOTES				$22,097,083

Time Deposits – 16.9%
Banco Santander, S.A.
$205,000,000	5.100%		06/07/23	$205,000,000
Canadian Imperial Bank of Commerce
270,000,000	5.060		06/01/23	270,000,000
Credit Agricole Corporate and Investment Bank
73,000,000	5.050		06/01/23	73,000,000
First Abu Dhabi Bank USA N.V.
155,000,000	5.070		06/01/23	155,000,000
National Bank of Canada
250,000,000	5.060		06/01/23	250,000,000
National Bank of Kuwait S.A.K.P
90,000,000	5.070		06/01/23	90,000,000
Skandinaviska Enskilda Banken AB (Publ)
260,000,000	5.060		06/01/23	260,000,000

TOTAL TIME DEPOSIT				$1,303,000,000

U.S. Government Agency Obligations – 21.7%
Federal Farm Credit Bank
$6,100,000	4.947%		01/12/24	$5,922,719
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.04%)
2,400,000	5.407	(c)	10/23/23	2,399,962
4,900,000	5.412	(c)	10/30/23	4,899,938
Federal Farm Credit Bank (FEDL01 + 0.08%)
3,800,000	5.162	(c)	09/13/24	3,796,410
Federal Farm Credit Bank (FEDL01 + 0.14%)
2,100,000	5.220	(c)	09/17/24	2,099,973
600,000	5.222	(c)	11/14/24	599,830
Federal Farm Credit Bank (SOFR + 0.14%)
6,664,000	5.202	(c)	11/26/24	6,661,603
5,998,000	5.203	(c)	11/26/24	5,994,979
Federal Farm Credit Bank (SOFR + 0.16%)
1,100,000	5.215	(c)	04/05/24	1,099,982
Federal Farm Credit Bank (SOFR + 0.17%)
12,600,000	5.225	(c)	06/27/24	12,599,471
6,800,000	5.230	(c)	01/23/25	6,800,000
Federal Farm Credit Bank (SOFR + 0.18%)
12,500,000	5.240	(c)	10/16/24	12,500,000
8,300,000	5.238	(c)	12/19/24	8,301,123
6,570,000	5.240	(c)	12/19/24	6,570,889
19,024,000	5.240	(c)	01/17/25	19,024,000
12,037,000	5.260	(a)(c)	03/07/25	12,037,000
Federal Farm Credit Bank (SOFR + 0.19%)
7,000,000	5.250	(c)	11/25/24	7,000,000
16,900,000	5.250	(c)	12/27/24	16,900,000
Federal Farm Credit Bank (SOFR + 0.20%)
6,185,000	5.275	(a)(c)	06/02/25	6,185,000
Federal Farm Credit Banks Funding Corporation (SOFR + 0.11%)
21,500,000	5.170	(c)	12/22/23	21,500,000
Federal Home Loan Bank
18,600,000	4.881		07/26/23	18,466,442
25,023,000	5.184		09/19/23	24,642,233
89,000	5.186		09/22/23	87,609
14,998,000	5.092		02/08/24	14,496,167
23,642,000	5.093		02/09/24	22,847,799
66,555,000	5.340		04/23/24	66,555,000

8	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$38,185,000	5.330%		04/26/24	$38,185,000
70,240,000	5.340		04/26/24	70,240,000
37,465,000	5.370		05/21/24	37,465,000
56,340,000	5.300		05/22/24	56,340,000
23,805,000	5.360		06/11/24	23,805,000
14,880,000	5.375		06/11/24	14,880,000
Federal Home Loan Bank (SOFR + 0.08%)
400,000,000	5.140	(c)	06/14/23	400,000,000
Federal Home Loan Bank (SOFR + 0.10%)
47,630,000	5.160	(c)	06/22/23	47,630,000
Federal Home Loan Bank (SOFR + 0.11%)
47,725,000	5.165	(c)	07/21/23	47,725,000
47,725,000	5.170	(c)	08/18/23	47,725,000
Federal Home Loan Bank (SOFR + 0.12%)
80,040,000	5.180	(c)	09/20/23	80,040,000
Federal Home Loan Bank (SOFR + 0.15%)
9,100,000	5.210	(c)	02/23/24	9,100,000
Federal Home Loan Bank (SOFR + 0.19%)
41,900,000	5.250	(c)	11/22/24	41,900,000
Federal Home Loan Bank System
24,065,000	5.000		02/21/24	24,065,000
35,060,000	5.183		02/21/24	35,002,373
23,410,000	5.314		02/21/24	23,371,522
43,880,000	5.165		03/08/24	43,880,000
51,580,000	5.500		04/01/24	51,580,000
38,390,000	5.540		04/24/24	38,390,000
74,725,000	5.300		05/17/24	74,725,000
112,575,000	5.350		05/20/24	112,575,000
Federal Home Loan Mortgage Corporation
9,523,000	5.400		06/11/24	9,523,000
9,523,000	5.380		06/12/24	9,523,000
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
4,900,000	5.380	(c)	06/07/23	4,900,000
807,692	5.380	(c)	06/07/23	807,693
3,029,000	5.380	(c)	06/07/23	3,029,000
4,000,000	5.350	(c)	06/07/23	4,000,000
4,583,333	5.380	(c)	06/07/23	4,583,333
U.S. International Development Finance Corporation (3 Mo. U.S. T-Bill + 0.00%)
2,666,667	5.300	(c)	06/07/23	2,666,667
1,636,364	5.380	(c)	06/07/23	1,636,364

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,669,281,081

U.S. Treasury Obligations – 2.6%
United States Department of The Treasury
$6,573,500	5.511	%(a)	11/30/23	$6,397,699
79,630,000	4.955		05/16/24	76,033,931
United States Treasury Bills
9,620,100	5.447	(a)	08/31/23	9,491,217
7,996,200	5.547	(a)	11/09/23	7,805,237
25,927,200	4.827		04/18/24	24,876,674

U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
40,526,600	5.541	%(c)	04/30/25	40,524,310
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.20%)
38,910,600	5.572	(c)	01/31/25	38,910,600

TOTAL U.S. TREASURY OBLIGATIONS				$204,039,668

Variable Rate Municipal Debt Obligations(d) – 2.5%
Arizona Health Facilities Authority, Maricopa County Indl Dev Authority Rev Taxable Bonds Banner Health 2021 B - 1
$28,860,000	5.100%		06/07/23	$28,860,000
Colorado Housing and Finance Authority
5,275,000	5.100		06/07/23	5,275,000
3,040,000	5.100		06/07/23	3,040,000
2,645,000	5.100		06/07/23	2,645,000
2,000,000	5.100		06/07/23	2,000,000
Metropolitan Water District of Southern California (The)
44,500,000	5.050		06/07/23	44,500,000
550,000	5.160		06/07/23	550,000
4,500,000	5.160		06/07/23	4,500,000
10,000,000	5.160		06/07/23	10,000,000
Nuveen Credit Strategies Income Fund
11,000,000	5.240	(b)	06/07/23	11,000,000
10,000,000	5.240		06/07/23	10,000,000
Nuveen Preferred & Income Securities Fund
13,000,000	5.240	(b)	06/07/23	13,000,000
Presbyterian Healthcare Services
21,720,000	5.080		06/07/23	21,720,000
Rhode Island Housing and Mortgage Finance Corporation
7,885,000	5.100		06/07/23	7,885,000
SSM Health Care Corporation
16,925,000	5.090		06/07/23	16,925,000
16,925,000	5.090		06/07/23	16,925,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$198,825,000

Variable Rate Obligations(c) – 12.9%
Bank of America, National Association
$54,962,000	5.530%		10/10/23	$54,962,000
Bank of Montreal
19,124,000	5.230		10/02/23	19,124,000
15,657,000	5.230		10/06/23	15,657,000
20,196,000	5.580		02/14/24	20,196,000
Bank of Nova Scotia – Houston Branch
11,209,000	5.510		10/04/23	11,209,000
13,666,000	5.350		11/20/23	13,666,625
5,862,000	5.440		02/16/24	5,862,000
Bank of Nova Scotia (The)
20,624,000	5.590		06/06/23	20,624,000
33,000	5.713		07/28/23	33,011
18,842,000	5.450		02/13/24	18,841,913

The accompanying notes are an integral part of these financial statements.	9

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations(c) – (continued)
Barclays Bank PLC-New York Branch
$13,600,000	5.380%	11/24/23	$13,600,000
Barclays US CCP Funding LLC
19,649,000	5.350	08/10/23	19,649,000
5,865,000	5.520	11/03/23	5,865,000
Bedford Row Funding Corp.
15,000,000	5.280	07/26/23	15,000,000
BofA Securities, Inc.
10,000,000	5.780	06/05/23	10,000,000
BPCE
18,000,000	5.430	11/01/23	18,000,000
Collateralized Commercial Paper Flex Co., LLC
12,523,000	5.260	09/01/23	12,523,000
30,000,000	5.510	11/27/23	30,000,000
Commonwealth Bank of Australia
8,315,000	5.570	06/07/23	8,315,000
Credit Industriel Et Commercial
6,000,000	5.390	10/31/23	6,000,000
ING (U.S.) Funding LLC
19,476,000	5.210	09/05/23	19,476,000
49,162,000	5.460	11/27/23	49,162,000
Matchpoint Finance Public Limited Company
29,322,000	5.490	11/27/23	29,322,000
14,427,000	5.520	12/01/23	14,427,000
Mizuho Bank, Ltd.
3,993,000	5.660	02/26/24	3,993,000
MUFG Bank, Ltd.-New York Branch
21,754,000	5.440	08/22/23	21,754,000
National Australia Bank Limited
25,000,000	5.260	12/01/23	25,000,000
National Bank of Canada
24,983,000	5.280	08/01/23	24,983,000
Nordea Bank Abp-New York Branch
40,169,000	5.160	06/15/23	40,169,000
Old Line Funding, LLC
95,000,000	5.470	07/20/23	95,000,000
5,000,000	5.460	12/18/23	5,000,000
Oversea-Chinese Banking Corporation Limited
7,650,000	5.470	06/20/23	7,650,000
Ridgefield Funding Company, LLC
26,342,000	5.370	07/21/23	26,342,000
Skandinaviska Enskilda Banken AB (Publ)
24,539,000	5.220	08/28/23	24,539,000
Starbird Funding Corporation
3,425,000	5.519	06/16/23	3,425,424
3,157,000	5.499	06/20/23	3,157,471
State Street Bank and Trust Company
5,444,000	5.740	07/14/23	5,444,000
Sumitomo Mitsui Banking Corporation-New York Branch
19,789,000	5.210	09/08/23	19,789,000
Sumitomo Mitsui Trust Bank, Limited-New York Branch
18,328,000	5.200	07/05/23	18,328,000
Svenska Handelsbanken AB
9,075,000	5.430	08/04/23	9,075,000
Svenska Handelsbanken AB-New York Branch
5,000,000	5.300	09/07/23	5,000,000

Variable Rate Obligations(c) – (continued)
Thunder Bay Funding, LLC
22,763,000	5.560	06/12/23	22,763,000
8,000,000	5.470	11/06/23	8,000,000
Toronto-Dominion Bank (The)
67,674,000	5.540	10/05/23	67,674,000
35,258,000	5.580	02/28/24	35,258,000
UBS AG-London Branch
3,238,000	5.389 (b)	06/01/23	3,238,000
10,000,000	5.380	07/20/23	10,000,000
10,464,000	5.330	08/03/23	10,464,000
United Overseas Bank Limited
8,602,000	5.460	06/20/23	8,602,000
Wells Fargo Bank, National Association
41,266,000	5.430	12/12/23	41,266,000
9,257,000	5.480	01/12/24	9,257,000

TOTAL VARIABLE RATE OBLIGATIONS			$986,685,444

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$6,053,440,011

Repurchase Agreements(e) – 23.7%
BNP Paribas
$21,000,000	5.140%	06/01/23	$21,000,000
Maturity Value: $21,002,998

Collateralized by mortgage-backed obligations, 2.093% to
15.888%, due 02/27/24 to 02/25/68, various asset-backed
obligations, 5.410% to 7.510%, due 01/18/28 to 01/20/35,
various corporate security issuers, 2.875% to 5.875%, due
02/25/24 to 11/15/48 and various sovereign debt security
issuers, 0.625% to 1.625%, due 02/09/26 to 01/18/27. The
aggregate market value of the collateral, including accrued
interest, was $25,101,649.

BofA Securities, Inc.
110,000,000	5.140	06/01/23	110,000,000
Maturity Value: $110,015,706
Collateralized by various corporate security issuers, 3.500% to 10.500%, due 08/01/24 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $121,000,397.

Fixed Income Clearing Corporation
1,000,000,000	5.080	06/01/23	1,000,000,000
Maturity Value: $1,000,141,111
Collateralized by U.S. Treasury Notes, 0.750% to 3.875%, due 04/30/28 to 03/31/30. The aggregate market value of the collateral, including accrued interest, was $1,020,000,040.

Joint Account III
302,000,000	5.057	06/01/23	302,000,000
Maturity Value: $302,042,422

10	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(e) – (continued)
Mizuho Securities USA LLC
$66,000,000	5.160%	06/01/23	$66,000,000
Maturity Value: $66,009,460

Collateralized by municipal debt obligations, 4.000% to 5.500%, due 10/01/30 to 01/01/55 and various sovereign debt security issuers, 2.780% to 8.875%, due 01/18/24 to 07/28/21. The
aggregate market value of the collateral, including accrued
interest, was $69,484,468.

RBC Capital Markets LLC
155,000,000	5.160	06/01/23	155,000,000
Maturity Value: $155,022,217
Collateralized by various corporate security issuers, 0.000% to 10.500%, due 06/21/23 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $162,782,393.

Societe Generale
175,000,000	5.180	06/01/23	175,000,000
Maturity Value: $175,025,181

Collateralized by various asset-backed obligation, 5.448%, due
08/25/36, various corporate security issuers, 0.000% to
11.250%, due 10/15/24 to perpetual maturity and various
sovereign debt security issuers, 1.862% to 7.750%, due
08/10/24 to 01/17/38. The aggregate market value of the
collateral, including accrued interest, was $190,412,165.

TOTAL REPURCHASE AGREEMENTS			$1,829,000,000

TOTAL INVESTMENTS – 102.2%			$7,882,440,011

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.2)%			(171,339,522)

NET ASSETS – 100.0%			$7,711,100,489

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2023.

(d)	Rate shown is that which is in effect on May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2023. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
MMY	—Money Market Yield
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	11

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 100.3%
Alabama – 0.6%
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2008 C RMKT(a)
$11,500,000	3.680%	06/07/23	$11,500,000

Alaska – 4.8%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2009 B RMKT (Wells Fargo Bank N.A., SPA)
7,845,000	3.400	06/07/23	7,845,000
Alaska Housing Finance Corp. VRDN RB Governmental Purpose Series 2009 B RMKT (FHLB, SPA)
5,000,000	3.400	06/07/23	5,000,000
Alaska Housing Finance Corp. VRDN RB Governmental Purpose Series 2009 B RMKT (FHLB, SPA)(a)
27,110,000	3.400	06/07/23	27,110,000
Municipality of Anchorage, Alaska 2023 General Obligation Tax Anticipation Notes
10,000,000	3.053	12/15/23	10,060,695
10,000,000	3.073	12/15/23	10,060,695
5,000,000	3.124	12/15/23	5,030,347
5,000,000	3.206	12/15/23	5,030,347
Valdez Alaska marine Term Revenue
9,000,000	3.850	12/01/33	9,000,000
13,090,000	3.850	12/01/33	13,090,000

			92,227,084

Arizona – 0.3%
Arizona State University VRDN RB Refunding Series 2014 A RMKT
5,000,000	4.910	01/01/24	5,052,680

Arkansas – 0.4%
State of Arkansas, Arkansas General Obligation Four-Lane Highway Construction and Improvement Bonds Refunding Series 2021
3,325,000	3.841	06/15/23	3,326,464
5,000,000	3.843	06/15/23	5,002,201

			8,328,665

California – 2.8%
California Health Facilities Financing Authority CP Series A-2
16,000,000	3.200	06/08/23	16,000,000
City of Los Angeles TRANS 2022
12,000,000	2.376	06/29/23	12,011,852
9,325,000	3.074	06/29/23	9,334,210
Orange County California Muncipal Water District CP Series A
5,400,000	2.900	07/03/23	5,400,000
San Diego Unified School District TRANS Series A
3,500,000	2.001	06/30/23	3,505,451
State of California Tax-Exempt GO Bonds
3,800,000	3.007	08/01/23	3,812,425
University of California CP Series A
5,000,000	3.150	08/10/23	5,000,000

			55,063,938

Municipal Debt Obligations – (continued)
Colorado – 4.2%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2006 B RMKT (Barclays Bank PLC, SPA)(a)
26,650,000	3.220	06/07/23	26,650,000
City of Colorado Springs Utilities System VRDN RB Series 2010 C RMKT (Barclays Bank PLC, SPA)(a)
12,260,000	3.400	06/07/23	12,260,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Series 2001 AA-2 (Royal Bank of Canada, SPA)(a)
9,995,000	3.450	06/07/23	9,995,000
State of Colorado Education Loan Program Tax and Revenue Anticipation Notes, Series 2022B
28,950,000	2.466	06/07/23	29,005,300
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-1(a)
4,345,000	3.850	06/07/23	4,345,000

			82,255,300

Connecticut – 2.4%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2012 Subseries B-3 (Royal Bank of Canada, SPA)(a)
17,790,000	3.400	06/07/23	17,790,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 RMKT (Sumitomo Mitsui Banking Corp., SPA)(a)
4,200,000	3.460	06/07/23	4,200,000
State of Connecticut VRDN GO Series 2016 C (Bank of America N.A., SPA)
23,800,000	3.580	06/07/23	23,800,000

			45,790,000

Delaware – 0.8%
University of Delaware Variable Rate Demand Revenue Bonds, Series 2005(a)
1,650,000	3.900	06/07/23	1,650,000
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)(a)
14,200,000	3.900	06/07/23	14,200,000

			15,850,000

District of Columbia – 1.8%
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)(a)
17,150,000	3.510	06/07/23	17,150,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-2 (TD Bank N.A., LOC)(a)
11,290,000	3.850	06/01/23	11,290,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2010 C Subseries C-2 RMKT (TD Bank N.A., LOC)(a)
5,575,000	3.500	06/07/23	5,575,000

			34,015,000

12	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Florida – 5.2%
City of Jacksonville VRDN RB Refunding Baptist Medical Centers Series 2019 D
$4,245,000	3.410%	06/07/23	$4,245,000
Highlands County Health Facilities Authority Hospital Revenue Refunding VRDN Series 2012 I
5,950,000	3.390	06/07/23	5,950,000
Highlands County Health Facilities Authority VRDN RB Adventist Health System Series 2007 A-2
7,465,000	3.410	06/07/23	7,465,000
Jacksonville (City of) CP Series 2004 A
24,600,000	3.250	08/03/23	24,600,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 A-2 (Sumitomo Mitsui Banking Corp. LOC)
16,620,000	3.770	06/07/23	16,620,000
Miami-Dade County IDA VRDN RB Florida Power & Light Co. Series 2021
16,285,000	4.100	06/01/23	16,285,000
Orlando Utilities Commission VRDN RB Water Utility Improvements Series 2008-2 RMKT (TD Bank N.A., SPA)(a)
20,000,000	4.050	06/07/23	20,000,000
Putnam County Development Authority VRDN PCRB Refunding Florida Power & Light Co. Series 1994
3,700,000	4.150	06/01/23	3,700,000
State of Florida Department of Transportation Financing Corp. RB Series 2020
2,907,000	3.067	07/01/23	2,911,543

			101,776,543

Illinois – 3.5%
Illinois Finance Authority Revenue Refunding Bonds, Series 2021C (Northwestern Memorial Healthcare) (Daily Period Bonds)
2,000,000	3.970	06/01/23	2,000,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B(a)
31,960,000	3.550	06/07/23	31,960,000
Illinois Finance Authority VRDN RB University of Chicago Series 2008
2,000,000	3.350	06/07/23	2,000,000
Illinois Finance Authority VRDN RB University of Chicago Series 2008(a)
1,200,000	3.400	06/07/23	1,200,000
Illinois Financial Authority Revenue Refunding Bonds, Series 2021B and D
15,000,000	3.950	06/01/23	15,000,000
Illinois Housing Development Authority VRDN RB Series 2019 B (FHLB, SPA)(a)
14,500,000	3.540	06/07/23	14,500,000
Joliet Regional Port District VRDN Marine Terminal RB Refunding for Exxon Project Series 1989(a)
905,000	3.950	06/01/23	905,000

			67,565,000

Indiana – 1.3%
Indiana Finance Authority Health System Revenue Refunding Bonds Series 2008J (Sisters of St. Francis Health Services, Inc. Obligated Group)
14,000,000	4.000	06/01/23	14,000,000

Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Finance Authority Hospital Revenue Bonds (Parkview Health System Obligated Group) Series 2009D
5,000,000	3.850	06/01/23	5,000,000
Indiana Finance Authority VRDN Health System RB Franciscan Alliance, Inc. Series 2008 F (Barclays Bank PLC, LOC)
1,500,000	3.420	06/07/23	1,500,000
Indiana Health Facility Financing Authority Revenue Bonds Ascension Health Credit Group Series 2003E-6 (In)(a)
4,250,000	3.750	06/07/23	4,250,000

			24,750,000

Iowa – 0.2%
Iowa Finance Authority VRDN RB for Archer-Daniels-Midland Co. Project Series 2012 1-A
4,000,000	3.530	06/07/23	4,000,000

Louisiana – 2.8%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2011(a)
5,900,000	3.950	06/01/23	5,900,000
Louisiana Public Facilities Authority VRDN RB for Air Products and Chemicals Project Series 2007
24,000,000	3.900	06/01/23	24,000,000
Louisiana Public Facilities Authority VRDN RB for Air Products and Chemicals Project Series 2008 C
19,775,000	3.900	06/01/23	19,775,000
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue Refunding Bonds 2023 Series A, Series A-1 (La)
5,000,000	3.900	06/01/23	5,000,000

			54,675,000

Maryland – 1.6%
Montgomery County BANS CP Series 2010
9,000,000	3.170	07/24/23	9,000,000
Washington Suburban Sanitary District (Montgomery and Prince George’S Counties, Maryland) General Obligation Multi- Modal Bond Anticipation Notes Series B
5,000,000	4.000	06/01/23	5,000,000
Washington Suburban Sanitary District (Montgomery and Prince George’S Counties, Maryland) General Obligation Multi- Modal Bond Anticipation Notes
17,000,000	4.000	06/01/23	17,000,000

			31,000,000

Massachusetts – 3.6%
Massachusetts Bay Transportation Authority Mass Sales Tax BANS CP Series A
2,000,000	3.100	07/11/23	2,000,000
Massachusetts Bay Transportation Authority Mass Sales Tax BANS CP Series B
3,200,000	3.300	07/13/23	3,200,000
Massachusetts Health & Educational Facilities Authority, Mass General Brigham, Inc. CP Series H-1
17,090,000	3.050	06/05/23	17,090,000
Massachusetts Health and Educational Facilities Authority Revenue Bonds, Museum of Fine Arts Issue, Series A-1 (2007)(a)
16,350,000	3.990	06/01/23	16,350,000

The accompanying notes are an integral part of these financial statements.	13

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts Housing Finance Agency VRDN RB Single Family Housing Refunding Series 200 (UBS AG, SPA)
$6,000,000	3.450%	06/07/23	$6,000,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Refunding VRDN Series A-1 (TD Bank N.A., SPA)
26,000,000	3.520	06/07/23	26,000,000

			70,640,000

Michigan – 4.5%
Board Trustees Michigan State of university CP Series G
17,687,000	3.170	07/13/23	17,687,000
Regents of The University of Michigan General Revenue Bonds Series 2008 A
10,000,000	3.950	06/07/23	10,000,000
Regents of The University of Michigan General Revenue Bonds Series 2012D-2(a)
10,795,000	3.350	06/07/23	10,795,000
Regents of The University of Michigan General Revenue Bonds, Series 2012A(a)
10,025,000	3.470	06/07/23	10,025,000
Regents of the University of Michigan VRDN RB GO Series 2008 B(a)
12,440,000	3.480	06/07/23	12,440,000
University of Michigan CP Series L-1
5,785,000	3.100	06/02/23	5,785,000
University of Michigan General Revenue CP Series B
20,000,000	3.100	07/03/23	20,000,000

			86,732,000

Minnesota – 2.3%
County of Hennepin GO VRDN Refunding Series 2018 B (TD Bank N.A., SPA)
17,770,000	3.410	06/07/23	17,770,000
Hennepin City Minn CP Series A
13,850,000	3.200	07/11/23	13,850,000
Minnesota Housing Finance Agency VRDN Residential Housing Finance RB Refunding Series 2019 D (GNMA/FNMA/ FHLMC) (Royal Bank of Canada, SPA)(a)
4,035,000	3.400	06/07/23	4,035,000
University of Minnesota CP Notes Series H
9,900,000	3.150	07/14/23	9,900,000

			45,555,000

Mississippi – 2.8%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 F (Chevron Corp., GTY AGMT)(a)
6,300,000	3.550	06/07/23	6,300,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Corportation (Chervron U.S.A. Inc. Project) Series 2009 A(a)
10,000,000	3.850	06/01/23	10,000,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) Series 2010I
17,000,000	3.850	06/01/23	17,000,000

Municipal Debt Obligations – (continued)
Mississippi – (continued)
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project), Series 2009F
12,340,000	3.850	06/01/23	12,340,000

Mississippi Business Finance Corporation Mississippi Business
Finance Corporation Gulf Opportunity Zone Industrial
Development Revenue Bonds (Chevron Usa Inc. Project)
$350,000,000 Series 2010 A – F Goldman Sachs’ Series:
$40,000,000 Series 2010B(a)

4,000,000	3.550	06/07/23	4,000,000
Mississippi Development Bank Special Obligation Bonds Jackson County, Mississippi Industrial Water System Project, Series 2009(a)
5,050,000	3.850	06/01/23	5,050,000

			54,690,000

Missouri – 1.3%
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (U.S. Bank N.A., SPA)(a)
4,240,000	3.920	06/01/23	4,240,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Healthcare Series 2008 D(a)
21,000,000	3.450	06/07/23	21,000,000

			25,240,000

Multi-State – 0.5%
Federal Home Loan Mortgage Corporation Variable Rate Demand Certificates for Multi-Family Housing Series 2014-M031 Class A (FHLMC, LIQ)(a)(b)
9,945,000	3.530	06/07/23	9,945,000

Nebraska – 1.9%
Nebraska Investment Finance Authority Single Family Housing Revenue Bonds 2017 Series C(a)
2,000,000	3.150	06/07/23	2,000,000
Omaha Public Power District NEB Electric Revenue CP Series A
4,000,000	3.200	06/02/23	4,000,000
7,400,000	3.150	06/05/23	7,400,000
14,300,000	2.850	06/07/23	14,300,000
10,050,000	3.120	08/08/23	10,050,000

			37,750,000

New Mexico – 0.2%
State of New Mexico Severance Tax Permanent Fund RB Series 2022 A
4,550,000	1.770	07/01/23	4,561,921

New York – 12.5%
New York City GO Bonds 2018 Series B Subseries B-4 and B-5 (Barclays Bank PLC, SPA)
3,000,000	4.000	06/01/23	3,000,000
New York City GO VRDN Series 2006 I Subseries I-8 (State Street Bank & Trust Co., SPA)(a)
200,000	3.950	06/01/23	200,000
New York City GO VRDN Series 2012 G Subseries G-6 (Mizuho Bank, Ltd., LOC)
1,850,000	4.050	06/01/23	1,850,000

14	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
New York – (continued)
New York City GO VRDN Series 2017 A Subseries A-6 (JPMorgan Chase Bank N.A., SPA)
$2,520,000	4.100%	06/01/23	$2,520,000
New York City Housing Development Corp. Multi-Family Housing VRDN RB for 90 Washington Street Series 2005 A (FNMA, LOC)(a)
32,350,000	3.410	06/07/23	32,350,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Second General Resolution RB Series 2014 Subseries AA-6 (Mizuho Bank, Ltd., SPA)(a)
1,900,000	4.050	06/07/23	1,900,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Second General Resolution RB Series 2015 Subseries BB-4 (Barclays Bank PLC, SPA)(a)
1,330,000	4.000	06/07/23	1,330,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2023 Series Cc
9,100,000	4.000	06/07/23	9,100,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2023 Series A -3
5,000,000	4.020	06/01/23	5,000,000
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds (Adjustable Rate Bonds) Fiscal 2010 Subseries G-6(a)
11,000,000	4.000	06/01/23	11,000,000
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds (Adjustable Rate Bonds) Fiscal 2011 Subseries A-4
5,000,000	4.000	06/01/23	5,000,000
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds (Adjustable Rate Bonds) Fiscal 2019 Subseries C-4
1,000,000	4.000	06/01/23	1,000,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1(a)
3,400,000	3.200	06/01/23	3,400,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2(a)
12,330,000	3.200	06/01/23	12,330,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)(a)
10,765,000	3.400	06/01/23	10,765,000
New York State Dormitory Authority VRDO CP Series 2002 C
4,450,000	3.000	06/05/23	4,450,000
5,515,000	3.510	06/07/23	5,515,000
New York State Housing Finance Agency Affordable Housing Revenue Bonds, 2022 Series G-3 (Variable Rate) (Sustainability Bonds)
17,500,000	3.440	06/01/23	17,500,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ)(FNMA, LOC)(a)
9,000,000	3.400	06/07/23	9,000,000

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN Series 2009(a)
31,000,000	3.400	06/07/23	31,000,000
New York State Power Authority CP Series 2
8,300,000	3.250	06/07/23	8,300,000
Rochester Health Care Facilities Mayo Clinic CP Series A-2
25,000,000	3.170	07/13/23	25,000,000
The City of New York General Obligation Bonds, Fiscal 2014 Series I Subseries I-2
2,250,000	4.100	06/01/23	2,250,000
The City of New York General Obligation Bonds, Fiscal 2015 Series F, Subseries F-5
13,200,000	4.000	06/01/23	13,200,000
The City of New York General Obligation Bonds, Fiscal 2019 Series D Subseries D-4 Adjustable Rate Bonds
8,000,000	4.000	06/01/23	8,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (State Street Bank & Trust Co., LOC)(a)
17,425,000	3.980	06/01/23	17,425,000

			242,385,000

North Carolina – 6.5%
Board Governors university CP
6,000,000	3.350	07/12/23	6,000,000
8,000,000	3.300	09/07/23	8,000,000
Board of Governors of The University of North Carolina University of North Carolina Hospitals At Chapel Hill Revenue Bonds, Series 2001B(a)
4,000,000	3.900	06/07/23	4,000,000
Charlotte-Mecklenburg Hospital Authority (The) VRDN Series 2018 F
41,950,000	3.550	06/07/23	41,950,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 A RMKT (Bank of America N.A., SPA)(a)
18,800,000	3.550	06/07/23	18,800,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 B RMKT (Bank of America N.A., SPA)(a)
5,140,000	3.550	06/07/23	5,140,000
City of Raleigh VRDN COP for Downtown Improvement Project Series 2004 A (Wells Fargo Bank N.A. SPA)
33,100,000	3.570	06/07/23	33,100,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1992 A
6,800,000	3.200	06/07/23	6,800,000
The Charlotte-Mecklenburg Hospital Authority (North Carolina) Doing Business As Carolinas Healthcare System Variable Rate Health Care Refunding Revenue Bonds Series 2007B
775,000	4.050	06/07/23	775,000
The Charlotte-Mecklenburg Hospital Authority (North Carolina) Doing Business As Carolinas Healthcare System Variable Rate Health Care Refunding Revenue Bonds Series 2007C
655,000	4.050	06/07/23	655,000
The Charlotte-Mecklenburg Hospital Authority Atrium Health Variable Rate Health Care Revenue Bonds Series 2018G and Series 2018H
1,500,000	4.000	06/07/23	1,500,000

			126,720,000

The accompanying notes are an integral part of these financial statements.	15

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Ohio – 6.4%
County of Franklin, Ohio Hospital Facilities Refunding Revenue Bonds Series 2009B(a)
$32,895,000	3.400%	06/07/23	$32,895,000
County of Franklin, Ohio Hospital Facilities Revenue Bonds, Series 2018D Ohiohealth Corporation)
1,550,000	3.810	06/07/23	1,550,000
Ohio State University (The) General Receipts VRDN RB Series 2010 E(a)
21,900,000	3.500	06/01/23	21,900,000
State of Ohio (Treasurer of State) Capital Facilities Lease- Appropriation Variable Rate Bonds, Series 2020B (Parks and Recreation Improvement Fund Projects)
8,100,000	3.350	06/01/23	8,100,000
State of Ohio Capital Facilities Lease Appropriation VRDN for Adult Correctional Building Series 2021 B
10,000,000	3.500	06/01/23	10,000,000
State of Ohio GO VRDN for Common Schools Series 2006 C(a)
5,000,000	3.400	06/07/23	5,000,000
State of Ohio Hospital Revenue Bonds, Series 2008B-4 (Cleveland Clinic Health System Obligated Group)
9,400,000	3.970	06/01/23	9,400,000
The Ohio State University Variable Rate Demand General Receipts Bonds (Multiyear Debt Issuance Program Ii) Series 2023 A
35,000,000	3.400	06/01/23	35,000,000

			123,845,000

Oregon – 0.8%
Oregon Department of Transportation Highway User Tax Revenue CP Series A-2
5,000,000	3.200	08/02/23	5,000,000
State of Oregon Dept. of Veterans Affairs GO VRDN Veterans’ Welfare Bonds Series 110
9,900,000	4.000	06/01/23	9,900,000

			14,900,000

Pennsylvania – 0.5%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue Bonds, Series 2023-141B (Non-Amt) (Variable Rate) (Social Bonds)
9,000,000	3.400	06/01/23	9,000,000

South Carolina – 0.5%
City of Columbia Waterworks & Sewer System VRDN RB Series 2009 (Sumitomo Mitsui Banking Corp., LOC)(a)
9,230,000	3.400	06/01/23	9,230,000

			9,230,000

Texas – 16.9%
Board of Regents of The Texas A&M University System CP Series B
10,300,000	3.100	06/05/23	10,300,000
City of Austin, Texas Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 B (Sumitomo Mitsui Banking Corp., LOC)(a)
16,975,000	3.620	06/07/23	16,975,000
City of El Paso Texas Water & Sewer System CP Series A
10,000,000	3.450	06/13/23	10,000,000

Municipal Debt Obligations – (continued)
Texas – (continued)
City of Houston Combined Utility System VRDN First Lien Refunding RB Series 2004 B-6 (Sumitomo Mitsui Banking Corp., LOC)
1,900,000	3.430	06/07/23	1,900,000
City of Houston Combined Utility System VRDN First Lien Refunding RB Series 2018 C (Barclays Bank PLC, LOC)
2,600,000	3.450	06/07/23	2,600,000
Gulf Coast Industrial Development Authority (Texas) Revenue Bonds (Exxonmobil Project) Series 2012(a)
22,000,000	3.900	06/01/23	22,000,000
Harris County CP Series D-2
3,960,000	3.300	06/05/23	3,960,000
12,600,000	3.600	06/05/23	12,600,000
Harris County CP Series D-3
4,030,000	3.300	06/05/23	4,030,000
9,300,000	3.600	06/05/23	9,300,000
Harris County Cultural Education Facilities Finance Corp. CP Series C-1
65,000,000	4.050	06/01/23	65,000,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Memorial Hermann Health System Series 2019 F
5,500,000	3.860	06/01/23	5,500,000
Harris County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Memorial Hermann Health System) Series 2019E
15,000,000	3.200	06/01/23	15,000,000
Harris County Cultural Education Facilities Finance Corporation Revenue Bonds (Houston Methodist) Series 2020B
1,000,000	4.000	06/01/23	1,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series A-1(a)
3,000,000	4.000	06/01/23	3,000,000
Houston Texas CP Series E-1
18,930,000	3.400	06/01/23	18,930,000
5,000,000	3.250	07/07/23	5,000,000
San Antonio Water System CP Series A-2 Subseries A-1 JPMorgan
2,000,000	3.250	07/05/23	2,000,000
10,000,000	3.250	08/02/23	10,000,000
San Antonio Water System Electricity & Gas Revenue Series A
10,000,000	3.350	09/12/23	10,000,000
San Antonio Water System Electricity & Gas Revenue Series B
10,000,000	3.400	09/12/23	10,000,000
State of Texas Veterans Land Board VRDN Series 2022
300,000	4.070	06/01/23	300,000
Tarrant County Cultural Education Facilities Finance Corporation Texas Health Resources System Revenue Bonds Series 2012B(a)
4,875,000	3.750	06/07/23	4,875,000
Texas Transportation Commission State of Texas Highway Improvement General Obligation Bonds, Series 2014
25,500,000	3.899	04/01/32	25,677,839
The University of Texas System CP Series A
10,100,000	3.050	06/05/23	10,100,000
20,000,000	3.100	07/07/23	20,000,000
15,000,000	3.250	09/14/23	15,000,000

16	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Texas – (continued)
University of North Texas Revenue Financing System CP Series A
$13,384,000	3.500%	09/19/23	$13,384,000

			328,431,839

Utah – 2.4%
Murray City Utah, Hospital Revenue VRDN Series 2005 A
3,540,000	4.000	06/01/23	3,540,000
Murray City Utah, Hospital Revenue VRDN Series 2005 B
5,200,000	4.000	06/01/23	5,200,000
Utah Water Finance Agency VRDN Program RB Series B-2 (JPMorgan Chase Bank N.A., SPA)
36,000,000	3.500	06/01/23	36,000,000
Utah Water Finance Agency VRDN Tender Option RB Series B-1 (JPMorgan Chase Bank N.A., SPA)
1,800,000	3.500	06/01/23	1,800,000

			46,540,000

Virginia – 1.2%
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 F(a)
7,585,000	3.820	06/07/23	7,585,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2013 A
15,000,000	3.450	06/01/23	15,000,000

			22,585,000

Washington – 1.2%
King County GO VRDN RB Refunding Series 2019 B (TD Bank N.A., SPA)
6,825,000	3.300	06/07/23	6,825,000
King County Sewer System CP Series A
4,840,000	3.200	07/12/23	4,840,000
University of Washington CP Series A
11,000,000	3.300	07/19/23	11,000,000

			22,665,000

Wisconsin – 1.6%
Public Finance Authority Health Care System Revenue Refunding Bonds (Cone Health) 2023
17,000,000	3.950	06/01/23	17,000,000
Wisconsin Health and Educational Facilities Authority Variable Rate Refunding Revenue Bonds, Series 2021A (Froedtert Health, Inc. Obligated Group)
9,400,000	3.940	06/01/23	9,400,000
Wisconsin Housing & Economic Development Authority VRDN Home Ownership RB Series 2019 B (FNMA)(FHLB, SPA)(a)
4,600,000	3.400	06/01/23	4,600,000

			31,000,000

TOTAL INVESTMENTS – 100.3%			$1,946,264,970

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(5,726,149)

NET ASSETS – 100.0%			$1,940,538,821

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Rate shown is that which is in effect on May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMT	—Alternative Minimum Tax (subject to)
BANS	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Insured by Federal Home Loan Bank
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IDB	—Industrial Development Board
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2023, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of June 1, 2023, as follows:

Principal Amount	Maturity Value	Collateral Value
$302,000,000	$302,042,422	$311,058,277

REPURCHASE AGREEMENTS — At May 31, 2023, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	5.060%	$56,625,000
Bank of America, N.A.	5.050	47,187,500
Bank of Montreal	5.060	18,875,000
BofA Securities, Inc.	5.050	47,187,500
Credit Agricole Corporate and Investment Bank	5.060	56,625,000
Wells Fargo Securities, LLC	5.060	75,500,000

TOTAL		$302,000,000

At May 31, 2023, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	1.500 to 6.500%	07/01/36 to 06/01/53
Federal National Mortgage Association	1.500 to 7.000	01/01/24 to 06/01/53
Government National Mortgage Association	3.00 to 5.500	03/20/47 to 04/20/53
U.S. Treasury Note	1.25	11/30/26

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Assets and Liabilities

May 31, 2023 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Assets:
Investments, at value (cost $6,053,440,011 and $1,946,264,970)	$6,053,440,011	$1,946,264,970
Repurchase agreements, at value (cost $1,829,000,000 and $0)	1,829,000,000	—
Cash	1,170,240	—
Receivables:
Interest	22,087,865	8,340,314
Fund shares sold	21,907,032	357,559
Investments sold	19,909,862	2,000,767
Reimbursement from investment advisor	20,293	15,585
Other assets	576,675	492,378
Total assets	7,948,111,978	1,957,471,573

Liabilities:
Due to custodian (overdraft)	—	11,287,156
Payables:
Investments purchased	206,040,437	—
Fund shares redeemed	28,017,717	1,001,835
Dividend distribution	1,391,873	4,076,101
Management fees	1,036,473	267,171
Distribution and Service fees and Transfer Agency fees	420,615	28,120
Accrued expenses	104,374	272,369
Total liabilities	237,011,489	16,932,752

Net Assets:
Paid-in capital	7,710,804,954	1,940,536,465
Total distributable earnings	295,535	2,356
NET ASSETS	$7,711,100,489	$1,940,538,821
Net asset value, offering and redemption price per share	$1.00	$1.00
Net Assets:
Class A Shares	$1,144,512,851	$30,633,571
Class C Shares	20,521	39,289
Class D Shares	3,397,500	—
Class I Shares	6,237,607,431	1,901,774,895
Capital Shares	—	1,053
Service Shares	54,596,589	228,811
Preferred Shares	—	236,369
Select Shares	—	1,060
Administration Shares	237,905,714	7,620,090
Cash Management Shares	33,048,905	1,611
Premier Shares	—	1,043
Resource Shares	10,978	1,029
Total Net Assets	$7,711,100,489	$1,940,538,821
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	1,144,509,061	30,633,163
Class C Shares	20,521	39,289
Class D Shares	3,397,489	—
Class I Shares	6,237,586,649	1,901,749,769
Capital Shares	—	1,053
Service Shares	54,596,407	228,808
Preferred Shares	—	236,366
Select Shares	—	1,060
Administration Shares	237,904,923	7,619,990
Cash Management Shares	33,048,795	1,611
Premier Shares	—	1,043
Resource Shares	10,978	1,029

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Operations

For the Six Months Ended May 31, 2023 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Investment Income:

Interest income	$172,980,420	$30,496,723

Expenses:
Fund-Level Expenses:

Management fees	5,738,422	1,675,479

Transfer Agency fees	358,684	104,727

Registration fees	296,088	88,600

Custody, accounting and administrative services	131,056	30,840

Professional fees	75,846	39,340

Printing and mailing fees	22,698	27,154

Trustee fees	7,688	4,482

Other	27,586	42,092
Subtotal	6,658,068	2,012,714
Class Specific Expenses:

Distribution and Service fees — Class A Shares	1,047,634	42,423

Administration Share fees	241,998	16,076

Service Share fees	136,576	1,499

Cash Management Share fees	106,052	4

Distribution fees — Cash Management Shares	63,631	2

Distribution fees — Class C Shares	107	116

Resource Share fees	27	2

Distribution fees — Resource Shares	7	—

Preferred Share fees	—	204

Premier Share fees	—	2

Total expenses	8,254,100	2,073,042

Less — expense reductions	(58,854)	(85,904)

Net expenses	8,195,246	1,987,138

NET INVESTMENT INCOME	$164,785,174	$28,509,585

Net realized gain from investment transactions	396,651	572

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$165,181,825	$28,510,157

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund		Investor Tax-Exempt Money Market Fund
	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022
From operations:
Net investment income	$164,785,174	$56,259,369	$28,509,585	$15,882,509
Net realized gain (loss) from investment transactions	396,651	(329,369)	572	1,825
Net increase in net assets resulting from operations	165,181,825	55,930,000	28,510,157	15,884,334

Distributions to shareholders:
From distributable earnings:
Class A Shares	(18,620,531)	(3,203,361)	(420,757)	(106,377)
Class C Shares	(382)	(266)	(211)	(23)
Class D Shares	(41,401)	—	—	—
Class I Shares	(139,910,551)	(50,850,389)	(27,921,754)	(15,652,308)
Capital Shares	—	—	(15)	(9)
Service Shares	(1,123,034)	(480,687)	(6,613)	(3,591)
Preferred Shares	—	—	(5,193)	(1,379)
Select Shares	—	—	(16)	(9)
Administration Shares	(4,269,621)	(1,242,919)	(154,982)	(118,779)
Cash Management Shares	(808,474)	(262,061)	(17)	(20)
Premier Shares	—	—	(14)	(7)
Resource Shares	(216)	(98)	(13)	(7)
Total distributions to shareholders	(164,774,210)	(56,039,781)	(28,509,585)	(15,882,509)

From share transactions
Proceeds from sales of shares	6,475,945,705	7,415,513,871	1,503,569,864	2,654,190,941
Proceeds received in connection with merger	—	256,992,995	—	368,765,885
Reinvestment of distributions	156,322,697	51,119,742	5,026,368	2,027,423
Cost of shares redeemed	(4,645,516,593)	(3,705,151,369)	(1,658,052,398)	(2,504,825,606)
Net increase (decrease) in net assets resulting from share transactions	1,986,751,809	4,018,475,239	(149,456,166)	520,158,643
NET INCREASE (DECREASE)	1,987,159,424	4,018,365,458	(149,455,594)	520,160,468

Net assets:
Beginning of period	5,723,941,065	1,705,575,607	2,089,994,415	1,569,833,947
End of period	$7,711,100,489	$5,723,941,065	$1,940,538,821	$2,089,994,415

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Class A Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.009	0.021	0.016

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	(0.003)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.010	0.021	0.013

Distributions to shareholders from net investment income	(0.022)		(0.012)	—		—	(b)	(0.010)	(0.021)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.20%		1.17%	0.03%		—	%(e)	0.98%	2.14%	1.36%

Net assets, end of period (in 000’s)	$1,144,513		$442,390	$140,297		$221,008		$249,228	$169,451	$7,933

Ratio of net expenses to average net assets	0.43	%(f)	0.38%	0.12%		0.24	%(f)	0.42%	0.43%	0.43%

Ratio of total expenses to average net assets	0.44	%(f)	0.45%	0.45%		0.47	%(f)	0.46%	0.46%	0.54%

Ratio of net investment income (loss) to average net assets	4.45	%(f)	1.69%	(0.01)%		(0.08	)%(f)	0.88%	2.12%	1.59%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Class C Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.007	—	(b)	—	(b)	0.003	0.014	0.004

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.002	— (b)	0.002

Total from investment operations	0.018		0.007	—	(b)	—	(b)	0.005	0.014	0.006

Distributions to shareholders from net investment income	(0.018)		(0.007)	—		—	(b)	(0.005)	(0.014)	(0.006)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.018)		(0.007)	—	(b)	—	(b)	(0.005)	(0.014)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.82%		0.74%	0.03%		—	%(e)	0.46%	1.38%	0.60%

Net assets, end of period (in 000’s)	$21		$34	$39		$39		$53	$10	$10

Ratio of net expenses to average net assets	1.19	%(f)	0.79%	0.12%		0.24	%(f)	0.79%	1.18%	1.18%

Ratio of total expenses to average net assets	1.19	%(f)	1.20%	1.20%		1.22	%(f)	1.21%	1.21%	1.29%

Ratio of net investment income (loss) to average net assets	3.58	%(f)	0.62%	(0.01)%		(0.08	)%(f)	0.24%	1.38%	0.40%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Investor Money Market Fund — Class D Shares	Period Ended May 31, 2023* (Unaudited)
Per Share Data:

Net asset value, beginning of period	$1.00

Net investment income(a)	0.016

Net realized gain	—	(b)

Total from investment operations	0.016

Distributions to shareholders from net investment income	(0.016)

Distributions to shareholders from net realized gains	—	(b)

Total distributions(c)	(0.016)

Net asset value, end of period	$1.00

Total return(d)	1.58%

Net assets, end of period (in 000’s)	$3,398

Ratio of net expenses to average net assets	0.18	%(e)

Ratio of total expenses to average net assets	0.19	%(e)

Ratio of net investment income to average net assets	4.83	%(e)

*	Commenced operations on January 31, 2023.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Class I Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.023		0.013	—	(b)	—	(b)	0.011	0.024	0.017

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	(0.001)

Total from investment operations	0.023		0.013	—	(b)	—	(b)	0.012	0.024	0.016

Distributions to shareholders from net investment income	(0.023)		(0.013)	—		—	(b)	(0.012)	(0.024)	(0.016)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.023)		(0.013)	—	(b)	—	(b)	(0.012)	(0.024)	(0.016)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.32%		1.35%	0.04%		0.02%		1.22%	2.40%	1.61%

Net assets, end of period (in 000’s)	$6,237,607		$5,066,681	$1,400,101		$1,527,628		$2,025,657	$1,316,874	$504,770

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.12%		0.18	%(e)	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets	0.19	%(e)	0.20%	0.20%		0.22	%(e)	0.21%	0.21%	0.29%

Ratio of net investment income (loss) to average net assets	4.63	%(e)	1.93%	—	%(f)	(0.02	)%(e)	1.11%	2.37%	1.68%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Service Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.021		0.010	—	(b)	—	(b)	0.006	0.018	0.009

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.002	0.001	0.002

Total from investment operations	0.021		0.010	—	(b)	—	(b)	0.008	0.019	0.011

Distributions to shareholders from net investment income	(0.021)		(0.010)	—		—	(b)	(0.008)	(0.019)	(0.011)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.021)		(0.010)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.07%		1.00%	0.03%		—	%(e)	0.78%	1.89%	1.11%

Net assets, end of period (in 000’s)	$54,597		$49,040	$63,427		$50,167		$56,453	$30,615	$11

Ratio of net expenses to average net assets	0.68	%(f)	0.54%	0.12%		0.24	%(f)	0.62%	0.68%	0.68%

Ratio of total expenses to average net assets	0.69	%(f)	0.70%	0.70%		0.72	%(f)	0.71%	0.71%	0.79%

Ratio of net investment income (loss) to average net assets	4.11	%(f)	1.14%	(0.01)%		(0.08	)%(f)	0.62%	1.75%	0.92%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Administration Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.022		0.012	—	(b)	—	(b)	0.009	0.021	0.014

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	(0.001)

Total from investment operations	0.022		0.012	—	(b)	—	(b)	0.010	0.021	0.013

Distributions to shareholders from net investment income	(0.022)		(0.012)	—		—	(b)	(0.010)	(0.021)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.012)	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	2.20%		1.17%	0.03%		—	%(e)	0.98%	2.14%	1.36%

Net assets, end of period (in 000’s)	$237,906		$130,172	$40,662		$31,792		$33,860	$31,188	$132,200

Ratio of net expenses to average net assets	0.43	%(f)	0.39%	0.12%		0.24	%(f)	0.42%	0.43%	0.43%

Ratio of total expenses to average net assets	0.44	%(f)	0.45%	0.45%		0.47	%(f)	0.46%	0.46%	0.54%

Ratio of net investment income (loss) to average net assets	4.41	%(f)	1.64%	(0.01)%		(0.08	)%(f)	0.90%	2.12%	1.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Cash Management Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.019		0.008	—	(b)	—	(b)	0.004	0.016	0.009

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.002	— (b)	(0.001)

Total from investment operations	0.019		0.008	—	(b)	—	(b)	0.006	0.016	0.008

Distributions to shareholders from net investment income	(0.019)		(0.008)	—		—	(b)	(0.006)	(0.016)	(0.008)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.019)		(0.008)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.92%		0.83%	0.03%		—	%(e)	0.58%	1.58%	0.81%

Net assets, end of period (in 000’s)	$33,049		$35,614	$61,039		$49,812		$52,017	$21,414	$927

Ratio of net expenses to average net assets	0.98	%(f)	0.61%	0.12%		0.24	%(f)	0.76%	0.98%	0.98%

Ratio of total expenses to average net assets	0.99	%(f)	1.00%	1.00%		1.02	%(f)	1.01%	1.01%	1.09%

Ratio of net investment income (loss) to average net assets	3.81	%(f)	0.75%	—	%(e)	(0.08	)%(f)	0.38%	1.60%	0.88%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Resource Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.020		0.009	—	(b)	—	(b)	0.007	0.017	0.008

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	0.002

Total from investment operations	0.020		0.009	—	(b)	—	(b)	0.007	0.017	0.010

Distributions to shareholders from net investment income	(0.020)		(0.009)	—		—	(b)	(0.007)	(0.017)	(0.010)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.020)		(0.009)	—	(b)	—	(b)	(0.007)	(0.017)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.99%		0.92%	0.03%		—	%(e)	0.67%	1.74%	0.96%

Net assets, end of period (in 000’s)	$11		$11	$11		$11		$11	$11	$11

Ratio of net expenses to average net assets	0.82	%(f)	0.61%	0.12%		0.23	%(f)	0.73%	0.81%	0.83%

Ratio of total expenses to average net assets	0.84	%(f)	0.85%	0.85%		0.87	%(f)	0.86%	0.86%	0.94%

Ratio of net investment income (loss) to average net assets	3.99	%(f)	0.92%	—	%(e)	(0.07	)%(f)	0.66%	1.75%	0.77%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Class A Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.012		0.006	—	(b)	—	(b)	0.005	0.012	0.008

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	— (b)

Total from investment operations	0.012		0.006	—	(b)	—	(b)	0.006	0.012	0.008

Distributions to shareholders from net investment income	(0.012)		(0.006)	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)

Distributions to shareholders from net realized gains	—		—	—	(b)	—		—	— (b)	— (b)

Total distributions(c)	(0.012)		(0.006)	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.25%		0.58%	0.01%		—	%(e)	0.55%	1.16%	0.78%

Net assets, end of period (in 000’s)	$30,634		$21,573	$8,728		$10,756		$16,678	$14,846	$2,296

Ratio of net expenses to average net assets	0.43	%(f)	0.36%	0.04%		0.13	%(f)	0.36%	0.43%	0.43%

Ratio of total expenses to average net assets	0.44	%(f)	0.46%	0.45%		0.48	%(f)	0.45%	0.45%	0.47%

Ratio of net investment income to average net assets	2.48	%(f)	0.78%	0.01%		0.01	%(f)	0.42%	1.11%	0.82%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Class C Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.009		0.003	—		—		0.001	0.004	0.001

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.009		0.003	—	(b)	—	(b)	0.001	0.004	0.001

Distributions to shareholders from net investment income	(0.009)		(0.003)	—		—	(b)	(0.001)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—		—	—	(b)	—		—	— (b)	— (b)

Total distributions(c)	(0.009)		(0.003)	—	(b)	—	(b)	(0.001)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	0.87%		0.25%	0.01%		—	%(e)	0.12%	0.41%	0.13%

Net assets, end of period (in 000’s)	$39		$9	$9		$29		$29	$9	$9

Ratio of net expenses to average net assets	1.18	%(f)	0.66%	0.04%		0.13	%(f)	0.55%	1.19%	1.06%

Ratio of total expenses to average net assets	1.19	%(f)	1.21%	1.20%		1.23	%(f)	1.20%	1.20%	1.22%

Ratio of net investment income to average net assets	1.82	%(f)	0.25%	—	%(e)	0.01	%(f)	0.14%	0.39%	0.15%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Class I Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.014		0.008	—	(b)	—	(b)	0.007	0.014	0.010

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.014		0.008	—	(b)	—	(b)	0.007	0.014	0.010

Distributions to shareholders from net investment income	(0.014)		(0.008)	—	(b)	—	(b)	(0.007)	(0.014)	(0.010)

Distributions to shareholders from net realized gains	—		—	—	(b)	—		—	— (b)	— (b)

Total distributions(c)	(0.014)		(0.008)	—	(b)	—	(b)	(0.007)	(0.014)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.37%		0.76%	0.01%		—	%(e)	0.75%	1.42%	1.03%

Net assets, end of period (in 000’s)	$1,901,775		$2,046,960	$1,559,836		$1,361,639		$1,511,106	$1,444,641	$1,052,229

Ratio of net expenses to average net assets	0.18	%(f)	0.16%	0.04%		0.13	%(f)	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets	0.19	%(f)	0.21%	0.20%		0.23	%(f)	0.20%	0.20%	0.22%

Ratio of net investment income to average net assets	2.73	%(f)	0.80%	0.01%		0.01	%(f)	0.73%	1.40%	1.02%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Capital Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.015		0.009	—		0.001		0.010	0.017	0.013

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.015		0.009	—	(b)	0.001		0.010	0.017	0.013

Distributions to shareholders from net investment income	(0.015)		(0.009)	—	(b)	(0.001)		(0.010)	(0.017)	(0.013)

Distributions to shareholders from net realized gains	—		—	—	(b)	—		—	— (b)	— (b)

Total distributions(c)	(0.015)		(0.009)	—	(b)	(0.001)		(0.010)	(0.017)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.30%		0.65%	0.01%		—	%(e)	0.62%	1.27%	0.88%

Net assets, end of period (in 000’s)	$1		$1	$1		$1		$1	$1	$1

Ratio of net expenses to average net assets	0.33	%(f)	0.16%	0.04%		0.13	%(f)	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets	0.34	%(f)	0.21%	0.20%		0.38	%(f)	0.35%	0.35%	0.37%

Ratio of net investment income to average net assets	2.96	%(f)	0.86%	0.03%		0.35	%(f)	0.99%	1.69%	1.31%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Service Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.011		0.004	—	(b)	—	(b)	0.005	0.009	0.005

Net realized loss	—	(b)	— (b)	—	(b)	—	(b)	(0.001)	— (b)	— (b)

Total from investment operations	0.011		0.004	—	(b)	—	(b)	0.004	0.009	0.005

Distributions to shareholders from net investment income	(0.011)		(0.004)	—	(b)	—	(b)	(0.004)	(0.009)	(0.005)

Distributions to shareholders from net realized gains	—		—	—	(b)	—		—	— (b)	— (b)

Total distributions(c)	(0.011)		(0.004)	—	(b)	—	(b)	(0.004)	(0.009)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.12%		0.44%	0.01%		—	%(e)	0.39%	0.91%	0.53%

Net assets, end of period (in 000’s)	$229		$821	$833		$820		$818	$2,102	$836

Ratio of net expenses to average net assets	0.68	%(f)	0.48%	0.04%		0.13	%(f)	0.56%	0.68%	0.68%

Ratio of total expenses to average net assets	0.69	%(f)	0.71%	0.70%		0.73	%(f)	0.70%	0.70%	0.72%

Ratio of net investment income to average net assets	2.21	%(f)	0.44%	0.01%		0.01	%(f)	0.45%	0.91%	0.52%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Preferred Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.013		0.007	—	(b)	—	(b)	0.005	0.013	0.009

Net realized gain (loss)	—	(b)	— (b)	—	(b)	—	(b)	0.002	— (b)	— (b)

Total from investment operations	0.013		0.007	—	(b)	—	(b)	0.007	0.013	0.009

Distributions to shareholders from net investment income	(0.013)		(0.007)	—	(b)	—	(b)	(0.007)	(0.013)	(0.009)

Distributions to shareholders from net realized gains	—		—	—	(b)	—		—	— (b)	— (b)

Total distributions(c)	(0.013)		(0.007)	—	(b)	—	(b)	(0.007)	(0.013)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.32%		0.68%	0.01%		—	%(e)	0.66%	1.32%	0.93%

Net assets, end of period (in 000’s)	$236		$603	$109		$278		$91	$61	$68

Ratio of net expenses to average net assets	0.28	%(f)	0.24%	0.04%		0.13	%(f)	0.26%	0.28%	0.28%

Ratio of total expenses to average net assets	0.29	%(f)	0.31%	0.30%		0.33	%(f)	0.30%	0.30%	0.32%

Ratio of net investment income to average net assets	2.55	%(f)	1.01%	0.01%		0.01	%(f)	0.45%	1.31%	0.93%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Select Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.015		0.009	—		0.001		0.010	0.016	0.009

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	0.001

Total from investment operations	0.015		0.009	—	(b)	0.001		0.010	0.016	0.010

Distributions to shareholders from net investment income	(0.015)		(0.009)	—	(b)	(0.001)		(0.010)	(0.016)	(0.010)

Distributions to shareholders from net realized gains	—		—	—	(b)	—		—	— (b)	— (b)

Total distributions(c)	(0.015)		(0.009)	—	(b)	(0.001)		(0.010)	(0.016)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.36%		0.74%	0.01%		—	%(e)	0.72%	1.39%	1.00%

Net assets, end of period (in 000’s)	$1		$1	$1		$1		$1	$1	$3

Ratio of net expenses to average net assets	0.21	%(f)	0.16%	0.04%		0.13	%(f)	0.18%	0.18%	0.21%

Ratio of total expenses to average net assets	0.22	%(f)	0.21%	0.20%		0.26	%(f)	0.23%	0.23%	0.25%

Ratio of net investment income to average net assets	2.96	%(f)	0.85%	0.03%		0.35	%(f)	0.97%	1.50%	0.95%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Administration Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.012		0.006	—	(b)	—	(b)	0.006	0.012	0.008

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.012		0.006	—	(b)	—	(b)	0.006	0.012	0.008

Distributions to shareholders from net investment income	(0.012)		(0.006)	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)

Distributions to shareholders from net realized gains	—		—	—	(b)	—		—	— (b)	— (b)

Total distributions(c)	(0.012)		(0.006)	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.25%		0.58%	0.01%		—	%(e)	0.55%	1.16%	0.78%

Net assets, end of period (in 000’s)	$7,620		$20,022	$314		$305		$305	$298	$2

Ratio of net expenses to average net assets	0.43	%(f)	0.38%	0.04%		0.13	%(f)	0.37%	0.43%	0.43%

Ratio of total expenses to average net assets	0.44	%(f)	0.46%	0.45%		0.48	%(f)	0.45%	0.45%	0.47%

Ratio of net investment income to average net assets	2.41	%(f)	0.70%	0.01%		0.01	%(f)	0.55%	1.18%	0.75%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Cash Management Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.010		0.005	—		0.001		0.004	0.010	0.002

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	0.001

Total from investment operations	0.010		0.005	—	(b)	0.001		0.005	0.010	0.003

Distributions to shareholders from net investment income	(0.010)		(0.005)	—	(b)	(0.001)		(0.005)	(0.010)	(0.003)

Distributions to shareholders from net realized gains	—		—	—	(b)	—		—	— (b)	— (b)

Total distributions(c)	(0.010)		(0.005)	—	(b)	(0.001)		(0.005)	(0.010)	(0.003)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	0.97%		0.31%	0.01%		—	%(e)	0.22%	0.61%	0.24%

Net assets, end of period (in 000’s)	$2		$2	$1		$1		$1	$1	$1

Ratio of net expenses to average net assets	0.98	%(f)	0.75%	0.04%		0.13	%(f)	0.66%	0.90%	0.96%

Ratio of total expenses to average net assets	0.99	%(f)	1.01%	0.92%		1.03	%(f)	1.00%	1.00%	1.02%

Ratio of net investment income to average net assets	2.06	%(f)	0.89%	0.03%		0.36	%(f)	0.54%	0.96%	0.24%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Premier Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.013		0.007	—		0.001		0.007	0.013	0.010

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	0.001	— (b)	— (b)

Total from investment operations	0.013		0.007	—	(b)	0.001		0.008	0.013	0.010

Distributions to shareholders from net investment income	(0.013)		(0.007)	—	(b)	(0.001)		(0.008)	(0.013)	(0.010)

Distributions to shareholders from net realized gains	—		—	—	(b)	—		—	— (b)	— (b)

Total distributions(c)	(0.013)		(0.007)	—	(b)	(0.001)		(0.008)	(0.013)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.20%		0.52%	0.01%		—	%(e)	0.49%	1.06%	0.68%

Net assets, end of period (in 000’s)	$1		$1	$1		$1		$1	$1	$1

Ratio of net expenses to average net assets	0.53	%(f)	0.37%	0.04%		0.13	%(f)	0.43%	0.54%	0.54%

Ratio of total expenses to average net assets	0.54	%(f)	0.55%	0.56%		0.58	%(f)	0.55%	0.55%	0.57%

Ratio of net investment income to average net assets	2.61	%(f)	0.65%	0.03%		0.36	%(f)	0.75%	1.32%	0.95%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Resource Shares			2022	2021				2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.013		0.006	—	(b)	—	(b)	0.003	0.008	0.004

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)	— (b)

Total from investment operations	0.013		0.006	—	(b)	—	(b)	0.003	0.008	0.004

Distributions to shareholders from net investment income	(0.013)		(0.006)	—	(b)	—	(b)	(0.003)	(0.008)	(0.004)

Distributions to shareholders from net realized gains	—		—	—	(b)	—		—	— (b)	— (b)

Total distributions(c)	(0.013)		(0.006)	—	(b)	—	(b)	(0.003)	(0.008)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(d)	1.05%		0.37%	0.01%		—	%(e)	0.30%	0.76%	0.37%

Net assets, end of period (in 000’s)	$1		$1	$1		$2,840		$3,101	$2,206	$2,412

Ratio of net expenses to average net assets	0.83	%(f)	0.37%	0.04%		0.13	%(f)	0.61%	0.83%	0.83%

Ratio of total expenses to average net assets	0.84	%(f)	0.86%	0.85%		0.88	%(f)	0.85%	0.85%	0.87%

Ratio of net investment income to average net assets	2.62	%(f)	0.65%	0.01%		0.01	%(f)	0.29%	0.75%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements

May 31, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Investor Money Market	Class A, Class C, Class D, Class I, Service, Administration, Cash Management, and Resource	Diversified
Investor Tax-Exempt Money Market	Class A, Class C, Class I, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, and Resource	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The Funds have adopted policies and procedures that allow the Trustees to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market- based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

32

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long- term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to

33

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2023, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

34

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2023, Goldman Sachs did not retain any CDSCs with respect to Class C Shares of the Investor Money Market and Investor Tax-Exempt Money Market Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 29, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate and the transfer agency fee rate is 0.16% and 0.01%, respectively, for the Investor Money Market and Investor Tax-Exempt Money Market Funds.

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares	Class C Shares	Capital Shares(a)	Service Shares	Preferred Shares(a)	Select Shares(a)	Administration Shares	Cash Management Shares	Premier Shares(b)	Resource Shares
Administration, Service and/or Shareholder Administration Fees[1]	N/A	0.25%	0.15%	0.25%	0.10%	0.03%	0.25%	0.50%	0.35%	0.50%
Distribution and/or Service (12b-1) Fees	0.25	0.75(c)	N/A	0.25(b)	N/A	N/A	N/A	0.30(c)	N/A	0.15(c)

N/A	— Fees not applicable to respective share class
1	Class I Shares and Class D Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.
(a)	Tax-Exempt Money Market Fund only.
(b)	Service (12b-1) fee only.
(c)	Distribution (12b-1) fee only.

35

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

During the six months ended May 31, 2023, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior period fee waivers and/or expense reimbursements, if any.

For the six months ended May 31, 2023, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers		Other Expense Reimbursements	Total Expense Reductions
Investor Money Market	$—	*	$59	$59
Investor Tax-Exempt Money Market	—	*	86	86

*	Amount less than one thousand.

For the six months ended May 31, 2023, the net effective management fee rate was 0.16% for the Investor Money Market the Investor Tax-Exempt Money Market Funds.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended May 31, 2023, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Investor Money Market	$550,000	$—	$—
Investor Tax-Exempt Money Market	1,810,000	—	—

As of May 31, 2023, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class C Shares	Capital Shares	Select Shares	Cash Management Shares	Premier Shares	Resource Shares
Investor Money Market	52%	—	—	—	—	100%
Investor Tax-Exempt Money Market	23%	100%	100%	64%	100%	100%

36

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

I.  Line of Credit Facility — As of May 31, 2023, the Funds participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2023, the Funds did not have any borrowings under the facility. Prior to April 19, 2023, the facility was $1,250,000,000.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2022, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Investor Money Market	Investor Tax-Exempt Money Market
Capital loss carryforward: Perpetual Short-Term	$(253,995)	$—
Timing differences (Distribution Payable and Post-October Capital Loss Deferral)	$(1,159,740)	$(2,785,301)

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

37

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

6. OTHER RISKS (continued)

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to a Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial Development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum

38

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

7. INDEMNIFICATIONS (continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

After the end of the Reporting Period, at a meeting of the Board of Trustees of Goldman Sachs Trust held on June 13-14, 2023, the Trustees approved, on behalf of the Funds, the termination of the Resource Share Class of each Fund. The termination took effect on July 14, 2023.

All other subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

39

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market Fund
	For the Fiscal Year Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022

Class A Shares
Shares sold	1,140,502,144	471,571,053
Reinvestment of distributions	18,619,974	3,201,475
Shares redeemed	(457,032,414)	(172,670,483)
	702,089,704	302,102,045
Class C Shares
Shares sold	—	14,369
Reinvestment of distributions	366	265
Shares redeemed	(13,762)	(19,708)
	(13,396)	(5,074)
Class D Shares*
Shares sold	6,752,310	—
Reinvestment of distributions	41,405	—
Shares redeemed	(3,396,226)	—
	3,397,489	—
Class I Shares
Shares sold	4,960,589,951	6,551,206,938
Shares received in connection with merger	—	232,687,767
Reinvestment of distributions	131,871,412	46,141,555
Shares redeemed	(3,921,893,927)	(3,163,321,977)
	1,170,567,436	3,666,714,283
Service Shares
Shares sold	64,671,646	96,940,865
Reinvestment of distributions	1,102,111	464,790
Shares redeemed	(60,220,309)	(111,798,929)
	5,553,448	(14,393,274)
Administration Shares
Shares sold	228,275,196	192,681,355
Shares received in connection with merger	—	24,305,228
Reinvestment of distributions	3,911,981	1,061,208
Shares redeemed	(124,463,107)	(128,535,096)
	107,724,070	89,512,695
Cash Management Shares
Shares sold	75,154,458	103,123,351
Reinvestment of distributions	775,233	250,352
Shares redeemed	(78,496,848)	(128,805,176)
	(2,567,157)	(25,431,473)
Resource Shares
Shares sold	—	—
Reinvestment of distributions	215	97
Shares redeemed	—	—
	215	97

NET INCREASE IN SHARES	1,986,751,809	4,018,499,299

*	Commenced operations on January 31, 2023.

40

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt Money Market Fund
	For the Fiscal Year Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022

Class A Shares
Shares sold	35,779,021	22,024,702
Reinvestment of distributions	420,783	106,368
Shares redeemed	(27,139,528)	(9,286,152)
	9,060,276	12,844,918
Class C Shares
Shares sold	30,000	—
Reinvestment of distributions	212	22
Shares redeemed	—	—
	30,212	22
Class I Shares
Shares sold	1,464,156,524	2,624,861,370
Shares received in connection with merger	—	347,176,209
Reinvestment of distributions	4,443,160	1,799,284
Shares redeemed	(1,613,784,972)	(2,486,687,028)
	(145,185,288)	487,149,835
Capital Shares
Shares sold	—	—
Reinvestment of distributions	14	7
Shares redeemed	—	—
	14	7
Service Shares
Shares sold	96,778	90,279
Reinvestment of distributions	3,862	2,322
Shares redeemed	(693,267)	(103,692)
	(592,627)	(11,091)
Preferred Shares
Shares sold	125,704	805,408
Reinvestment of distributions	3,752	756
Shares redeemed	(496,119)	(311,954)
	(366,663)	494,210
Select Shares
Shares sold	—	—
Reinvestment of distributions	14	8
Shares redeemed	—	—
	14	8
Administration Shares
Shares sold	3,375,837	6,403,785
Shares received in connection with merger	—	21,589,676
Reinvestment of distributions	154,532	118,628
Shares redeemed	(15,932,512)	(8,404,275)
	(12,402,143)	19,707,814
Cash Management Shares
Shares sold	6,000	33,065
Reinvestment of distributions	17	18
Shares redeemed	(6,000)	(32,501)
	17	582
Premier Shares
Shares sold	—	—
Reinvestment of distributions	12	6
Shares redeemed	—	—
	12	6
Resource Shares
Shares sold	—	4
Reinvestment of distributions	10	4
Shares redeemed	—	(4)
	10	4

NET INCREASE (DECREASE) IN SHARES	(149,456,166)	520,186,315

41

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended May 31, 2023 (Unaudited)

As a shareholder of Class A Shares, Class C Shares, Class D Shares, Class I Shares, Capital Shares, Service Shares, Preferred Shares, Select Shares, Administration Shares, Cash Management Shares, Premier Shares, or Resource Shares of a Fund you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Class I Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class I Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Resource Shares, Cash Management Shares, Class A Shares, Class C Shares or Class D Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 through May 31, 2023, which represents a period of 182 days in a 365-day year.

Actual Expenses — The first line under each Share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each Share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Investor Money Market Fund				Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*
Class A Shares
Actual	$1,000.00	$1,021.97		$2.19	$1,000.00	$1,012.48		$2.18
Hypothetical 5% return	1,000.00	1,022.77	+	2.19	1,000.00	1,022.77	+	2.19
Class C Shares
Actual	1,000.00	1,018.17		5.96	1,000.00	1,008.71		5.92
Hypothetical 5% return	1,000.00	1,019.02	+	5.97	1,000.00	1,019.04	+	5.95
Class D Shares
Actual	1,000.00	1,015.80		0.92	—	—		—
Hypothetical 5% return	1,000.00	1,024.01	+	0.93	—	—		—
Class I Shares
Actual	1,000.00	1,023.24		0.93	1,000.00	1,013.74		0.92
Hypothetical 5% return	1,000.00	1,024.01	+	0.93	1,000.00	1,024.01	+	0.93
Capital Shares
Actual	—	—		—	1,000.00	1,012.99		0.92
Hypothetical 5% return	—	—		—	1,000.00	1,024.01	+	0.93
Service Shares
Actual	1,000.00	1,020.71		3.45	1,000.00	1,011.22		3.43
Hypothetical 5% return	1,000.00	1,021.52	+	3.45	1,000.00	1,021.52	+	3.45
Preferred Shares
Actual	—	—		—	1,000.00	1,013.24		1.43
Hypothetical 5% return	—	—		—	1,000.00	1,023.51	+	1.43
Select Shares
Actual	—	—		—	1,000.00	1,013.59		1.05
Hypothetical 5% return	—	—		—	1,000.00	1,023.88	+	1.06
Administration Shares
Actual	1,000.00	1,021.97		2.19	1,000.00	1,012.48		2.18
Hypothetical 5% return	1,000.00	1,022.77	+	2.19	1,000.00	1,022.77	+	2.19

42

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended May 31, 2023 (Unaudited) (continued)

	Investor Money Market Fund				Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*	Beginning Account Value 12/1/22	Ending Account Value 5/31/23		Expenses Paid for the 6 months ended 5/31/23*
Cash Management Shares
Actual	$1,000.00	$1,019.18		$4.95	$1,000.00	$1,009.71		$4.91
Hypothetical 5% return	1,000.00	1,020.02	+	4.96	1,000.00	1,020.04	+	4.94
Premier Shares
Actual	—	—		—	1,000.00	1,011.98		2.66
Hypothetical 5% return	—	—		—	1,000.00	1,022.29	+	2.67
Resource Shares
Actual	1,000.00	1,019.94		4.15	1,000.00	1,010.47		4.16
Hypothetical 5% return	1,000.00	1,020.83	+	4.15	1,000.00	1,020.79	+	4.18

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 5/31/2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Class D Shares	Class I Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares
Investor Money Market Fund	0.43%	1.19%	0.18%	0.18%	—	0.68%	—	—	0.43%	0.98%	—	0.82%

Investor Tax-Exempt Money Market Fund	0.43	1.18	—	0.18	0.33%	0.68	0.28%	0.21%	0.43	0.98	0.53%	0.83

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

43

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.41 trillion in assets under supervision as of March 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Gregory G. Weaver, Chair Dwight L. Bush Kathryn A. Cassidy John G.Chou Joaquin Delgado Eileen H. Dowling James A. McNamara Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of May 31, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co. LLC by calling (Class A Shares and Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2023 Goldman Sachs. All rights reserved. 327162-OTU-1836208 IMMITEMMSAR-23

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	July 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	July 24, 2023

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	July 24, 2023